UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2011

Item 1. Reports to Stockholders

Fidelity®

Balanced

Fund

Semiannual Report

February 28, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Balanced	.61%
Actual		$ 1,000.00	$ 1,177.80	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,021.77	$ 3.06
Class K	.48%
Actual		$ 1,000.00	$ 1,179.20	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.41	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.6	1.7
JPMorgan Chase & Co.	1.5	1.0
Procter & Gamble Co.	1.2	0.9
General Electric Co.	1.2	1.0
Royal Dutch Shell PLC Class B ADR	1.1	0.4
	7.6
Top Five Bond Issuers as of February 28, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	11.9	14.2
Fannie Mae	8.9	8.7
Ginnie Mae	2.3	1.6
Freddie Mac	2.2	1.2
Citigroup, Inc.	0.5	0.5
	25.8
Top Five Market Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.1	13.6
Information Technology	11.8	11.1
Energy	9.3	7.9
Consumer Discretionary	7.6	7.4
Industrials	7.5	6.9
Asset Allocation (% of fund's net assets)
As of February 28, 2011*	As of August 31, 2010**
Stocks and Equity Futures 60.8%	Stocks and Equity Futures 57.8%
Bonds 39.6%	Bonds 42.6%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets † (0.7)%	Short-Term Investments and Net Other Assets † (0.7)%

* Foreign investments	11.7%	** Foreign investments	9.9%
† Short-Term Investments and Net Other Assets are not included in the pie chart.
Percentages are adjusted for the effect of futures and swaps contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.2%
Johnson Controls, Inc.	1,044,700	$ 42,624
TRW Automotive Holdings Corp. (a)	71,481	4,060
		46,684
Automobiles - 0.4%
Ford Motor Co. (a)	4,520,652	68,036
General Motors Co.	393,900	13,207
		81,243
Distributors - 0.1%
Li & Fung Ltd.	2,567,000	15,623
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	536,502	25,285
Marriott International, Inc. Class A	450,300	17,656
McDonald's Corp.	760,847	57,581
Royal Caribbean Cruises Ltd. (a)	329,400	14,424
Starbucks Corp.	1,298,628	42,829
Starwood Hotels & Resorts Worldwide, Inc.	586,800	35,853
		193,628
Household Durables - 0.3%
M.D.C. Holdings, Inc.	333,561	8,756
Stanley Black & Decker, Inc.	495,700	37,589
Whirlpool Corp.	167,737	13,838
		60,183
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	235,800	40,862
Expedia, Inc.	895,700	17,789
		58,651
Media - 2.5%
Comcast Corp. Class A	5,002,037	128,852
DIRECTV (a)	1,462,100	67,213
Legend Pictures Holdings LLC unit (a)(q)	8,571	6,428
Liberty Global, Inc. Class A (a)(f)	518,707	21,838
The Walt Disney Co.	2,979,830	130,338
Time Warner Cable, Inc.	697,706	50,360
Time Warner, Inc.	2,039,069	77,892
Viacom, Inc. Class B (non-vtg.)	1,304,618	58,264
		541,185
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.4%
Nordstrom, Inc.	540,674	$ 24,471
Target Corp.	1,151,225	60,497
		84,968
Specialty Retail - 1.2%
Abercrombie & Fitch Co. Class A	114,176	6,550
Best Buy Co., Inc.	718,703	23,171
Home Depot, Inc.	2,474,800	92,731
Lowe's Companies, Inc.	3,194,080	83,589
Sally Beauty Holdings, Inc. (a)	967,779	12,552
TJX Companies, Inc.	685,112	34,167
Urban Outfitters, Inc. (a)	542,100	20,806
		273,566
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy - Louis Vuitton	54,801	8,640
TOTAL CONSUMER DISCRETIONARY		1,364,371
CONSUMER STAPLES - 5.9%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	603,460	33,703
Coca-Cola Bottling Co. Consolidated	126,019	7,271
Coca-Cola FEMSA SAB de CV sponsored ADR	91,425	6,680
Coca-Cola Icecek AS	298,794	3,308
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	256,225	6,921
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,757,848	35,719
Diageo PLC sponsored ADR	622,002	48,678
Embotelladora Andina SA sponsored ADR	258,353	6,877
Molson Coors Brewing Co. Class B	894,088	40,887
PepsiCo, Inc.	823,528	52,228
Pernod-Ricard SA	46,400	4,278
The Coca-Cola Co.	3,477,922	222,309
		468,859
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	3,204,980	105,957
Fresh Market, Inc.	14,100	575
Safeway, Inc.	1,665,750	36,347
Susser Holdings Corp. (a)	142,152	1,969
United Natural Foods, Inc. (a)	86,919	3,690
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	551,369	$ 28,660
Walgreen Co.	529,782	22,961
		200,159
Food Products - 0.6%
Archer Daniels Midland Co.	340,133	12,646
Bunge Ltd.	288,292	20,806
Danone	83,500	5,235
Dean Foods Co. (a)	495,440	5,232
Nestle SA	605,990	34,313
Unilever NV unit	1,617,401	48,910
Viterra, Inc.	305,000	3,737
		130,879
Household Products - 1.5%
Colgate-Palmolive Co.	824,927	64,773
Procter & Gamble Co.	4,131,803	260,510
		325,283
Personal Products - 0.1%
Avon Products, Inc.	785,708	21,851
Tobacco - 0.7%
Altria Group, Inc.	855,262	21,698
British American Tobacco PLC sponsored ADR	1,122,518	91,070
Philip Morris International, Inc.	556,774	34,954
Souza Cruz Industria Comerico	73,000	3,501
		151,223
TOTAL CONSUMER STAPLES		1,298,254
ENERGY - 7.9%
Energy Equipment & Services - 2.4%
Aker Drilling ASA (a)	662,100	2,460
Aker Solutions ASA	168,800	3,572
Baker Hughes, Inc.	2,035,795	144,643
C&J Energy Services, Inc. (a)(g)	374,800	4,498
Complete Production Services, Inc. (a)	160,300	4,618
Discovery Offshore S.A. (a)(g)	1,018,700	2,274
Dresser-Rand Group, Inc. (a)	68,618	3,381
Ensco International Ltd. ADR	300,360	16,850
Halliburton Co.	3,283,798	154,141
National Oilwell Varco, Inc.	204,155	16,245
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	1,126,808	$ 50,380
Ocean Rig UDW, Inc. (a)	104,100	2,180
Oceaneering International, Inc. (a)	261,349	21,857
Saipem SpA	225,142	11,371
Schlumberger Ltd.	154,324	14,417
TETRA Technologies, Inc. (a)	362,600	5,008
Transocean Ltd. (a)	567,000	47,985
Vantage Drilling Co. (a)	1,691,700	3,519
		509,399
Oil, Gas & Consumable Fuels - 5.5%
Alpha Natural Resources, Inc. (a)	502,800	27,262
Anadarko Petroleum Corp.	329,777	26,986
Apache Corp.	696,048	86,742
BP PLC	790,000	6,370
BP PLC sponsored ADR	1,123,818	54,471
Canadian Natural Resources Ltd.	102,700	5,174
Chesapeake Energy Corp.	766,321	27,289
Chevron Corp.	118,730	12,318
Cimarex Energy Co.	197,645	22,953
CVR Energy, Inc. (a)	268,724	5,079
Denbury Resources, Inc. (a)	1,374,522	33,305
Exxon Mobil Corp.	1,826,681	156,236
Falkland Oil & Gas Ltd. (a)	931,800	1,238
Frontier Oil Corp.	435,900	12,162
Heritage Oil PLC	311,242	1,341
Holly Corp.	812,848	46,446
InterOil Corp. (a)	105,900	7,867
Marathon Oil Corp.	503,300	24,964
Massey Energy Co.	113,186	7,168
Murphy Oil Corp.	147,826	10,870
Newfield Exploration Co. (a)	355,800	25,899
Niko Resources Ltd.	53,500	4,571
Noble Energy, Inc.	68,100	6,310
Occidental Petroleum Corp.	1,021,748	104,188
Paladin Energy Ltd. (a)	461,442	2,342
Peabody Energy Corp.	121,581	7,962
PetroBakken Energy Ltd. Class A (f)	236,300	5,425
Petrobank Energy & Resources Ltd. (a)	534,690	13,757
Petrohawk Energy Corp. (a)	1,210,695	26,151
QEP Resources, Inc.	566,000	22,385
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Repsol YPF SA	264,855	$ 8,891
Resolute Energy Corp. (a)(f)	492,866	8,936
Rockhopper Exploration PLC (a)	202,500	768
Rodinia Oil Corp.	449,500	1,134
Royal Dutch Shell PLC:
Class A sponsored ADR	4,469	323
Class B ADR	3,354,547	241,930
SM Energy Co.	60,500	4,384
Talisman Energy, Inc.	1,776,500	44,099
Targa Resources Corp.	152,899	5,011
Tesoro Corp. (a)	165,300	3,931
Valero Energy Corp.	199,400	5,619
Western Refining, Inc. (a)	610,388	9,931
Whiting Petroleum Corp. (a)	624,880	40,830
Williams Companies, Inc.	1,269,100	38,530
		1,209,548
TOTAL ENERGY		1,718,947
FINANCIALS - 9.9%
Capital Markets - 1.6%
BlackRock, Inc. Class A	195,132	39,805
Credit Suisse Group	875,199	40,483
Evercore Partners, Inc. Class A	187,300	6,458
ICAP PLC	397,900	3,367
Invesco Ltd.	1,221,282	32,779
MF Global Holdings Ltd. (a)	1,428,500	12,385
Morgan Stanley	2,553,236	75,780
Northern Trust Corp.	925,104	47,708
State Street Corp.	1,922,539	85,976
		344,741
Commercial Banks - 2.1%
Banco do Brasil SA	715,000	12,785
Banco Macro SA sponsored ADR	144,500	6,047
FirstMerit Corp.	718,899	12,257
Huntington Bancshares, Inc.	4,115,926	28,153
Industrial & Commercial Bank of China Ltd. (H Shares)	10,047,000	7,715
Mitsubishi UFJ Financial Group, Inc.	2,605,800	14,476
PT Bank Rakyat Indonesia Tbk	16,009,500	8,530
Regions Financial Corp.	5,667,167	43,297
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Sumitomo Mitsui Financial Group, Inc.	1,382,300	$ 52,312
SunTrust Banks, Inc.	1,271,251	38,354
Synovus Financial Corp.	3,042,320	7,758
U.S. Bancorp, Delaware	3,581,157	99,305
Wells Fargo & Co.	4,032,201	130,079
		461,068
Consumer Finance - 0.3%
Capital One Financial Corp.	838,381	41,726
Discover Financial Services	1,123,710	24,441
Promise Co. Ltd.	146,350	1,431
		67,598
Diversified Financial Services - 3.7%
African Bank Investments Ltd.	3,326,311	17,103
Bank of America Corp.	12,918,976	184,612
Citigroup, Inc. (a)	41,474,122	194,099
CME Group, Inc.	92,521	28,800
ING Groep NV (Certificaten Van Aandelen) unit (a)	1,800,900	22,592
IntercontinentalExchange, Inc. (a)	239,605	30,717
JPMorgan Chase & Co.	7,125,643	332,696
NBH Holdings Corp. Class A (a)(g)	576,500	9,945
		820,564
Insurance - 1.4%
Aon Corp.	229,100	12,060
CNO Financial Group, Inc. (a)	2,600,433	18,827
Fairfax Financial Holdings Ltd. (sub. vtg.)	78,500	30,428
Genworth Financial, Inc. Class A (a)	927,396	12,269
Lincoln National Corp.	859,060	27,249
MetLife, Inc.	1,998,807	94,663
Prudential Financial, Inc.	1,120,693	73,775
Torchmark Corp.	31,100	2,029
Unum Group	1,082,929	28,730
		300,030
Real Estate Investment Trusts - 0.5%
ProLogis Trust	3,922,377	63,778
The Macerich Co.	503,901	25,518
U-Store-It Trust	963,889	9,880
Weyerhaeuser Co.	688,100	16,797
		115,973
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Ayala Land, Inc.	19,944,000	$ 6,549
BR Malls Participacoes SA	2,049,600	19,525
Indiabulls Real Estate Ltd. (a)	4,326,123	9,930
PT Lippo Karawaci Tbk	119,905,750	7,340
		43,344
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	1,905,390	20,159
TOTAL FINANCIALS		2,173,477
HEALTH CARE - 6.1%
Biotechnology - 0.9%
Amgen, Inc. (a)	554,181	28,446
AVEO Pharmaceuticals, Inc.	380,100	5,238
AVEO Pharmaceuticals, Inc. (q)	77,244	1,064
Biogen Idec, Inc. (a)	677,608	46,348
BioMarin Pharmaceutical, Inc. (a)	757,800	18,536
Exelixis, Inc. (a)	897,005	11,168
Gilead Sciences, Inc. (a)	1,936,926	75,501
Human Genome Sciences, Inc. (a)	196,631	4,922
Medivir AB (B Shares) (a)	95,943	2,113
		193,336
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	3,824,900	27,386
C. R. Bard, Inc.	293,518	28,694
Covidien PLC	1,818,390	93,556
Edwards Lifesciences Corp. (a)	499,702	42,495
IDEXX Laboratories, Inc. (a)	85,741	6,662
Mako Surgical Corp. (a)(f)	834,230	17,185
Masimo Corp.	332,252	10,014
Quidel Corp. (a)	1,129,647	14,866
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,404,000	5,927
St. Jude Medical, Inc.	451,901	21,637
William Demant Holding AS (a)	249,976	21,216
		289,638
Health Care Providers & Services - 1.7%
CIGNA Corp.	796,388	33,504
Diagnosticos da America SA	685,300	8,279
Express Scripts, Inc. (a)	120,504	6,775
Henry Schein, Inc. (a)	708,513	48,873
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	1,032,500	$ 81,857
Medco Health Solutions, Inc. (a)	1,451,040	89,442
Quest Diagnostics, Inc.	118,277	6,712
UnitedHealth Group, Inc.	1,941,190	82,656
		358,098
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)	1,551,945	65,306
Illumina, Inc. (a)	523,534	36,333
QIAGEN NV (a)	296,906	6,125
		107,764
Pharmaceuticals - 1.7%
Allergan, Inc.	423,642	31,422
Genomma Lab Internacional SA de CV (a)	1,509,900	3,337
Johnson & Johnson	110,207	6,771
Lupin Ltd.	601,850	5,068
Merck & Co., Inc.	2,915,395	94,954
Novo Nordisk AS Series B	282,883	35,660
Pfizer, Inc.	5,245,144	100,917
Shire PLC sponsored ADR	483,100	41,068
Valeant Pharmaceuticals International, Inc. (Canada)	1,452,097	58,293
		377,490
TOTAL HEALTH CARE		1,326,326
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.5%
Bombardier, Inc. Class B (sub. vtg.)	5,089,600	32,752
Goodrich Corp.	611,504	52,730
Precision Castparts Corp.	449,000	63,646
The Boeing Co.	1,092,566	78,676
United Technologies Corp.	1,258,634	105,146
		332,950
Building Products - 0.3%
Armstrong World Industries, Inc.	234,846	9,779
Lennox International, Inc.	504,958	24,490
Owens Corning (a)	865,708	30,932
		65,201
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
Republic Services, Inc.	346,831	$ 10,270
Stericycle, Inc. (a)	239,400	20,689
		30,959
Construction & Engineering - 0.3%
Fluor Corp.	436,936	30,918
Foster Wheeler AG (a)	830,600	30,034
		60,952
Electrical Equipment - 0.9%
Acuity Brands, Inc.	265,238	14,991
Cooper Industries PLC Class A	611,100	39,324
Emerson Electric Co.	1,305,286	77,873
GrafTech International Ltd. (a)	646,161	12,930
Regal-Beloit Corp.	607,829	44,341
Satcon Technology Corp. (a)(f)	1,187,914	4,324
		193,783
Industrial Conglomerates - 1.4%
General Electric Co.	12,161,455	254,418
Textron, Inc.	1,791,144	48,522
		302,940
Machinery - 1.7%
Caterpillar, Inc.	1,126,147	115,914
Charter International PLC	565,256	6,971
Cummins, Inc.	481,979	48,738
Danaher Corp.	1,205,476	60,997
Fanuc Ltd.	72,200	11,279
Fiat Industrial SpA (a)	1,046,000	14,608
Ingersoll-Rand Co. Ltd.	673,800	30,523
Komatsu Ltd.	643,800	19,752
Navistar International Corp. (a)	572,122	35,460
Pall Corp.	527,600	28,680
Vallourec SA	78,264	8,108
		381,030
Road & Rail - 0.7%
CSX Corp.	858,316	64,082
Union Pacific Corp.	829,600	79,152
		143,234
TOTAL INDUSTRIALS		1,511,049
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.3%
Alcatel-Lucent SA sponsored ADR (a)	1,379,900	$ 6,762
Aruba Networks, Inc. (a)	1,593,792	48,531
Brocade Communications Systems, Inc. (a)	1,528,345	9,736
Ciena Corp. (a)(f)	1,531,638	42,227
Meru Networks, Inc. (a)(f)	526,515	11,246
QUALCOMM, Inc.	2,781,830	165,741
		284,243
Computers & Peripherals - 3.2%
A-DATA Technology Co. Ltd.	956,000	1,680
Apple, Inc. (a)	1,592,259	562,402
EMC Corp. (a)	1,837,793	50,006
Imagination Technologies Group PLC (a)	1,229,399	8,217
NetApp, Inc. (a)	760,062	39,265
SanDisk Corp. (a)	776,182	38,499
		700,069
Electronic Equipment & Components - 0.2%
HLS Systems International Ltd. (a)	1,085,415	16,335
Jabil Circuit, Inc.	485,100	10,396
Trimble Navigation Ltd. (a)	268,300	13,187
		39,918
Internet Software & Services - 0.5%
Google, Inc. Class A (a)	41,313	25,341
Mail.ru Group Ltd. GDR unit (a)(g)	112,934	4,094
Monster Worldwide, Inc. (a)	620,996	10,650
WebMD Health Corp. (a)	1,377,782	79,911
		119,996
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	745,156	57,280
Digital Garage, Inc. (a)	3,729	16,297
Paychex, Inc.	941,598	31,666
Visa, Inc. Class A	1,057,147	77,225
		182,468
Semiconductors & Semiconductor Equipment - 3.5%
Amkor Technology, Inc. (a)	638,707	4,707
Analog Devices, Inc.	2,620,988	104,525
Applied Materials, Inc.	4,624,243	75,976
ARM Holdings PLC sponsored ADR (f)	1,350,031	40,865
ASAT Holdings Ltd. (a)	88,719	0
ASML Holding NV	2,159,922	94,173
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Atheros Communications, Inc. (a)	359,900	$ 16,127
ATMI, Inc. (a)	49,790	908
Elpida Memory, Inc. (a)(f)	865,600	12,973
Inotera Memories, Inc. (a)	40,633,880	21,532
KLA-Tencor Corp.	531,024	25,925
Lam Research Corp. (a)	1,351,041	74,172
Micron Technology, Inc. (a)	16,468,285	183,292
Nanya Technology Corp. (a)	20,773,245	11,193
Powertech Technology, Inc.	1,646,000	5,774
Samsung Electronics Co. Ltd.	58,648	48,100
Skyworks Solutions, Inc. (a)	125,790	4,521
Varian Semiconductor Equipment Associates, Inc. (a)	745,655	35,575
		760,338
Software - 2.0%
Ariba, Inc. (a)	175,838	5,442
Autodesk, Inc. (a)	108,310	4,554
CA, Inc.	470,367	11,656
Check Point Software Technologies Ltd. (a)	1,626,206	81,050
Microsoft Corp.	7,917,420	210,445
Nuance Communications, Inc. (a)	716,037	13,361
Oracle Corp.	3,003,289	98,808
Red Hat, Inc. (a)	74,045	3,057
Taleo Corp. Class A (a)	163,869	5,291
		433,664
TOTAL INFORMATION TECHNOLOGY		2,520,696
MATERIALS - 2.0%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	449,780	41,380
Albemarle Corp.	207,037	11,917
Ashland, Inc.	453,236	25,517
Celanese Corp. Class A	463,172	19,198
CF Industries Holdings, Inc.	157,483	22,249
Dow Chemical Co.	1,027,186	38,170
LyondellBasell Industries NV Class A (a)	785,477	29,911
Monsanto Co.	390,623	28,082
Solutia, Inc. (a)	1,127,149	26,161
Wacker Chemie AG	46,594	8,597
		251,182
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Construction Materials - 0.0%
HeidelbergCement AG	90,908	$ 6,364
Containers & Packaging - 0.1%
Ball Corp.	559,998	20,216
Rock-Tenn Co. Class A	146,751	10,074
		30,290
Metals & Mining - 0.7%
Anglo American PLC (United Kingdom)	1,279,753	69,360
AngloGold Ashanti Ltd. sponsored ADR	757,921	37,017
Carpenter Technology Corp.	250,542	10,418
MacArthur Coal Ltd.	151,219	1,829
Reliance Steel & Aluminum Co.	362,200	20,041
Walter Energy, Inc.	67,545	8,174
		146,839
TOTAL MATERIALS		434,675
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	1,736,340	49,277
Qwest Communications International, Inc.	18,563,045	126,600
Telenor ASA	245,000	4,063
Verizon Communications, Inc.	2,431,185	89,759
		269,699
Wireless Telecommunication Services - 0.7%
American Tower Corp. Class A (a)	1,405,873	75,861
Clearwire Corp. Class A (a)	4,112,500	20,686
MetroPCS Communications, Inc. (a)	891,002	12,830
Sprint Nextel Corp. (a)	1,129,800	4,937
Vodafone Group PLC	6,346,000	18,019
Vodafone Group PLC sponsored ADR	279,006	7,985
		140,318
TOTAL TELECOMMUNICATION SERVICES		410,017
UTILITIES - 1.9%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	601,258	21,513
Duke Energy Corp.	477,500	8,590
Edison International	947,336	35,165
NextEra Energy, Inc.	1,800,854	99,893
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
NV Energy, Inc.	296,200	$ 4,351
Pinnacle West Capital Corp.	122,113	5,157
		174,669
Gas Utilities - 0.1%
National Fuel Gas Co.	59,082	4,307
ONEOK, Inc.	196,597	12,694
		17,001
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	891,100	11,023
Constellation Energy Group, Inc.	406,119	12,618
NRG Energy, Inc. (a)	278,432	5,566
		29,207
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	1,192,600	18,915
Dominion Resources, Inc.	323,100	14,743
NiSource, Inc.	968,500	18,556
PG&E Corp.	1,097,612	50,556
Public Service Enterprise Group, Inc.	1,230,226	40,228
Sempra Energy	1,172,940	62,436
		205,434
TOTAL UTILITIES		426,311
TOTAL COMMON STOCKS (Cost $10,348,839)		13,184,123
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	0
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Porsche Automobil Holding SE	122,400	$ 9,699
Volkswagen AG	267,762	45,413
TOTAL NON-CONVERTIBLE PREFERRED STOCKS		55,112
TOTAL PREFERRED STOCKS (Cost $43,274)		55,112
Nonconvertible Bonds - 7.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 6,570	6,742
5.875% 3/15/11	2,440	2,444
		9,186
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	7,904	8,316
5.875% 1/15/36	6,603	5,839
6.375% 6/15/14	1,494	1,640
Whirlpool Corp.:
6.125% 6/15/11	1,250	1,269
6.5% 6/15/16	697	777
		17,841
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	4,975	5,879
Comcast Corp.:
4.95% 6/15/16	2,207	2,358
5.15% 3/1/20	644	671
5.5% 3/15/11	309	309
5.7% 5/15/18	11,911	13,020
6.4% 3/1/40	4,756	4,948
6.45% 3/15/37	2,326	2,434
COX Communications, Inc. 4.625% 6/1/13	3,612	3,857
Discovery Communications LLC:
3.7% 6/1/15	5,116	5,303
5.05% 6/1/20	146	153
6.35% 6/1/40	4,773	5,022
Liberty Media Corp. 8.25% 2/1/30	3,410	3,308
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
NBC Universal, Inc.:
3.65% 4/30/15 (g)	$ 6,489	$ 6,632
5.15% 4/30/20 (g)	7,276	7,495
6.4% 4/30/40 (g)	6,271	6,552
News America Holdings, Inc. 7.75% 12/1/45	7,397	8,913
Time Warner Cable, Inc.:
5.4% 7/2/12	2,870	3,028
5.85% 5/1/17	3,400	3,744
6.2% 7/1/13	2,729	3,013
6.75% 7/1/18	1,378	1,582
Time Warner, Inc.:
3.15% 7/15/15	392	398
4.875% 3/15/20	982	1,008
5.875% 11/15/16	4,125	4,615
6.2% 3/15/40	3,821	3,893
6.5% 11/15/36	2,758	2,903
Viacom, Inc. 4.375% 9/15/14	418	447
		101,485
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	820	892
TOTAL CONSUMER DISCRETIONARY		129,404
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	3,211	3,279
5.375% 11/15/14 (g)	7,113	7,860
Diageo Capital PLC 5.2% 1/30/13	4,139	4,449
FBG Finance Ltd. 5.125% 6/15/15 (g)	3,447	3,663
PepsiCo, Inc. 7.9% 11/1/18	550	697
The Coca-Cola Co. 3.15% 11/15/20	1,288	1,201
		21,149
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 6.302% 6/1/37 (n)	817	805
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	572	643
Kraft Foods, Inc.:
5.375% 2/10/20	8,116	8,627
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
5.625% 11/1/11	$ 553	$ 571
6.5% 8/11/17	8,854	10,171
6.75% 2/19/14	436	495
		20,507
Tobacco - 0.2%
Altria Group, Inc.:
8.5% 11/10/13	483	569
9.7% 11/10/18	22,451	29,556
Reynolds American, Inc.:
6.75% 6/15/17	3,486	3,924
7.25% 6/15/37	8,599	9,123
		43,172
TOTAL CONSUMER STAPLES		85,633
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (g)	6,637	6,878
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	7,812
6.5% 4/1/20	1,091	1,203
Noble Holding International Ltd. 3.45% 8/1/15	934	954
Weatherford International Ltd.:
4.95% 10/15/13	2,045	2,174
5.15% 3/15/13	2,673	2,824
		21,845
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	718	788
6.375% 9/15/17	6,386	7,118
Apache Corp. 5.1% 9/1/40	6,294	5,842
BW Group Ltd. 6.625% 6/28/17 (g)	3,472	3,506
Canadian Natural Resources Ltd.:
5.15% 2/1/13	5,282	5,641
5.7% 5/15/17	424	474
Cenovus Energy, Inc. 4.5% 9/15/14	648	698
ConocoPhillips 5.75% 2/1/19	9,619	10,897
Duke Capital LLC 6.25% 2/15/13	809	879
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services:
5.375% 10/15/15 (g)	$ 1,435	$ 1,540
6.45% 11/3/36 (g)	6,493	6,615
El Paso Natural Gas Co. 5.95% 4/15/17	1,098	1,196
EnCana Holdings Finance Corp. 5.8% 5/1/14	3,391	3,770
Enterprise Products Operating LP:
5.6% 10/15/14	715	793
5.65% 4/1/13	563	608
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)	4,535	4,784
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	327	378
Marathon Petroleum Corp. 5.125% 3/1/21 (g)	4,207	4,264
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	6,234	6,782
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	3,483	3,831
6.85% 1/15/40 (g)	9,822	11,380
Nakilat, Inc. 6.067% 12/31/33 (g)	2,490	2,502
Nexen, Inc.:
5.05% 11/20/13	6,318	6,738
5.2% 3/10/15	1,067	1,134
5.875% 3/10/35	1,565	1,424
6.2% 7/30/19	893	955
6.4% 5/15/37	5,235	5,010
NGPL PipeCo LLC 6.514% 12/15/12 (g)	4,184	4,510
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	6,946	7,014
5.75% 1/20/20	14,905	15,466
6.875% 1/20/40	1,494	1,524
7.875% 3/15/19	7,382	8,705
Petroleos Mexicanos 6% 3/5/20	952	997
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	149	153
4.25% 9/1/12	718	746
5% 2/1/21	2,303	2,308
6.125% 1/15/17	1,940	2,161
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (g)	2,455	2,657
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (g)	3,472	3,589
5.5% 9/30/14 (g)	5,137	5,463
5.832% 9/30/16 (g)	1,407	1,498
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III: - continued
6.332% 9/30/27 (g)	$ 5,910	$ 6,140
6.75% 9/30/19 (g)	3,177	3,559
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	3,193	3,431
Southeast Supply Header LLC 4.85% 8/15/14 (g)	543	569
Spectra Energy Capital, LLC 5.65% 3/1/20	455	482
Suncor Energy, Inc.:
6.1% 6/1/18	9,624	10,950
6.85% 6/1/39	8,895	10,101
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,280	3,461
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,476
XTO Energy, Inc.:
4.9% 2/1/14	394	432
5% 1/31/15	1,414	1,569
5.65% 4/1/16	970	1,114
		199,622
TOTAL ENERGY		221,467
FINANCIALS - 3.2%
Capital Markets - 0.7%
Bear Stearns Companies, Inc. 5.3% 10/30/15	11,058	12,047
BlackRock, Inc. 6.25% 9/15/17	1,587	1,814
Goldman Sachs Group, Inc.:
3.7% 8/1/15	7,427	7,533
5.95% 1/18/18	4,684	5,085
6% 6/15/20	10,000	10,714
6.15% 4/1/18	1,671	1,831
6.25% 2/1/41	5,000	5,088
6.75% 10/1/37	5,715	5,858
Janus Capital Group, Inc. 6.125% 9/15/11 (e)	879	894
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	12,166
Lazard Group LLC:
6.85% 6/15/17	4,528	4,823
7.125% 5/15/15	1,616	1,778
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	5,465	5,823
6.4% 8/28/17	4,179	4,592
6.875% 4/25/18	5,473	6,157
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
0.6031% 1/9/14 (n)	$ 1,673	$ 1,636
4% 7/24/15	956	979
4.75% 4/1/14	932	974
5.45% 1/9/17	1,800	1,898
5.625% 9/23/19	1,795	1,843
5.75% 1/25/21	26,300	27,014
5.95% 12/28/17	646	690
6% 5/13/14	6,140	6,718
6% 4/28/15	2,091	2,290
6.625% 4/1/18	1,257	1,389
7.3% 5/13/19	6,528	7,434
The Bank of New York, Inc. 4.3% 5/15/14	6,301	6,794
UBS AG Stamford Branch:
3.875% 1/15/15	11,500	11,811
5.75% 4/25/18	1,660	1,804
		159,477
Commercial Banks - 0.6%
Bank of America NA:
5.3% 3/15/17	14,492	15,103
6.1% 6/15/17	565	607
Credit Suisse New York Branch 6% 2/15/18	15,195	16,225
DBS Bank Ltd. (Singapore) 0.534% 5/16/17 (g)(n)	4,537	4,452
Discover Bank:
7% 4/15/20	3,200	3,529
8.7% 11/18/19	2,425	2,916
Export-Import Bank of Korea:
5.25% 2/10/14 (g)	456	486
5.5% 10/17/12	2,649	2,797
Fifth Third Bancorp:
3.625% 1/25/16	4,058	4,075
4.5% 6/1/18	584	570
8.25% 3/1/38	4,070	4,905
Fifth Third Bank 4.75% 2/1/15	951	996
Fifth Third Capital Trust IV 6.5% 4/15/67 (n)	2,859	2,788
HBOS PLC 6.75% 5/21/18 (g)	560	532
Huntington Bancshares, Inc. 7% 12/15/20	1,908	2,089
JPMorgan Chase Bank 6% 10/1/17	2,460	2,711
KeyBank NA:
5.45% 3/3/16	2,765	2,973
5.8% 7/1/14	5,776	6,317
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Manufacturers & Traders Trust Co. 1.8028% 4/1/13 (n)	$ 791	$ 790
Marshall & Ilsley Bank:
4.85% 6/16/15	3,561	3,737
5% 1/17/17	4,951	5,160
5.25% 9/4/12	2,221	2,327
PNC Funding Corp. 3.625% 2/8/15	2,015	2,086
Regions Bank:
6.45% 6/26/37	6,564	6,015
7.5% 5/15/18	3,852	4,083
Regions Financial Corp.:
0.4728% 6/26/12 (n)	499	475
5.75% 6/15/15	1,443	1,443
7.75% 11/10/14	6,740	7,195
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (g)(n)	2,233	2,139
Union Planters Corp. 7.75% 3/1/11	716	716
UnionBanCal Corp. 5.25% 12/16/13	777	836
Wachovia Bank NA:
4.8% 11/1/14	551	586
4.875% 2/1/15	1,653	1,767
Wachovia Corp.:
5.625% 10/15/16	3,991	4,348
5.75% 6/15/17	2,371	2,644
Wells Fargo & Co. 3.625% 4/15/15	7,671	7,947
		128,365
Consumer Finance - 0.3%
Discover Financial Services:
6.45% 6/12/17	12,103	13,122
10.25% 7/15/19	862	1,116
General Electric Capital Corp.:
2.25% 11/9/15	5,578	5,407
3.5% 6/29/15	3,097	3,183
5.625% 9/15/17	22,752	24,917
Household Finance Corp. 6.375% 10/15/11	2,184	2,260
HSBC Finance Corp. 5.9% 6/19/12	855	903
SLM Corp.:
0.5016% 3/15/11 (n)	90	90
0.5331% 10/25/11 (n)	6,795	6,740
		57,738
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.6%
Bank of America Corp. 5.75% 12/1/17	$ 10,850	$ 11,600
BP Capital Markets PLC:
3.125% 10/1/15	968	982
3.625% 5/8/14	7,827	8,179
4.5% 10/1/20	961	965
Capital One Capital V 10.25% 8/15/39	4,592	4,988
Citigroup, Inc.:
4.75% 5/19/15	11,282	11,913
5.5% 4/11/13	8,594	9,213
6.125% 5/15/18	13,611	14,924
6.5% 8/19/13	25,586	28,199
JPMorgan Chase & Co.:
3.4% 6/24/15	949	962
4.65% 6/1/14	8,500	9,083
6.3% 4/23/19	8,000	8,989
ORIX Corp. 5.48% 11/22/11	311	320
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	1,280	1,257
5.5% 1/15/14 (g)	816	856
5.7% 4/15/17 (g)	1,991	2,044
TECO Finance, Inc.:
4% 3/15/16	1,828	1,859
5.15% 3/15/20	10,344	10,708
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	4,215	4,462
ZFS Finance USA Trust II 6.45% 12/15/65 (g)(n)	4,049	4,130
ZFS Finance USA Trust IV 5.875% 5/9/62 (g)(n)	1,303	1,298
		136,931
Insurance - 0.4%
Aon Corp.:
3.5% 9/30/15	3,180	3,192
5% 9/30/20	3,164	3,228
6.25% 9/30/40	2,120	2,195
Assurant, Inc. 5.625% 2/15/14	2,245	2,380
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	488
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(n)	1,750	1,794
Hartford Financial Services Group, Inc. 5.375% 3/15/17	287	299
Liberty Mutual Group, Inc. 6.5% 3/15/35 (g)	698	643
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (g)	$ 5,143	$ 6,922
MetLife, Inc.:
2.375% 2/6/14	1,427	1,446
5% 6/15/15	941	1,018
5.875% 2/6/41	2,211	2,280
6.125% 12/1/11	800	833
6.75% 6/1/16	5,158	5,953
Metropolitan Life Global Funding I:
5.125% 4/10/13 (g)	452	484
5.125% 6/10/14 (g)	4,625	5,022
Monumental Global Funding II 5.65% 7/14/11 (g)	1,940	1,965
Monumental Global Funding III 5.5% 4/22/13 (g)	2,585	2,751
New York Life Insurance Co. 6.75% 11/15/39 (g)	3,203	3,728
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	4,632	5,007
Pacific Life Global Funding 5.15% 4/15/13 (g)	3,976	4,230
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,353	4,419
Pacific LifeCorp 6% 2/10/20 (g)	5,390	5,690
Prudential Financial, Inc.:
3.875% 1/14/15	5,340	5,552
5.15% 1/15/13	2,934	3,115
7.375% 6/15/19	2,520	2,994
8.875% 6/15/38 (n)	2,403	2,799
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(n)	473	443
Symetra Financial Corp. 6.125% 4/1/16 (g)	5,955	6,225
Unum Group:
5.625% 9/15/20	3,667	3,726
7.125% 9/30/16	869	985
		91,806
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
4.95% 3/15/13	296	315
5.5% 1/15/12	1,481	1,536
BRE Properties, Inc. 5.5% 3/15/17	977	1,051
Camden Property Trust:
5.375% 12/15/13	3,103	3,326
5.875% 11/30/12	542	577
Developers Diversified Realty Corp.:
5.25% 4/15/11	3,557	3,571
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
5.375% 10/15/12	$ 2,949	$ 3,054
7.5% 4/1/17	4,622	5,285
Duke Realty LP:
4.625% 5/15/13	967	1,003
5.875% 8/15/12	98	103
Equity One, Inc.:
6% 9/15/17	717	736
6.25% 12/15/14	1,000	1,073
6.25% 1/15/17	399	417
Federal Realty Investment Trust:
5.4% 12/1/13	355	383
5.9% 4/1/20	1,860	2,043
6% 7/15/12	3,443	3,646
6.2% 1/15/17	501	558
HRPT Properties Trust:
5.75% 11/1/15	719	763
6.25% 6/15/17	996	1,042
6.65% 1/15/18	676	721
Washington (REIT):
5.25% 1/15/14	476	502
5.95% 6/15/11	4,317	4,368
		36,073
Real Estate Management & Development - 0.3%
AMB Property LP 5.9% 8/15/13	2,086	2,215
Arden Realty LP 5.2% 9/1/11	1,573	1,608
BioMed Realty LP 6.125% 4/15/20	2,467	2,579
Brandywine Operating Partnership LP:
5.7% 5/1/17	129	134
5.75% 4/1/12	2,217	2,284
Digital Realty Trust LP 4.5% 7/15/15	3,650	3,762
Duke Realty LP:
5.4% 8/15/14	771	823
5.5% 3/1/16	3,075	3,207
5.625% 8/15/11	6,693	6,800
6.75% 3/15/20	560	626
8.25% 8/15/19	2,489	2,999
ERP Operating LP:
4.75% 7/15/20	5,288	5,377
5.5% 10/1/12	382	407
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP:
4.75% 10/1/20	$ 7,482	$ 7,399
5.125% 3/2/15	1,229	1,300
5.5% 12/15/16	1,772	1,920
Mack-Cali Realty LP 7.75% 8/15/19	1,036	1,245
Post Apartment Homes LP 6.3% 6/1/13	3,079	3,297
Regency Centers LP:
4.95% 4/15/14	494	516
5.25% 8/1/15	1,725	1,843
5.875% 6/15/17	877	951
Simon Property Group LP:
4.2% 2/1/15	2,640	2,781
6.75% 5/15/14	5,698	6,410
Tanger Properties LP:
6.125% 6/1/20	3,914	4,233
6.15% 11/15/15	1,254	1,353
		66,069
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp. 5.65% 5/1/18	11,675	12,337
First Niagara Financial Group, Inc. 6.75% 3/19/20	5,919	6,433
		18,770
TOTAL FINANCIALS		695,229
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15	907	880
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,467
6.3% 8/15/14	2,925	3,125
Express Scripts, Inc. 6.25% 6/15/14	1,991	2,223
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,740	1,726
4.125% 9/15/20	5,031	4,894
UnitedHealth Group, Inc. 3.875% 10/15/20	954	917
WellPoint, Inc. 4.35% 8/15/20	967	965
		15,317
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.0%
Novartis Capital Corp. 4.125% 2/10/14	$ 2,369	$ 2,539
Roche Holdings, Inc. 5% 3/1/14 (g)	4,805	5,258
Watson Pharmaceuticals, Inc. 5% 8/15/14	1,065	1,150
		8,947
TOTAL HEALTH CARE		25,144
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	846	902
6.375% 6/1/19 (g)	5,000	5,577
6.4% 12/15/11 (g)	661	690
		7,169
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	51	51
Continental Airlines, Inc.:
6.648% 3/15/19	3,311	3,454
6.82% 5/1/18	179	189
6.9% 7/2/19	900	958
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	264	279
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,940	1,900
8.36% 7/20/20	1,456	1,480
		8,311
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17	25,356	27,776
TOTAL INDUSTRIALS		43,256
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	3,694	4,059
6% 10/1/12	4,552	4,872
6.55% 10/1/17	1,119	1,289
		10,220
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	$ 545	$ 574
5.5% 5/15/12	1,881	1,976
		2,550
TOTAL INFORMATION TECHNOLOGY		12,770
MATERIALS - 0.1%
Chemicals - 0.1%
Dow Chemical Co.:
4.85% 8/15/12	3,469	3,653
7.6% 5/15/14	10,939	12,703
		16,356
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,152	2,319
Metals & Mining - 0.0%
Anglo American Capital PLC 9.375% 4/8/14 (g)	1,278	1,540
ArcelorMittal SA 3.75% 3/1/16	2,109	2,100
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,597	1,672
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (g)	1,618	1,741
United States Steel Corp. 6.65% 6/1/37	4,497	3,991
Vale Overseas Ltd. 6.25% 1/23/17	2,726	3,073
		14,117
TOTAL MATERIALS		32,792
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
2.5% 8/15/15	6,691	6,626
6.3% 1/15/38	15,595	16,191
6.8% 5/15/36	9,241	10,155
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,158	1,409
CenturyLink, Inc. 7.6% 9/15/39	5,997	6,330
Sprint Capital Corp. 6.875% 11/15/28	12,000	10,815
Telecom Italia Capital SA:
4.95% 9/30/14	3,767	3,871
5.25% 10/1/15	3,073	3,125
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
6.999% 6/4/18	$ 8,694	$ 9,331
7.175% 6/18/19	771	835
7.2% 7/18/36	1,780	1,739
Telefonica Emisiones SAU:
5.134% 4/27/20	772	768
5.462% 2/16/21	4,994	5,068
6.421% 6/20/16	939	1,043
Verizon Communications, Inc.:
6.1% 4/15/18	2,674	3,010
6.25% 4/1/37	4,611	4,792
Verizon New England, Inc. 6.5% 9/15/11	1,046	1,079
Verizon New York, Inc. 6.875% 4/1/12	3,115	3,304
		89,491
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV 3.625% 3/30/15	1,082	1,113
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	13,460	14,479
5.875% 10/1/19	8,810	9,548
6.35% 3/15/40	2,500	2,550
Vodafone Group PLC:
5% 12/16/13	2,696	2,930
5.5% 6/15/11	2,232	2,264
		32,884
TOTAL TELECOMMUNICATION SERVICES		122,375
UTILITIES - 0.8%
Electric Utilities - 0.5%
Alabama Power Co. 3.375% 10/1/20	3,896	3,675
Ameren Illinois Co. 6.125% 11/15/17	333	370
AmerenUE 6.4% 6/15/17	3,507	3,974
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,829	5,298
Commonwealth Edison Co. 1.625% 1/15/14	4,248	4,237
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (g)	10,335	10,694
Edison International 3.75% 9/15/17	4,275	4,242
EDP Finance BV:
4.9% 10/1/19 (g)	1,900	1,729
6% 2/2/18 (g)	2,801	2,752
Enel Finance International SA 5.7% 1/15/13 (g)	305	324
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp. 7.375% 11/15/31	$ 7,646	$ 8,335
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,798	1,891
6.05% 8/15/21	5,466	5,717
Kentucky Utilities Co.:
3.25% 11/1/20 (g)	589	551
5.125% 11/1/40 (g)	4,211	4,082
LG&E and KU Energy LLC:
2.125% 11/15/15 (g)	4,999	4,791
3.75% 11/15/20 (g)	984	930
Louisville Gas & Electric Co. 5.125% 11/15/40 (g)	1,263	1,230
Nevada Power Co.:
6.5% 5/15/18	5,290	6,068
6.5% 8/1/18	1,844	2,122
Pennsylvania Electric Co. 6.05% 9/1/17	618	674
Pepco Holdings, Inc. 2.7% 10/1/15	4,728	4,651
Progress Energy, Inc.:
4.4% 1/15/21	18,218	18,119
6% 12/1/39	4,410	4,627
7.1% 3/1/11	3,974	3,974
Sierra Pacific Power Co. 5.45% 9/1/13	1,831	1,994
Tampa Electric Co.:
5.4% 5/15/21 (g)	2,634	2,840
6.15% 5/15/37	4,486	4,854
		114,745
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	357	386
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	2,413	2,652
Exelon Generation Co. LLC:
4% 10/1/20	8,787	8,176
5.35% 1/15/14	1,235	1,335
		12,163
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	2,763	2,905
Dominion Resources, Inc.:
6.3% 9/30/66 (n)	13,426	13,124
7.5% 6/30/66 (n)	3,828	3,981
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
DTE Energy Co. 7.05% 6/1/11	$ 1,155	$ 1,172
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	3,227	3,460
6.5% 9/15/37	3,287	3,654
National Grid PLC 6.3% 8/1/16	407	464
NiSource Finance Corp.:
5.25% 9/15/17	682	722
5.4% 7/15/14	6,582	7,156
5.45% 9/15/20	980	1,021
6.25% 12/15/40	1,664	1,717
6.4% 3/15/18	1,557	1,748
6.8% 1/15/19	4,065	4,682
Wisconsin Energy Corp. 6.25% 5/15/67 (n)	3,554	3,550
		49,356
TOTAL UTILITIES		176,650
TOTAL NONCONVERTIBLE BONDS (Cost $1,434,889)		1,544,720
U.S. Government and Government Agency Obligations - 12.2%

U.S. Government Agency Obligations - 0.3%
Fannie Mae 2.75% 3/13/14	12,990	13,531
Tennessee Valley Authority 3.875% 2/15/21	39,390	39,639
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		53,170
U.S. Treasury Inflation Protected Obligations - 0.8%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	145,326	151,670
2.125% 2/15/41	27,932	29,069
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		180,739
U.S. Treasury Obligations - 11.1%
U.S. Treasury Bills, yield at date of purchase 0.13% 3/3/11 (j)	6,800	6,800
U.S. Treasury Bonds:
3.875% 8/15/40	38,014	34,129
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.25% 11/15/40	$ 96,995	$ 93,024
4.375% 11/15/39	65,120	63,899
4.75% 2/15/41	8,416	8,775
U.S. Treasury Notes:
1% 10/31/11	70,000	70,364
1% 1/15/14 (f)	285,128	284,215
1.25% 2/15/14	695,204	696,947
1.375% 11/30/15 (k)	73,833	71,647
2.125% 12/31/15	163,520	163,980
2.125% 2/29/16	62,728	62,699
2.625% 8/15/20	355,721	334,267
3.125% 4/30/17	480,000	495,450
3.625% 2/15/21	42,490	43,227
TOTAL U.S. TREASURY OBLIGATIONS		2,429,423
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,693,797)		2,663,332
U.S. Government Agency - Mortgage Securities - 5.2%

Fannie Mae - 3.7%
2.59% 6/1/36 (n)	212	221
3% 1/1/26	15,998	15,594
3.5% 9/1/25 to 11/1/40 (h)	48,133	46,817
3.5% 3/1/26 (h)(i)	26,000	26,055
3.536% 7/1/37 (n)	644	674
4% 9/1/24 to 1/1/41	47,335	46,772
4% 3/1/26 (h)(i)	3,000	3,083
4% 3/1/41 (h)(i)	4,000	3,944
4% 3/1/41 (h)(i)	6,500	6,409
4.5% 6/1/24 to 11/1/40	35,945	36,727
4.5% 3/1/26 (h)	1,500	1,572
4.5% 3/1/41 (h)(i)	49,000	49,938
4.5% 3/1/41 (h)	16,000	16,306
4.5% 3/1/41 (h)	16,500	16,816
4.5% 3/1/41 (h)	2,000	2,038
4.5% 3/1/41 (h)(i)	17,000	17,325
4.5% 3/1/41 (h)	16,500	16,816
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 3/1/41 (h)(i)	$ 9,200	$ 9,376
5% 6/1/24 to 8/1/40	101,063	106,515
5% 3/1/41 (h)(i)	7,000	7,331
5% 3/1/41 (h)(i)	21,000	21,994
5% 3/1/41 (h)(i)	25,000	26,183
5% 3/1/41 (h)(i)	26,000	27,231
5.5% 9/1/24 to 3/1/40	133,215	142,673
5.5% 3/1/41 (h)(i)	10,800	11,544
6% 2/1/23 to 4/1/39	64,364	69,974
6% 3/1/41 (h)(i)	74,800	81,300
6.5% 1/1/36 to 8/1/36	5,614	6,314
TOTAL FANNIE MAE		817,542
Freddie Mac - 0.7%
3.352% 10/1/35 (n)	296	314
4.5% 7/1/25 to 10/1/40	2,640	2,721
4.5% 3/1/41 (h)	24,000	24,435
4.5% 3/1/41 (h)	18,000	18,326
4.5% 3/1/41 (h)	16,000	16,290
5% 3/1/19 to 9/1/40	55,956	58,918
5.5% 10/1/38	16,454	17,562
6% 7/1/37 to 8/1/37	1,910	2,079
6% 3/1/41 (h)	4,000	4,345
6.5% 11/1/34 to 3/1/36	9,605	10,807
TOTAL FREDDIE MAC		155,797
Ginnie Mae - 0.8%
4% 1/15/25 to 10/20/25	26,197	27,381
4.5% 3/15/39 to 1/15/41	60,477	62,585
5% 3/1/41 (h)(i)	23,000	24,419
5% 3/1/41 (h)(i)	15,000	15,926
5% 3/1/41 (h)(i)	13,000	13,802
5.5% 12/15/31 to 1/15/39	1,989	2,166
6% 2/15/34	13,066	14,443
6.5% 3/15/34	5,839	6,610
TOTAL GINNIE MAE		167,332
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,135,802)		1,140,671
Asset-Backed Securities - 0.5%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7315% 4/25/35 (n)	$ 1,880	$ 1,406
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0115% 3/25/34 (n)	64	63
Class M2, 1.9115% 3/25/34 (n)	482	393
Series 2005-HE2 Class M2, 0.7115% 4/25/35 (n)	187	176
Series 2006-OP1:
Class M4, 0.6315% 4/25/36 (n)	187	2
Class M5, 0.6515% 4/25/36 (n)	11	0*
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.742% 10/20/14 (n)	58	11
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (g)	3,320	3,404
Series 2011-1 Class A2, 2.15% 1/15/16	6,360	6,350
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	777	797
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9615% 12/25/33 (n)	105	90
Series 2004-R2 Class M3, 0.8115% 4/25/34 (n)	147	38
Series 2004-R8 Class M9, 3.0115% 9/25/34 (n)	334	1
Series 2005-R2 Class M1, 0.7115% 4/25/35 (n)	2,266	1,945
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.04% 3/25/34 (n)	53	42
Series 2004-W11 Class M2, 0.9615% 11/25/34 (n)	616	457
Series 2004-W7 Class M1, 0.8115% 5/25/34 (n)	1,600	1,107
Series 2006-W4 Class A2C, 0.4215% 5/25/36 (n)	1,530	548
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0865% 4/25/34 (n)	2,929	2,379
Series 2006-HE2 Class M1, 0.6315% 3/25/36 (n)	261	7
Axon Financial Funding Ltd. 2.025% 4/4/17 (d)(g)(n)	6,960	0*
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0528% 12/1/41 (n)	676	675
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3128% 12/26/24 (n)	1,784	1,614
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (n)	134	133
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	137	137
Class C, 5.31% 6/15/12	1,633	1,655
Series 2007-1 Class C, 5.38% 11/15/12	583	604
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Trust Ltd. Series 2004-1:
Class A2, 0.712% 7/20/39 (g)(n)	$ 502	$ 377
Class B, 1.012% 7/20/39 (g)(n)	290	133
Class C, 1.362% 7/20/39 (g)(n)	372	56
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	641	651
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5615% 7/25/36 (n)	5,102	324
Series 2006-NC2 Class M7, 1.1115% 6/25/36 (n)	467	2
Series 2006-NC4 Class M1, 0.5615% 10/25/36 (n)	3,478	263
Series 2006-RFC1 Class M9, 2.1315% 5/25/36 (n)	205	12
Series 2007-RFC1 Class A3, 0.4015% 12/25/36 (n)	1,978	744
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (g)	1,867	1,868
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	13,320	13,608
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.5315% 10/25/35 (n)	1,996	1,941
Series 2007-AMC4 Class M1, 0.5315% 5/25/37 (n)	840	131
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3215% 6/25/47 (n)	69	67
Series 2007-4 Class A1A, 0.36% 9/25/37 (n)	496	475
Series 2007-5 Class 2A1, 0.3615% 9/25/47 (n)	5,192	5,068
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	363	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2315% 4/25/34 (n)	175	73
Series 2004-4 Class M2, 1.0565% 6/25/34 (n)	645	370
Series 2005-3 Class MV1, 0.6815% 8/25/35 (n)	933	893
Series 2005-AB1 Class A2, 0.4715% 8/25/35 (n)	109	108
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (g)	290	294
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6842% 5/28/35 (n)	43	32
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4365% 8/25/34 (n)	319	183
Series 2006-3 Class 2A3, 0.4215% 11/25/36 (n)	6,512	2,410
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0865% 3/25/34 (n)	25	7
Series 2006-FF14 Class A2, 0.3215% 10/25/36 (n)	1,591	1,551
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	564	573
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8158% 6/15/13 (n)	$ 848	$ 846
Series 2010-1 Class A, 1.9158% 12/15/14 (g)(n)	4,390	4,477
Series 2010-5 Class A1, 1.5% 9/15/15	7,020	6,961
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	60	60
Series 2007-1:
Class A4, 5.03% 2/16/15	255	255
Class C, 5.43% 2/16/15	613	611
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7515% 1/25/35 (n)	1,041	515
Class M4, 0.9415% 1/25/35 (n)	399	127
Series 2006-D Class M1, 0.4915% 11/25/36 (n)	298	9
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (g)(n)	3,122	1,842
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)	1,288	1,025
GE Business Loan Trust:
Series 2003-1 Class A, 0.6958% 4/15/31 (g)(n)	271	254
Series 2006-2A:
Class A, 0.4458% 11/15/34 (g)(n)	1,890	1,569
Class B, 0.5458% 11/15/34 (g)(n)	682	444
Class C, 0.6458% 11/15/34 (g)(n)	1,134	567
Class D, 1.0158% 11/15/34 (g)(n)	431	103
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7028% 6/25/42 (n)	736	613
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	39	39
Class C, 5.74% 12/15/14	34	35
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9115% 6/25/34 (n)	2,938	2,055
Series 2007-HE1 Class M1, 0.5115% 3/25/47 (n)	1,186	68
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3415% 5/25/30 (g)(n)	88	45
Series 2006-3:
Class B, 0.6615% 9/25/46 (g)(n)	719	359
Class C, 0.8115% 9/25/46 (g)(n)	1,676	402
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5815% 8/25/33 (n)	435	316
Series 2003-3 Class M1, 1.5515% 8/25/33 (n)	857	712
Series 2003-5 Class A2, 0.9615% 12/25/33 (n)	36	25
Series 2005-5 Class 2A2, 0.5115% 11/25/35 (n)	100	99
Series 2006-1 Class 2A3, 0.4865% 4/25/36 (n)	1,425	1,388
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2006-8 Class 2A1, 0.3115% 3/25/37 (n)	$ 6	$ 6
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.552% 3/20/36 (n)	804	670
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4515% 1/25/37 (n)	1,642	690
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5615% 7/25/36 (n)	3,185	131
Series 2007-CH1:
Class AV4, 0.3915% 11/25/36 (n)	1,641	1,410
Class MV1, 0.4915% 11/25/36 (n)	1,335	884
Series 2007-CH3 Class M1, 0.5615% 3/25/37 (n)	574	29
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6328% 12/27/29 (n)	822	706
Series 2006-A Class 2C, 1.4528% 3/27/42 (n)	2,909	536
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	1,479	1,496
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3415% 6/25/34 (n)	104	65
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)	15	15
Class C, 5.691% 10/20/28 (g)	7	7
Class D, 6.01% 10/20/28 (g)	83	68
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5215% 10/25/36 (n)	589	33
Series 2007-HE1 Class M1, 0.5615% 5/25/37 (n)	861	45
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0115% 7/25/34 (n)	184	121
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	108	109
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9115% 7/25/34 (n)	629	493
Series 2006-FM1 Class A2B, 0.3715% 4/25/37 (n)	2,205	2,016
Series 2006-MLN1 Class A2A, 0.3315% 7/25/37 (n)	14	14
Series 2006-OPT1 Class A1A, 0.5215% 6/25/35 (n)	3,366	2,763
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6015% 8/25/34 (n)	63	52
Series 2005-NC1 Class M1, 0.7015% 1/25/35 (n)	439	310
Series 2005-NC2 Class B1, 1.4315% 3/25/35 (n)	457	69
Series 2007-HE2 Class M1, 0.5115% 1/25/37 (n)	4,086	112
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (p)	1,965	270
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-1 Class AIO, 5.5% 4/25/11 (p)	$ 271	$ 2
Series 2006-2 Class AIO, 6% 8/25/11 (p)	232	5
Series 2006-3 Class AIO, 7.1% 1/25/12 (p)	371	17
Series 2006-4:
Class A1, 0.2915% 3/25/25 (n)	140	139
Class AIO, 6.35% 2/27/12 (p)	1,181	63
Class D, 1.3615% 5/25/32 (n)	2,225	52
Series 2007-1 Class AIO, 7.27% 4/25/12 (p)	1,587	119
Series 2007-2 Class AIO, 6.7% 7/25/12 (p)	1,351	113
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7715% 9/25/35 (n)	1,566	1,036
Series 2005-D Class M2, 0.7315% 2/25/36 (n)	857	79
Ocala Funding LLC:
Series 2005-1A Class A, 1.7535% 3/20/49 (d)(g)(n)	621	0
Series 2006-1A Class A, 1.662% 3/20/49 (d)(g)(n)	1,290	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3515% 5/25/37 (n)	60	59
Series 2007-6 Class 2A1, 0.3215% 7/25/37 (n)	132	129
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5115% 9/25/34 (n)	585	372
Class M4, 1.7115% 9/25/34 (n)	750	350
Series 2005-WCH1:
Class M2, 0.7815% 1/25/36 (n)	2,624	2,432
Class M3, 0.8215% 1/25/36 (n)	525	372
Class M4, 1.0915% 1/25/36 (n)	1,620	668
Series 2005-WHQ2:
Class M7, 1.5115% 5/25/35 (n)	1,920	48
Class M9, 2.1415% 5/25/35 (n)	156	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8158% 3/15/15 (g)(n)	3,609	3,609
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4915% 12/25/36 (n)	390	12
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3315% 2/25/37 (n)	52	52
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0615% 4/25/33 (n)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0565% 3/25/35 (n)	1,675	1,388
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9815% 1/25/36 (n)	75	3
Series 2006-FR4 Class A2A, 0.3415% 8/25/36 (n)	553	222
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Securitized Asset Backed Receivables LLC Trust: - continued
Series 2007-NC1 Class A2A, 0.3115% 12/25/36 (n)	$ 184	$ 180
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4106% 3/20/19 (FGIC Insured) (g)(n)	805	758
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2516% 6/15/33 (n)	1,396	124
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (g)	655	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4115% 9/25/34 (n)	78	32
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)	840	865
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1215% 9/25/34 (n)	32	25
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8628% 4/6/42 (g)(n)	2,146	64
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)	299	301
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	974	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7658% 8/15/15 (g)(n)	9,213	9,182
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(g)	8	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1031% 10/25/44 (g)(n)	1,964	884
TOTAL ASSET-BACKED SECURITIES (Cost $114,687)		118,950
Collateralized Mortgage Obligations - 0.7%

Private Sponsor - 0.7%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7331% 4/12/56 (g)(n)	1,568	1,555
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6983% 4/10/49 (n)	73	36
Class C, 5.6983% 4/10/49 (n)	194	84
Class D, 5.6983% 4/10/49 (n)	97	35
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (g)	4,867	4,959
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9055% 1/25/34 (n)	$ 1,875	$ 1,769
Series 2004-1 Class 2A2, 3.2375% 10/25/34 (n)	1,922	1,744
Series 2004-A Class 2A2, 2.9991% 2/25/34 (n)	1,001	894
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (n)	148	134
Class 2A2, 3.0527% 3/25/34 (n)	1,174	1,131
Series 2004-D Class 2A2, 2.9567% 5/25/34 (n)	1,851	1,700
Series 2004-G Class 2A7, 3.0214% 8/25/34 (n)	1,708	1,540
Series 2004-H Class 2A1, 3.1667% 9/25/34 (n)	1,531	1,387
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (g)(n)(p)	36,116	2,636
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5415% 1/25/35 (n)	2,368	1,970
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4264% 10/12/41 (g)(n)(p)	3,688	43
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.9853% 2/25/37 (n)	461	458
Series 2007-A2 Class 2A1, 3.0618% 7/25/37 (n)	3,758	3,764
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0995% 12/10/49 (n)	1,314	1,389
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.4204% 8/25/34 (n)	1,120	1,111
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (n)	1,468	661
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7648% 7/16/34 (g)(n)	980	978
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9234% 11/25/34 (n)	233	218
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (n)	1,626	1,571
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4631% 10/18/54 (g)(n)	3,771	3,749
Class C2, 0.7731% 10/18/54 (g)(n)	1,263	1,252
Class M2, 0.5531% 10/18/54 (g)(n)	2,165	2,125
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7825% 11/20/56 (g)(n)	3,161	3,084
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.363% 12/20/54 (n)	206	134
Series 2006-1A Class C2, 1.463% 12/20/54 (g)(n)	7,110	4,575
Series 2006-2 Class C1, 0.733% 12/20/54 (n)	5,920	3,810
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-3 Class C2, 0.763% 12/20/54 (n)	$ 1,233	$ 793
Series 2006-4:
Class B1, 0.353% 12/20/54 (n)	4,556	3,759
Class C1, 0.643% 12/20/54 (n)	2,785	1,792
Class M1, 0.433% 12/20/54 (n)	1,198	904
Series 2007-1:
Class 1C1, 0.863% 12/20/54 (n)	2,417	1,555
Class 1M1, 0.563% 12/20/54 (n)	1,611	1,216
Class 2C1, 1.223% 12/20/54 (n)	1,098	707
Class 2M1, 0.763% 12/20/54 (n)	2,067	1,561
Series 2007-2 Class 2C1, 0.694% 12/17/54 (n)	2,864	1,843
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7531% 1/20/44 (n)	472	354
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.9085% 4/25/35 (n)	697	604
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.482% 5/19/35 (n)	402	269
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (n)	46	47
Class A3, 5.447% 6/12/47 (n)	2,492	2,580
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9004% 8/25/36 (n)	2,355	1,968
Series 2004-A3 Class 4A1, 4.29% 7/25/34 (n)	1,299	1,259
Series 2004-A5 Class 2A1, 2.6869% 12/25/34 (n)	1,528	1,424
Series 2006-A2 Class 5A1, 2.9739% 11/25/33 (n)	2,520	2,424
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	591	636
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4715% 5/25/47 (n)	1,109	766
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4915% 10/25/36 (n)	399	2
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4315% 2/25/37 (n)	1,961	1,410
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.436% 6/15/22 (g)(n)	273	258
Class C, 0.456% 6/15/22 (g)(n)	1,682	1,493
Class D, 0.466% 6/15/22 (g)(n)	647	553
Class E, 0.476% 6/15/22 (g)(n)	1,035	872
Class F, 0.506% 6/15/22 (g)(n)	1,683	1,393
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class G, 0.576% 6/15/22 (g)(n)	$ 387	$ 315
Class H, 0.596% 6/15/22 (g)(n)	778	620
Class J, 0.636% 6/15/22 (g)(n)	906	682
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.7866% 8/25/34 (n)	1,731	1,651
Series 2005-A2 Class A7, 2.6496% 2/25/35 (n)	1,430	1,336
Series 2006-A6 Class A4, 3.1889% 10/25/33 (n)	1,384	1,332
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (n)	5,626	5,933
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5515% 7/25/35 (n)	2,506	2,053
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5615% 3/25/37 (n)	3,232	211
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.81% 10/25/35 (n)	857	750
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.614% 7/10/35 (g)(n)	1,784	1,451
Class B6, 3.114% 7/10/35 (g)(n)	379	291
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,047	1,100
Series 2004-SL3 Class A1, 7% 8/25/16	58	56
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7115% 6/25/33 (g)(n)	450	369
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	185	184
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (n)	43	32
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3732% 4/25/33 (n)	509	493
Series 2003-20 Class 1A1, 5.5% 7/25/33	385	394
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (n)	3,593	2,557
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.38% 7/25/36 (n)	11,516	11,478
Series 2006-5 Class A1, 0.3815% 10/25/46 (n)	4,435	4,387
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.7159% 8/25/33 (n)	880	837
Series 2005-AR3 Class A2, 2.7112% 3/25/35 (n)	2,350	2,114
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.8554% 12/25/34 (n)	$ 776	$ 776
Series 2004-H Class A1, 4.5271% 6/25/34 (n)	1,421	1,396
Series 2004-W Class A9, 2.7616% 11/25/34 (n)	4,976	4,792
Series 2005-AR10 Class 2A2, 2.833% 6/25/35 (n)	629	610
Series 2005-AR12:
Class 2A5, 2.8181% 7/25/35 (n)	12,232	11,620
Class 2A6, 2.8181% 7/25/35 (n)	528	501
Series 2005-AR2 Class 2A2, 2.8076% 3/25/35 (n)	2,807	2,626
Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (n)	912	833
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $103,951)		146,718
Commercial Mortgage Securities - 2.1%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0685% 2/14/43 (n)	966	1,028
Class A3, 7.1185% 2/14/43 (n)	1,043	1,127
Class A6, 7.4385% 2/14/43 (n)	1,537	1,634
Class PS1, 1.4561% 2/14/43 (n)(p)	3,909	93
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7218% 5/10/45 (n)	1,534	1,651
Series 2006-5:
Class A2, 5.317% 9/10/47	5,020	5,141
Class A3, 5.39% 9/10/47	1,832	1,893
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,726
Series 2007-2 Class A1, 5.421% 4/10/49	244	249
Series 2007-4 Class A3, 5.8093% 2/10/51 (n)	1,310	1,382
Series 2006-6 Class E, 5.619% 10/10/45 (g)	759	218
Series 2007-3:
Class A3, 5.6579% 6/10/49 (n)	2,194	2,288
Class A4, 5.6579% 6/10/49 (n)	2,739	2,924
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,878	3,067
Series 2004-2:
Class A3, 4.05% 11/10/38	272	277
Class A4, 4.153% 11/10/38	1,666	1,719
Series 2005-1 Class A3, 4.877% 11/10/42	1,198	1,200
Series 2006-1 Class A1, 5.219% 9/10/45 (n)	348	348
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2007-1 Class A2, 5.381% 1/15/49	$ 3,673	$ 3,739
Series 2001-3 Class H, 6.562% 4/11/37 (g)	735	744
Series 2001-PB1:
Class J, 7.166% 5/11/35 (g)	329	324
Class K, 6.15% 5/11/35 (g)	611	582
Series 2005-3 Series A3B, 5.09% 7/10/43 (n)	4,082	4,238
Series 2007-1 Class B, 5.543% 1/15/49	791	635
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5758% 3/15/22 (g)(n)	564	553
Class D, 0.6258% 3/15/22 (g)(n)	572	532
Class E, 0.6658% 3/15/22 (g)(n)	472	430
Class F, 0.7358% 3/15/22 (g)(n)	676	601
Class G, 0.7958% 3/15/22 (g)(n)	438	381
Series 2006-BIX1:
Class C, 0.4458% 10/15/19 (g)(n)	844	814
Class D, 0.4758% 10/15/19 (g)(n)	1,031	964
Class E, 0.5058% 10/15/19 (g)(n)	956	870
Class F, 0.5758% 10/15/19 (g)(n)	2,868	2,524
Class G, 0.5958% 10/15/19 (g)(n)	1,350	1,134
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1115% 12/25/33 (g)(n)	84	61
Series 2004-1:
Class A, 0.6215% 4/25/34 (g)(n)	1,422	1,259
Class B, 2.1615% 4/25/34 (g)(n)	159	89
Class M1, 0.8215% 4/25/34 (g)(n)	128	98
Class M2, 1.4615% 4/25/34 (g)(n)	118	83
Series 2004-2:
Class A, 0.6915% 8/25/34 (g)(n)	1,166	1,014
Class M1, 0.8415% 8/25/34 (g)(n)	201	148
Series 2004-3:
Class A1, 0.6315% 1/25/35 (g)(n)	2,624	2,257
Class A2, 0.6815% 1/25/35 (g)(n)	376	282
Class M1, 0.7615% 1/25/35 (g)(n)	453	326
Class M2, 1.2615% 1/25/35 (g)(n)	215	145
Series 2005-2A:
Class A1, 0.5715% 8/25/35 (g)(n)	1,838	1,498
Class M1, 0.6915% 8/25/35 (g)(n)	100	67
Class M2, 0.7415% 8/25/35 (g)(n)	165	103
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class M3, 0.7615% 8/25/35 (g)(n)	$ 91	$ 55
Class M4, 0.8715% 8/25/35 (g)(n)	84	48
Series 2005-3A:
Class A1, 0.5815% 11/25/35 (g)(n)	755	616
Class A2, 0.6615% 11/25/35 (g)(n)	681	538
Class M1, 0.7015% 11/25/35 (g)(n)	89	59
Class M2, 0.7515% 11/25/35 (g)(n)	113	70
Class M3, 0.7715% 11/25/35 (g)(n)	102	59
Class M4, 0.8615% 11/25/35 (g)(n)	126	67
Series 2005-4A:
Class A2, 0.6515% 1/25/36 (g)(n)	1,740	1,357
Class B1, 1.6615% 1/25/36 (g)(n)	150	57
Class M1, 0.7115% 1/25/36 (g)(n)	561	373
Class M2, 0.7315% 1/25/36 (g)(n)	168	105
Class M3, 0.7615% 1/25/36 (g)(n)	246	140
Class M4, 0.8715% 1/25/36 (g)(n)	136	71
Class M5, 0.9115% 1/25/36 (g)(n)	136	65
Class M6, 0.9615% 1/25/36 (g)(n)	144	59
Series 2006-1:
Class A2, 0.6215% 4/25/36 (g)(n)	268	214
Class M1, 0.6415% 4/25/36 (g)(n)	96	62
Class M2, 0.6615% 4/25/36 (g)(n)	101	62
Class M3, 0.6815% 4/25/36 (g)(n)	87	50
Class M4, 0.7815% 4/25/36 (g)(n)	49	26
Class M5, 0.8215% 4/25/36 (g)(n)	48	22
Class M6, 0.9015% 4/25/36 (g)(n)	95	43
Series 2006-2A:
Class A1, 0.4915% 7/25/36 (g)(n)	4,024	3,219
Class A2, 0.5415% 7/25/36 (g)(n)	239	182
Class B1, 1.1315% 7/25/36 (g)(n)	90	32
Class B3, 2.9615% 7/25/36 (g)(n)	135	35
Class M1, 0.5715% 7/25/36 (g)(n)	251	143
Class M2, 0.5915% 7/25/36 (g)(n)	177	94
Class M3, 0.6115% 7/25/36 (g)(n)	147	71
Class M4, 0.6815% 7/25/36 (g)(n)	99	43
Class M5, 0.7315% 7/25/36 (g)(n)	122	50
Class M6, 0.8015% 7/25/36 (g)(n)	182	65
Series 2006-3A:
Class B1, 1.0615% 10/25/36 (g)(n)	161	29
Class B2, 1.6115% 10/25/36 (g)(n)	116	17
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class B3, 2.8615% 10/25/36 (g)(n)	$ 189	$ 23
Class M4, 0.6915% 10/25/36 (g)(n)	178	66
Class M5, 0.7415% 10/25/36 (g)(n)	213	70
Class M6, 0.8215% 10/25/36 (g)(n)	418	104
Series 2006-4A:
Class A1, 0.4915% 12/25/36 (g)(n)	911	734
Class A2, 0.5315% 12/25/36 (g)(n)	4,454	3,340
Class B1, 0.9615% 12/25/36 (g)(n)	142	25
Class B2, 1.5115% 12/25/36 (g)(n)	145	23
Class B3, 2.7115% 12/25/36 (g)(n)	246	29
Class M1, 0.5515% 12/25/36 (g)(n)	297	172
Class M2, 0.5715% 12/25/36 (g)(n)	198	107
Class M3, 0.6015% 12/25/36 (g)(n)	199	98
Class M4, 0.6615% 12/25/36 (g)(n)	240	106
Class M5, 0.7015% 12/25/36 (g)(n)	219	92
Class M6, 0.7815% 12/25/36 (g)(n)	198	73
Series 2007-1:
Class A2, 0.5315% 3/25/37 (g)(n)	931	661
Class B1, 0.9315% 3/25/37 (g)(n)	299	60
Class B2, 1.4115% 3/25/37 (g)(n)	215	34
Class B3, 3.6115% 3/25/37 (g)(n)	590	65
Class M1, 0.5315% 3/25/37 (g)(n)	261	125
Class M2, 0.5515% 3/25/37 (g)(n)	194	84
Class M3, 0.5815% 3/25/37 (g)(n)	174	66
Class M4, 0.6315% 3/25/37 (g)(n)	141	49
Class M5, 0.6815% 3/25/37 (g)(n)	217	67
Class M6, 0.7615% 3/25/37 (g)(n)	304	76
Series 2007-2A:
Class A1, 0.5315% 7/25/37 (g)(n)	845	625
Class A2, 0.5815% 7/25/37 (g)(n)	792	388
Class B1, 1.8615% 7/25/37 (g)(n)	245	32
Class B2, 2.5115% 7/25/37 (g)(n)	212	25
Class B3, 3.6115% 7/25/37 (g)(n)	239	21
Class M1, 0.6315% 7/25/37 (g)(n)	277	88
Class M2, 0.6715% 7/25/37 (g)(n)	152	44
Class M3, 0.7515% 7/25/37 (g)(n)	154	38
Class M4, 0.9115% 7/25/37 (g)(n)	304	55
Class M5, 1.0115% 7/25/37 (g)(n)	268	40
Class M6, 1.2615% 7/25/37 (g)(n)	341	48
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class A2, 0.5515% 7/25/37 (g)(n)	$ 959	$ 642
Class B1, 1.2115% 7/25/37 (g)(n)	213	28
Class B2, 1.8615% 7/25/37 (g)(n)	534	53
Class B3, 4.2615% 7/25/37 (g)(n)	284	23
Class M1, 0.5715% 7/25/37 (g)(n)	191	86
Class M2, 0.6015% 7/25/37 (g)(n)	204	71
Class M3, 0.6315% 7/25/37 (g)(n)	320	96
Class M4, 0.7615% 7/25/37 (g)(n)	503	141
Class M5, 0.8615% 7/25/37 (g)(n)	264	58
Class M6, 1.0615% 7/25/37 (g)(n)	200	40
Series 2007-4A:
Class B1, 2.8115% 9/25/37 (g)(n)	324	11
Class B2, 3.7115% 9/25/37 (g)(n)	1,171	29
Class M1, 1.2115% 9/25/37 (g)(n)	312	47
Class M2, 1.3115% 9/25/37 (g)(n)	312	37
Class M4, 1.8615% 9/25/37 (g)(n)	790	71
Class M5, 2.0115% 9/25/37 (g)(n)	790	55
Class M6, 2.2115% 9/25/37 (g)(n)	793	48
Series 2004-1 Class IO, 1.25% 4/25/34 (g)(p)	2,923	102
Series 2007-5A Class IO, 3.047% 10/25/37 (g)(n)(p)	6,998	831
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7058% 3/15/19 (g)(n)	884	739
Class H, 0.9158% 3/15/19 (g)(n)	595	442
Class J, 1.1158% 3/15/19 (g)(n)	447	317
Series 2007-BBA8:
Class D, 0.5158% 3/15/22 (g)(n)	653	535
Class E, 0.5658% 3/15/22 (g)(n)	3,391	2,611
Class F, 0.6158% 3/15/22 (g)(n)	2,081	1,498
Class G, 0.6658% 3/15/22 (g)(n)	534	368
Class H, 0.8158% 3/15/22 (g)(n)	653	411
Class J, 0.9658% 3/15/22 (g)(n)	653	327
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	352	358
Series 2004-PWR3 Class A3, 4.487% 2/11/41	758	770
Series 2006-T24 Class A1, 4.905% 10/12/41 (n)	634	638
Series 2007-PW15 Class AAB, 5.315% 2/11/44	3,555	3,740
Series 2007-PW16:
Class A4, 5.7174% 6/11/40 (n)	769	836
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-PW16:
Class AAB, 5.7174% 6/11/40 (n)	$ 6,290	$ 6,727
Series 2007-PW17 Class A1, 5.282% 6/11/50	597	606
Series 2007-PW18:
Class A2, 5.613% 6/11/50	430	446
Class A4, 5.7% 6/11/50	5,820	6,288
Series 2007-T26 Class A1, 5.145% 1/12/45 (n)	227	232
Series 2003-PWR2 Class X2, 0.5297% 5/11/39 (g)(n)(p)	9,273	29
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,638	4,859
Series 2006-PW14 Class X2, 0.6525% 12/11/38 (g)(n)(p)	14,978	269
Series 2006-T22 Class A4, 5.514% 4/12/38 (n)	164	179
Series 2007-PW16:
Class B, 5.7174% 6/11/40 (g)(n)	210	140
Class C, 5.7174% 6/11/40 (g)(n)	175	98
Class D, 5.7174% 6/11/40 (g)(n)	175	91
Series 2007-PW18 Class X2, 0.3155% 6/11/50 (g)(n)(p)	114,580	1,381
Series 2007-T28:
Class A1, 5.422% 9/11/42	126	129
Class X2, 0.1785% 9/11/42 (g)(n)(p)	56,451	425
C-BASS Trust floater Series 2006-SC1 Class A, 0.5315% 5/25/36 (g)(n)	941	701
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	1,544	1,640
Class XCL, 2.1173% 5/15/35 (g)(n)(p)	13,998	308
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.574% 8/15/21 (g)(n)	469	457
Class G, 0.594% 8/15/21 (g)(n)	586	548
Class H, 0.634% 8/15/21 (g)(n)	468	421
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,115	9,837
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (g)	1,987	1,798
Series 2007-C6:
Class A1, 5.622% 12/10/49 (n)	1,656	1,658
Class A2, 5.6981% 12/10/49 (n)	1,600	1,661
Class A4, 5.6981% 12/10/49 (n)	4,371	4,737
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	$ 1,028	$ 1,039
Class A4, 5.322% 12/11/49	5,943	6,264
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,279	1,317
Class C, 5.476% 12/11/49	2,474	866
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8155% 5/15/46 (n)	1,314	1,408
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	2,168
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4958% 4/15/17 (g)(n)	3,553	3,304
Class C, 0.5358% 4/15/17 (g)(n)	1,057	972
Class D, 0.5758% 4/15/17 (g)(n)	1,043	949
Class E, 0.6358% 4/15/17 (g)(n)	332	295
Class F, 0.6758% 4/15/17 (g)(n)	188	162
Class G, 0.8158% 4/15/17 (g)(n)	188	154
Class H, 0.8858% 4/15/17 (g)(n)	188	145
Class J, 1.1158% 4/15/17 (g)(n)	144	101
Series 2005-FL11:
Class C, 0.5658% 11/15/17 (g)(n)	1,003	953
Class D, 0.6058% 11/15/17 (g)(n)	52	49
Class E, 0.6558% 11/15/17 (g)(n)	185	170
Class F, 0.7158% 11/15/17 (g)(n)	204	186
Class G, 0.7658% 11/15/17 (g)(n)	141	127
Series 2006-CN2A:
Class A2FL, 0.483% 2/5/19 (g)(n)	1,940	1,905
Class AJFL, 0.523% 2/5/19 (n)	890	865
Series 2006-FL12 Class AJ, 0.3958% 12/15/20 (g)(n)	1,872	1,732
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (n)	13	13
Series 2006-C8 Class A3, 5.31% 12/10/46	3,744	3,890
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (g)	2,291	2,291
Class AJFX, 5.478% 2/5/19 (g)	4,140	4,133
Series 2007-C9 Class A4, 5.8148% 12/10/49 (n)	2,907	3,176
Series 2004-LBN2 Class X2, 0.8571% 3/10/39 (g)(n)(p)	3,238	0*
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-C8:
Class B, 5.44% 12/10/46	$ 2,276	$ 1,503
Class XP, 0.4911% 12/10/46 (n)(p)	19,936	242
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,596	1,707
Series 2007-C2:
Class A2, 5.448% 1/15/49 (n)	9,291	9,448
Class A3, 5.542% 1/15/49 (n)	2,628	2,760
Series 2007-C3 Class A4, 5.7203% 6/15/39 (n)	790	841
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,479	7,829
Series 2006-C5 Class ASP, 0.6744% 12/15/39 (n)(p)	12,136	219
Series 2007-C5 Class A4, 5.695% 9/15/40 (n)	1,189	1,252
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6158% 4/15/22 (g)(n)	4,688	3,657
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,314	1,346
Series 2002-CP5 Class A1, 4.106% 12/15/35	118	120
Series 2004-C1:
Class A3, 4.321% 1/15/37	221	224
Class A4, 4.75% 1/15/37	612	644
Series 2001-CK6 Class AX, 0.8911% 8/15/36 (n)(p)	3,267	13
Series 2001-CKN5 Class AX, 1.9441% 9/15/34 (g)(n)(p)	9,240	36
Series 2006-C1 Class A3, 5.5457% 2/15/39 (n)	6,938	7,339
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4158% 2/15/22 (g)(n)	497	447
Class C:
0.4358% 2/15/22 (g)(n)	2,047	1,801
0.5358% 2/15/22 (g)(n)	731	614
Class F, 0.5858% 2/15/22 (g)(n)	1,462	1,199
Series 2007-C1:
Class ASP, 0.4157% 2/15/40 (n)(p)	24,600	240
Class B, 5.487% 2/15/40 (g)(n)	2,009	301
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	468	468
Class G, 6.936% 3/15/33 (g)	865	868
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 8,890	$ 9,369
Series 2001-1 Class X1, 0.9778% 5/15/33 (g)(n)(p)	4,794	51
Series 2007-C1 Class XP, 0.2003% 12/10/49 (n)(p)	29,715	158
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.6179% 12/10/41 (n)(p)	1,552	7
Series 2005-C1 Class X2, 0.5542% 5/10/43 (n)(p)	5,003	38
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.453% 11/5/21 (g)(n)	494	467
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,628	2,754
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,820	4,081
Series 2005-GG3 Class XP, 0.6927% 8/10/42 (g)(n)(p)	21,994	145
Series 2006-GG7 Class A3, 5.8829% 7/10/38 (n)	3,464	3,655
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (g)(p)	30,260	269
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.503% 6/6/20 (g)(n)	66	63
Class D, 0.543% 6/6/20 (g)(n)	313	288
Class E, 0.633% 6/6/20 (g)(n)	363	327
Class F, 0.703% 6/6/20 (g)(n)	916	806
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (g)(n)	1,650	1,610
Class D, 2.3636% 3/6/20 (g)(n)	3,090	3,007
Class F, 2.8433% 3/6/20 (g)(n)	136	132
Class G, 3.0177% 3/6/20 (g)(n)	67	64
Class H, 3.5846% 3/6/20 (g)(n)	62	59
Class J, 4.4568% 3/6/20 (g)(n)	85	80
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	407	412
Series 2005-GG4 Class XP, 0.7101% 7/10/39 (g)(n)(p)	23,935	213
Series 2006-GG6 Class A2, 5.506% 4/10/38	4,842	4,849
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,971	1,997
Series 2007-GG10:
Class A1, 5.69% 8/10/45	80	81
Class A2, 5.778% 8/10/45	626	642
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-CB8 Class X2, 1.1472% 1/12/39 (g)(n)(p)	$ 2,939	$ 1
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4358% 11/15/18 (g)(n)	855	804
Class C, 0.4758% 11/15/18 (g)(n)	607	571
Class D, 0.4958% 11/15/18 (g)(n)	270	254
Class E, 0.5458% 11/15/18 (g)(n)	388	341
Class F, 0.5958% 11/15/18 (g)(n)	582	501
Class G, 0.6258% 11/15/18 (g)(n)	504	424
Class H, 0.7658% 11/15/18 (g)(n)	388	314
sequential payer:
Series 2006-CB14 Class A3B, 5.4864% 12/12/44 (n)	3,908	4,084
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	900
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (n)	624	646
Class A3, 5.336% 5/15/47	548	582
Series 2007-CB19 Class A4, 5.7447% 2/12/49 (n)	4,608	4,963
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (n)	3,689	3,817
Series 2007-LDP10 Class A1, 5.122% 1/15/49	21	21
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,976	3,044
Class A3, 5.412% 1/15/49	3,616	3,843
Series 2005-CB13 Class E, 5.3502% 1/12/43 (g)(n)	665	69
Series 2005-LDP3 Class A3, 4.959% 8/15/42	9,590	9,981
Series 2006-CB17 Class A3, 5.45% 12/12/43	374	387
Series 2007-CB19:
Class B, 5.7447% 2/12/49 (n)	112	66
Class C, 5.7447% 2/12/49 (n)	294	150
Class D, 5.7447% 2/12/49 (n)	309	144
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (n)	251	161
Class CS, 5.466% 1/15/49 (n)	108	58
Class ES, 5.5411% 1/15/49 (g)(n)	679	172
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (g)	445	445
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.948% 7/15/44 (n)	1,054	1,137
Series 1998-C1 Class D, 6.98% 2/18/30	393	394
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	$ 12	$ 12
Series 2006-C1 Class A2, 5.084% 2/15/31	333	333
Series 2006-C6:
Class A1, 5.23% 9/15/39	113	113
Class A2, 5.262% 9/15/39 (n)	2,293	2,316
Series 2006-C7:
Class A1, 5.279% 11/15/38	55	56
Class A2, 5.3% 11/15/38	1,445	1,469
Class A3, 5.347% 11/15/38	979	1,049
Series 2007-C1:
Class A1, 5.391% 2/15/40 (n)	130	131
Class A4, 5.424% 2/15/40	4,069	4,366
Series 2007-C2 Class A3, 5.43% 2/15/40	2,923	3,119
Series 2001-C3 Class B, 6.512% 6/15/36	2,540	2,578
Series 2001-C7 Class D, 6.514% 11/15/33	1,445	1,479
Series 2004-C2 Class XCP, 1.0355% 3/15/36 (g)(n)(p)	22,197	8
Series 2005-C3 Class XCP, 0.7544% 7/15/40 (n)(p)	4,067	33
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (n)(p)	6,055	100
Series 2007-C1 Class XCP, 0.4772% 2/15/40 (n)(p)	2,256	28
Series 2007-C6 Class A4, 5.858% 7/15/40 (n)	1,642	1,773
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,397	1,508
Class XCP, 0.2848% 9/15/45 (n)(p)	100,836	992
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4958% 9/15/21 (g)(n)	421	379
Class E, 0.5558% 9/15/21 (g)(n)	1,518	1,336
Class F, 0.6058% 9/15/21 (g)(n)	1,255	1,066
Class G, 0.6258% 9/15/21 (g)(n)	2,478	2,008
Class H, 0.6658% 9/15/21 (g)(n)	639	499
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,332	2,391
Merrill Lynch Mortgage Trust:
sequential payer Series 2004-MKB1 Class A2, 4.353% 2/12/42	70	70
Series 2005-CKI1 Class A3, 5.2412% 11/12/37 (n)	2,158	2,199
Series 2005-LC1 Class F, 5.3853% 1/12/44 (g)(n)	1,143	583
Series 2006-C1 Class A2, 5.6109% 5/12/39 (n)	1,554	1,601
Series 2007-C1 Class A4, 5.8261% 6/12/50 (n)	4,974	5,400
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	3,004
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3813% 12/12/49 (n)	$ 598	$ 584
sequential payer:
Series 2006-1 CLass A3, 5.4839% 2/12/39 (n)	1,398	1,453
Series 2006-4 Class ASB, 5.133% 12/12/49 (n)	1,129	1,200
Series 2007-5:
Class A3, 5.364% 8/12/48	512	527
Class A4, 5.378% 8/12/48	53	56
Class B, 5.479% 2/12/17	3,942	1,732
Series 2007-6:
Class A1, 5.175% 3/12/51	44	45
Class A4, 5.485% 3/12/51 (n)	10,897	11,443
Series 2007-7 Class A4, 5.7439% 6/12/50 (n)	4,599	4,892
Series 2007-8 Class A1, 4.622% 8/12/49	258	260
Series 2006-4 Class XP, 0.6112% 12/12/49 (n)(p)	25,789	496
Series 2007-6 Class B, 5.635% 3/12/51 (n)	1,314	644
Series 2007-7 Class B, 5.75% 6/12/50	114	26
Series 2007-8 Class A3, 5.9645% 8/12/49 (n)	1,133	1,227
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.466% 7/15/19 (g)(n)	393	204
Series 2007-XCLA Class A1, 0.466% 7/17/17 (g)(n)	2,138	1,924
Series 2007-XLFA:
Class C, 0.426% 10/15/20 (g)(n)	754	633
Class D, 0.456% 10/15/20 (g)(n)	732	549
Class E, 0.516% 10/15/20 (g)(n)	916	595
Class F, 0.566% 10/15/20 (g)(n)	550	275
Class G, 0.606% 10/15/20 (g)(n)	680	272
Class H, 0.696% 10/15/20 (g)(n)	428	43
Class J, 0.846% 10/15/20 (g)(n)	488	24
Class MHRO, 0.956% 10/15/20 (g)(n)	532	170
Class MJPM, 1.266% 10/15/20 (g)(n)	30	23
Class MSTR, 0.966% 10/15/20 (g)(n)	308	99
Class NHRO, 1.156% 10/15/20 (g)(n)	805	177
Class NSTR, 1.116% 10/15/20 (g)(n)	284	62
sequential payer:
Series 2003-IQ5 Class X2, 0.9108% 4/15/38 (g)(n)(p)	3,617	17
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,951	2,002
Series 2006-T23 Class A1, 5.682% 8/12/41	176	176
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	$ 118	$ 119
Class A31, 5.439% 2/12/44 (n)	666	692
Series 2007-IQ13 Class A1, 5.05% 3/15/44	248	251
Series 2007-IQ14 Class A1, 5.38% 4/15/49	483	492
Series 2007-T25 Class A1, 5.391% 11/12/49	232	236
Series 2003-IQ6 Class X2, 0.5897% 12/15/41 (g)(n)(p)	7,776	39
Series 2005-IQ9 Class X2, 1.0924% 7/15/56 (g)(n)(p)	13,898	134
Series 2006-HQ10 Class X2, 0.4925% 11/12/41 (g)(n)(p)	9,533	88
Series 2006-HQ8 Class A3, 5.442% 3/12/44 (n)	2,038	2,062
Series 2006-IQ11:
Class A3, 5.6957% 10/15/42 (n)	2,068	2,148
Class A4, 5.7317% 10/15/42 (n)	394	431
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,314	854
Series 2006-T23 Class A3, 5.803% 8/12/41 (n)	671	716
Series 2007-HQ11 Class B, 5.538% 2/20/44 (n)	2,383	1,787
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (n)	1,971	2,088
Class AAB, 5.654% 4/15/49	3,520	3,726
Class B, 5.7308% 4/15/49 (n)	323	178
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	120	123
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (g)	817	824
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4658% 1/15/18 (g)(n)	1,401	1,345
Series 2006-WL7A:
Class E, 0.544% 9/15/21 (g)(n)	1,791	1,393
Class F, 0.604% 8/11/18 (g)(n)	2,061	1,382
Class G, 0.624% 8/11/18 (g)(n)	1,953	1,198
Class J, 0.864% 8/11/18 (g)(n)	434	202
Series 2007-WHL8:
Class AP1, 0.9658% 6/15/20 (g)(n)	142	99
Class AP2, 1.0658% 6/15/20 (g)(n)	237	154
Class F, 0.7458% 6/15/20 (g)(n)	4,581	2,978
Class LXR1, 0.9658% 6/15/20 (g)(n)	162	136
Class LXR2, 1.0658% 6/15/20 (g)(n)	3,121	2,466
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	$ 1,939	$ 1,952
Series 2003-C8 Class A3, 4.445% 11/15/35	5,722	5,800
Series 2006-C27 Class A2, 5.624% 7/15/45	1,069	1,079
Series 2006-C29:
Class A1, 5.11% 11/15/48	410	413
Class A3, 5.313% 11/15/48	3,490	3,649
Series 2007-C30:
Class A1, 5.031% 12/15/43	6	6
Class A3, 5.246% 12/15/43	1,128	1,160
Class A4, 5.305% 12/15/43	386	394
Class A5, 5.342% 12/15/43	1,406	1,467
Series 2007-C31:
Class A1, 5.14% 4/15/47	10	10
Class A4, 5.509% 4/15/47	2,970	3,127
Series 2007-C32:
Class A2, 5.7406% 6/15/49 (n)	4,582	4,776
Class A3, 5.7456% 6/15/49 (n)	2,231	2,378
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(n)	624	617
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (g)(n)	1,010	970
Class 180B, 5.5782% 10/15/41 (g)(n)	460	432
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,214
Series 2005-C22:
Class B, 5.3619% 12/15/44 (n)	2,914	2,606
Class F, 5.3619% 12/15/44 (g)(n)	2,191	1,240
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)	7,210	7,694
Series 2006-C29 Class E, 5.516% 11/15/48 (n)	1,314	709
Series 2007-C30:
Class C, 5.483% 12/15/43 (n)	3,942	2,040
Class D, 5.513% 12/15/43 (n)	2,102	855
Class XP, 0.4403% 12/15/43 (g)(n)(p)	14,593	177
Series 2007-C31 Class C, 5.6933% 4/15/47 (n)	361	186
Series 2007-C31A Class A2, 5.421% 4/15/47	11,812	12,218
Series 2007-C32:
Class D, 5.7456% 6/15/49 (n)	987	531
Class E, 5.7456% 6/15/49 (n)	1,556	657
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.8994% 2/15/51 (n)	$ 870	$ 938
Series 2007-C33 Class B, 5.8994% 2/15/51 (n)	2,209	1,629
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $353,718)		453,879
Municipal Securities - 0.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 1/1/35 (n)	2,300	2,245
California Gen. Oblig.:
6.2% 3/1/19	5,344	5,652
7.5% 4/1/34	4,700	5,030
7.55% 4/1/39	2,295	2,477
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	5,980	5,961
5.665% 3/1/18	4,260	4,269
5.877% 3/1/19	3,800	3,810
TOTAL MUNICIPAL SECURITIES (Cost $28,809)		29,444
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $2,539)	2,462	2,590
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $183)	196	208
Bank Notes - 0.0%

National City Bank, Cleveland 0.3959% 3/1/13 (n)	1,173	1,166
Wachovia Bank NA 6% 11/15/17	3,319	3,719
TOTAL BANK NOTES (Cost $4,737)		4,885
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (n)	$ 1,236	$ 1,116
MUFG Capital Finance 1 Ltd. 6.346% (n)	3,544	3,650
TOTAL PREFERRED SECURITIES (Cost $3,322)		4,766
Fixed-Income Funds - 11.2%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (o)	3,538,209	383,577
Fidelity High Income Central Fund 2 (o)	4,860,303	548,096
Fidelity Mortgage Backed Securities Central Fund (o)	14,624,741	1,531,210
TOTAL FIXED-INCOME FUNDS (Cost $2,318,957)		2,462,883
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.19% (b)	696,356,033	696,356
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	58,948,454	58,948
TOTAL MONEY MARKET FUNDS (Cost $755,304)		755,304
Cash Equivalents - 0.9%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.18%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) #	$ 2,903	2,903
0.2%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (c)	202,251	202,250
TOTAL CASH EQUIVALENTS (Cost $205,153)		205,153
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $19,547,961)		22,772,738
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(874,478)
NET ASSETS - 100%		$ 21,898,260
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,046 CME E-mini S&P 500 Index Contracts	March 2011	$ 69,355	$ 4,715

The face value of futures purchased as a percentage of net assets is 0.3%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $3,215,000) (m)

	Sept. 2037	$ 11,237	$ (10,504)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $2,992,000) (m)	Sept. 2037	9,151	(8,554)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $407,000) (m)	Sept. 2037	1,211	(1,132)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $2,992,000) (m)	Sept. 2037	9,151	(8,554)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - Continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $2,882,000) (m)

	Sept. 2037	$ 8,815	$ (8,240)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $2,559,000) (m)	Sept. 2037	7,738	(7,233)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (l)	Dec. 2034	613	(598)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (l)	Oct. 2034	306	(304)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (l)	June 2035	68	(64)
		$ 48,290	$ (45,183)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $440,987,000 or 2.0% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,200,000.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $49,737,000.

(l) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(m) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(n) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,493,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AVEO Pharmaceuticals, Inc.	10/28/10	$ 1,043
Legend Pictures Holdings LLC unit	9/23/10	$ 6,428
* Amounts represent less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,903,000 due 3/01/11 at 0.18%
BNP Paribas Securities Corp.	$ 1,367
Barclays Capital, Inc.	1,003
Merrill Lynch, Pierce, Fenner & Smith, Inc.	533
$ 2,903
$202,250,000 due 3/01/11 at 0.20%
Barclays Capital, Inc.	$ 202,250
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 886
Fidelity Corporate Bond 1-10 Year Central Fund	12,172
Fidelity High Income Central Fund 2	15,535
Fidelity Mortgage Backed Securities Central Fund	18,779
Fidelity Securities Lending Cash Central Fund	275
Total	$ 47,647
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Funds (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 647,022	$ -	$ 258,983*	$ 383,577	58.3%
Fidelity High Income Central Fund 2	434,289	115,481	31,017	548,096	83.0%
Fidelity Mortgage Backed Securities Central Fund	1,083,888	461,087	-	1,531,210	15.4%
Total	$ 2,165,199	$ 576,568	$ 290,000	$ 2,462,883
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,419,483	$ 1,413,055	$ -	$ 6,428
Consumer Staples	1,298,254	1,264,551	33,703	-
Energy	1,718,947	1,696,846	22,101	-
Financials	2,173,477	2,033,669	139,808	-
Health Care	1,326,326	1,290,666	35,660	-
Industrials	1,511,049	1,480,018	31,031	-
Information Technology	2,520,696	2,480,517	40,179	-
Materials	434,675	432,846	1,829	-
Telecommunication Services	410,017	391,998	18,019	-
Utilities	426,311	426,311	-	-
Corporate Bonds	1,544,720	-	1,544,720	-
U.S. Government and Government Agency Obligations	2,663,332	-	2,663,332	-
U.S. Government Agency - Mortgage Securities	1,140,671	-	1,140,671	-
Asset-Backed Securities	118,950	-	105,395	13,555
Collateralized Mortgage Obligations	146,718	-	143,714	3,004
Commercial Mortgage Securities	453,879	-	409,098	44,781
Municipal Securities	29,444	-	29,444	-
Foreign Government and Government Agency Obligations	2,590	-	2,590	-
Supranational Obligations	208	-	208	-
Bank Notes	4,885	-	4,885	-
Preferred Securities	4,766	-	4,766	-
Fixed-Income Funds	2,462,883	2,462,883	-	-
Money Market Funds	755,304	755,304	-	-
Cash Equivalents	205,153	-	205,153	-
Total Investments in Securities:	$ 22,772,738	$ 16,128,664	$ 6,576,306	$ 67,768
Derivative Instruments:
Assets
Futures Contracts	$ 4,715	$ 4,715	$ -	$ -
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Liabilities
Swap Agreements	$ (45,183)	$ -	$ (44,217)	$ (966)
Total Derivative Instruments:	$ (40,468)	$ 4,715	$ (44,217)	$ (966)
Other Financial Instruments:
Forward Commitments	$ (1,581)	$ -	$ (1,581)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 96,111
Total Realized Gain (Loss)	2,711
Total Unrealized Gain (Loss)	7,762
Cost of Purchases	10,641
Proceeds of Sales	(5,620)
Amortization/Accretion	541
Transfers in to Level 3	6,297
Transfers out of Level 3	(50,675)
Ending Balance	$ 67,768
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 8,519
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (2,278)
Total Unrealized Gain (Loss)	1,312
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (966)
Realized gain (loss) on Swap Agreements for the period	$ (1,359)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2011	$ 833

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (45,183)
Equity Risk
Futures Contracts (b)	4,715	-
Total Value of Derivatives	$ 4,715	$ (45,183)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	25.7%
AAA,AA,A	5.8%
BBB	4.8%
BB	1.7%
B	1.6%
CCC,CC,C	0.2%
Not Rated	0.0%*
Equities	60.8%
Short-Term Investments and Net Other Assets	(0.6)%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.3%
United Kingdom	2.8%
Canada	1.2%
Switzerland	1.0%
Others (Individually Less Than 1%)	6.7%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $2,806,902,000 of which $1,905,192,000 and $901,710,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $256,129 and repurchase agreements of $205,153) - See accompanying schedule: Unaffiliated issuers (cost $16,473,700)	$ 19,554,551
Fidelity Central Funds (cost $3,074,261)	3,218,187
Total Investments (cost $19,547,961)		$ 22,772,738
Commitment to sell securities on a delayed delivery basis	(412,133)
Receivable for securities sold on a delayed delivery basis	410,552	(1,581)
Foreign currency held at value (cost $1,173)		1,173
Receivable for investments sold Regular delivery		452,423
Delayed delivery		2,511
Receivable for swap agreements		9
Receivable for fund shares sold		16,398
Dividends receivable		19,062
Interest receivable		37,938
Distributions receivable from Fidelity Central Funds		1,516
Receivable for daily variation on futures contracts		382
Prepaid expenses		42
Other receivables		1,261
Total assets		23,303,872

Liabilities
Payable to custodian bank	$ 112
Payable for investments purchased Regular delivery	537,215
Delayed delivery	485,616
Payable for swap agreements	988
Payable for fund shares redeemed	62,108
Unrealized depreciation on swap agreements	45,183
Accrued management fee	7,399
Other affiliated payables	2,968
Other payables and accrued expenses	2,825
Collateral on securities loaned, at value	261,198
Total liabilities		1,405,612

Net Assets		$ 21,898,260
Net Assets consist of:
Paid in capital		$ 20,820,460
Undistributed net investment income		71,288
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,178,996)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,185,508
Net Assets		$ 21,898,260

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Balanced: Net Asset Value, offering price and redemption price per share ($17,703,652 ÷ 934,020 shares)	$ 18.95

Class K: Net Asset Value, offering price and redemption price per share ($4,194,608 ÷ 221,288 shares)	$ 18.96

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)

Investment Income
Dividends		$ 96,781
Interest		104,478
Income from Fidelity Central Funds		47,647
Total income		248,906

Expenses
Management fee	$ 42,695
Transfer agent fees	16,873
Accounting and security lending fees	1,019
Custodian fees and expenses	328
Independent trustees' compensation	59
Registration fees	121
Audit	89
Legal	66
Miscellaneous	108
Total expenses before reductions	61,358
Expense reductions	(848)	60,510
Net investment income (loss)		188,396
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	917,239
Fidelity Central Funds	20,664
Foreign currency transactions	(1,573)
Futures contracts	17,576
Swap agreements	(6,750)
Total net realized gain (loss)		947,156
Change in net unrealized appreciation (depreciation) on: Investment securities	2,242,222
Assets and liabilities in foreign currencies	155
Futures contracts	6,230
Swap agreements	5,821
Delayed delivery commitments	(1,484)
Total change in net unrealized appreciation (depreciation)		2,252,944
Net gain (loss)		3,200,100
Net increase (decrease) in net assets resulting from operations		$ 3,388,496

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 188,396	$ 442,485
Net realized gain (loss)	947,156	1,025,577
Change in net unrealized appreciation (depreciation)	2,252,944	81,659
Net increase (decrease) in net assets resulting from operations	3,388,496	1,549,721
Distributions to shareholders from net investment income	(224,266)	(443,230)
Distributions to shareholders from net realized gain	(9,407)	(12,403)
Total distributions	(233,673)	(455,633)
Share transactions - net increase (decrease)	(712,501)	(876,720)
Total increase (decrease) in net assets	2,442,322	217,368

Net Assets
Beginning of period	19,455,938	19,238,570
End of period (including undistributed net investment income of $71,288 and undistributed net investment income of $107,158, respectively)	$ 21,898,260	$ 19,455,938

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Balanced

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 I	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.27	$ 15.40	$ 17.71	$ 20.66	$ 19.56	$ 19.16	$ 18.73
Income from Investment Operations
Net investment income (loss) D	.16	.36	.38	.42	.44	.04	.36
Net realized and unrealized gain (loss)	2.72	.88	(2.29)	(1.76)	2.13	.36	1.01
Total from investment operations	2.88	1.24	(1.91)	(1.34)	2.57	.40	1.37
Distributions from net investment income	(.19)	(.36)	(.37)	(.43)	(.43)	-	(.31)
Distributions from net realized gain	(.01)	(.01)	(.03)	(1.18)	(1.04)	-	(.63)
Total distributions	(.20)	(.37)	(.40)	(1.61)	(1.47)	-	(.94)
Net asset value, end of period	$ 18.95	$ 16.27	$ 15.40	$ 17.71	$ 20.66	$ 19.56	$ 19.16
Total Return B, C	17.78%	8.06%	(10.48)%	(7.28)%	13.96%	2.09%	7.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.61% A	.62%	.68%	.61%	.61%	.64% A	.64%
Expenses net of fee waivers, if any	.61% A	.62%	.68%	.61%	.61%	.64% A	.64%
Expenses net of all reductions	.60% A	.61%	.68%	.61%	.60%	.63% A	.63%
Net investment income (loss)	1.78% A	2.18%	2.78%	2.22%	2.20%	2.35% A	1.90%
Supplemental Data
Net assets, end of period (in millions)	$ 17,704	$ 16,764	$ 17,225	$ 25,363	$ 26,191	$ 20,350	$ 19,800
Portfolio turnover rate F	189% A, J	122%	198% J	73% J	89% J	65% A	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended July 31. I For the one month period ended August 31. The fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class K

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.27	$ 15.40	$ 17.72	$ 19.12
Income from Investment Operations
Net investment income (loss) D	.17	.38	.40	.12
Net realized and unrealized gain (loss)	2.73	.88	(2.29)	(1.41)
Total from investment operations	2.90	1.26	(1.89)	(1.29)
Distributions from net investment income	(.20)	(.38)	(.40)	(.11)
Distributions from net realized gain	(.01)	(.01)	(.03)	-
Total distributions	(.21)	(.39)	(.43)	(.11)
Net asset value, end of period	$ 18.96	$ 16.27	$ 15.40	$ 17.72
Total Return B, C	17.92%	8.23%	(10.33)%	(6.74)%
Ratios to Average Net Assets E, H
Expenses before reductions	.48% A	.48%	.50%	.48% A
Expenses net of fee waivers, if any	.48% A	.48%	.50%	.48% A
Expenses net of all reductions	.47% A	.47%	.50%	.48% A
Net investment income (loss)	1.91% A	2.32%	2.96%	2.45% A
Supplemental Data
Net assets, end of period (in millions)	$ 4,195	$ 2,692	$ 2,014	$ 17
Portfolio turnover rate F	189% A, I	122%	198% I	73% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreement Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,258,791
Gross unrealized depreciation	(212,628)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,046,163
Tax cost	$ 19,726,575

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (6,083)	$ 1,324
Equity Risk
Futures Contracts	17,576	6,230
Interest Rate Risk
Swap Agreements	(667)	4,497
Totals (a)(b)(c)	$ 10,826	$ 12,051

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $17,576 for futures contracts and $(6,750) for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $6,230 for futures contracts and $5,821 for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Futures Contracts - continued

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

Semiannual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $48,290 representing 0.22% of net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $8,406,398 and $9,178,209, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Balanced	$ 15,936.18
Class K	937.05
	$ 16,873

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $373 for the period.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Exchange In-Kind. During the period, the Fund redeemed in-kind 2,389 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invests, valued at $258,983 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $19,923 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $37 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $867. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $113. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $275(including $2 from securities loaned to FCM).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $848 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010
From net investment income
Balanced	$ 183,982	$ 388,939
Class K	40,284	54,291
Total	$ 224,266	$ 443,230
From net realized gain
Balanced	$ 7,916	$ 11,043
Class K	1,491	1,360
Total	$ 9,407	$ 12,403

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Balanced
Shares sold	64,956	132,638	$ 1,168,313	$ 2,182,039
Reinvestment of distributions	10,496	23,996	185,997	389,758
Shares redeemed	(171,844)	(244,641)	(3,044,274)	(4,025,346)
Net increase (decrease)	(96,392)	(88,007)	$ (1,689,964)	$ (1,453,549)
Class K
Shares sold	71,448	63,190	$ 1,258,825	$ 1,045,364
Reinvestment of distributions	2,354	3,419	41,775	55,651
Shares redeemed	(17,987)	(31,877)	(323,137)	(524,186)
Net increase (decrease)	55,815	34,732	$ 977,463	$ 576,829

Semiannual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

BAL-USAN-0411
1.789281.107

Fidelity®

Balanced

Fund -
Class K

Semiannual Report

February 28, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Balanced	.61%
Actual		$ 1,000.00	$ 1,177.80	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,021.77	$ 3.06
Class K	.48%
Actual		$ 1,000.00	$ 1,179.20	$ 2.59
HypotheticalA		$ 1,000.00	$ 1,022.41	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.6	1.7
JPMorgan Chase & Co.	1.5	1.0
Procter & Gamble Co.	1.2	0.9
General Electric Co.	1.2	1.0
Royal Dutch Shell PLC Class B ADR	1.1	0.4
	7.6
Top Five Bond Issuers as of February 28, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	11.9	14.2
Fannie Mae	8.9	8.7
Ginnie Mae	2.3	1.6
Freddie Mac	2.2	1.2
Citigroup, Inc.	0.5	0.5
	25.8
Top Five Market Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.1	13.6
Information Technology	11.8	11.1
Energy	9.3	7.9
Consumer Discretionary	7.6	7.4
Industrials	7.5	6.9
Asset Allocation (% of fund's net assets)
As of February 28, 2011*	As of August 31, 2010**
Stocks and Equity Futures 60.8%	Stocks and Equity Futures 57.8%
Bonds 39.6%	Bonds 42.6%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets † (0.7)%	Short-Term Investments and Net Other Assets † (0.7)%

* Foreign investments	11.7%	** Foreign investments	9.9%
† Short-Term Investments and Net Other Assets are not included in the pie chart.
Percentages are adjusted for the effect of futures and swaps contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.2%
Johnson Controls, Inc.	1,044,700	$ 42,624
TRW Automotive Holdings Corp. (a)	71,481	4,060
		46,684
Automobiles - 0.4%
Ford Motor Co. (a)	4,520,652	68,036
General Motors Co.	393,900	13,207
		81,243
Distributors - 0.1%
Li & Fung Ltd.	2,567,000	15,623
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	536,502	25,285
Marriott International, Inc. Class A	450,300	17,656
McDonald's Corp.	760,847	57,581
Royal Caribbean Cruises Ltd. (a)	329,400	14,424
Starbucks Corp.	1,298,628	42,829
Starwood Hotels & Resorts Worldwide, Inc.	586,800	35,853
		193,628
Household Durables - 0.3%
M.D.C. Holdings, Inc.	333,561	8,756
Stanley Black & Decker, Inc.	495,700	37,589
Whirlpool Corp.	167,737	13,838
		60,183
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	235,800	40,862
Expedia, Inc.	895,700	17,789
		58,651
Media - 2.5%
Comcast Corp. Class A	5,002,037	128,852
DIRECTV (a)	1,462,100	67,213
Legend Pictures Holdings LLC unit (a)(q)	8,571	6,428
Liberty Global, Inc. Class A (a)(f)	518,707	21,838
The Walt Disney Co.	2,979,830	130,338
Time Warner Cable, Inc.	697,706	50,360
Time Warner, Inc.	2,039,069	77,892
Viacom, Inc. Class B (non-vtg.)	1,304,618	58,264
		541,185
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.4%
Nordstrom, Inc.	540,674	$ 24,471
Target Corp.	1,151,225	60,497
		84,968
Specialty Retail - 1.2%
Abercrombie & Fitch Co. Class A	114,176	6,550
Best Buy Co., Inc.	718,703	23,171
Home Depot, Inc.	2,474,800	92,731
Lowe's Companies, Inc.	3,194,080	83,589
Sally Beauty Holdings, Inc. (a)	967,779	12,552
TJX Companies, Inc.	685,112	34,167
Urban Outfitters, Inc. (a)	542,100	20,806
		273,566
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy - Louis Vuitton	54,801	8,640
TOTAL CONSUMER DISCRETIONARY		1,364,371
CONSUMER STAPLES - 5.9%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	603,460	33,703
Coca-Cola Bottling Co. Consolidated	126,019	7,271
Coca-Cola FEMSA SAB de CV sponsored ADR	91,425	6,680
Coca-Cola Icecek AS	298,794	3,308
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	256,225	6,921
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,757,848	35,719
Diageo PLC sponsored ADR	622,002	48,678
Embotelladora Andina SA sponsored ADR	258,353	6,877
Molson Coors Brewing Co. Class B	894,088	40,887
PepsiCo, Inc.	823,528	52,228
Pernod-Ricard SA	46,400	4,278
The Coca-Cola Co.	3,477,922	222,309
		468,859
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	3,204,980	105,957
Fresh Market, Inc.	14,100	575
Safeway, Inc.	1,665,750	36,347
Susser Holdings Corp. (a)	142,152	1,969
United Natural Foods, Inc. (a)	86,919	3,690
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	551,369	$ 28,660
Walgreen Co.	529,782	22,961
		200,159
Food Products - 0.6%
Archer Daniels Midland Co.	340,133	12,646
Bunge Ltd.	288,292	20,806
Danone	83,500	5,235
Dean Foods Co. (a)	495,440	5,232
Nestle SA	605,990	34,313
Unilever NV unit	1,617,401	48,910
Viterra, Inc.	305,000	3,737
		130,879
Household Products - 1.5%
Colgate-Palmolive Co.	824,927	64,773
Procter & Gamble Co.	4,131,803	260,510
		325,283
Personal Products - 0.1%
Avon Products, Inc.	785,708	21,851
Tobacco - 0.7%
Altria Group, Inc.	855,262	21,698
British American Tobacco PLC sponsored ADR	1,122,518	91,070
Philip Morris International, Inc.	556,774	34,954
Souza Cruz Industria Comerico	73,000	3,501
		151,223
TOTAL CONSUMER STAPLES		1,298,254
ENERGY - 7.9%
Energy Equipment & Services - 2.4%
Aker Drilling ASA (a)	662,100	2,460
Aker Solutions ASA	168,800	3,572
Baker Hughes, Inc.	2,035,795	144,643
C&J Energy Services, Inc. (a)(g)	374,800	4,498
Complete Production Services, Inc. (a)	160,300	4,618
Discovery Offshore S.A. (a)(g)	1,018,700	2,274
Dresser-Rand Group, Inc. (a)	68,618	3,381
Ensco International Ltd. ADR	300,360	16,850
Halliburton Co.	3,283,798	154,141
National Oilwell Varco, Inc.	204,155	16,245
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	1,126,808	$ 50,380
Ocean Rig UDW, Inc. (a)	104,100	2,180
Oceaneering International, Inc. (a)	261,349	21,857
Saipem SpA	225,142	11,371
Schlumberger Ltd.	154,324	14,417
TETRA Technologies, Inc. (a)	362,600	5,008
Transocean Ltd. (a)	567,000	47,985
Vantage Drilling Co. (a)	1,691,700	3,519
		509,399
Oil, Gas & Consumable Fuels - 5.5%
Alpha Natural Resources, Inc. (a)	502,800	27,262
Anadarko Petroleum Corp.	329,777	26,986
Apache Corp.	696,048	86,742
BP PLC	790,000	6,370
BP PLC sponsored ADR	1,123,818	54,471
Canadian Natural Resources Ltd.	102,700	5,174
Chesapeake Energy Corp.	766,321	27,289
Chevron Corp.	118,730	12,318
Cimarex Energy Co.	197,645	22,953
CVR Energy, Inc. (a)	268,724	5,079
Denbury Resources, Inc. (a)	1,374,522	33,305
Exxon Mobil Corp.	1,826,681	156,236
Falkland Oil & Gas Ltd. (a)	931,800	1,238
Frontier Oil Corp.	435,900	12,162
Heritage Oil PLC	311,242	1,341
Holly Corp.	812,848	46,446
InterOil Corp. (a)	105,900	7,867
Marathon Oil Corp.	503,300	24,964
Massey Energy Co.	113,186	7,168
Murphy Oil Corp.	147,826	10,870
Newfield Exploration Co. (a)	355,800	25,899
Niko Resources Ltd.	53,500	4,571
Noble Energy, Inc.	68,100	6,310
Occidental Petroleum Corp.	1,021,748	104,188
Paladin Energy Ltd. (a)	461,442	2,342
Peabody Energy Corp.	121,581	7,962
PetroBakken Energy Ltd. Class A (f)	236,300	5,425
Petrobank Energy & Resources Ltd. (a)	534,690	13,757
Petrohawk Energy Corp. (a)	1,210,695	26,151
QEP Resources, Inc.	566,000	22,385
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Repsol YPF SA	264,855	$ 8,891
Resolute Energy Corp. (a)(f)	492,866	8,936
Rockhopper Exploration PLC (a)	202,500	768
Rodinia Oil Corp.	449,500	1,134
Royal Dutch Shell PLC:
Class A sponsored ADR	4,469	323
Class B ADR	3,354,547	241,930
SM Energy Co.	60,500	4,384
Talisman Energy, Inc.	1,776,500	44,099
Targa Resources Corp.	152,899	5,011
Tesoro Corp. (a)	165,300	3,931
Valero Energy Corp.	199,400	5,619
Western Refining, Inc. (a)	610,388	9,931
Whiting Petroleum Corp. (a)	624,880	40,830
Williams Companies, Inc.	1,269,100	38,530
		1,209,548
TOTAL ENERGY		1,718,947
FINANCIALS - 9.9%
Capital Markets - 1.6%
BlackRock, Inc. Class A	195,132	39,805
Credit Suisse Group	875,199	40,483
Evercore Partners, Inc. Class A	187,300	6,458
ICAP PLC	397,900	3,367
Invesco Ltd.	1,221,282	32,779
MF Global Holdings Ltd. (a)	1,428,500	12,385
Morgan Stanley	2,553,236	75,780
Northern Trust Corp.	925,104	47,708
State Street Corp.	1,922,539	85,976
		344,741
Commercial Banks - 2.1%
Banco do Brasil SA	715,000	12,785
Banco Macro SA sponsored ADR	144,500	6,047
FirstMerit Corp.	718,899	12,257
Huntington Bancshares, Inc.	4,115,926	28,153
Industrial & Commercial Bank of China Ltd. (H Shares)	10,047,000	7,715
Mitsubishi UFJ Financial Group, Inc.	2,605,800	14,476
PT Bank Rakyat Indonesia Tbk	16,009,500	8,530
Regions Financial Corp.	5,667,167	43,297
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Sumitomo Mitsui Financial Group, Inc.	1,382,300	$ 52,312
SunTrust Banks, Inc.	1,271,251	38,354
Synovus Financial Corp.	3,042,320	7,758
U.S. Bancorp, Delaware	3,581,157	99,305
Wells Fargo & Co.	4,032,201	130,079
		461,068
Consumer Finance - 0.3%
Capital One Financial Corp.	838,381	41,726
Discover Financial Services	1,123,710	24,441
Promise Co. Ltd.	146,350	1,431
		67,598
Diversified Financial Services - 3.7%
African Bank Investments Ltd.	3,326,311	17,103
Bank of America Corp.	12,918,976	184,612
Citigroup, Inc. (a)	41,474,122	194,099
CME Group, Inc.	92,521	28,800
ING Groep NV (Certificaten Van Aandelen) unit (a)	1,800,900	22,592
IntercontinentalExchange, Inc. (a)	239,605	30,717
JPMorgan Chase & Co.	7,125,643	332,696
NBH Holdings Corp. Class A (a)(g)	576,500	9,945
		820,564
Insurance - 1.4%
Aon Corp.	229,100	12,060
CNO Financial Group, Inc. (a)	2,600,433	18,827
Fairfax Financial Holdings Ltd. (sub. vtg.)	78,500	30,428
Genworth Financial, Inc. Class A (a)	927,396	12,269
Lincoln National Corp.	859,060	27,249
MetLife, Inc.	1,998,807	94,663
Prudential Financial, Inc.	1,120,693	73,775
Torchmark Corp.	31,100	2,029
Unum Group	1,082,929	28,730
		300,030
Real Estate Investment Trusts - 0.5%
ProLogis Trust	3,922,377	63,778
The Macerich Co.	503,901	25,518
U-Store-It Trust	963,889	9,880
Weyerhaeuser Co.	688,100	16,797
		115,973
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Ayala Land, Inc.	19,944,000	$ 6,549
BR Malls Participacoes SA	2,049,600	19,525
Indiabulls Real Estate Ltd. (a)	4,326,123	9,930
PT Lippo Karawaci Tbk	119,905,750	7,340
		43,344
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	1,905,390	20,159
TOTAL FINANCIALS		2,173,477
HEALTH CARE - 6.1%
Biotechnology - 0.9%
Amgen, Inc. (a)	554,181	28,446
AVEO Pharmaceuticals, Inc.	380,100	5,238
AVEO Pharmaceuticals, Inc. (q)	77,244	1,064
Biogen Idec, Inc. (a)	677,608	46,348
BioMarin Pharmaceutical, Inc. (a)	757,800	18,536
Exelixis, Inc. (a)	897,005	11,168
Gilead Sciences, Inc. (a)	1,936,926	75,501
Human Genome Sciences, Inc. (a)	196,631	4,922
Medivir AB (B Shares) (a)	95,943	2,113
		193,336
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	3,824,900	27,386
C. R. Bard, Inc.	293,518	28,694
Covidien PLC	1,818,390	93,556
Edwards Lifesciences Corp. (a)	499,702	42,495
IDEXX Laboratories, Inc. (a)	85,741	6,662
Mako Surgical Corp. (a)(f)	834,230	17,185
Masimo Corp.	332,252	10,014
Quidel Corp. (a)	1,129,647	14,866
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,404,000	5,927
St. Jude Medical, Inc.	451,901	21,637
William Demant Holding AS (a)	249,976	21,216
		289,638
Health Care Providers & Services - 1.7%
CIGNA Corp.	796,388	33,504
Diagnosticos da America SA	685,300	8,279
Express Scripts, Inc. (a)	120,504	6,775
Henry Schein, Inc. (a)	708,513	48,873
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	1,032,500	$ 81,857
Medco Health Solutions, Inc. (a)	1,451,040	89,442
Quest Diagnostics, Inc.	118,277	6,712
UnitedHealth Group, Inc.	1,941,190	82,656
		358,098
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)	1,551,945	65,306
Illumina, Inc. (a)	523,534	36,333
QIAGEN NV (a)	296,906	6,125
		107,764
Pharmaceuticals - 1.7%
Allergan, Inc.	423,642	31,422
Genomma Lab Internacional SA de CV (a)	1,509,900	3,337
Johnson & Johnson	110,207	6,771
Lupin Ltd.	601,850	5,068
Merck & Co., Inc.	2,915,395	94,954
Novo Nordisk AS Series B	282,883	35,660
Pfizer, Inc.	5,245,144	100,917
Shire PLC sponsored ADR	483,100	41,068
Valeant Pharmaceuticals International, Inc. (Canada)	1,452,097	58,293
		377,490
TOTAL HEALTH CARE		1,326,326
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.5%
Bombardier, Inc. Class B (sub. vtg.)	5,089,600	32,752
Goodrich Corp.	611,504	52,730
Precision Castparts Corp.	449,000	63,646
The Boeing Co.	1,092,566	78,676
United Technologies Corp.	1,258,634	105,146
		332,950
Building Products - 0.3%
Armstrong World Industries, Inc.	234,846	9,779
Lennox International, Inc.	504,958	24,490
Owens Corning (a)	865,708	30,932
		65,201
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
Republic Services, Inc.	346,831	$ 10,270
Stericycle, Inc. (a)	239,400	20,689
		30,959
Construction & Engineering - 0.3%
Fluor Corp.	436,936	30,918
Foster Wheeler AG (a)	830,600	30,034
		60,952
Electrical Equipment - 0.9%
Acuity Brands, Inc.	265,238	14,991
Cooper Industries PLC Class A	611,100	39,324
Emerson Electric Co.	1,305,286	77,873
GrafTech International Ltd. (a)	646,161	12,930
Regal-Beloit Corp.	607,829	44,341
Satcon Technology Corp. (a)(f)	1,187,914	4,324
		193,783
Industrial Conglomerates - 1.4%
General Electric Co.	12,161,455	254,418
Textron, Inc.	1,791,144	48,522
		302,940
Machinery - 1.7%
Caterpillar, Inc.	1,126,147	115,914
Charter International PLC	565,256	6,971
Cummins, Inc.	481,979	48,738
Danaher Corp.	1,205,476	60,997
Fanuc Ltd.	72,200	11,279
Fiat Industrial SpA (a)	1,046,000	14,608
Ingersoll-Rand Co. Ltd.	673,800	30,523
Komatsu Ltd.	643,800	19,752
Navistar International Corp. (a)	572,122	35,460
Pall Corp.	527,600	28,680
Vallourec SA	78,264	8,108
		381,030
Road & Rail - 0.7%
CSX Corp.	858,316	64,082
Union Pacific Corp.	829,600	79,152
		143,234
TOTAL INDUSTRIALS		1,511,049
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.3%
Alcatel-Lucent SA sponsored ADR (a)	1,379,900	$ 6,762
Aruba Networks, Inc. (a)	1,593,792	48,531
Brocade Communications Systems, Inc. (a)	1,528,345	9,736
Ciena Corp. (a)(f)	1,531,638	42,227
Meru Networks, Inc. (a)(f)	526,515	11,246
QUALCOMM, Inc.	2,781,830	165,741
		284,243
Computers & Peripherals - 3.2%
A-DATA Technology Co. Ltd.	956,000	1,680
Apple, Inc. (a)	1,592,259	562,402
EMC Corp. (a)	1,837,793	50,006
Imagination Technologies Group PLC (a)	1,229,399	8,217
NetApp, Inc. (a)	760,062	39,265
SanDisk Corp. (a)	776,182	38,499
		700,069
Electronic Equipment & Components - 0.2%
HLS Systems International Ltd. (a)	1,085,415	16,335
Jabil Circuit, Inc.	485,100	10,396
Trimble Navigation Ltd. (a)	268,300	13,187
		39,918
Internet Software & Services - 0.5%
Google, Inc. Class A (a)	41,313	25,341
Mail.ru Group Ltd. GDR unit (a)(g)	112,934	4,094
Monster Worldwide, Inc. (a)	620,996	10,650
WebMD Health Corp. (a)	1,377,782	79,911
		119,996
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	745,156	57,280
Digital Garage, Inc. (a)	3,729	16,297
Paychex, Inc.	941,598	31,666
Visa, Inc. Class A	1,057,147	77,225
		182,468
Semiconductors & Semiconductor Equipment - 3.5%
Amkor Technology, Inc. (a)	638,707	4,707
Analog Devices, Inc.	2,620,988	104,525
Applied Materials, Inc.	4,624,243	75,976
ARM Holdings PLC sponsored ADR (f)	1,350,031	40,865
ASAT Holdings Ltd. (a)	88,719	0
ASML Holding NV	2,159,922	94,173
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Atheros Communications, Inc. (a)	359,900	$ 16,127
ATMI, Inc. (a)	49,790	908
Elpida Memory, Inc. (a)(f)	865,600	12,973
Inotera Memories, Inc. (a)	40,633,880	21,532
KLA-Tencor Corp.	531,024	25,925
Lam Research Corp. (a)	1,351,041	74,172
Micron Technology, Inc. (a)	16,468,285	183,292
Nanya Technology Corp. (a)	20,773,245	11,193
Powertech Technology, Inc.	1,646,000	5,774
Samsung Electronics Co. Ltd.	58,648	48,100
Skyworks Solutions, Inc. (a)	125,790	4,521
Varian Semiconductor Equipment Associates, Inc. (a)	745,655	35,575
		760,338
Software - 2.0%
Ariba, Inc. (a)	175,838	5,442
Autodesk, Inc. (a)	108,310	4,554
CA, Inc.	470,367	11,656
Check Point Software Technologies Ltd. (a)	1,626,206	81,050
Microsoft Corp.	7,917,420	210,445
Nuance Communications, Inc. (a)	716,037	13,361
Oracle Corp.	3,003,289	98,808
Red Hat, Inc. (a)	74,045	3,057
Taleo Corp. Class A (a)	163,869	5,291
		433,664
TOTAL INFORMATION TECHNOLOGY		2,520,696
MATERIALS - 2.0%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	449,780	41,380
Albemarle Corp.	207,037	11,917
Ashland, Inc.	453,236	25,517
Celanese Corp. Class A	463,172	19,198
CF Industries Holdings, Inc.	157,483	22,249
Dow Chemical Co.	1,027,186	38,170
LyondellBasell Industries NV Class A (a)	785,477	29,911
Monsanto Co.	390,623	28,082
Solutia, Inc. (a)	1,127,149	26,161
Wacker Chemie AG	46,594	8,597
		251,182
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Construction Materials - 0.0%
HeidelbergCement AG	90,908	$ 6,364
Containers & Packaging - 0.1%
Ball Corp.	559,998	20,216
Rock-Tenn Co. Class A	146,751	10,074
		30,290
Metals & Mining - 0.7%
Anglo American PLC (United Kingdom)	1,279,753	69,360
AngloGold Ashanti Ltd. sponsored ADR	757,921	37,017
Carpenter Technology Corp.	250,542	10,418
MacArthur Coal Ltd.	151,219	1,829
Reliance Steel & Aluminum Co.	362,200	20,041
Walter Energy, Inc.	67,545	8,174
		146,839
TOTAL MATERIALS		434,675
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	1,736,340	49,277
Qwest Communications International, Inc.	18,563,045	126,600
Telenor ASA	245,000	4,063
Verizon Communications, Inc.	2,431,185	89,759
		269,699
Wireless Telecommunication Services - 0.7%
American Tower Corp. Class A (a)	1,405,873	75,861
Clearwire Corp. Class A (a)	4,112,500	20,686
MetroPCS Communications, Inc. (a)	891,002	12,830
Sprint Nextel Corp. (a)	1,129,800	4,937
Vodafone Group PLC	6,346,000	18,019
Vodafone Group PLC sponsored ADR	279,006	7,985
		140,318
TOTAL TELECOMMUNICATION SERVICES		410,017
UTILITIES - 1.9%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	601,258	21,513
Duke Energy Corp.	477,500	8,590
Edison International	947,336	35,165
NextEra Energy, Inc.	1,800,854	99,893
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
NV Energy, Inc.	296,200	$ 4,351
Pinnacle West Capital Corp.	122,113	5,157
		174,669
Gas Utilities - 0.1%
National Fuel Gas Co.	59,082	4,307
ONEOK, Inc.	196,597	12,694
		17,001
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	891,100	11,023
Constellation Energy Group, Inc.	406,119	12,618
NRG Energy, Inc. (a)	278,432	5,566
		29,207
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	1,192,600	18,915
Dominion Resources, Inc.	323,100	14,743
NiSource, Inc.	968,500	18,556
PG&E Corp.	1,097,612	50,556
Public Service Enterprise Group, Inc.	1,230,226	40,228
Sempra Energy	1,172,940	62,436
		205,434
TOTAL UTILITIES		426,311
TOTAL COMMON STOCKS (Cost $10,348,839)		13,184,123
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	0
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Porsche Automobil Holding SE	122,400	$ 9,699
Volkswagen AG	267,762	45,413
TOTAL NON-CONVERTIBLE PREFERRED STOCKS		55,112
TOTAL PREFERRED STOCKS (Cost $43,274)		55,112
Nonconvertible Bonds - 7.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 6,570	6,742
5.875% 3/15/11	2,440	2,444
		9,186
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	7,904	8,316
5.875% 1/15/36	6,603	5,839
6.375% 6/15/14	1,494	1,640
Whirlpool Corp.:
6.125% 6/15/11	1,250	1,269
6.5% 6/15/16	697	777
		17,841
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	4,975	5,879
Comcast Corp.:
4.95% 6/15/16	2,207	2,358
5.15% 3/1/20	644	671
5.5% 3/15/11	309	309
5.7% 5/15/18	11,911	13,020
6.4% 3/1/40	4,756	4,948
6.45% 3/15/37	2,326	2,434
COX Communications, Inc. 4.625% 6/1/13	3,612	3,857
Discovery Communications LLC:
3.7% 6/1/15	5,116	5,303
5.05% 6/1/20	146	153
6.35% 6/1/40	4,773	5,022
Liberty Media Corp. 8.25% 2/1/30	3,410	3,308
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
NBC Universal, Inc.:
3.65% 4/30/15 (g)	$ 6,489	$ 6,632
5.15% 4/30/20 (g)	7,276	7,495
6.4% 4/30/40 (g)	6,271	6,552
News America Holdings, Inc. 7.75% 12/1/45	7,397	8,913
Time Warner Cable, Inc.:
5.4% 7/2/12	2,870	3,028
5.85% 5/1/17	3,400	3,744
6.2% 7/1/13	2,729	3,013
6.75% 7/1/18	1,378	1,582
Time Warner, Inc.:
3.15% 7/15/15	392	398
4.875% 3/15/20	982	1,008
5.875% 11/15/16	4,125	4,615
6.2% 3/15/40	3,821	3,893
6.5% 11/15/36	2,758	2,903
Viacom, Inc. 4.375% 9/15/14	418	447
		101,485
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	820	892
TOTAL CONSUMER DISCRETIONARY		129,404
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	3,211	3,279
5.375% 11/15/14 (g)	7,113	7,860
Diageo Capital PLC 5.2% 1/30/13	4,139	4,449
FBG Finance Ltd. 5.125% 6/15/15 (g)	3,447	3,663
PepsiCo, Inc. 7.9% 11/1/18	550	697
The Coca-Cola Co. 3.15% 11/15/20	1,288	1,201
		21,149
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 6.302% 6/1/37 (n)	817	805
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	572	643
Kraft Foods, Inc.:
5.375% 2/10/20	8,116	8,627
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
5.625% 11/1/11	$ 553	$ 571
6.5% 8/11/17	8,854	10,171
6.75% 2/19/14	436	495
		20,507
Tobacco - 0.2%
Altria Group, Inc.:
8.5% 11/10/13	483	569
9.7% 11/10/18	22,451	29,556
Reynolds American, Inc.:
6.75% 6/15/17	3,486	3,924
7.25% 6/15/37	8,599	9,123
		43,172
TOTAL CONSUMER STAPLES		85,633
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (g)	6,637	6,878
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	7,812
6.5% 4/1/20	1,091	1,203
Noble Holding International Ltd. 3.45% 8/1/15	934	954
Weatherford International Ltd.:
4.95% 10/15/13	2,045	2,174
5.15% 3/15/13	2,673	2,824
		21,845
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	718	788
6.375% 9/15/17	6,386	7,118
Apache Corp. 5.1% 9/1/40	6,294	5,842
BW Group Ltd. 6.625% 6/28/17 (g)	3,472	3,506
Canadian Natural Resources Ltd.:
5.15% 2/1/13	5,282	5,641
5.7% 5/15/17	424	474
Cenovus Energy, Inc. 4.5% 9/15/14	648	698
ConocoPhillips 5.75% 2/1/19	9,619	10,897
Duke Capital LLC 6.25% 2/15/13	809	879
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services:
5.375% 10/15/15 (g)	$ 1,435	$ 1,540
6.45% 11/3/36 (g)	6,493	6,615
El Paso Natural Gas Co. 5.95% 4/15/17	1,098	1,196
EnCana Holdings Finance Corp. 5.8% 5/1/14	3,391	3,770
Enterprise Products Operating LP:
5.6% 10/15/14	715	793
5.65% 4/1/13	563	608
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)	4,535	4,784
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	327	378
Marathon Petroleum Corp. 5.125% 3/1/21 (g)	4,207	4,264
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	6,234	6,782
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	3,483	3,831
6.85% 1/15/40 (g)	9,822	11,380
Nakilat, Inc. 6.067% 12/31/33 (g)	2,490	2,502
Nexen, Inc.:
5.05% 11/20/13	6,318	6,738
5.2% 3/10/15	1,067	1,134
5.875% 3/10/35	1,565	1,424
6.2% 7/30/19	893	955
6.4% 5/15/37	5,235	5,010
NGPL PipeCo LLC 6.514% 12/15/12 (g)	4,184	4,510
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	6,946	7,014
5.75% 1/20/20	14,905	15,466
6.875% 1/20/40	1,494	1,524
7.875% 3/15/19	7,382	8,705
Petroleos Mexicanos 6% 3/5/20	952	997
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	149	153
4.25% 9/1/12	718	746
5% 2/1/21	2,303	2,308
6.125% 1/15/17	1,940	2,161
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (g)	2,455	2,657
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (g)	3,472	3,589
5.5% 9/30/14 (g)	5,137	5,463
5.832% 9/30/16 (g)	1,407	1,498
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III: - continued
6.332% 9/30/27 (g)	$ 5,910	$ 6,140
6.75% 9/30/19 (g)	3,177	3,559
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	3,193	3,431
Southeast Supply Header LLC 4.85% 8/15/14 (g)	543	569
Spectra Energy Capital, LLC 5.65% 3/1/20	455	482
Suncor Energy, Inc.:
6.1% 6/1/18	9,624	10,950
6.85% 6/1/39	8,895	10,101
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,280	3,461
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,476
XTO Energy, Inc.:
4.9% 2/1/14	394	432
5% 1/31/15	1,414	1,569
5.65% 4/1/16	970	1,114
		199,622
TOTAL ENERGY		221,467
FINANCIALS - 3.2%
Capital Markets - 0.7%
Bear Stearns Companies, Inc. 5.3% 10/30/15	11,058	12,047
BlackRock, Inc. 6.25% 9/15/17	1,587	1,814
Goldman Sachs Group, Inc.:
3.7% 8/1/15	7,427	7,533
5.95% 1/18/18	4,684	5,085
6% 6/15/20	10,000	10,714
6.15% 4/1/18	1,671	1,831
6.25% 2/1/41	5,000	5,088
6.75% 10/1/37	5,715	5,858
Janus Capital Group, Inc. 6.125% 9/15/11 (e)	879	894
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	12,166
Lazard Group LLC:
6.85% 6/15/17	4,528	4,823
7.125% 5/15/15	1,616	1,778
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	5,465	5,823
6.4% 8/28/17	4,179	4,592
6.875% 4/25/18	5,473	6,157
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
0.6031% 1/9/14 (n)	$ 1,673	$ 1,636
4% 7/24/15	956	979
4.75% 4/1/14	932	974
5.45% 1/9/17	1,800	1,898
5.625% 9/23/19	1,795	1,843
5.75% 1/25/21	26,300	27,014
5.95% 12/28/17	646	690
6% 5/13/14	6,140	6,718
6% 4/28/15	2,091	2,290
6.625% 4/1/18	1,257	1,389
7.3% 5/13/19	6,528	7,434
The Bank of New York, Inc. 4.3% 5/15/14	6,301	6,794
UBS AG Stamford Branch:
3.875% 1/15/15	11,500	11,811
5.75% 4/25/18	1,660	1,804
		159,477
Commercial Banks - 0.6%
Bank of America NA:
5.3% 3/15/17	14,492	15,103
6.1% 6/15/17	565	607
Credit Suisse New York Branch 6% 2/15/18	15,195	16,225
DBS Bank Ltd. (Singapore) 0.534% 5/16/17 (g)(n)	4,537	4,452
Discover Bank:
7% 4/15/20	3,200	3,529
8.7% 11/18/19	2,425	2,916
Export-Import Bank of Korea:
5.25% 2/10/14 (g)	456	486
5.5% 10/17/12	2,649	2,797
Fifth Third Bancorp:
3.625% 1/25/16	4,058	4,075
4.5% 6/1/18	584	570
8.25% 3/1/38	4,070	4,905
Fifth Third Bank 4.75% 2/1/15	951	996
Fifth Third Capital Trust IV 6.5% 4/15/67 (n)	2,859	2,788
HBOS PLC 6.75% 5/21/18 (g)	560	532
Huntington Bancshares, Inc. 7% 12/15/20	1,908	2,089
JPMorgan Chase Bank 6% 10/1/17	2,460	2,711
KeyBank NA:
5.45% 3/3/16	2,765	2,973
5.8% 7/1/14	5,776	6,317
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Manufacturers & Traders Trust Co. 1.8028% 4/1/13 (n)	$ 791	$ 790
Marshall & Ilsley Bank:
4.85% 6/16/15	3,561	3,737
5% 1/17/17	4,951	5,160
5.25% 9/4/12	2,221	2,327
PNC Funding Corp. 3.625% 2/8/15	2,015	2,086
Regions Bank:
6.45% 6/26/37	6,564	6,015
7.5% 5/15/18	3,852	4,083
Regions Financial Corp.:
0.4728% 6/26/12 (n)	499	475
5.75% 6/15/15	1,443	1,443
7.75% 11/10/14	6,740	7,195
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (g)(n)	2,233	2,139
Union Planters Corp. 7.75% 3/1/11	716	716
UnionBanCal Corp. 5.25% 12/16/13	777	836
Wachovia Bank NA:
4.8% 11/1/14	551	586
4.875% 2/1/15	1,653	1,767
Wachovia Corp.:
5.625% 10/15/16	3,991	4,348
5.75% 6/15/17	2,371	2,644
Wells Fargo & Co. 3.625% 4/15/15	7,671	7,947
		128,365
Consumer Finance - 0.3%
Discover Financial Services:
6.45% 6/12/17	12,103	13,122
10.25% 7/15/19	862	1,116
General Electric Capital Corp.:
2.25% 11/9/15	5,578	5,407
3.5% 6/29/15	3,097	3,183
5.625% 9/15/17	22,752	24,917
Household Finance Corp. 6.375% 10/15/11	2,184	2,260
HSBC Finance Corp. 5.9% 6/19/12	855	903
SLM Corp.:
0.5016% 3/15/11 (n)	90	90
0.5331% 10/25/11 (n)	6,795	6,740
		57,738
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.6%
Bank of America Corp. 5.75% 12/1/17	$ 10,850	$ 11,600
BP Capital Markets PLC:
3.125% 10/1/15	968	982
3.625% 5/8/14	7,827	8,179
4.5% 10/1/20	961	965
Capital One Capital V 10.25% 8/15/39	4,592	4,988
Citigroup, Inc.:
4.75% 5/19/15	11,282	11,913
5.5% 4/11/13	8,594	9,213
6.125% 5/15/18	13,611	14,924
6.5% 8/19/13	25,586	28,199
JPMorgan Chase & Co.:
3.4% 6/24/15	949	962
4.65% 6/1/14	8,500	9,083
6.3% 4/23/19	8,000	8,989
ORIX Corp. 5.48% 11/22/11	311	320
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	1,280	1,257
5.5% 1/15/14 (g)	816	856
5.7% 4/15/17 (g)	1,991	2,044
TECO Finance, Inc.:
4% 3/15/16	1,828	1,859
5.15% 3/15/20	10,344	10,708
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	4,215	4,462
ZFS Finance USA Trust II 6.45% 12/15/65 (g)(n)	4,049	4,130
ZFS Finance USA Trust IV 5.875% 5/9/62 (g)(n)	1,303	1,298
		136,931
Insurance - 0.4%
Aon Corp.:
3.5% 9/30/15	3,180	3,192
5% 9/30/20	3,164	3,228
6.25% 9/30/40	2,120	2,195
Assurant, Inc. 5.625% 2/15/14	2,245	2,380
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	488
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(n)	1,750	1,794
Hartford Financial Services Group, Inc. 5.375% 3/15/17	287	299
Liberty Mutual Group, Inc. 6.5% 3/15/35 (g)	698	643
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (g)	$ 5,143	$ 6,922
MetLife, Inc.:
2.375% 2/6/14	1,427	1,446
5% 6/15/15	941	1,018
5.875% 2/6/41	2,211	2,280
6.125% 12/1/11	800	833
6.75% 6/1/16	5,158	5,953
Metropolitan Life Global Funding I:
5.125% 4/10/13 (g)	452	484
5.125% 6/10/14 (g)	4,625	5,022
Monumental Global Funding II 5.65% 7/14/11 (g)	1,940	1,965
Monumental Global Funding III 5.5% 4/22/13 (g)	2,585	2,751
New York Life Insurance Co. 6.75% 11/15/39 (g)	3,203	3,728
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	4,632	5,007
Pacific Life Global Funding 5.15% 4/15/13 (g)	3,976	4,230
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,353	4,419
Pacific LifeCorp 6% 2/10/20 (g)	5,390	5,690
Prudential Financial, Inc.:
3.875% 1/14/15	5,340	5,552
5.15% 1/15/13	2,934	3,115
7.375% 6/15/19	2,520	2,994
8.875% 6/15/38 (n)	2,403	2,799
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(n)	473	443
Symetra Financial Corp. 6.125% 4/1/16 (g)	5,955	6,225
Unum Group:
5.625% 9/15/20	3,667	3,726
7.125% 9/30/16	869	985
		91,806
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
4.95% 3/15/13	296	315
5.5% 1/15/12	1,481	1,536
BRE Properties, Inc. 5.5% 3/15/17	977	1,051
Camden Property Trust:
5.375% 12/15/13	3,103	3,326
5.875% 11/30/12	542	577
Developers Diversified Realty Corp.:
5.25% 4/15/11	3,557	3,571
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
5.375% 10/15/12	$ 2,949	$ 3,054
7.5% 4/1/17	4,622	5,285
Duke Realty LP:
4.625% 5/15/13	967	1,003
5.875% 8/15/12	98	103
Equity One, Inc.:
6% 9/15/17	717	736
6.25% 12/15/14	1,000	1,073
6.25% 1/15/17	399	417
Federal Realty Investment Trust:
5.4% 12/1/13	355	383
5.9% 4/1/20	1,860	2,043
6% 7/15/12	3,443	3,646
6.2% 1/15/17	501	558
HRPT Properties Trust:
5.75% 11/1/15	719	763
6.25% 6/15/17	996	1,042
6.65% 1/15/18	676	721
Washington (REIT):
5.25% 1/15/14	476	502
5.95% 6/15/11	4,317	4,368
		36,073
Real Estate Management & Development - 0.3%
AMB Property LP 5.9% 8/15/13	2,086	2,215
Arden Realty LP 5.2% 9/1/11	1,573	1,608
BioMed Realty LP 6.125% 4/15/20	2,467	2,579
Brandywine Operating Partnership LP:
5.7% 5/1/17	129	134
5.75% 4/1/12	2,217	2,284
Digital Realty Trust LP 4.5% 7/15/15	3,650	3,762
Duke Realty LP:
5.4% 8/15/14	771	823
5.5% 3/1/16	3,075	3,207
5.625% 8/15/11	6,693	6,800
6.75% 3/15/20	560	626
8.25% 8/15/19	2,489	2,999
ERP Operating LP:
4.75% 7/15/20	5,288	5,377
5.5% 10/1/12	382	407
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP:
4.75% 10/1/20	$ 7,482	$ 7,399
5.125% 3/2/15	1,229	1,300
5.5% 12/15/16	1,772	1,920
Mack-Cali Realty LP 7.75% 8/15/19	1,036	1,245
Post Apartment Homes LP 6.3% 6/1/13	3,079	3,297
Regency Centers LP:
4.95% 4/15/14	494	516
5.25% 8/1/15	1,725	1,843
5.875% 6/15/17	877	951
Simon Property Group LP:
4.2% 2/1/15	2,640	2,781
6.75% 5/15/14	5,698	6,410
Tanger Properties LP:
6.125% 6/1/20	3,914	4,233
6.15% 11/15/15	1,254	1,353
		66,069
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp. 5.65% 5/1/18	11,675	12,337
First Niagara Financial Group, Inc. 6.75% 3/19/20	5,919	6,433
		18,770
TOTAL FINANCIALS		695,229
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15	907	880
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,467
6.3% 8/15/14	2,925	3,125
Express Scripts, Inc. 6.25% 6/15/14	1,991	2,223
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,740	1,726
4.125% 9/15/20	5,031	4,894
UnitedHealth Group, Inc. 3.875% 10/15/20	954	917
WellPoint, Inc. 4.35% 8/15/20	967	965
		15,317
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.0%
Novartis Capital Corp. 4.125% 2/10/14	$ 2,369	$ 2,539
Roche Holdings, Inc. 5% 3/1/14 (g)	4,805	5,258
Watson Pharmaceuticals, Inc. 5% 8/15/14	1,065	1,150
		8,947
TOTAL HEALTH CARE		25,144
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	846	902
6.375% 6/1/19 (g)	5,000	5,577
6.4% 12/15/11 (g)	661	690
		7,169
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	51	51
Continental Airlines, Inc.:
6.648% 3/15/19	3,311	3,454
6.82% 5/1/18	179	189
6.9% 7/2/19	900	958
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	264	279
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,940	1,900
8.36% 7/20/20	1,456	1,480
		8,311
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17	25,356	27,776
TOTAL INDUSTRIALS		43,256
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	3,694	4,059
6% 10/1/12	4,552	4,872
6.55% 10/1/17	1,119	1,289
		10,220
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	$ 545	$ 574
5.5% 5/15/12	1,881	1,976
		2,550
TOTAL INFORMATION TECHNOLOGY		12,770
MATERIALS - 0.1%
Chemicals - 0.1%
Dow Chemical Co.:
4.85% 8/15/12	3,469	3,653
7.6% 5/15/14	10,939	12,703
		16,356
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,152	2,319
Metals & Mining - 0.0%
Anglo American Capital PLC 9.375% 4/8/14 (g)	1,278	1,540
ArcelorMittal SA 3.75% 3/1/16	2,109	2,100
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,597	1,672
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (g)	1,618	1,741
United States Steel Corp. 6.65% 6/1/37	4,497	3,991
Vale Overseas Ltd. 6.25% 1/23/17	2,726	3,073
		14,117
TOTAL MATERIALS		32,792
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
2.5% 8/15/15	6,691	6,626
6.3% 1/15/38	15,595	16,191
6.8% 5/15/36	9,241	10,155
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,158	1,409
CenturyLink, Inc. 7.6% 9/15/39	5,997	6,330
Sprint Capital Corp. 6.875% 11/15/28	12,000	10,815
Telecom Italia Capital SA:
4.95% 9/30/14	3,767	3,871
5.25% 10/1/15	3,073	3,125
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
6.999% 6/4/18	$ 8,694	$ 9,331
7.175% 6/18/19	771	835
7.2% 7/18/36	1,780	1,739
Telefonica Emisiones SAU:
5.134% 4/27/20	772	768
5.462% 2/16/21	4,994	5,068
6.421% 6/20/16	939	1,043
Verizon Communications, Inc.:
6.1% 4/15/18	2,674	3,010
6.25% 4/1/37	4,611	4,792
Verizon New England, Inc. 6.5% 9/15/11	1,046	1,079
Verizon New York, Inc. 6.875% 4/1/12	3,115	3,304
		89,491
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV 3.625% 3/30/15	1,082	1,113
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	13,460	14,479
5.875% 10/1/19	8,810	9,548
6.35% 3/15/40	2,500	2,550
Vodafone Group PLC:
5% 12/16/13	2,696	2,930
5.5% 6/15/11	2,232	2,264
		32,884
TOTAL TELECOMMUNICATION SERVICES		122,375
UTILITIES - 0.8%
Electric Utilities - 0.5%
Alabama Power Co. 3.375% 10/1/20	3,896	3,675
Ameren Illinois Co. 6.125% 11/15/17	333	370
AmerenUE 6.4% 6/15/17	3,507	3,974
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,829	5,298
Commonwealth Edison Co. 1.625% 1/15/14	4,248	4,237
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (g)	10,335	10,694
Edison International 3.75% 9/15/17	4,275	4,242
EDP Finance BV:
4.9% 10/1/19 (g)	1,900	1,729
6% 2/2/18 (g)	2,801	2,752
Enel Finance International SA 5.7% 1/15/13 (g)	305	324
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp. 7.375% 11/15/31	$ 7,646	$ 8,335
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,798	1,891
6.05% 8/15/21	5,466	5,717
Kentucky Utilities Co.:
3.25% 11/1/20 (g)	589	551
5.125% 11/1/40 (g)	4,211	4,082
LG&E and KU Energy LLC:
2.125% 11/15/15 (g)	4,999	4,791
3.75% 11/15/20 (g)	984	930
Louisville Gas & Electric Co. 5.125% 11/15/40 (g)	1,263	1,230
Nevada Power Co.:
6.5% 5/15/18	5,290	6,068
6.5% 8/1/18	1,844	2,122
Pennsylvania Electric Co. 6.05% 9/1/17	618	674
Pepco Holdings, Inc. 2.7% 10/1/15	4,728	4,651
Progress Energy, Inc.:
4.4% 1/15/21	18,218	18,119
6% 12/1/39	4,410	4,627
7.1% 3/1/11	3,974	3,974
Sierra Pacific Power Co. 5.45% 9/1/13	1,831	1,994
Tampa Electric Co.:
5.4% 5/15/21 (g)	2,634	2,840
6.15% 5/15/37	4,486	4,854
		114,745
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	357	386
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	2,413	2,652
Exelon Generation Co. LLC:
4% 10/1/20	8,787	8,176
5.35% 1/15/14	1,235	1,335
		12,163
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	2,763	2,905
Dominion Resources, Inc.:
6.3% 9/30/66 (n)	13,426	13,124
7.5% 6/30/66 (n)	3,828	3,981
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
DTE Energy Co. 7.05% 6/1/11	$ 1,155	$ 1,172
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	3,227	3,460
6.5% 9/15/37	3,287	3,654
National Grid PLC 6.3% 8/1/16	407	464
NiSource Finance Corp.:
5.25% 9/15/17	682	722
5.4% 7/15/14	6,582	7,156
5.45% 9/15/20	980	1,021
6.25% 12/15/40	1,664	1,717
6.4% 3/15/18	1,557	1,748
6.8% 1/15/19	4,065	4,682
Wisconsin Energy Corp. 6.25% 5/15/67 (n)	3,554	3,550
		49,356
TOTAL UTILITIES		176,650
TOTAL NONCONVERTIBLE BONDS (Cost $1,434,889)		1,544,720
U.S. Government and Government Agency Obligations - 12.2%

U.S. Government Agency Obligations - 0.3%
Fannie Mae 2.75% 3/13/14	12,990	13,531
Tennessee Valley Authority 3.875% 2/15/21	39,390	39,639
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		53,170
U.S. Treasury Inflation Protected Obligations - 0.8%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	145,326	151,670
2.125% 2/15/41	27,932	29,069
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		180,739
U.S. Treasury Obligations - 11.1%
U.S. Treasury Bills, yield at date of purchase 0.13% 3/3/11 (j)	6,800	6,800
U.S. Treasury Bonds:
3.875% 8/15/40	38,014	34,129
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.25% 11/15/40	$ 96,995	$ 93,024
4.375% 11/15/39	65,120	63,899
4.75% 2/15/41	8,416	8,775
U.S. Treasury Notes:
1% 10/31/11	70,000	70,364
1% 1/15/14 (f)	285,128	284,215
1.25% 2/15/14	695,204	696,947
1.375% 11/30/15 (k)	73,833	71,647
2.125% 12/31/15	163,520	163,980
2.125% 2/29/16	62,728	62,699
2.625% 8/15/20	355,721	334,267
3.125% 4/30/17	480,000	495,450
3.625% 2/15/21	42,490	43,227
TOTAL U.S. TREASURY OBLIGATIONS		2,429,423
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,693,797)		2,663,332
U.S. Government Agency - Mortgage Securities - 5.2%

Fannie Mae - 3.7%
2.59% 6/1/36 (n)	212	221
3% 1/1/26	15,998	15,594
3.5% 9/1/25 to 11/1/40 (h)	48,133	46,817
3.5% 3/1/26 (h)(i)	26,000	26,055
3.536% 7/1/37 (n)	644	674
4% 9/1/24 to 1/1/41	47,335	46,772
4% 3/1/26 (h)(i)	3,000	3,083
4% 3/1/41 (h)(i)	4,000	3,944
4% 3/1/41 (h)(i)	6,500	6,409
4.5% 6/1/24 to 11/1/40	35,945	36,727
4.5% 3/1/26 (h)	1,500	1,572
4.5% 3/1/41 (h)(i)	49,000	49,938
4.5% 3/1/41 (h)	16,000	16,306
4.5% 3/1/41 (h)	16,500	16,816
4.5% 3/1/41 (h)	2,000	2,038
4.5% 3/1/41 (h)(i)	17,000	17,325
4.5% 3/1/41 (h)	16,500	16,816
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 3/1/41 (h)(i)	$ 9,200	$ 9,376
5% 6/1/24 to 8/1/40	101,063	106,515
5% 3/1/41 (h)(i)	7,000	7,331
5% 3/1/41 (h)(i)	21,000	21,994
5% 3/1/41 (h)(i)	25,000	26,183
5% 3/1/41 (h)(i)	26,000	27,231
5.5% 9/1/24 to 3/1/40	133,215	142,673
5.5% 3/1/41 (h)(i)	10,800	11,544
6% 2/1/23 to 4/1/39	64,364	69,974
6% 3/1/41 (h)(i)	74,800	81,300
6.5% 1/1/36 to 8/1/36	5,614	6,314
TOTAL FANNIE MAE		817,542
Freddie Mac - 0.7%
3.352% 10/1/35 (n)	296	314
4.5% 7/1/25 to 10/1/40	2,640	2,721
4.5% 3/1/41 (h)	24,000	24,435
4.5% 3/1/41 (h)	18,000	18,326
4.5% 3/1/41 (h)	16,000	16,290
5% 3/1/19 to 9/1/40	55,956	58,918
5.5% 10/1/38	16,454	17,562
6% 7/1/37 to 8/1/37	1,910	2,079
6% 3/1/41 (h)	4,000	4,345
6.5% 11/1/34 to 3/1/36	9,605	10,807
TOTAL FREDDIE MAC		155,797
Ginnie Mae - 0.8%
4% 1/15/25 to 10/20/25	26,197	27,381
4.5% 3/15/39 to 1/15/41	60,477	62,585
5% 3/1/41 (h)(i)	23,000	24,419
5% 3/1/41 (h)(i)	15,000	15,926
5% 3/1/41 (h)(i)	13,000	13,802
5.5% 12/15/31 to 1/15/39	1,989	2,166
6% 2/15/34	13,066	14,443
6.5% 3/15/34	5,839	6,610
TOTAL GINNIE MAE		167,332
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,135,802)		1,140,671
Asset-Backed Securities - 0.5%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7315% 4/25/35 (n)	$ 1,880	$ 1,406
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0115% 3/25/34 (n)	64	63
Class M2, 1.9115% 3/25/34 (n)	482	393
Series 2005-HE2 Class M2, 0.7115% 4/25/35 (n)	187	176
Series 2006-OP1:
Class M4, 0.6315% 4/25/36 (n)	187	2
Class M5, 0.6515% 4/25/36 (n)	11	0*
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.742% 10/20/14 (n)	58	11
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (g)	3,320	3,404
Series 2011-1 Class A2, 2.15% 1/15/16	6,360	6,350
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	777	797
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9615% 12/25/33 (n)	105	90
Series 2004-R2 Class M3, 0.8115% 4/25/34 (n)	147	38
Series 2004-R8 Class M9, 3.0115% 9/25/34 (n)	334	1
Series 2005-R2 Class M1, 0.7115% 4/25/35 (n)	2,266	1,945
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.04% 3/25/34 (n)	53	42
Series 2004-W11 Class M2, 0.9615% 11/25/34 (n)	616	457
Series 2004-W7 Class M1, 0.8115% 5/25/34 (n)	1,600	1,107
Series 2006-W4 Class A2C, 0.4215% 5/25/36 (n)	1,530	548
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0865% 4/25/34 (n)	2,929	2,379
Series 2006-HE2 Class M1, 0.6315% 3/25/36 (n)	261	7
Axon Financial Funding Ltd. 2.025% 4/4/17 (d)(g)(n)	6,960	0*
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0528% 12/1/41 (n)	676	675
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3128% 12/26/24 (n)	1,784	1,614
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (n)	134	133
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	137	137
Class C, 5.31% 6/15/12	1,633	1,655
Series 2007-1 Class C, 5.38% 11/15/12	583	604
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Trust Ltd. Series 2004-1:
Class A2, 0.712% 7/20/39 (g)(n)	$ 502	$ 377
Class B, 1.012% 7/20/39 (g)(n)	290	133
Class C, 1.362% 7/20/39 (g)(n)	372	56
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	641	651
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5615% 7/25/36 (n)	5,102	324
Series 2006-NC2 Class M7, 1.1115% 6/25/36 (n)	467	2
Series 2006-NC4 Class M1, 0.5615% 10/25/36 (n)	3,478	263
Series 2006-RFC1 Class M9, 2.1315% 5/25/36 (n)	205	12
Series 2007-RFC1 Class A3, 0.4015% 12/25/36 (n)	1,978	744
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (g)	1,867	1,868
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	13,320	13,608
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.5315% 10/25/35 (n)	1,996	1,941
Series 2007-AMC4 Class M1, 0.5315% 5/25/37 (n)	840	131
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3215% 6/25/47 (n)	69	67
Series 2007-4 Class A1A, 0.36% 9/25/37 (n)	496	475
Series 2007-5 Class 2A1, 0.3615% 9/25/47 (n)	5,192	5,068
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	363	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2315% 4/25/34 (n)	175	73
Series 2004-4 Class M2, 1.0565% 6/25/34 (n)	645	370
Series 2005-3 Class MV1, 0.6815% 8/25/35 (n)	933	893
Series 2005-AB1 Class A2, 0.4715% 8/25/35 (n)	109	108
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (g)	290	294
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6842% 5/28/35 (n)	43	32
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4365% 8/25/34 (n)	319	183
Series 2006-3 Class 2A3, 0.4215% 11/25/36 (n)	6,512	2,410
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0865% 3/25/34 (n)	25	7
Series 2006-FF14 Class A2, 0.3215% 10/25/36 (n)	1,591	1,551
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	564	573
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8158% 6/15/13 (n)	$ 848	$ 846
Series 2010-1 Class A, 1.9158% 12/15/14 (g)(n)	4,390	4,477
Series 2010-5 Class A1, 1.5% 9/15/15	7,020	6,961
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	60	60
Series 2007-1:
Class A4, 5.03% 2/16/15	255	255
Class C, 5.43% 2/16/15	613	611
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7515% 1/25/35 (n)	1,041	515
Class M4, 0.9415% 1/25/35 (n)	399	127
Series 2006-D Class M1, 0.4915% 11/25/36 (n)	298	9
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (g)(n)	3,122	1,842
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)	1,288	1,025
GE Business Loan Trust:
Series 2003-1 Class A, 0.6958% 4/15/31 (g)(n)	271	254
Series 2006-2A:
Class A, 0.4458% 11/15/34 (g)(n)	1,890	1,569
Class B, 0.5458% 11/15/34 (g)(n)	682	444
Class C, 0.6458% 11/15/34 (g)(n)	1,134	567
Class D, 1.0158% 11/15/34 (g)(n)	431	103
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7028% 6/25/42 (n)	736	613
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	39	39
Class C, 5.74% 12/15/14	34	35
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9115% 6/25/34 (n)	2,938	2,055
Series 2007-HE1 Class M1, 0.5115% 3/25/47 (n)	1,186	68
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3415% 5/25/30 (g)(n)	88	45
Series 2006-3:
Class B, 0.6615% 9/25/46 (g)(n)	719	359
Class C, 0.8115% 9/25/46 (g)(n)	1,676	402
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5815% 8/25/33 (n)	435	316
Series 2003-3 Class M1, 1.5515% 8/25/33 (n)	857	712
Series 2003-5 Class A2, 0.9615% 12/25/33 (n)	36	25
Series 2005-5 Class 2A2, 0.5115% 11/25/35 (n)	100	99
Series 2006-1 Class 2A3, 0.4865% 4/25/36 (n)	1,425	1,388
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2006-8 Class 2A1, 0.3115% 3/25/37 (n)	$ 6	$ 6
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.552% 3/20/36 (n)	804	670
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4515% 1/25/37 (n)	1,642	690
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5615% 7/25/36 (n)	3,185	131
Series 2007-CH1:
Class AV4, 0.3915% 11/25/36 (n)	1,641	1,410
Class MV1, 0.4915% 11/25/36 (n)	1,335	884
Series 2007-CH3 Class M1, 0.5615% 3/25/37 (n)	574	29
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6328% 12/27/29 (n)	822	706
Series 2006-A Class 2C, 1.4528% 3/27/42 (n)	2,909	536
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	1,479	1,496
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3415% 6/25/34 (n)	104	65
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)	15	15
Class C, 5.691% 10/20/28 (g)	7	7
Class D, 6.01% 10/20/28 (g)	83	68
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5215% 10/25/36 (n)	589	33
Series 2007-HE1 Class M1, 0.5615% 5/25/37 (n)	861	45
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0115% 7/25/34 (n)	184	121
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	108	109
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9115% 7/25/34 (n)	629	493
Series 2006-FM1 Class A2B, 0.3715% 4/25/37 (n)	2,205	2,016
Series 2006-MLN1 Class A2A, 0.3315% 7/25/37 (n)	14	14
Series 2006-OPT1 Class A1A, 0.5215% 6/25/35 (n)	3,366	2,763
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6015% 8/25/34 (n)	63	52
Series 2005-NC1 Class M1, 0.7015% 1/25/35 (n)	439	310
Series 2005-NC2 Class B1, 1.4315% 3/25/35 (n)	457	69
Series 2007-HE2 Class M1, 0.5115% 1/25/37 (n)	4,086	112
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (p)	1,965	270
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-1 Class AIO, 5.5% 4/25/11 (p)	$ 271	$ 2
Series 2006-2 Class AIO, 6% 8/25/11 (p)	232	5
Series 2006-3 Class AIO, 7.1% 1/25/12 (p)	371	17
Series 2006-4:
Class A1, 0.2915% 3/25/25 (n)	140	139
Class AIO, 6.35% 2/27/12 (p)	1,181	63
Class D, 1.3615% 5/25/32 (n)	2,225	52
Series 2007-1 Class AIO, 7.27% 4/25/12 (p)	1,587	119
Series 2007-2 Class AIO, 6.7% 7/25/12 (p)	1,351	113
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7715% 9/25/35 (n)	1,566	1,036
Series 2005-D Class M2, 0.7315% 2/25/36 (n)	857	79
Ocala Funding LLC:
Series 2005-1A Class A, 1.7535% 3/20/49 (d)(g)(n)	621	0
Series 2006-1A Class A, 1.662% 3/20/49 (d)(g)(n)	1,290	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3515% 5/25/37 (n)	60	59
Series 2007-6 Class 2A1, 0.3215% 7/25/37 (n)	132	129
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5115% 9/25/34 (n)	585	372
Class M4, 1.7115% 9/25/34 (n)	750	350
Series 2005-WCH1:
Class M2, 0.7815% 1/25/36 (n)	2,624	2,432
Class M3, 0.8215% 1/25/36 (n)	525	372
Class M4, 1.0915% 1/25/36 (n)	1,620	668
Series 2005-WHQ2:
Class M7, 1.5115% 5/25/35 (n)	1,920	48
Class M9, 2.1415% 5/25/35 (n)	156	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8158% 3/15/15 (g)(n)	3,609	3,609
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4915% 12/25/36 (n)	390	12
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3315% 2/25/37 (n)	52	52
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0615% 4/25/33 (n)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0565% 3/25/35 (n)	1,675	1,388
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9815% 1/25/36 (n)	75	3
Series 2006-FR4 Class A2A, 0.3415% 8/25/36 (n)	553	222
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Securitized Asset Backed Receivables LLC Trust: - continued
Series 2007-NC1 Class A2A, 0.3115% 12/25/36 (n)	$ 184	$ 180
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4106% 3/20/19 (FGIC Insured) (g)(n)	805	758
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2516% 6/15/33 (n)	1,396	124
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (g)	655	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4115% 9/25/34 (n)	78	32
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)	840	865
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1215% 9/25/34 (n)	32	25
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8628% 4/6/42 (g)(n)	2,146	64
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)	299	301
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	974	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7658% 8/15/15 (g)(n)	9,213	9,182
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(g)	8	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1031% 10/25/44 (g)(n)	1,964	884
TOTAL ASSET-BACKED SECURITIES (Cost $114,687)		118,950
Collateralized Mortgage Obligations - 0.7%

Private Sponsor - 0.7%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7331% 4/12/56 (g)(n)	1,568	1,555
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6983% 4/10/49 (n)	73	36
Class C, 5.6983% 4/10/49 (n)	194	84
Class D, 5.6983% 4/10/49 (n)	97	35
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (g)	4,867	4,959
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9055% 1/25/34 (n)	$ 1,875	$ 1,769
Series 2004-1 Class 2A2, 3.2375% 10/25/34 (n)	1,922	1,744
Series 2004-A Class 2A2, 2.9991% 2/25/34 (n)	1,001	894
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (n)	148	134
Class 2A2, 3.0527% 3/25/34 (n)	1,174	1,131
Series 2004-D Class 2A2, 2.9567% 5/25/34 (n)	1,851	1,700
Series 2004-G Class 2A7, 3.0214% 8/25/34 (n)	1,708	1,540
Series 2004-H Class 2A1, 3.1667% 9/25/34 (n)	1,531	1,387
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (g)(n)(p)	36,116	2,636
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5415% 1/25/35 (n)	2,368	1,970
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4264% 10/12/41 (g)(n)(p)	3,688	43
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.9853% 2/25/37 (n)	461	458
Series 2007-A2 Class 2A1, 3.0618% 7/25/37 (n)	3,758	3,764
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0995% 12/10/49 (n)	1,314	1,389
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.4204% 8/25/34 (n)	1,120	1,111
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (n)	1,468	661
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7648% 7/16/34 (g)(n)	980	978
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9234% 11/25/34 (n)	233	218
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (n)	1,626	1,571
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4631% 10/18/54 (g)(n)	3,771	3,749
Class C2, 0.7731% 10/18/54 (g)(n)	1,263	1,252
Class M2, 0.5531% 10/18/54 (g)(n)	2,165	2,125
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7825% 11/20/56 (g)(n)	3,161	3,084
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.363% 12/20/54 (n)	206	134
Series 2006-1A Class C2, 1.463% 12/20/54 (g)(n)	7,110	4,575
Series 2006-2 Class C1, 0.733% 12/20/54 (n)	5,920	3,810
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-3 Class C2, 0.763% 12/20/54 (n)	$ 1,233	$ 793
Series 2006-4:
Class B1, 0.353% 12/20/54 (n)	4,556	3,759
Class C1, 0.643% 12/20/54 (n)	2,785	1,792
Class M1, 0.433% 12/20/54 (n)	1,198	904
Series 2007-1:
Class 1C1, 0.863% 12/20/54 (n)	2,417	1,555
Class 1M1, 0.563% 12/20/54 (n)	1,611	1,216
Class 2C1, 1.223% 12/20/54 (n)	1,098	707
Class 2M1, 0.763% 12/20/54 (n)	2,067	1,561
Series 2007-2 Class 2C1, 0.694% 12/17/54 (n)	2,864	1,843
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7531% 1/20/44 (n)	472	354
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.9085% 4/25/35 (n)	697	604
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.482% 5/19/35 (n)	402	269
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (n)	46	47
Class A3, 5.447% 6/12/47 (n)	2,492	2,580
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9004% 8/25/36 (n)	2,355	1,968
Series 2004-A3 Class 4A1, 4.29% 7/25/34 (n)	1,299	1,259
Series 2004-A5 Class 2A1, 2.6869% 12/25/34 (n)	1,528	1,424
Series 2006-A2 Class 5A1, 2.9739% 11/25/33 (n)	2,520	2,424
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	591	636
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4715% 5/25/47 (n)	1,109	766
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4915% 10/25/36 (n)	399	2
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4315% 2/25/37 (n)	1,961	1,410
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.436% 6/15/22 (g)(n)	273	258
Class C, 0.456% 6/15/22 (g)(n)	1,682	1,493
Class D, 0.466% 6/15/22 (g)(n)	647	553
Class E, 0.476% 6/15/22 (g)(n)	1,035	872
Class F, 0.506% 6/15/22 (g)(n)	1,683	1,393
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class G, 0.576% 6/15/22 (g)(n)	$ 387	$ 315
Class H, 0.596% 6/15/22 (g)(n)	778	620
Class J, 0.636% 6/15/22 (g)(n)	906	682
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.7866% 8/25/34 (n)	1,731	1,651
Series 2005-A2 Class A7, 2.6496% 2/25/35 (n)	1,430	1,336
Series 2006-A6 Class A4, 3.1889% 10/25/33 (n)	1,384	1,332
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (n)	5,626	5,933
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5515% 7/25/35 (n)	2,506	2,053
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5615% 3/25/37 (n)	3,232	211
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.81% 10/25/35 (n)	857	750
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.614% 7/10/35 (g)(n)	1,784	1,451
Class B6, 3.114% 7/10/35 (g)(n)	379	291
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,047	1,100
Series 2004-SL3 Class A1, 7% 8/25/16	58	56
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7115% 6/25/33 (g)(n)	450	369
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	185	184
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (n)	43	32
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3732% 4/25/33 (n)	509	493
Series 2003-20 Class 1A1, 5.5% 7/25/33	385	394
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (n)	3,593	2,557
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.38% 7/25/36 (n)	11,516	11,478
Series 2006-5 Class A1, 0.3815% 10/25/46 (n)	4,435	4,387
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.7159% 8/25/33 (n)	880	837
Series 2005-AR3 Class A2, 2.7112% 3/25/35 (n)	2,350	2,114
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.8554% 12/25/34 (n)	$ 776	$ 776
Series 2004-H Class A1, 4.5271% 6/25/34 (n)	1,421	1,396
Series 2004-W Class A9, 2.7616% 11/25/34 (n)	4,976	4,792
Series 2005-AR10 Class 2A2, 2.833% 6/25/35 (n)	629	610
Series 2005-AR12:
Class 2A5, 2.8181% 7/25/35 (n)	12,232	11,620
Class 2A6, 2.8181% 7/25/35 (n)	528	501
Series 2005-AR2 Class 2A2, 2.8076% 3/25/35 (n)	2,807	2,626
Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (n)	912	833
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $103,951)		146,718
Commercial Mortgage Securities - 2.1%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0685% 2/14/43 (n)	966	1,028
Class A3, 7.1185% 2/14/43 (n)	1,043	1,127
Class A6, 7.4385% 2/14/43 (n)	1,537	1,634
Class PS1, 1.4561% 2/14/43 (n)(p)	3,909	93
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7218% 5/10/45 (n)	1,534	1,651
Series 2006-5:
Class A2, 5.317% 9/10/47	5,020	5,141
Class A3, 5.39% 9/10/47	1,832	1,893
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,726
Series 2007-2 Class A1, 5.421% 4/10/49	244	249
Series 2007-4 Class A3, 5.8093% 2/10/51 (n)	1,310	1,382
Series 2006-6 Class E, 5.619% 10/10/45 (g)	759	218
Series 2007-3:
Class A3, 5.6579% 6/10/49 (n)	2,194	2,288
Class A4, 5.6579% 6/10/49 (n)	2,739	2,924
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,878	3,067
Series 2004-2:
Class A3, 4.05% 11/10/38	272	277
Class A4, 4.153% 11/10/38	1,666	1,719
Series 2005-1 Class A3, 4.877% 11/10/42	1,198	1,200
Series 2006-1 Class A1, 5.219% 9/10/45 (n)	348	348
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2007-1 Class A2, 5.381% 1/15/49	$ 3,673	$ 3,739
Series 2001-3 Class H, 6.562% 4/11/37 (g)	735	744
Series 2001-PB1:
Class J, 7.166% 5/11/35 (g)	329	324
Class K, 6.15% 5/11/35 (g)	611	582
Series 2005-3 Series A3B, 5.09% 7/10/43 (n)	4,082	4,238
Series 2007-1 Class B, 5.543% 1/15/49	791	635
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5758% 3/15/22 (g)(n)	564	553
Class D, 0.6258% 3/15/22 (g)(n)	572	532
Class E, 0.6658% 3/15/22 (g)(n)	472	430
Class F, 0.7358% 3/15/22 (g)(n)	676	601
Class G, 0.7958% 3/15/22 (g)(n)	438	381
Series 2006-BIX1:
Class C, 0.4458% 10/15/19 (g)(n)	844	814
Class D, 0.4758% 10/15/19 (g)(n)	1,031	964
Class E, 0.5058% 10/15/19 (g)(n)	956	870
Class F, 0.5758% 10/15/19 (g)(n)	2,868	2,524
Class G, 0.5958% 10/15/19 (g)(n)	1,350	1,134
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1115% 12/25/33 (g)(n)	84	61
Series 2004-1:
Class A, 0.6215% 4/25/34 (g)(n)	1,422	1,259
Class B, 2.1615% 4/25/34 (g)(n)	159	89
Class M1, 0.8215% 4/25/34 (g)(n)	128	98
Class M2, 1.4615% 4/25/34 (g)(n)	118	83
Series 2004-2:
Class A, 0.6915% 8/25/34 (g)(n)	1,166	1,014
Class M1, 0.8415% 8/25/34 (g)(n)	201	148
Series 2004-3:
Class A1, 0.6315% 1/25/35 (g)(n)	2,624	2,257
Class A2, 0.6815% 1/25/35 (g)(n)	376	282
Class M1, 0.7615% 1/25/35 (g)(n)	453	326
Class M2, 1.2615% 1/25/35 (g)(n)	215	145
Series 2005-2A:
Class A1, 0.5715% 8/25/35 (g)(n)	1,838	1,498
Class M1, 0.6915% 8/25/35 (g)(n)	100	67
Class M2, 0.7415% 8/25/35 (g)(n)	165	103
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class M3, 0.7615% 8/25/35 (g)(n)	$ 91	$ 55
Class M4, 0.8715% 8/25/35 (g)(n)	84	48
Series 2005-3A:
Class A1, 0.5815% 11/25/35 (g)(n)	755	616
Class A2, 0.6615% 11/25/35 (g)(n)	681	538
Class M1, 0.7015% 11/25/35 (g)(n)	89	59
Class M2, 0.7515% 11/25/35 (g)(n)	113	70
Class M3, 0.7715% 11/25/35 (g)(n)	102	59
Class M4, 0.8615% 11/25/35 (g)(n)	126	67
Series 2005-4A:
Class A2, 0.6515% 1/25/36 (g)(n)	1,740	1,357
Class B1, 1.6615% 1/25/36 (g)(n)	150	57
Class M1, 0.7115% 1/25/36 (g)(n)	561	373
Class M2, 0.7315% 1/25/36 (g)(n)	168	105
Class M3, 0.7615% 1/25/36 (g)(n)	246	140
Class M4, 0.8715% 1/25/36 (g)(n)	136	71
Class M5, 0.9115% 1/25/36 (g)(n)	136	65
Class M6, 0.9615% 1/25/36 (g)(n)	144	59
Series 2006-1:
Class A2, 0.6215% 4/25/36 (g)(n)	268	214
Class M1, 0.6415% 4/25/36 (g)(n)	96	62
Class M2, 0.6615% 4/25/36 (g)(n)	101	62
Class M3, 0.6815% 4/25/36 (g)(n)	87	50
Class M4, 0.7815% 4/25/36 (g)(n)	49	26
Class M5, 0.8215% 4/25/36 (g)(n)	48	22
Class M6, 0.9015% 4/25/36 (g)(n)	95	43
Series 2006-2A:
Class A1, 0.4915% 7/25/36 (g)(n)	4,024	3,219
Class A2, 0.5415% 7/25/36 (g)(n)	239	182
Class B1, 1.1315% 7/25/36 (g)(n)	90	32
Class B3, 2.9615% 7/25/36 (g)(n)	135	35
Class M1, 0.5715% 7/25/36 (g)(n)	251	143
Class M2, 0.5915% 7/25/36 (g)(n)	177	94
Class M3, 0.6115% 7/25/36 (g)(n)	147	71
Class M4, 0.6815% 7/25/36 (g)(n)	99	43
Class M5, 0.7315% 7/25/36 (g)(n)	122	50
Class M6, 0.8015% 7/25/36 (g)(n)	182	65
Series 2006-3A:
Class B1, 1.0615% 10/25/36 (g)(n)	161	29
Class B2, 1.6115% 10/25/36 (g)(n)	116	17
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class B3, 2.8615% 10/25/36 (g)(n)	$ 189	$ 23
Class M4, 0.6915% 10/25/36 (g)(n)	178	66
Class M5, 0.7415% 10/25/36 (g)(n)	213	70
Class M6, 0.8215% 10/25/36 (g)(n)	418	104
Series 2006-4A:
Class A1, 0.4915% 12/25/36 (g)(n)	911	734
Class A2, 0.5315% 12/25/36 (g)(n)	4,454	3,340
Class B1, 0.9615% 12/25/36 (g)(n)	142	25
Class B2, 1.5115% 12/25/36 (g)(n)	145	23
Class B3, 2.7115% 12/25/36 (g)(n)	246	29
Class M1, 0.5515% 12/25/36 (g)(n)	297	172
Class M2, 0.5715% 12/25/36 (g)(n)	198	107
Class M3, 0.6015% 12/25/36 (g)(n)	199	98
Class M4, 0.6615% 12/25/36 (g)(n)	240	106
Class M5, 0.7015% 12/25/36 (g)(n)	219	92
Class M6, 0.7815% 12/25/36 (g)(n)	198	73
Series 2007-1:
Class A2, 0.5315% 3/25/37 (g)(n)	931	661
Class B1, 0.9315% 3/25/37 (g)(n)	299	60
Class B2, 1.4115% 3/25/37 (g)(n)	215	34
Class B3, 3.6115% 3/25/37 (g)(n)	590	65
Class M1, 0.5315% 3/25/37 (g)(n)	261	125
Class M2, 0.5515% 3/25/37 (g)(n)	194	84
Class M3, 0.5815% 3/25/37 (g)(n)	174	66
Class M4, 0.6315% 3/25/37 (g)(n)	141	49
Class M5, 0.6815% 3/25/37 (g)(n)	217	67
Class M6, 0.7615% 3/25/37 (g)(n)	304	76
Series 2007-2A:
Class A1, 0.5315% 7/25/37 (g)(n)	845	625
Class A2, 0.5815% 7/25/37 (g)(n)	792	388
Class B1, 1.8615% 7/25/37 (g)(n)	245	32
Class B2, 2.5115% 7/25/37 (g)(n)	212	25
Class B3, 3.6115% 7/25/37 (g)(n)	239	21
Class M1, 0.6315% 7/25/37 (g)(n)	277	88
Class M2, 0.6715% 7/25/37 (g)(n)	152	44
Class M3, 0.7515% 7/25/37 (g)(n)	154	38
Class M4, 0.9115% 7/25/37 (g)(n)	304	55
Class M5, 1.0115% 7/25/37 (g)(n)	268	40
Class M6, 1.2615% 7/25/37 (g)(n)	341	48
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class A2, 0.5515% 7/25/37 (g)(n)	$ 959	$ 642
Class B1, 1.2115% 7/25/37 (g)(n)	213	28
Class B2, 1.8615% 7/25/37 (g)(n)	534	53
Class B3, 4.2615% 7/25/37 (g)(n)	284	23
Class M1, 0.5715% 7/25/37 (g)(n)	191	86
Class M2, 0.6015% 7/25/37 (g)(n)	204	71
Class M3, 0.6315% 7/25/37 (g)(n)	320	96
Class M4, 0.7615% 7/25/37 (g)(n)	503	141
Class M5, 0.8615% 7/25/37 (g)(n)	264	58
Class M6, 1.0615% 7/25/37 (g)(n)	200	40
Series 2007-4A:
Class B1, 2.8115% 9/25/37 (g)(n)	324	11
Class B2, 3.7115% 9/25/37 (g)(n)	1,171	29
Class M1, 1.2115% 9/25/37 (g)(n)	312	47
Class M2, 1.3115% 9/25/37 (g)(n)	312	37
Class M4, 1.8615% 9/25/37 (g)(n)	790	71
Class M5, 2.0115% 9/25/37 (g)(n)	790	55
Class M6, 2.2115% 9/25/37 (g)(n)	793	48
Series 2004-1 Class IO, 1.25% 4/25/34 (g)(p)	2,923	102
Series 2007-5A Class IO, 3.047% 10/25/37 (g)(n)(p)	6,998	831
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7058% 3/15/19 (g)(n)	884	739
Class H, 0.9158% 3/15/19 (g)(n)	595	442
Class J, 1.1158% 3/15/19 (g)(n)	447	317
Series 2007-BBA8:
Class D, 0.5158% 3/15/22 (g)(n)	653	535
Class E, 0.5658% 3/15/22 (g)(n)	3,391	2,611
Class F, 0.6158% 3/15/22 (g)(n)	2,081	1,498
Class G, 0.6658% 3/15/22 (g)(n)	534	368
Class H, 0.8158% 3/15/22 (g)(n)	653	411
Class J, 0.9658% 3/15/22 (g)(n)	653	327
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	352	358
Series 2004-PWR3 Class A3, 4.487% 2/11/41	758	770
Series 2006-T24 Class A1, 4.905% 10/12/41 (n)	634	638
Series 2007-PW15 Class AAB, 5.315% 2/11/44	3,555	3,740
Series 2007-PW16:
Class A4, 5.7174% 6/11/40 (n)	769	836
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-PW16:
Class AAB, 5.7174% 6/11/40 (n)	$ 6,290	$ 6,727
Series 2007-PW17 Class A1, 5.282% 6/11/50	597	606
Series 2007-PW18:
Class A2, 5.613% 6/11/50	430	446
Class A4, 5.7% 6/11/50	5,820	6,288
Series 2007-T26 Class A1, 5.145% 1/12/45 (n)	227	232
Series 2003-PWR2 Class X2, 0.5297% 5/11/39 (g)(n)(p)	9,273	29
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,638	4,859
Series 2006-PW14 Class X2, 0.6525% 12/11/38 (g)(n)(p)	14,978	269
Series 2006-T22 Class A4, 5.514% 4/12/38 (n)	164	179
Series 2007-PW16:
Class B, 5.7174% 6/11/40 (g)(n)	210	140
Class C, 5.7174% 6/11/40 (g)(n)	175	98
Class D, 5.7174% 6/11/40 (g)(n)	175	91
Series 2007-PW18 Class X2, 0.3155% 6/11/50 (g)(n)(p)	114,580	1,381
Series 2007-T28:
Class A1, 5.422% 9/11/42	126	129
Class X2, 0.1785% 9/11/42 (g)(n)(p)	56,451	425
C-BASS Trust floater Series 2006-SC1 Class A, 0.5315% 5/25/36 (g)(n)	941	701
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	1,544	1,640
Class XCL, 2.1173% 5/15/35 (g)(n)(p)	13,998	308
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.574% 8/15/21 (g)(n)	469	457
Class G, 0.594% 8/15/21 (g)(n)	586	548
Class H, 0.634% 8/15/21 (g)(n)	468	421
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,115	9,837
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (g)	1,987	1,798
Series 2007-C6:
Class A1, 5.622% 12/10/49 (n)	1,656	1,658
Class A2, 5.6981% 12/10/49 (n)	1,600	1,661
Class A4, 5.6981% 12/10/49 (n)	4,371	4,737
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	$ 1,028	$ 1,039
Class A4, 5.322% 12/11/49	5,943	6,264
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,279	1,317
Class C, 5.476% 12/11/49	2,474	866
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8155% 5/15/46 (n)	1,314	1,408
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	2,168
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4958% 4/15/17 (g)(n)	3,553	3,304
Class C, 0.5358% 4/15/17 (g)(n)	1,057	972
Class D, 0.5758% 4/15/17 (g)(n)	1,043	949
Class E, 0.6358% 4/15/17 (g)(n)	332	295
Class F, 0.6758% 4/15/17 (g)(n)	188	162
Class G, 0.8158% 4/15/17 (g)(n)	188	154
Class H, 0.8858% 4/15/17 (g)(n)	188	145
Class J, 1.1158% 4/15/17 (g)(n)	144	101
Series 2005-FL11:
Class C, 0.5658% 11/15/17 (g)(n)	1,003	953
Class D, 0.6058% 11/15/17 (g)(n)	52	49
Class E, 0.6558% 11/15/17 (g)(n)	185	170
Class F, 0.7158% 11/15/17 (g)(n)	204	186
Class G, 0.7658% 11/15/17 (g)(n)	141	127
Series 2006-CN2A:
Class A2FL, 0.483% 2/5/19 (g)(n)	1,940	1,905
Class AJFL, 0.523% 2/5/19 (n)	890	865
Series 2006-FL12 Class AJ, 0.3958% 12/15/20 (g)(n)	1,872	1,732
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (n)	13	13
Series 2006-C8 Class A3, 5.31% 12/10/46	3,744	3,890
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (g)	2,291	2,291
Class AJFX, 5.478% 2/5/19 (g)	4,140	4,133
Series 2007-C9 Class A4, 5.8148% 12/10/49 (n)	2,907	3,176
Series 2004-LBN2 Class X2, 0.8571% 3/10/39 (g)(n)(p)	3,238	0*
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-C8:
Class B, 5.44% 12/10/46	$ 2,276	$ 1,503
Class XP, 0.4911% 12/10/46 (n)(p)	19,936	242
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,596	1,707
Series 2007-C2:
Class A2, 5.448% 1/15/49 (n)	9,291	9,448
Class A3, 5.542% 1/15/49 (n)	2,628	2,760
Series 2007-C3 Class A4, 5.7203% 6/15/39 (n)	790	841
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,479	7,829
Series 2006-C5 Class ASP, 0.6744% 12/15/39 (n)(p)	12,136	219
Series 2007-C5 Class A4, 5.695% 9/15/40 (n)	1,189	1,252
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6158% 4/15/22 (g)(n)	4,688	3,657
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,314	1,346
Series 2002-CP5 Class A1, 4.106% 12/15/35	118	120
Series 2004-C1:
Class A3, 4.321% 1/15/37	221	224
Class A4, 4.75% 1/15/37	612	644
Series 2001-CK6 Class AX, 0.8911% 8/15/36 (n)(p)	3,267	13
Series 2001-CKN5 Class AX, 1.9441% 9/15/34 (g)(n)(p)	9,240	36
Series 2006-C1 Class A3, 5.5457% 2/15/39 (n)	6,938	7,339
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4158% 2/15/22 (g)(n)	497	447
Class C:
0.4358% 2/15/22 (g)(n)	2,047	1,801
0.5358% 2/15/22 (g)(n)	731	614
Class F, 0.5858% 2/15/22 (g)(n)	1,462	1,199
Series 2007-C1:
Class ASP, 0.4157% 2/15/40 (n)(p)	24,600	240
Class B, 5.487% 2/15/40 (g)(n)	2,009	301
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	468	468
Class G, 6.936% 3/15/33 (g)	865	868
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 8,890	$ 9,369
Series 2001-1 Class X1, 0.9778% 5/15/33 (g)(n)(p)	4,794	51
Series 2007-C1 Class XP, 0.2003% 12/10/49 (n)(p)	29,715	158
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.6179% 12/10/41 (n)(p)	1,552	7
Series 2005-C1 Class X2, 0.5542% 5/10/43 (n)(p)	5,003	38
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.453% 11/5/21 (g)(n)	494	467
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,628	2,754
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,820	4,081
Series 2005-GG3 Class XP, 0.6927% 8/10/42 (g)(n)(p)	21,994	145
Series 2006-GG7 Class A3, 5.8829% 7/10/38 (n)	3,464	3,655
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (g)(p)	30,260	269
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.503% 6/6/20 (g)(n)	66	63
Class D, 0.543% 6/6/20 (g)(n)	313	288
Class E, 0.633% 6/6/20 (g)(n)	363	327
Class F, 0.703% 6/6/20 (g)(n)	916	806
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (g)(n)	1,650	1,610
Class D, 2.3636% 3/6/20 (g)(n)	3,090	3,007
Class F, 2.8433% 3/6/20 (g)(n)	136	132
Class G, 3.0177% 3/6/20 (g)(n)	67	64
Class H, 3.5846% 3/6/20 (g)(n)	62	59
Class J, 4.4568% 3/6/20 (g)(n)	85	80
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	407	412
Series 2005-GG4 Class XP, 0.7101% 7/10/39 (g)(n)(p)	23,935	213
Series 2006-GG6 Class A2, 5.506% 4/10/38	4,842	4,849
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,971	1,997
Series 2007-GG10:
Class A1, 5.69% 8/10/45	80	81
Class A2, 5.778% 8/10/45	626	642
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-CB8 Class X2, 1.1472% 1/12/39 (g)(n)(p)	$ 2,939	$ 1
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4358% 11/15/18 (g)(n)	855	804
Class C, 0.4758% 11/15/18 (g)(n)	607	571
Class D, 0.4958% 11/15/18 (g)(n)	270	254
Class E, 0.5458% 11/15/18 (g)(n)	388	341
Class F, 0.5958% 11/15/18 (g)(n)	582	501
Class G, 0.6258% 11/15/18 (g)(n)	504	424
Class H, 0.7658% 11/15/18 (g)(n)	388	314
sequential payer:
Series 2006-CB14 Class A3B, 5.4864% 12/12/44 (n)	3,908	4,084
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	900
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (n)	624	646
Class A3, 5.336% 5/15/47	548	582
Series 2007-CB19 Class A4, 5.7447% 2/12/49 (n)	4,608	4,963
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (n)	3,689	3,817
Series 2007-LDP10 Class A1, 5.122% 1/15/49	21	21
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,976	3,044
Class A3, 5.412% 1/15/49	3,616	3,843
Series 2005-CB13 Class E, 5.3502% 1/12/43 (g)(n)	665	69
Series 2005-LDP3 Class A3, 4.959% 8/15/42	9,590	9,981
Series 2006-CB17 Class A3, 5.45% 12/12/43	374	387
Series 2007-CB19:
Class B, 5.7447% 2/12/49 (n)	112	66
Class C, 5.7447% 2/12/49 (n)	294	150
Class D, 5.7447% 2/12/49 (n)	309	144
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (n)	251	161
Class CS, 5.466% 1/15/49 (n)	108	58
Class ES, 5.5411% 1/15/49 (g)(n)	679	172
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (g)	445	445
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.948% 7/15/44 (n)	1,054	1,137
Series 1998-C1 Class D, 6.98% 2/18/30	393	394
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	$ 12	$ 12
Series 2006-C1 Class A2, 5.084% 2/15/31	333	333
Series 2006-C6:
Class A1, 5.23% 9/15/39	113	113
Class A2, 5.262% 9/15/39 (n)	2,293	2,316
Series 2006-C7:
Class A1, 5.279% 11/15/38	55	56
Class A2, 5.3% 11/15/38	1,445	1,469
Class A3, 5.347% 11/15/38	979	1,049
Series 2007-C1:
Class A1, 5.391% 2/15/40 (n)	130	131
Class A4, 5.424% 2/15/40	4,069	4,366
Series 2007-C2 Class A3, 5.43% 2/15/40	2,923	3,119
Series 2001-C3 Class B, 6.512% 6/15/36	2,540	2,578
Series 2001-C7 Class D, 6.514% 11/15/33	1,445	1,479
Series 2004-C2 Class XCP, 1.0355% 3/15/36 (g)(n)(p)	22,197	8
Series 2005-C3 Class XCP, 0.7544% 7/15/40 (n)(p)	4,067	33
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (n)(p)	6,055	100
Series 2007-C1 Class XCP, 0.4772% 2/15/40 (n)(p)	2,256	28
Series 2007-C6 Class A4, 5.858% 7/15/40 (n)	1,642	1,773
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,397	1,508
Class XCP, 0.2848% 9/15/45 (n)(p)	100,836	992
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4958% 9/15/21 (g)(n)	421	379
Class E, 0.5558% 9/15/21 (g)(n)	1,518	1,336
Class F, 0.6058% 9/15/21 (g)(n)	1,255	1,066
Class G, 0.6258% 9/15/21 (g)(n)	2,478	2,008
Class H, 0.6658% 9/15/21 (g)(n)	639	499
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,332	2,391
Merrill Lynch Mortgage Trust:
sequential payer Series 2004-MKB1 Class A2, 4.353% 2/12/42	70	70
Series 2005-CKI1 Class A3, 5.2412% 11/12/37 (n)	2,158	2,199
Series 2005-LC1 Class F, 5.3853% 1/12/44 (g)(n)	1,143	583
Series 2006-C1 Class A2, 5.6109% 5/12/39 (n)	1,554	1,601
Series 2007-C1 Class A4, 5.8261% 6/12/50 (n)	4,974	5,400
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	3,004
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3813% 12/12/49 (n)	$ 598	$ 584
sequential payer:
Series 2006-1 CLass A3, 5.4839% 2/12/39 (n)	1,398	1,453
Series 2006-4 Class ASB, 5.133% 12/12/49 (n)	1,129	1,200
Series 2007-5:
Class A3, 5.364% 8/12/48	512	527
Class A4, 5.378% 8/12/48	53	56
Class B, 5.479% 2/12/17	3,942	1,732
Series 2007-6:
Class A1, 5.175% 3/12/51	44	45
Class A4, 5.485% 3/12/51 (n)	10,897	11,443
Series 2007-7 Class A4, 5.7439% 6/12/50 (n)	4,599	4,892
Series 2007-8 Class A1, 4.622% 8/12/49	258	260
Series 2006-4 Class XP, 0.6112% 12/12/49 (n)(p)	25,789	496
Series 2007-6 Class B, 5.635% 3/12/51 (n)	1,314	644
Series 2007-7 Class B, 5.75% 6/12/50	114	26
Series 2007-8 Class A3, 5.9645% 8/12/49 (n)	1,133	1,227
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.466% 7/15/19 (g)(n)	393	204
Series 2007-XCLA Class A1, 0.466% 7/17/17 (g)(n)	2,138	1,924
Series 2007-XLFA:
Class C, 0.426% 10/15/20 (g)(n)	754	633
Class D, 0.456% 10/15/20 (g)(n)	732	549
Class E, 0.516% 10/15/20 (g)(n)	916	595
Class F, 0.566% 10/15/20 (g)(n)	550	275
Class G, 0.606% 10/15/20 (g)(n)	680	272
Class H, 0.696% 10/15/20 (g)(n)	428	43
Class J, 0.846% 10/15/20 (g)(n)	488	24
Class MHRO, 0.956% 10/15/20 (g)(n)	532	170
Class MJPM, 1.266% 10/15/20 (g)(n)	30	23
Class MSTR, 0.966% 10/15/20 (g)(n)	308	99
Class NHRO, 1.156% 10/15/20 (g)(n)	805	177
Class NSTR, 1.116% 10/15/20 (g)(n)	284	62
sequential payer:
Series 2003-IQ5 Class X2, 0.9108% 4/15/38 (g)(n)(p)	3,617	17
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,951	2,002
Series 2006-T23 Class A1, 5.682% 8/12/41	176	176
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	$ 118	$ 119
Class A31, 5.439% 2/12/44 (n)	666	692
Series 2007-IQ13 Class A1, 5.05% 3/15/44	248	251
Series 2007-IQ14 Class A1, 5.38% 4/15/49	483	492
Series 2007-T25 Class A1, 5.391% 11/12/49	232	236
Series 2003-IQ6 Class X2, 0.5897% 12/15/41 (g)(n)(p)	7,776	39
Series 2005-IQ9 Class X2, 1.0924% 7/15/56 (g)(n)(p)	13,898	134
Series 2006-HQ10 Class X2, 0.4925% 11/12/41 (g)(n)(p)	9,533	88
Series 2006-HQ8 Class A3, 5.442% 3/12/44 (n)	2,038	2,062
Series 2006-IQ11:
Class A3, 5.6957% 10/15/42 (n)	2,068	2,148
Class A4, 5.7317% 10/15/42 (n)	394	431
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,314	854
Series 2006-T23 Class A3, 5.803% 8/12/41 (n)	671	716
Series 2007-HQ11 Class B, 5.538% 2/20/44 (n)	2,383	1,787
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (n)	1,971	2,088
Class AAB, 5.654% 4/15/49	3,520	3,726
Class B, 5.7308% 4/15/49 (n)	323	178
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	120	123
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (g)	817	824
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4658% 1/15/18 (g)(n)	1,401	1,345
Series 2006-WL7A:
Class E, 0.544% 9/15/21 (g)(n)	1,791	1,393
Class F, 0.604% 8/11/18 (g)(n)	2,061	1,382
Class G, 0.624% 8/11/18 (g)(n)	1,953	1,198
Class J, 0.864% 8/11/18 (g)(n)	434	202
Series 2007-WHL8:
Class AP1, 0.9658% 6/15/20 (g)(n)	142	99
Class AP2, 1.0658% 6/15/20 (g)(n)	237	154
Class F, 0.7458% 6/15/20 (g)(n)	4,581	2,978
Class LXR1, 0.9658% 6/15/20 (g)(n)	162	136
Class LXR2, 1.0658% 6/15/20 (g)(n)	3,121	2,466
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	$ 1,939	$ 1,952
Series 2003-C8 Class A3, 4.445% 11/15/35	5,722	5,800
Series 2006-C27 Class A2, 5.624% 7/15/45	1,069	1,079
Series 2006-C29:
Class A1, 5.11% 11/15/48	410	413
Class A3, 5.313% 11/15/48	3,490	3,649
Series 2007-C30:
Class A1, 5.031% 12/15/43	6	6
Class A3, 5.246% 12/15/43	1,128	1,160
Class A4, 5.305% 12/15/43	386	394
Class A5, 5.342% 12/15/43	1,406	1,467
Series 2007-C31:
Class A1, 5.14% 4/15/47	10	10
Class A4, 5.509% 4/15/47	2,970	3,127
Series 2007-C32:
Class A2, 5.7406% 6/15/49 (n)	4,582	4,776
Class A3, 5.7456% 6/15/49 (n)	2,231	2,378
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(n)	624	617
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (g)(n)	1,010	970
Class 180B, 5.5782% 10/15/41 (g)(n)	460	432
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,214
Series 2005-C22:
Class B, 5.3619% 12/15/44 (n)	2,914	2,606
Class F, 5.3619% 12/15/44 (g)(n)	2,191	1,240
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)	7,210	7,694
Series 2006-C29 Class E, 5.516% 11/15/48 (n)	1,314	709
Series 2007-C30:
Class C, 5.483% 12/15/43 (n)	3,942	2,040
Class D, 5.513% 12/15/43 (n)	2,102	855
Class XP, 0.4403% 12/15/43 (g)(n)(p)	14,593	177
Series 2007-C31 Class C, 5.6933% 4/15/47 (n)	361	186
Series 2007-C31A Class A2, 5.421% 4/15/47	11,812	12,218
Series 2007-C32:
Class D, 5.7456% 6/15/49 (n)	987	531
Class E, 5.7456% 6/15/49 (n)	1,556	657
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.8994% 2/15/51 (n)	$ 870	$ 938
Series 2007-C33 Class B, 5.8994% 2/15/51 (n)	2,209	1,629
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $353,718)		453,879
Municipal Securities - 0.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 1/1/35 (n)	2,300	2,245
California Gen. Oblig.:
6.2% 3/1/19	5,344	5,652
7.5% 4/1/34	4,700	5,030
7.55% 4/1/39	2,295	2,477
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	5,980	5,961
5.665% 3/1/18	4,260	4,269
5.877% 3/1/19	3,800	3,810
TOTAL MUNICIPAL SECURITIES (Cost $28,809)		29,444
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $2,539)	2,462	2,590
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $183)	196	208
Bank Notes - 0.0%

National City Bank, Cleveland 0.3959% 3/1/13 (n)	1,173	1,166
Wachovia Bank NA 6% 11/15/17	3,319	3,719
TOTAL BANK NOTES (Cost $4,737)		4,885
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (n)	$ 1,236	$ 1,116
MUFG Capital Finance 1 Ltd. 6.346% (n)	3,544	3,650
TOTAL PREFERRED SECURITIES (Cost $3,322)		4,766
Fixed-Income Funds - 11.2%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (o)	3,538,209	383,577
Fidelity High Income Central Fund 2 (o)	4,860,303	548,096
Fidelity Mortgage Backed Securities Central Fund (o)	14,624,741	1,531,210
TOTAL FIXED-INCOME FUNDS (Cost $2,318,957)		2,462,883
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.19% (b)	696,356,033	696,356
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	58,948,454	58,948
TOTAL MONEY MARKET FUNDS (Cost $755,304)		755,304
Cash Equivalents - 0.9%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.18%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) #	$ 2,903	2,903
0.2%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (c)	202,251	202,250
TOTAL CASH EQUIVALENTS (Cost $205,153)		205,153
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $19,547,961)		22,772,738
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(874,478)
NET ASSETS - 100%		$ 21,898,260
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,046 CME E-mini S&P 500 Index Contracts	March 2011	$ 69,355	$ 4,715

The face value of futures purchased as a percentage of net assets is 0.3%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $3,215,000) (m)

	Sept. 2037	$ 11,237	$ (10,504)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $2,992,000) (m)	Sept. 2037	9,151	(8,554)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $407,000) (m)	Sept. 2037	1,211	(1,132)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $2,992,000) (m)	Sept. 2037	9,151	(8,554)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - Continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $2,882,000) (m)

	Sept. 2037	$ 8,815	$ (8,240)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $2,559,000) (m)	Sept. 2037	7,738	(7,233)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (l)	Dec. 2034	613	(598)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (l)	Oct. 2034	306	(304)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (l)	June 2035	68	(64)
		$ 48,290	$ (45,183)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $440,987,000 or 2.0% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,200,000.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $49,737,000.

(l) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(m) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(n) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,493,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AVEO Pharmaceuticals, Inc.	10/28/10	$ 1,043
Legend Pictures Holdings LLC unit	9/23/10	$ 6,428
* Amounts represent less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,903,000 due 3/01/11 at 0.18%
BNP Paribas Securities Corp.	$ 1,367
Barclays Capital, Inc.	1,003
Merrill Lynch, Pierce, Fenner & Smith, Inc.	533
$ 2,903
$202,250,000 due 3/01/11 at 0.20%
Barclays Capital, Inc.	$ 202,250
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 886
Fidelity Corporate Bond 1-10 Year Central Fund	12,172
Fidelity High Income Central Fund 2	15,535
Fidelity Mortgage Backed Securities Central Fund	18,779
Fidelity Securities Lending Cash Central Fund	275
Total	$ 47,647
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Funds (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 647,022	$ -	$ 258,983*	$ 383,577	58.3%
Fidelity High Income Central Fund 2	434,289	115,481	31,017	548,096	83.0%
Fidelity Mortgage Backed Securities Central Fund	1,083,888	461,087	-	1,531,210	15.4%
Total	$ 2,165,199	$ 576,568	$ 290,000	$ 2,462,883
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,419,483	$ 1,413,055	$ -	$ 6,428
Consumer Staples	1,298,254	1,264,551	33,703	-
Energy	1,718,947	1,696,846	22,101	-
Financials	2,173,477	2,033,669	139,808	-
Health Care	1,326,326	1,290,666	35,660	-
Industrials	1,511,049	1,480,018	31,031	-
Information Technology	2,520,696	2,480,517	40,179	-
Materials	434,675	432,846	1,829	-
Telecommunication Services	410,017	391,998	18,019	-
Utilities	426,311	426,311	-	-
Corporate Bonds	1,544,720	-	1,544,720	-
U.S. Government and Government Agency Obligations	2,663,332	-	2,663,332	-
U.S. Government Agency - Mortgage Securities	1,140,671	-	1,140,671	-
Asset-Backed Securities	118,950	-	105,395	13,555
Collateralized Mortgage Obligations	146,718	-	143,714	3,004
Commercial Mortgage Securities	453,879	-	409,098	44,781
Municipal Securities	29,444	-	29,444	-
Foreign Government and Government Agency Obligations	2,590	-	2,590	-
Supranational Obligations	208	-	208	-
Bank Notes	4,885	-	4,885	-
Preferred Securities	4,766	-	4,766	-
Fixed-Income Funds	2,462,883	2,462,883	-	-
Money Market Funds	755,304	755,304	-	-
Cash Equivalents	205,153	-	205,153	-
Total Investments in Securities:	$ 22,772,738	$ 16,128,664	$ 6,576,306	$ 67,768
Derivative Instruments:
Assets
Futures Contracts	$ 4,715	$ 4,715	$ -	$ -
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Liabilities
Swap Agreements	$ (45,183)	$ -	$ (44,217)	$ (966)
Total Derivative Instruments:	$ (40,468)	$ 4,715	$ (44,217)	$ (966)
Other Financial Instruments:
Forward Commitments	$ (1,581)	$ -	$ (1,581)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 96,111
Total Realized Gain (Loss)	2,711
Total Unrealized Gain (Loss)	7,762
Cost of Purchases	10,641
Proceeds of Sales	(5,620)
Amortization/Accretion	541
Transfers in to Level 3	6,297
Transfers out of Level 3	(50,675)
Ending Balance	$ 67,768
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 8,519
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (2,278)
Total Unrealized Gain (Loss)	1,312
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (966)
Realized gain (loss) on Swap Agreements for the period	$ (1,359)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2011	$ 833

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (45,183)
Equity Risk
Futures Contracts (b)	4,715	-
Total Value of Derivatives	$ 4,715	$ (45,183)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	25.7%
AAA,AA,A	5.8%
BBB	4.8%
BB	1.7%
B	1.6%
CCC,CC,C	0.2%
Not Rated	0.0%*
Equities	60.8%
Short-Term Investments and Net Other Assets	(0.6)%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.3%
United Kingdom	2.8%
Canada	1.2%
Switzerland	1.0%
Others (Individually Less Than 1%)	6.7%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $2,806,902,000 of which $1,905,192,000 and $901,710,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $256,129 and repurchase agreements of $205,153) - See accompanying schedule: Unaffiliated issuers (cost $16,473,700)	$ 19,554,551
Fidelity Central Funds (cost $3,074,261)	3,218,187
Total Investments (cost $19,547,961)		$ 22,772,738
Commitment to sell securities on a delayed delivery basis	(412,133)
Receivable for securities sold on a delayed delivery basis	410,552	(1,581)
Foreign currency held at value (cost $1,173)		1,173
Receivable for investments sold Regular delivery		452,423
Delayed delivery		2,511
Receivable for swap agreements		9
Receivable for fund shares sold		16,398
Dividends receivable		19,062
Interest receivable		37,938
Distributions receivable from Fidelity Central Funds		1,516
Receivable for daily variation on futures contracts		382
Prepaid expenses		42
Other receivables		1,261
Total assets		23,303,872

Liabilities
Payable to custodian bank	$ 112
Payable for investments purchased Regular delivery	537,215
Delayed delivery	485,616
Payable for swap agreements	988
Payable for fund shares redeemed	62,108
Unrealized depreciation on swap agreements	45,183
Accrued management fee	7,399
Other affiliated payables	2,968
Other payables and accrued expenses	2,825
Collateral on securities loaned, at value	261,198
Total liabilities		1,405,612

Net Assets		$ 21,898,260
Net Assets consist of:
Paid in capital		$ 20,820,460
Undistributed net investment income		71,288
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,178,996)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,185,508
Net Assets		$ 21,898,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2011 (Unaudited)

Balanced: Net Asset Value, offering price and redemption price per share ($17,703,652 ÷ 934,020 shares)	$ 18.95

Class K: Net Asset Value, offering price and redemption price per share ($4,194,608 ÷ 221,288 shares)	$ 18.96

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)

Investment Income
Dividends		$ 96,781
Interest		104,478
Income from Fidelity Central Funds		47,647
Total income		248,906

Expenses
Management fee	$ 42,695
Transfer agent fees	16,873
Accounting and security lending fees	1,019
Custodian fees and expenses	328
Independent trustees' compensation	59
Registration fees	121
Audit	89
Legal	66
Miscellaneous	108
Total expenses before reductions	61,358
Expense reductions	(848)	60,510
Net investment income (loss)		188,396
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	917,239
Fidelity Central Funds	20,664
Foreign currency transactions	(1,573)
Futures contracts	17,576
Swap agreements	(6,750)
Total net realized gain (loss)		947,156
Change in net unrealized appreciation (depreciation) on: Investment securities	2,242,222
Assets and liabilities in foreign currencies	155
Futures contracts	6,230
Swap agreements	5,821
Delayed delivery commitments	(1,484)
Total change in net unrealized appreciation (depreciation)		2,252,944
Net gain (loss)		3,200,100
Net increase (decrease) in net assets resulting from operations		$ 3,388,496

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 188,396	$ 442,485
Net realized gain (loss)	947,156	1,025,577
Change in net unrealized appreciation (depreciation)	2,252,944	81,659
Net increase (decrease) in net assets resulting from operations	3,388,496	1,549,721
Distributions to shareholders from net investment income	(224,266)	(443,230)
Distributions to shareholders from net realized gain	(9,407)	(12,403)
Total distributions	(233,673)	(455,633)
Share transactions - net increase (decrease)	(712,501)	(876,720)
Total increase (decrease) in net assets	2,442,322	217,368

Net Assets
Beginning of period	19,455,938	19,238,570
End of period (including undistributed net investment income of $71,288 and undistributed net investment income of $107,158, respectively)	$ 21,898,260	$ 19,455,938

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Balanced

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 I	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.27	$ 15.40	$ 17.71	$ 20.66	$ 19.56	$ 19.16	$ 18.73
Income from Investment Operations
Net investment income (loss) D	.16	.36	.38	.42	.44	.04	.36
Net realized and unrealized gain (loss)	2.72	.88	(2.29)	(1.76)	2.13	.36	1.01
Total from investment operations	2.88	1.24	(1.91)	(1.34)	2.57	.40	1.37
Distributions from net investment income	(.19)	(.36)	(.37)	(.43)	(.43)	-	(.31)
Distributions from net realized gain	(.01)	(.01)	(.03)	(1.18)	(1.04)	-	(.63)
Total distributions	(.20)	(.37)	(.40)	(1.61)	(1.47)	-	(.94)
Net asset value, end of period	$ 18.95	$ 16.27	$ 15.40	$ 17.71	$ 20.66	$ 19.56	$ 19.16
Total Return B, C	17.78%	8.06%	(10.48)%	(7.28)%	13.96%	2.09%	7.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.61% A	.62%	.68%	.61%	.61%	.64% A	.64%
Expenses net of fee waivers, if any	.61% A	.62%	.68%	.61%	.61%	.64% A	.64%
Expenses net of all reductions	.60% A	.61%	.68%	.61%	.60%	.63% A	.63%
Net investment income (loss)	1.78% A	2.18%	2.78%	2.22%	2.20%	2.35% A	1.90%
Supplemental Data
Net assets, end of period (in millions)	$ 17,704	$ 16,764	$ 17,225	$ 25,363	$ 26,191	$ 20,350	$ 19,800
Portfolio turnover rate F	189% A, J	122%	198% J	73% J	89% J	65% A	61%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the period ended July 31. I For the one month period ended August 31. The fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class K

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.27	$ 15.40	$ 17.72	$ 19.12
Income from Investment Operations
Net investment income (loss) D	.17	.38	.40	.12
Net realized and unrealized gain (loss)	2.73	.88	(2.29)	(1.41)
Total from investment operations	2.90	1.26	(1.89)	(1.29)
Distributions from net investment income	(.20)	(.38)	(.40)	(.11)
Distributions from net realized gain	(.01)	(.01)	(.03)	-
Total distributions	(.21)	(.39)	(.43)	(.11)
Net asset value, end of period	$ 18.96	$ 16.27	$ 15.40	$ 17.72
Total Return B, C	17.92%	8.23%	(10.33)%	(6.74)%
Ratios to Average Net Assets E, H
Expenses before reductions	.48% A	.48%	.50%	.48% A
Expenses net of fee waivers, if any	.48% A	.48%	.50%	.48% A
Expenses net of all reductions	.47% A	.47%	.50%	.48% A
Net investment income (loss)	1.91% A	2.32%	2.96%	2.45% A
Supplemental Data
Net assets, end of period (in millions)	$ 4,195	$ 2,692	$ 2,014	$ 17
Portfolio turnover rate F	189% A, I	122%	198% I	73% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreement Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,258,791
Gross unrealized depreciation	(212,628)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,046,163
Tax cost	$ 19,726,575

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (6,083)	$ 1,324
Equity Risk
Futures Contracts	17,576	6,230
Interest Rate Risk
Swap Agreements	(667)	4,497
Totals (a)(b)(c)	$ 10,826	$ 12,051

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $17,576 for futures contracts and $(6,750) for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $6,230 for futures contracts and $5,821 for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Futures Contracts - continued

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

Semiannual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $48,290 representing 0.22% of net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $8,406,398 and $9,178,209, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Balanced	$ 15,936.18
Class K	937.05
	$ 16,873

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $373 for the period.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Exchange In-Kind. During the period, the Fund redeemed in-kind 2,389 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invests, valued at $258,983 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $19,923 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $37 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $867. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $113. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $275(including $2 from securities loaned to FCM).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $848 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010
From net investment income
Balanced	$ 183,982	$ 388,939
Class K	40,284	54,291
Total	$ 224,266	$ 443,230
From net realized gain
Balanced	$ 7,916	$ 11,043
Class K	1,491	1,360
Total	$ 9,407	$ 12,403

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Balanced
Shares sold	64,956	132,638	$ 1,168,313	$ 2,182,039
Reinvestment of distributions	10,496	23,996	185,997	389,758
Shares redeemed	(171,844)	(244,641)	(3,044,274)	(4,025,346)
Net increase (decrease)	(96,392)	(88,007)	$ (1,689,964)	$ (1,453,549)
Class K
Shares sold	71,448	63,190	$ 1,258,825	$ 1,045,364
Reinvestment of distributions	2,354	3,419	41,775	55,651
Shares redeemed	(17,987)	(31,877)	(323,137)	(524,186)
Net increase (decrease)	55,815	34,732	$ 977,463	$ 576,829

Semiannual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

BAL-K-USAN-0411
1.863053.102

Fidelity®

Puritan®

Fund

Semiannual Report

February 28, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Puritan	.60%
Actual		$ 1,000.00	$ 1,196.50	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,021.82	$ 3.01
Class K	.48%
Actual		$ 1,000.00	$ 1,198.00	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.41	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.7	2.4
Exxon Mobil Corp.	2.1	1.4
General Electric Co.	1.6	1.6
Citigroup, Inc.	1.6	1.2
JPMorgan Chase & Co.	1.5	1.4
	9.5
Top Five Bond Issuers as of February 28, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.5	11.9
Fannie Mae	7.3	7.4
Ginnie Mae	1.7	1.4
Freddie Mac	1.5	1.2
Citigroup, Inc.	0.4	0.5
	19.4
Top Five Market Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	12.9	14.1
Information Technology	12.8	13.1
Energy	10.9	8.2
Industrials	9.3	8.2
Consumer Discretionary	9.3	8.8
Asset Allocation (% of fund's net assets)
As of February 28, 2011*		As of August 31, 2010**
	Stocks 62.1%		Stocks 57.7%
	Bonds 34.6%		Bonds 39.8%
	Convertible Securities 0.5%		Convertible Securities 0.5%
	Other Investments 1.0%		Other Investments 1.4%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	13.3%	** Foreign investments	7.5%

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments February 28, 2011

Showing Percentage of Net Assets

Common Stocks - 61.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.6%
Auto Components - 0.1%
Delphi Corp. Class B (a)	315	$ 6,584
TRW Automotive Holdings Corp. (a)	145,100	8,242
		14,826
Automobiles - 0.5%
Bayerische Motoren Werke AG (BMW)	729,291	59,157
General Motors Co.	1,424,200	47,753
		106,910
Hotels, Restaurants & Leisure - 0.8%
Country Style Cooking Restaurant Chain Co. Ltd. ADR (f)	16,300	347
Las Vegas Sands Corp. (a)	522,700	24,379
McDonald's Corp.	403,700	30,552
Starbucks Corp.	449,700	14,831
Starwood Hotels & Resorts Worldwide, Inc.	710,700	43,424
Vail Resorts, Inc. (a)	812,527	39,651
		153,184
Household Durables - 0.3%
Lennar Corp. Class A	1,800,200	36,292
Stanley Black & Decker, Inc.	428,020	32,457
		68,749
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	265,500	46,008
E-Commerce China Dangdang, Inc. ADR (f)	847,000	21,556
		67,564
Media - 2.6%
Comcast Corp. Class A (special) (non-vtg.)	5,342,700	129,934
Discovery Communications, Inc. (a)	620,000	26,728
Gestevision Telecinco SA	3,529,920	44,300
HMH Holdings, Inc. (a)(p)	155,914	819
Legend Pictures Holdings LLC unit (a)(p)	46,667	35,000
RDA Holding Co. warrants 2/19/14 (a)(p)	30,365	0*
The Walt Disney Co.	3,282,790	143,589
Time Warner, Inc.	1,532,300	58,534
Vertis Holdings, Inc. (a)	30,518	0
Vertis Holdings, Inc. (a)	1,934	22
Virgin Media, Inc.	3,160,400	86,089
		525,015
Multiline Retail - 0.2%
PPR SA	287,500	43,643
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.7%
China ZhengTong Auto Services Holdings Ltd.	3,194,000	$ 2,932
Guess?, Inc.	598,000	27,083
Home Depot, Inc.	2,586,300	96,909
Lumber Liquidators Holdings, Inc. (a)	350,000	8,148
		135,072
Textiles, Apparel & Luxury Goods - 1.1%
Phillips-Van Heusen Corp.	919,700	55,191
Polo Ralph Lauren Corp. Class A	1,293,000	163,836
Vera Bradley, Inc.	19,700	677
		219,704
TOTAL CONSUMER DISCRETIONARY		1,334,667
CONSUMER STAPLES - 5.7%
Beverages - 2.0%
Anheuser-Busch InBev SA NV	1,021,245	57,036
Carlsberg AS Series B	179,200	19,073
Dr Pepper Snapple Group, Inc.	1,126,975	40,639
The Coca-Cola Co.	4,436,900	283,607
		400,355
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	1,173,800	87,789
Droga Raia SA	864,006	12,307
Drogasil SA	5,059,200	38,618
Walgreen Co.	2,023,000	87,677
		226,391
Food Products - 0.6%
Archer Daniels Midland Co.	1,804,500	67,091
Green Mountain Coffee Roasters, Inc. (a)	964,500	39,332
Mead Johnson Nutrition Co. Class A	99,000	5,925
		112,348
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	775,200	73,187
Inter Parfums, Inc.	950,000	17,167
L'Oreal SA	132,500	15,403
Prestige Brands Holdings, Inc. (a)	2,182,251	24,048
		129,805
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.4%
Lorillard, Inc.	155,500	$ 11,938
Philip Morris International, Inc.	4,165,340	261,500
		273,438
TOTAL CONSUMER STAPLES		1,142,337
ENERGY - 9.4%
Energy Equipment & Services - 2.8%
Aker Drilling ASA (a)	5,396,000	20,045
Baker Hughes, Inc.	789,300	56,080
Halliburton Co.	581,700	27,305
National Oilwell Varco, Inc.	842,500	67,038
Noble Corp.	1,972,400	88,186
Oceaneering International, Inc. (a)	490,800	41,046
Schlumberger Ltd.	1,771,600	165,503
Transocean Ltd. (a)	1,115,000	94,362
		559,565
Oil, Gas & Consumable Fuels - 6.6%
Apache Corp.	740,600	92,294
BP PLC sponsored ADR	1,526,100	73,970
Chesapeake Energy Corp.	1,287,600	45,851
Chevron Corp.	1,339,800	139,004
Cimarex Energy Co.	260,600	30,263
CVR Energy, Inc. (a)	1,148,700	21,710
EXCO Resources, Inc.	3,316,400	67,887
Exxon Mobil Corp.	5,041,917	431,235
Kinder Morgan Holding Co. LLC	69,500	2,120
Knightsbridge Tankers Ltd. (f)	426,100	10,393
LINN Energy LLC	200,300	7,778
Marathon Oil Corp.	1,902,800	94,379
Massey Energy Co.	386,100	24,452
Occidental Petroleum Corp.	587,858	59,944
Peabody Energy Corp.	629,400	41,219
Royal Dutch Shell PLC Class A sponsored ADR	1,005,304	72,633
Valero Energy Corp.	3,596,200	101,341
Western Refining, Inc. (a)(f)	1,156,363	18,814
		1,335,287
TOTAL ENERGY		1,894,852
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 8.8%
Capital Markets - 1.3%
Evercore Partners, Inc. Class A	830,700	$ 28,643
Invesco Ltd.	805,500	21,620
Morgan Stanley	5,337,500	158,417
State Street Corp.	913,700	40,861
The Blackstone Group LP	1,134,400	20,192
		269,733
Commercial Banks - 3.1%
Banco ABC Brasil SA	2,387,000	18,421
CIT Group, Inc. (a)	570,400	24,710
Comerica, Inc.	1,147,600	44,642
First Republic Bank (f)	400,000	11,700
Huntington Bancshares, Inc.	3,825,900	26,169
Regions Financial Corp.	5,674,600	43,354
SunTrust Banks, Inc.	1,076,300	32,472
Synovus Financial Corp.	3,921,600	10,000
U.S. Bancorp, Delaware	4,600,300	127,566
Wells Fargo & Co.	8,262,140	266,537
Zions Bancorporation	570,000	13,315
		618,886
Diversified Financial Services - 3.1%
Bank of America Corp.	357,046	5,102
Citigroup, Inc. (a)	64,586,400	302,264
JPMorgan Chase & Co.	6,706,123	313,109
NBH Holdings Corp. Class A (a)(g)	710,000	12,248
		632,723
Insurance - 1.1%
AFLAC, Inc.	1,258,100	74,052
Assured Guaranty Ltd.	626,300	9,100
Lincoln National Corp.	928,000	29,436
MetLife, Inc.	2,157,500	102,179
		214,767
Real Estate Management & Development - 0.1%
Iguatemi Empresa de Shopping Centers SA	832,700	18,032
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	611,700	17,342
TOTAL FINANCIALS		1,771,483
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 6.5%
Biotechnology - 1.0%
Acorda Therapeutics, Inc. (a)	1,126,300	$ 23,619
BioMarin Pharmaceutical, Inc. (a)	879,300	21,508
Cephalon, Inc. (a)	596,312	33,578
Neurocrine Biosciences, Inc. (a)(o)	3,731,700	25,189
Theravance, Inc. (a)	831,700	18,946
United Therapeutics Corp. (a)	753,300	50,795
Vertex Pharmaceuticals, Inc. (a)	526,000	24,548
		198,183
Health Care Equipment & Supplies - 0.9%
C. R. Bard, Inc.	601,800	58,832
Covidien PLC	508,600	26,167
Edwards Lifesciences Corp. (a)	384,300	32,681
William Demant Holding AS (a)	734,500	62,337
		180,017
Health Care Providers & Services - 1.0%
CIGNA Corp.	2,212,900	93,097
Diagnosticos da America SA	1,141,000	13,784
McKesson Corp.	745,500	59,103
Medco Health Solutions, Inc. (a)	666,905	41,108
		207,092
Health Care Technology - 0.1%
CareView Communications, Inc. (a)(o)	10,175,300	15,772
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc. (a)	1,461,900	61,517
Illumina, Inc. (a)	1,741,950	120,891
		182,408
Pharmaceuticals - 2.6%
Ardea Biosciences, Inc. (a)	271,200	7,190
Auxilium Pharmaceuticals, Inc. (a)(f)	485,600	10,911
Elan Corp. PLC sponsored ADR (a)	1,639,548	10,411
GlaxoSmithKline PLC sponsored ADR	1,847,900	71,347
Merck & Co., Inc.	2,143,140	69,802
Perrigo Co.	620,100	47,394
Pfizer, Inc.	7,280,800	140,083
Shire PLC sponsored ADR	356,000	30,264
Valeant Pharmaceuticals International, Inc. (Canada)	3,223,611	129,409
		516,811
TOTAL HEALTH CARE		1,300,283
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 8.4%
Aerospace & Defense - 2.2%
Bombardier, Inc. Class B (sub. vtg.)	5,679,200	$ 36,546
GeoEye, Inc. (a)	491,600	21,901
Goodrich Corp.	765,400	66,000
Precision Castparts Corp.	511,600	72,519
The Boeing Co.	562,900	40,534
United Technologies Corp.	2,559,300	213,804
		451,304
Airlines - 0.3%
Delta Air Lines, Inc. (a)	593,812	6,674
Southwest Airlines Co.	4,066,100	48,102
		54,776
Building Products - 0.1%
A.O. Smith Corp.	562,350	22,719
Masonite Worldwide Holdings (a)	5,358	205
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	26
warrants 5/20/16 (a)	19,485	49
Nortek, Inc. (a)	7,610	339
		23,338
Construction & Engineering - 0.5%
Fluor Corp.	803,200	56,834
Jacobs Engineering Group, Inc. (a)	464,800	23,268
MYR Group, Inc. (a)	225,000	5,076
Quanta Services, Inc. (a)	650,500	14,838
		100,016
Electrical Equipment - 0.5%
AMETEK, Inc.	841,800	35,314
Regal-Beloit Corp.	516,000	37,642
Sensata Technologies Holding BV	550,500	18,222
		91,178
Industrial Conglomerates - 1.8%
General Electric Co.	14,822,900	310,095
Textron, Inc.	1,603,200	43,431
		353,526
Machinery - 2.0%
Bucyrus International, Inc. Class A	435,300	39,638
Caterpillar, Inc.	1,538,900	158,399
Cummins, Inc.	468,100	47,334
Danaher Corp.	1,787,600	90,453
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
MAN SE	344,008	$ 43,680
Weg SA	2,647,600	31,906
		411,410
Road & Rail - 1.0%
CSX Corp.	1,615,600	120,621
Union Pacific Corp.	953,856	91,007
		211,628
TOTAL INDUSTRIALS		1,697,176
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 1.5%
Acme Packet, Inc. (a)	118,100	8,886
ADTRAN, Inc.	584,100	26,565
HTC Corp.	1,462,000	52,803
Juniper Networks, Inc. (a)	1,245,500	54,802
Motorola Mobility Holdings, Inc.	379,725	11,468
Motorola Solutions, Inc.	21,699	838
QUALCOMM, Inc.	2,577,100	153,544
		308,906
Computers & Peripherals - 3.2%
Apple, Inc. (a)	1,530,400	540,551
Hewlett-Packard Co.	1,693,602	73,892
NetApp, Inc. (a)	652,300	33,698
		648,141
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	1,044,400	60,032
E Ink Holdings, Inc. GDR (a)(g)	140,100	2,446
Ingram Micro, Inc. Class A (a)	1,195,800	23,832
LG Display Co. Ltd. sponsored ADR (f)	913,000	14,590
Tyco Electronics Ltd.	1,218,356	43,910
		144,810
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	78,300	2,939
Demand Media, Inc.	547,308	12,314
eBay, Inc. (a)	1,748,600	58,587
Google, Inc. Class A (a)	432,400	265,234
Mail.ru Group Ltd. GDR:
unit Reg. S	289,900	10,509
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Mail.ru Group Ltd. GDR: - continued
unit (a)(g)	580,000	$ 21,025
Sina Corp. (a)	124,769	10,190
YouKu.com, Inc. ADR (a)(f)	401,100	16,682
		397,480
IT Services - 1.1%
Accenture PLC Class A	1,225,400	63,084
Cognizant Technology Solutions Corp. Class A (a)	2,072,000	159,275
		222,359
Office Electronics - 0.2%
Xerox Corp.	3,653,800	39,278
Semiconductors & Semiconductor Equipment - 1.0%
Avago Technologies Ltd.	1,317,100	44,768
Marvell Technology Group Ltd. (a)	2,039,500	37,282
NVIDIA Corp. (a)	1,993,696	45,177
NXP Semiconductors NV	794,900	25,397
PMC-Sierra, Inc. (a)	1,372,700	10,844
Skyworks Solutions, Inc. (a)	449,800	16,166
Spansion, Inc. Class A (a)	62,419	1,315
TriQuint Semiconductor, Inc. (a)	1,595,700	22,739
		203,688
Software - 2.4%
CA, Inc.	2,412,000	59,769
Check Point Software Technologies Ltd. (a)	930,700	46,386
CommVault Systems, Inc. (a)	991,400	36,216
Fortinet, Inc. (a)	384,253	15,693
Informatica Corp. (a)	769,230	36,162
Oracle Corp.	4,676,000	153,840
Rovi Corp. (a)	899,447	49,847
salesforce.com, Inc. (a)	110,500	14,616
Solera Holdings, Inc.	568,700	29,049
VMware, Inc. Class A (a)	352,300	29,470
		471,048
TOTAL INFORMATION TECHNOLOGY		2,435,710
MATERIALS - 3.1%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	332,500	30,590
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Ashland, Inc.	442,600	$ 24,918
FMC Corp.	602,600	46,665
Georgia Gulf Corp. (a)	363,830	11,613
LyondellBasell Industries NV Class A (a)	1,002,794	38,186
Solutia, Inc. (a)	1,447,600	33,599
Tronox, Inc. (a)	170,352	21,907
Tronox, Inc.	23,603	2,732
		210,210
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A (f)	370,300	25,421
Metals & Mining - 2.0%
AngloGold Ashanti Ltd. sponsored ADR	1,763,200	86,115
Goldcorp, Inc.	1,747,900	83,521
MacArthur Coal Ltd.	1,965,084	23,767
Newcrest Mining Ltd.	2,621,184	101,319
United States Steel Corp. (f)	995,800	57,249
Walter Energy, Inc.	338,000	40,901
		392,872
TOTAL MATERIALS		628,503
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
AboveNet, Inc.	361,900	23,484
AT&T, Inc.	938,800	26,643
Qwest Communications International, Inc.	6,369,800	43,442
		93,569
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. (a)	368,000	15,511
TOTAL TELECOMMUNICATION SERVICES		109,080
UTILITIES - 0.4%
Electric Utilities - 0.1%
FirstEnergy Corp. (f)	708,200	27,124
Gas Utilities - 0.1%
Energen Corp.	378,600	23,132
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.2%
DTE Energy Co.	740,900	$ 34,882
TOTAL UTILITIES		85,138
TOTAL COMMON STOCKS (Cost $9,257,363)		12,399,229
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	129,000	6,564
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	64,800	4,414
Chesapeake Energy Corp.:
4.50%	1,675	166
5.00%	17,980	1,980
El Paso Corp. 4.99%	6,100	8,746
		15,306
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
2010 Swift Mandatory Common Exchange Security Trust 6.00% (a)(g)	239,300	3,257
Citigroup, Inc. 7.50%	59,300	7,976
		11,233
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(p)	497,017	994
MATERIALS - 0.0%
Metals & Mining - 0.0%
AngloGold Ashanti Holdings Finance PLC 6.00%	108,900	5,974
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	126,300	$ 6,171
TOTAL CONVERTIBLE PREFERRED STOCKS		46,242
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Porsche Automobil Holding SE	292,200	23,154
Volkswagen AG	536,500	90,991
		114,145
Media - 0.0%
Muzak Holdings LLC 10.00% pay-in-kind (a)	175,465	246
TOTAL CONSUMER DISCRETIONARY		114,391
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
GMAC LLC 7.00% (g)	11,951	11,264
TOTAL NONCONVERTIBLE PREFERRED STOCKS		125,655
TOTAL PREFERRED STOCKS (Cost $120,746)		171,897
Corporate Bonds - 11.0%
	Principal Amount (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 504	381
3.5% 1/15/31 (g)	3,727	2,816
		3,197
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Iconix Brand Group, Inc. 1.875% 6/30/12	$ 8,200	$ 8,405
TOTAL CONSUMER DISCRETIONARY		11,602
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,350	1,754
Peabody Energy Corp. 4.75% 12/15/66	6,300	8,096
		9,850
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15 (g)	2,860	2,939
MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. 2.5% 2/1/14	4,920	4,354
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)	4,000	4,246
TOTAL CONVERTIBLE BONDS		32,991
Nonconvertible Bonds - 10.8%
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	5,187	5,323
5.875% 3/15/11	1,926	1,929
Exide Technologies 8.625% 2/1/18 (g)	825	881
Tenneco, Inc. 6.875% 12/15/20 (g)	2,415	2,506
TRW Automotive, Inc. 7% 3/15/14 (g)	3,335	3,669
UCI International, Inc. 8.625% 2/15/19 (g)	305	325
		14,633
Automobiles - 0.1%
Ford Motor Co.:
6.375% 2/1/29	2,190	2,113
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
Ford Motor Co.: - continued
6.625% 10/1/28	$ 2,355	$ 2,313
7.45% 7/16/31	665	724
General Motors Corp.:
6.75% 5/1/28 (d)	390	123
7.125% 7/15/13 (d)	1,135	360
7.2% 1/15/49 (d)	2,855	914
7.4% 9/1/25 (d)	195	62
7.7% 4/15/16 (d)	705	224
8.25% 7/15/23 (d)	5,475	1,752
8.375% 7/15/33 (d)	16,800	5,586
		14,171
Distributors - 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (g)	1,745	1,712
Diversified Consumer Services - 0.0%
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (g)(l)	13,000	13,910
Hotels, Restaurants & Leisure - 0.3%
American Casino & Entertainment Properties LLC 11% 6/15/14	3,090	3,260
Chukchansi Economic Development Authority:
3.9428% 11/15/12 (g)(l)	1,140	858
8% 11/15/13 (g)	1,890	1,418
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (g)	2,105	2,205
11.5% 1/15/17 pay-in-kind (g)(l)	3,365	3,483
Landry's Restaurants, Inc. 11.625% 12/1/15	760	821
MCE Finance Ltd. 10.25% 5/15/18	4,620	5,325
MGM Mirage, Inc.:
5.875% 2/27/14	4,008	3,858
6.625% 7/15/15	2,080	1,986
6.75% 4/1/13	80	81
7.5% 6/1/16	5,580	5,413
9% 3/15/20 (g)	1,770	1,951
11.125% 11/15/17	5,175	6,003
13% 11/15/13	10,000	12,025
MGM Resorts International 10% 11/1/16 (g)	3,055	3,269
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (g)	1,060	1,137
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
NCL Corp. Ltd. 9.5% 11/15/18 (g)	$ 565	$ 612
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (g)	1,080	1,083
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)	2,270	1,521
Station Casinos, Inc.:
6% 4/1/12 (d)	7,405	1
7.75% 8/15/16 (d)	1,735	0
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)	1,372	748
		57,058
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	8,277	8,708
5.875% 1/15/36	1,512	1,337
6.375% 6/15/14	1,380	1,515
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (g)	1,140	1,174
9% 4/15/19 (g)	1,305	1,362
Whirlpool Corp.:
6.125% 6/15/11	1,155	1,172
6.5% 6/15/16	644	718
		15,986
Media - 0.9%
Bresnan Broadband Holdings LLC 8% 12/15/18 (g)	875	925
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (g)(l)	5,995	6,490
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (g)	1,095	1,155
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	11,727	14,204
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (g)(l)	520	547
Checkout Holding Corp. 0% 11/15/15 (g)	1,290	829
Clear Channel Communications, Inc.:
4.4% 5/15/11	4,675	4,663
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.: - continued
4.9% 5/15/15	$ 765	$ 681
5% 3/15/12	4,405	4,350
5.5% 9/15/14	3,235	2,944
5.5% 12/15/16	1,330	984
6.25% 3/15/11	2,510	2,510
9% 3/1/21 (g)	3,870	3,943
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	780	866
Series B, 9.25% 12/15/17	3,120	3,471
Comcast Corp.:
4.95% 6/15/16	1,742	1,861
5.15% 3/1/20	595	620
5.5% 3/15/11	225	225
5.7% 5/15/18	10,139	11,083
6.4% 3/1/40	2,111	2,196
6.45% 3/15/37	1,033	1,081
COX Communications, Inc. 4.625% 6/1/13	2,632	2,811
Discovery Communications LLC:
3.7% 6/1/15	3,557	3,687
5.05% 6/1/20	135	141
6.35% 6/1/40	3,224	3,392
EchoStar Communications Corp.:
6.625% 10/1/14	3,000	3,184
7.75% 5/31/15	3,705	4,066
Entravision Communication Corp. 8.75% 8/1/17	1,625	1,739
Gray Television, Inc. 10.5% 6/29/15	990	1,054
Lamar Media Corp. 7.875% 4/15/18	1,400	1,509
LBI Media, Inc. 8.5% 8/1/17 (g)	6,320	5,277
Liberty Media Corp. 8.25% 2/1/30	1,771	1,718
NBC Universal, Inc.:
3.65% 4/30/15 (g)	4,663	4,766
5.15% 4/30/20 (g)	4,917	5,065
6.4% 4/30/40 (g)	4,249	4,439
News America Holdings, Inc. 7.75% 12/1/45	6,290	7,579
Nexstar Broadcasting, Inc.:
7% 1/15/14	1,977	1,928
7% 1/15/14 pay-in-kind	6,023	5,842
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	$ 2,935	$ 2,950
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (g)	3,165	3,418
11.5% 5/1/16	1,947	2,288
11.625% 2/1/14	1,171	1,379
Radio One, Inc. 15% 5/11/16 pay-in-kind (g)(l)	4,086	4,260
Rainbow National Services LLC 10.375% 9/1/14 (g)	7,775	8,086
Time Warner Cable, Inc.:
5.4% 7/2/12	2,266	2,391
5.85% 5/1/17	2,500	2,753
6.2% 7/1/13	2,154	2,378
6.75% 7/1/18	1,087	1,248
Time Warner, Inc.:
3.15% 7/15/15	362	368
4.875% 3/15/20	907	931
5.875% 11/15/16	3,112	3,482
6.2% 3/15/40	2,618	2,667
6.5% 11/15/36	2,633	2,772
TL Acquisitions, Inc. 10.5% 1/15/15 (g)	5,860	6,072
Univision Communications, Inc. 7.875% 11/1/20 (g)	1,430	1,519
Viacom, Inc. 4.375% 9/15/14	386	413
Videotron Ltd. 9.125% 4/15/18	5,565	6,254
		179,454
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8.375% 11/15/20 (g)	565	590
Burlington Coat Factory Warehouse Corp. 10% 2/15/19 (g)	320	325
Claire's Escrow Corp. 8.875% 3/15/19 (g)(h)	1,170	1,170
Claire's Stores, Inc. 9.25% 6/1/15	780	776
General Nutrition Centers, Inc. 5.75% 3/15/14 pay-in-kind (l)	1,330	1,328
Michaels Stores, Inc. 7.75% 11/1/18 (g)	1,665	1,721
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (g)	3,260	3,525
Sonic Automotive, Inc.:
8.625% 8/15/13	1,511	1,533
9% 3/15/18	1,000	1,063
Staples, Inc. 7.375% 10/1/12	757	823
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	$ 3,430	$ 3,910
Toys 'R' Us, Inc. 7.875% 4/15/13	4,995	5,332
		22,096
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20	2,860	2,760
Polymer Group, Inc. 7.75% 2/1/19 (g)	605	629
		3,389
TOTAL CONSUMER DISCRETIONARY		322,409
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	1,969	2,011
5.375% 11/15/14 (g)	5,671	6,266
Diageo Capital PLC 5.2% 1/30/13	3,201	3,441
FBG Finance Ltd. 5.125% 6/15/15 (g)	2,722	2,893
PepsiCo, Inc. 7.9% 11/1/18	508	644
The Coca-Cola Co. 3.15% 11/15/20	1,190	1,109
		16,364
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (l)	597	588
Rite Aid Corp.:
7.5% 3/1/17	13,280	13,313
10.375% 7/15/16	5,420	5,813
		19,714
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	417	469
Kraft Foods, Inc.:
5.375% 2/10/20	5,528	5,876
5.625% 11/1/11	437	451
6.5% 8/11/17	6,561	7,537
6.75% 2/19/14	318	361
		14,694
Tobacco - 0.1%
Altria Group, Inc.:
8.5% 11/10/13	446	525
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
9.7% 11/10/18	$ 14,772	$ 19,447
Reynolds American, Inc.:
6.75% 6/15/17	2,746	3,091
7.25% 6/15/37	6,932	7,355
		30,418
TOTAL CONSUMER STAPLES		81,190
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Calfrac Holdings LP 7.5% 12/1/20 (g)	1,435	1,471
DCP Midstream LLC 5.35% 3/15/20 (g)	5,028	5,211
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,586
6.5% 4/1/20	1,008	1,112
Expro Finance Luxembourg SCA 8.5% 12/15/16 (g)	4,735	4,830
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (g)	860	890
Noble Holding International Ltd. 3.45% 8/1/15	863	881
Precision Drilling Corp. 6.625% 11/15/20 (g)	1,580	1,639
Pride International, Inc. 6.875% 8/15/20	1,355	1,494
Trinidad Drilling Ltd. 7.875% 1/15/19 (g)	630	658
Weatherford International Ltd.:
4.95% 10/15/13	1,614	1,715
5.15% 3/15/13	2,110	2,229
		27,716
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	663	727
6.375% 9/15/17	4,520	5,038
6.95% 6/15/19	2,055	2,337
Antero Resources Finance Corp. 9.375% 12/1/17	4,470	4,783
Apache Corp. 5.1% 9/1/40	4,384	4,069
Arch Coal, Inc. 7.25% 10/1/20	720	767
ATP Oil & Gas Corp. 11.875% 5/1/15	9,495	9,696
BW Group Ltd. 6.625% 6/28/17 (g)	2,741	2,768
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.:
5.15% 2/1/13	$ 1,519	$ 1,622
5.7% 5/15/17	392	438
Cenovus Energy, Inc. 4.5% 9/15/14	599	645
Chesapeake Energy Corp. 6.5% 8/15/17	3,280	3,510
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)	5,990	6,334
ConocoPhillips 5.75% 2/1/19	7,588	8,596
Denbury Resources, Inc. 8.25% 2/15/20	1,973	2,180
Drummond Co., Inc.:
7.375% 2/15/16	5,000	5,200
9% 10/15/14 (g)	1,155	1,230
Duke Capital LLC 6.25% 2/15/13	589	640
Duke Energy Field Services:
5.375% 10/15/15 (g)	1,133	1,216
6.45% 11/3/36 (g)	3,753	3,823
El Paso Natural Gas Co. 5.95% 4/15/17	867	945
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,678	2,977
Enterprise Products Operating LP:
5.6% 10/15/14	660	732
5.65% 4/1/13	410	443
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)	3,581	3,778
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	302	349
LINN Energy LLC 8.625% 4/15/20 (g)	2,840	3,167
Marathon Petroleum Corp. 5.125% 3/1/21 (g)	3,001	3,042
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	1,140	1,240
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	2,578	2,836
6.85% 1/15/40 (g)	6,648	7,703
Nakilat, Inc. 6.067% 12/31/33 (g)	1,839	1,848
Nexen, Inc.:
5.05% 11/20/13	4,852	5,174
5.2% 3/10/15	842	895
5.875% 3/10/35	2,365	2,152
6.2% 7/30/19	825	882
6.4% 5/15/37	4,230	4,048
NGPL PipeCo LLC 6.514% 12/15/12 (g)	3,302	3,559
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	4,954	5,003
5.75% 1/20/20	10,133	10,514
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
6.875% 1/20/40	$ 1,057	$ 1,078
7.875% 3/15/19	5,564	6,561
Petroleos Mexicanos 6% 3/5/20	879	921
Petroleum Development Corp. 12% 2/15/18	4,240	4,791
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	137	141
4.25% 9/1/12	663	689
5% 2/1/21	1,642	1,646
6.125% 1/15/17	1,880	2,094
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (g)	1,938	2,098
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (g)	2,588	2,675
5.5% 9/30/14 (g)	3,880	4,126
5.832% 9/30/16 (g)	1,111	1,183
6.332% 9/30/27 (g)	5,710	5,932
6.75% 9/30/19 (g)	2,367	2,651
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	2,550	2,646
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	2,522	2,710
Ship Finance International Ltd. 8.5% 12/15/13	10,070	10,246
Southeast Supply Header LLC 4.85% 8/15/14 (g)	501	525
Spectra Energy Capital, LLC 5.65% 3/1/20	421	446
Suncor Energy, Inc.:
6.1% 6/1/18	7,256	8,255
6.85% 6/1/39	6,550	7,438
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	2,796
Texas Eastern Transmission LP 6% 9/15/17 (g)	948	1,075
XTO Energy, Inc.:
4.9% 2/1/14	364	399
5% 1/31/15	1,031	1,144
5.65% 4/1/16	707	812
		201,984
TOTAL ENERGY		229,700
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 3.4%
Capital Markets - 0.5%
Bear Stearns Companies, Inc. 5.3% 10/30/15	$ 8,893	$ 9,688
BlackRock, Inc. 6.25% 9/15/17	1,247	1,425
Goldman Sachs Group, Inc.:
3.7% 8/1/15	5,929	6,013
5.95% 1/18/18	3,697	4,014
6% 6/15/20	5,000	5,357
6.15% 4/1/18	1,544	1,691
6.75% 10/1/37	4,509	4,622
Janus Capital Group, Inc. 6.125% 9/15/11 (e)	812	826
JPMorgan Chase Capital XX 6.55% 9/29/36	7,545	7,753
Lazard Group LLC:
6.85% 6/15/17	3,573	3,806
7.125% 5/15/15	1,276	1,404
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	4,315	4,598
6.4% 8/28/17	3,463	3,805
6.875% 4/25/18	4,526	5,091
Morgan Stanley:
0.6031% 1/9/14 (l)	1,203	1,176
4% 7/24/15	883	904
4.75% 4/1/14	736	770
5.45% 1/9/17	1,300	1,371
5.625% 9/23/19	1,659	1,703
5.75% 1/25/21	12,000	12,326
5.95% 12/28/17	510	544
6% 5/13/14	4,650	5,088
6% 4/28/15	1,932	2,116
6.625% 4/1/18	1,161	1,283
7.3% 5/13/19	4,941	5,627
Penson Worldwide, Inc. 12.5% 5/15/17 (g)	1,765	1,818
The Bank of New York, Inc. 4.3% 5/15/14	4,756	5,128
UBS AG Stamford Branch:
3.875% 1/15/15	8,000	8,216
5.75% 4/25/18	1,303	1,416
		109,579
Commercial Banks - 0.7%
Ally Financial, Inc. 6.25% 12/1/17 (g)	1,800	1,863
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Bank of America NA:
5.3% 3/15/17	$ 13,137	$ 13,691
6.1% 6/15/17	522	560
CIT Group, Inc.:
7% 5/1/14	2,126	2,165
7% 5/1/15	16,251	16,454
7% 5/1/16	5,173	5,211
7% 5/1/17	20,375	20,527
Credit Suisse New York Branch 6% 2/15/18	10,887	11,625
DBS Bank Ltd. (Singapore) 0.534% 5/16/17 (g)(l)	3,496	3,430
Discover Bank:
7% 4/15/20	2,178	2,402
8.7% 11/18/19	1,651	1,985
Export-Import Bank of Korea:
5.25% 2/10/14 (g)	333	355
5.5% 10/17/12	2,091	2,208
Fifth Third Bancorp:
3.625% 1/25/16	2,893	2,905
4.5% 6/1/18	418	408
8.25% 3/1/38	3,116	3,755
Fifth Third Bank 4.75% 2/1/15	680	712
Fifth Third Capital Trust IV 6.5% 4/15/67 (l)	2,100	2,048
HBOS PLC 6.75% 5/21/18 (g)	408	388
Huntington Bancshares, Inc. 7% 12/15/20	1,364	1,493
JPMorgan Chase Bank 6% 10/1/17	1,942	2,140
KeyBank NA:
5.8% 7/1/14	4,250	4,648
5.45% 3/3/16	1,877	2,018
Manufacturers & Traders Trust Co. 1.8028% 4/1/13 (l)	547	546
Marshall & Ilsley Bank:
4.85% 6/16/15	2,431	2,551
5% 1/17/17	3,592	3,744
5.25% 9/4/12	1,524	1,597
PNC Funding Corp. 3.625% 2/8/15	1,361	1,409
Regions Bank:
6.45% 6/26/37	4,710	4,316
7.5% 5/15/18	2,851	3,022
Regions Financial Corp.:
0.4728% 6/26/12 (l)	461	439
5.75% 6/15/15	996	996
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.: - continued
7.75% 11/10/14	$ 4,550	$ 4,857
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (g)(l)	1,837	1,760
Union Planters Corp. 7.75% 3/1/11	662	662
UnionBanCal Corp. 5.25% 12/16/13	614	661
Wachovia Bank NA:
4.8% 11/1/14	509	541
4.875% 2/1/15	1,305	1,395
Wachovia Corp.:
5.625% 10/15/16	3,151	3,433
5.75% 6/15/17	1,728	1,927
Wells Fargo & Co. 3.625% 4/15/15	5,239	5,427
		142,274
Consumer Finance - 0.5%
Discover Financial Services:
6.45% 6/12/17	9,507	10,308
10.25% 7/15/19	797	1,032
Ford Motor Credit Co. LLC:
5.75% 2/1/21	2,610	2,577
8.125% 1/15/20	5,000	5,703
General Electric Capital Corp.:
2.25% 11/9/15	4,296	4,164
3.5% 6/29/15	2,343	2,408
5.625% 9/15/17	17,812	19,507
General Motors Acceptance Corp.:
6.875% 9/15/11	1,360	1,387
6.875% 8/28/12	3,685	3,878
8% 11/1/31	2,055	2,354
GMAC LLC:
6% 12/15/11	880	900
6.75% 12/1/14	6,105	6,502
6.875% 9/15/11	1,365	1,392
8% 12/31/18	5,795	6,403
8% 11/1/31	13,691	15,676
Household Finance Corp. 6.375% 10/15/11	1,724	1,784
HSBC Finance Corp. 5.9% 6/19/12	789	833
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
0.5016% 3/15/11 (l)	$ 66	$ 66
0.5331% 10/25/11 (l)	5,381	5,337
5.625% 8/1/33	280	236
8% 3/25/20	1,815	1,933
8.45% 6/15/18	5,435	5,979
		100,359
Diversified Financial Services - 0.7%
Bank of America Corp. 5.75% 12/1/17	5,195	5,554
BP Capital Markets PLC:
3.125% 10/1/15	894	907
3.625% 5/8/14	5,608	5,860
4.5% 10/1/20	888	892
Calpine Construction Finance Co. LP 8% 6/1/16 (g)	6,880	7,430
Capital One Capital V 10.25% 8/15/39	3,798	4,126
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18	1,460	1,559
8.125% 4/30/20	3,485	3,729
CDW LLC/CDW Finance Corp. 8% 12/15/18 (g)	2,090	2,226
CEVA Group PLC 11.625% 10/1/16 (g)	595	660
Citigroup, Inc.:
4.75% 5/19/15	9,415	9,942
5.5% 4/11/13	6,263	6,714
6.125% 5/15/18	10,485	11,496
6.5% 8/19/13	19,106	21,057
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16	7,625	7,930
JPMorgan Chase & Co.:
3.4% 6/24/15	877	889
4.65% 6/1/14	6,500	6,946
6.3% 4/23/19	2,800	3,146
NSG Holdings II, LLC 7.75% 12/15/25 (g)	5,023	4,872
Offshore Group Investment Ltd. 11.5% 8/1/15 (g)	2,905	3,225
ORIX Corp. 5.48% 11/22/11	227	234
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	1,010	991
5.5% 1/15/14 (g)	644	675
5.7% 4/15/17 (g)	1,572	1,614
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (g)	$ 1,485	$ 1,492
8.25% 2/15/21 (g)	1,485	1,492
TECO Finance, Inc.:
4% 3/15/16	1,242	1,263
5.15% 3/15/20	1,894	1,961
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (g)	3,930	4,564
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	3,383	3,581
UPCB Finance III Ltd. 6.625% 7/1/20 (g)	5,000	4,938
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (g)(l)	8,045	9,128
ZFS Finance USA Trust II 6.45% 12/15/65 (g)(l)	2,951	3,010
ZFS Finance USA Trust IV 5.875% 5/9/62 (g)(l)	961	957
		145,060
Insurance - 0.4%
Aon Corp.:
3.5% 9/30/15	2,415	2,424
5% 9/30/20	2,329	2,376
6.25% 9/30/40	1,570	1,626
Assurant, Inc. 5.625% 2/15/14	1,772	1,879
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	355
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(l)	1,381	1,416
Hartford Financial Services Group, Inc. 5.375% 3/15/17	265	276
HUB International Holdings, Inc. 9% 12/15/14 (g)	3,710	3,877
Liberty Mutual Group, Inc. 6.5% 3/15/35 (g)	551	508
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (g)	4,201	5,654
MetLife, Inc.:
2.375% 2/6/14	1,319	1,336
5% 6/15/15	686	742
5.875% 2/6/41	1,540	1,588
6.125% 12/1/11	583	607
6.75% 6/1/16	3,874	4,471
Metropolitan Life Global Funding I:
5.125% 4/10/13 (g)	329	352
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I: - continued
5.125% 6/10/14 (g)	$ 3,462	$ 3,759
Monumental Global Funding II 5.65% 7/14/11 (g)	1,531	1,551
Monumental Global Funding III 5.5% 4/22/13 (g)	2,041	2,172
New York Life Insurance Co. 6.75% 11/15/39 (g)	2,164	2,519
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	3,353	3,625
Pacific Life Global Funding 5.15% 4/15/13 (g)	3,138	3,338
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	2,499	3,293
Pacific LifeCorp 6% 2/10/20 (g)	4,423	4,669
Prudential Financial, Inc.:
3.875% 1/14/15	2,500	2,599
5.15% 1/15/13	2,369	2,516
7.375% 6/15/19	1,880	2,234
8.875% 6/15/38 (l)	1,751	2,040
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(l)	437	409
Symetra Financial Corp. 6.125% 4/1/16 (g)	4,684	4,896
Unum Group:
5.625% 9/15/20	2,719	2,762
7.125% 9/30/16	803	910
USI Holdings Corp. 4.188% 11/15/14 (g)(l)	2,920	2,818
		75,597
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
4.95% 3/15/13	216	230
5.5% 1/15/12	1,169	1,212
BRE Properties, Inc. 5.5% 3/15/17	903	972
Camden Property Trust:
5.375% 12/15/13	2,150	2,304
5.875% 11/30/12	395	420
Developers Diversified Realty Corp.:
5.25% 4/15/11	2,731	2,742
5.375% 10/15/12	2,170	2,247
7.5% 4/1/17	3,456	3,952
Duke Realty LP:
4.625% 5/15/13	741	769
5.875% 8/15/12	71	75
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
6% 9/15/17	$ 522	$ 536
6.25% 12/15/14	924	991
6.25% 1/15/17	291	304
Federal Realty Investment Trust:
5.4% 12/1/13	257	277
5.9% 4/1/20	1,287	1,414
6% 7/15/12	2,719	2,879
6.2% 1/15/17	365	407
HRPT Properties Trust:
5.75% 11/1/15	524	556
6.25% 6/15/17	726	760
6.65% 1/15/18	490	522
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (g)	1,885	1,909
7% 1/15/16	4,090	4,218
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,191
Washington (REIT):
5.25% 1/15/14	440	464
5.95% 6/15/11	3,403	3,443
		39,794
Real Estate Management & Development - 0.3%
AMB Property LP 5.9% 8/15/13	1,520	1,614
Arden Realty LP 5.2% 9/1/11	1,241	1,269
BioMed Realty LP 6.125% 4/15/20	1,703	1,780
Brandywine Operating Partnership LP:
5.7% 5/1/17	119	124
5.75% 4/1/12	1,747	1,800
CB Richard Ellis Services, Inc. 6.625% 10/15/20	900	929
Digital Realty Trust LP 4.5% 7/15/15	2,465	2,540
Duke Realty LP:
5.4% 8/15/14	596	636
5.5% 3/1/16	2,930	3,056
5.625% 8/15/11	5,671	5,762
6.75% 3/15/20	517	578
8.25% 8/15/19	1,710	2,060
ERP Operating LP:
4.75% 7/15/20	3,638	3,699
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
5.5% 10/1/12	$ 279	$ 297
Liberty Property LP:
4.75% 10/1/20	5,547	5,486
5.125% 3/2/15	951	1,006
5.5% 12/15/16	1,396	1,512
Mack-Cali Realty LP 7.75% 8/15/19	957	1,150
Post Apartment Homes LP 6.3% 6/1/13	2,240	2,399
Realogy Corp.:
7.875% 2/15/19 (g)	2,110	2,115
11.5% 4/15/17 (g)	6,555	6,948
Regency Centers LP:
4.95% 4/15/14	360	376
5.25% 8/1/15	1,257	1,343
5.875% 6/15/17	639	693
Simon Property Group LP:
4.2% 2/1/15	1,785	1,880
6.75% 5/15/14	4,302	4,840
Tanger Properties LP:
6.125% 6/1/20	2,708	2,929
6.15% 11/15/15	873	942
Ventas Realty Series 1, LP 6.5% 6/1/16	660	685
		60,448
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
5.65% 5/1/18	9,210	9,732
7.375% 5/15/14	26	30
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,160	4,521
		14,283
TOTAL FINANCIALS		687,394
HEALTH CARE - 0.6%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15	838	813
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP 7.75% 2/15/19 (g)	350	367
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.5%
Apria Healthcare Group, Inc.:
11.25% 11/1/14	$ 1,605	$ 1,737
12.375% 11/1/14	2,765	3,014
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	1,069
6.3% 8/15/14	2,132	2,278
DaVita, Inc.:
6.375% 11/1/18	1,795	1,808
6.625% 11/1/20	1,555	1,574
Express Scripts, Inc. 6.25% 6/15/14	1,491	1,664
HCA Holdings, Inc. 7.75% 5/15/21 (g)	15,185	15,963
HCA, Inc.:
7.875% 2/15/20	4,825	5,301
9.25% 11/15/16	7,940	8,595
9.875% 2/15/17	850	956
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,608	1,595
4.125% 9/15/20	3,728	3,626
Multiplan, Inc. 9.875% 9/1/18 (g)	3,385	3,647
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (g)	655	693
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (g)(l)	4,790	4,945
Tenet Healthcare Corp.:
8.875% 7/1/19	4,610	5,244
9% 5/1/15	1,002	1,097
9.875% 7/1/14	4,690	5,112
10% 5/1/18	5,002	5,852
UHS Escrow Corp. 7% 10/1/18 (g)	420	429
United Surgical Partners International, Inc. 8.875% 5/1/17	10,745	11,282
UnitedHealth Group, Inc. 3.875% 10/15/20	881	847
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 7.75% 2/1/19 (g)	1,495	1,525
Vanguard Health Systems, Inc. 0% 2/1/16 (g)	3,105	1,995
WellPoint, Inc. 4.35% 8/15/20	893	891
		92,739
Pharmaceuticals - 0.1%
Giant Funding Corp. 8.25% 2/1/18 (g)	1,900	1,957
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis Capital Corp. 4.125% 2/10/14	$ 1,727	$ 1,851
Roche Holdings, Inc. 5% 3/1/14 (g)	3,501	3,831
Valeant Pharmaceuticals International:
6.75% 10/1/17 (g)	1,330	1,373
6.75% 8/15/21 (g)	7,485	7,532
7% 10/1/20 (g)	1,775	1,828
Watson Pharmaceuticals, Inc. 5% 8/15/14	984	1,063
		19,435
TOTAL HEALTH CARE		113,354
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	781	833
6.375% 6/1/19 (g)	3,650	4,071
6.4% 12/15/11 (g)	482	503
DRS Technologies, Inc.:
6.625% 2/1/16	3,760	3,883
7.625% 2/1/18	1,830	1,857
TransDigm, Inc. 7.75% 12/15/18 (g)	8,485	9,143
		20,290
Air Freight & Logistics - 0.1%
CEVA Group PLC:
8.375% 12/1/17 (g)	8,500	8,840
11.5% 4/1/18 (g)	5,680	6,234
		15,074
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	37	37
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	69	69
9.798% 4/1/21	5,690	6,031
6.648% 3/15/19	2,615	2,727
6.82% 5/1/18	130	138
6.9% 7/2/19	711	757
7.339% 4/19/14	1,581	1,597
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. 9.5% 9/15/14 (g)	$ 872	$ 946
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	192	203
7.779% 1/2/12	35	35
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,532	1,500
8.36% 7/20/20	1,150	1,169
United Air Lines, Inc. 9.875% 8/1/13 (g)	999	1,081
		16,290
Building Products - 0.1%
Nortek, Inc. 11% 12/1/13	7,644	8,112
Commercial Services & Supplies - 0.2%
Casella Waste Systems, Inc. 11% 7/15/14	1,015	1,139
Cenveo Corp. 10.5% 8/15/16 (g)	2,590	2,616
Covanta Holding Corp. 7.25% 12/1/20	1,920	2,016
International Lease Finance Corp.:
5.625% 9/20/13	150	153
5.65% 6/1/14	4,439	4,544
5.875% 5/1/13	895	923
6.375% 3/25/13	2,427	2,530
6.625% 11/15/13	8,252	8,623
6.75% 9/1/16 (g)	2,415	2,596
7.125% 9/1/18 (g)	7,560	8,203
8.25% 12/15/20	3,190	3,521
8.625% 9/15/15 (g)	4,640	5,185
		42,049
Electrical Equipment - 0.1%
Sensus Metering Systems, Inc. 8.625% 12/15/13	11,608	11,782
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17	17,378	19,037
Sequa Corp.:
11.75% 12/1/15 (g)	2,355	2,543
13.5% 12/1/15 pay-in-kind (g)	774	852
		22,432
Machinery - 0.0%
Accuride Corp. 9.5% 8/1/18	280	311
Briggs & Stratton Corp. 6.875% 12/15/20	920	959
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Commercial Vehicle Group, Inc. 8% 7/1/13	$ 1,730	$ 1,734
Navistar International Corp. 8.25% 11/1/21	1,735	1,917
		4,921
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (g)	1,035	1,066
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (g)	1,625	1,625
8.875% 11/1/17	1,420	1,527
		4,218
Road & Rail - 0.0%
Swift Services Holdings, Inc. 10% 11/15/18 (g)	3,075	3,367
Western Express, Inc. 12.5% 4/15/15 (g)	3,725	3,604
		6,971
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18	790	879
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (l)	6,686	7,087
		7,966
TOTAL INDUSTRIALS		160,105
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Avaya, Inc.:
7% 4/1/19 (g)	5,845	5,794
10.125% 11/1/15 pay-in-kind (l)	5,173	5,367
Lucent Technologies, Inc.:
6.45% 3/15/29	16,060	13,972
6.5% 1/15/28	1,025	892
		26,025
Electronic Equipment & Components - 0.1%
Reddy Ice Corp. 11.25% 3/15/15	4,645	4,854
Tyco Electronics Group SA:
5.95% 1/15/14	2,947	3,238
6% 10/1/12	3,594	3,846
6.55% 10/1/17	815	939
		12,877
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.0%
Terremark Worldwide, Inc. 9.5% 11/15/13 (g)	$ 1,610	$ 1,674
IT Services - 0.1%
Ceridian Corp. 11.25% 11/15/15	2,730	2,853
SunGard Data Systems, Inc.:
4.875% 1/15/14	12,355	12,540
7.625% 11/15/20 (g)	1,730	1,788
Telcordia Technologies, Inc. 11% 5/1/18 (g)	1,665	1,840
		19,021
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	503	529
5.5% 5/15/12	1,485	1,560
		2,089
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (g)	4,030	4,483
10.125% 12/15/16	7,465	8,044
10.125% 3/15/18 (g)	10,240	11,674
NXP BV/NXP Funding LLC:
3.0531% 10/15/13 (l)	715	710
7.875% 10/15/14	6,000	6,248
9.75% 8/1/18 (g)	1,480	1,684
Spansion LLC:
7.875% 11/15/17 (g)	1,150	1,170
11.25% 1/15/16 (d)(g)	905	251
Viasystems, Inc. 12% 1/15/15 (g)	2,225	2,520
		36,784
TOTAL INFORMATION TECHNOLOGY		98,470
MATERIALS - 0.4%
Chemicals - 0.1%
Dow Chemical Co.:
4.85% 8/15/12	3,205	3,375
7.6% 5/15/14	7,168	8,324
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Ferro Corp. 7.875% 8/15/18	$ 555	$ 590
Georgia Gulf Corp. 9% 1/15/17 (g)	3,040	3,378
		15,667
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,699	1,831
Containers & Packaging - 0.0%
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17	1,970	2,152
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (g)	2,040	2,068
Owens-Illinois, Inc. 7.8% 5/15/18	350	382
		4,602
Metals & Mining - 0.3%
Aleris International, Inc. 7.625% 2/15/18 (g)	1,325	1,342
Anglo American Capital PLC 9.375% 4/8/14 (g)	1,181	1,423
ArcelorMittal SA 3.75% 3/1/16	1,466	1,460
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,164	1,219
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (g)	1,179	1,269
Edgen Murray Corp. 12.25% 1/15/15	7,385	7,053
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (g)	9,300	9,393
6.875% 2/1/18 (g)	5,070	5,184
7% 11/1/15 (g)	3,575	3,700
McJunkin Red Man Corp. 9.5% 12/15/16 (g)	6,540	6,475
Novelis, Inc.:
8.375% 12/15/17 (g)	2,095	2,294
8.75% 12/15/20 (g)	2,535	2,789
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (g)	1,335	1,442
Severstal Columbus LLC 10.25% 2/15/18	4,670	4,670
United States Steel Corp. 6.65% 6/1/37	3,880	3,444
Vale Overseas Ltd. 6.25% 1/23/17	2,152	2,426
		55,583
Paper & Forest Products - 0.0%
ABI Escrow Corp. 10.25% 10/15/18 (g)	4,930	5,546
Clearwater Paper Corp. 7.125% 11/1/18 (g)	485	507
Mercer International, Inc. 9.5% 12/1/17 (g)	1,195	1,291
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Verso Paper Holdings LLC/Verso Paper, Inc.:
4.0544% 8/1/14 (l)	$ 1,015	$ 974
8.75% 2/1/19 (g)	1,355	1,416
		9,734
TOTAL MATERIALS		87,417
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.5% 8/15/15	5,016	4,967
6.3% 1/15/38	5,000	5,191
6.8% 5/15/36	8,428	9,261
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,291	1,571
CenturyLink, Inc. 7.6% 9/15/39	4,200	4,433
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (g)	8,440	9,094
Frontier Communications Corp. 8.25% 4/15/17	2,710	3,008
Intelsat Bermuda Ltd. 11.5% 2/4/17 pay-in-kind (l)	4,284	4,747
Intelsat Ltd. 11.25% 6/15/16	9,660	10,312
Qwest Communications International, Inc. 7.125% 4/1/18	3,000	3,203
Qwest Corp. 8.375% 5/1/16	5,765	6,883
Sprint Capital Corp.:
6.875% 11/15/28	19,325	17,417
6.9% 5/1/19	14,150	14,274
8.375% 3/15/12	7,330	7,779
Telecom Italia Capital SA:
4.95% 9/30/14	2,973	3,055
5.25% 10/1/15	2,367	2,407
6.999% 6/4/18	6,391	6,859
7.175% 6/18/19	712	771
7.2% 7/18/36	1,849	1,807
Telefonica Emisiones SAU:
5.134% 4/27/20	713	710
5.462% 2/16/21	3,562	3,615
6.421% 6/20/16	684	759
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	2,149
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
6.25% 4/1/37	$ 3,729	$ 3,876
Verizon New England, Inc. 6.5% 9/15/11	826	852
Verizon New York, Inc. 6.875% 4/1/12	2,460	2,609
Wind Acquisition Finance SA:
7.25% 2/15/18 (g)	1,860	1,920
11.75% 7/15/17 (g)	6,720	7,694
		141,223
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 3.625% 3/30/15	999	1,027
Clearwire Escrow Corp. 12% 12/1/15 (g)	4,000	4,310
Crown Castle International Corp. 9% 1/15/15	2,955	3,310
Digicel Group Ltd.:
8.875% 1/15/15 (g)	6,915	7,201
12% 4/1/14 (g)	3,990	4,668
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	6,306	6,783
5.875% 10/1/19	6,223	6,744
6.35% 3/15/40	1,699	1,733
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (g)	2,455	2,701
9.5% 6/15/16	4,745	5,006
11.5% 6/15/16	665	710
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (g)	870	892
8.875% 1/15/15	6,980	7,189
Muzak LLC 15% 7/31/14 pay-in-kind	3,566	2,798
Nextel Communications, Inc.:
5.95% 3/15/14	830	834
6.875% 10/31/13	4,380	4,416
7.375% 8/1/15	11,630	11,659
Vodafone Group PLC:
5% 12/16/13	2,129	2,314
5.5% 6/15/11	1,626	1,649
		75,944
TOTAL TELECOMMUNICATION SERVICES		217,167
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - 0.9%
Electric Utilities - 0.5%
Alabama Power Co. 3.375% 10/1/20	$ 2,739	$ 2,583
Ameren Illinois Co. 6.125% 11/15/17	243	270
AmerenUE 6.4% 6/15/17	2,769	3,138
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,812	4,183
Commonwealth Edison Co. 1.625% 1/15/14	3,030	3,022
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (g)	7,663	7,929
Edison International 3.75% 9/15/17	3,169	3,145
Edison Mission Energy 7% 5/15/17	510	414
EDP Finance BV:
4.9% 10/1/19 (g)	1,300	1,183
6% 2/2/18 (g)	2,212	2,173
Enel Finance International SA 5.7% 1/15/13 (g)	282	299
FirstEnergy Corp. 7.375% 11/15/31	5,609	6,114
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,266	1,332
6.05% 8/15/21	3,924	4,104
Intergen NV 9% 6/30/17 (g)	7,015	7,576
IPALCO Enterprises, Inc. 7.25% 4/1/16 (g)	3,670	3,982
Kentucky Utilities Co.:
3.25% 11/1/20 (g)	401	375
5.125% 11/1/40 (g)	2,863	2,775
LG&E and KU Energy LLC:
2.125% 11/15/15 (g)	3,576	3,427
3.75% 11/15/20 (g)	704	665
Louisville Gas & Electric Co. 5.125% 11/15/40 (g)	859	836
Mirant Americas Generation LLC:
8.3% 5/1/11	6,000	6,038
8.5% 10/1/21	6,695	7,063
Nevada Power Co.:
6.5% 5/15/18	5,100	5,850
6.5% 8/1/18	531	611
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (g)	3,645	4,119
Pennsylvania Electric Co. 6.05% 9/1/17	450	491
Pepco Holdings, Inc. 2.7% 10/1/15	3,363	3,308
Progress Energy, Inc.:
4.4% 1/15/21	5,862	5,830
6% 12/1/39	3,060	3,211
7.1% 3/1/11	3,137	3,137
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Sierra Pacific Power Co. 5.45% 9/1/13	$ 527	$ 574
Tampa Electric Co.:
5.4% 5/15/21 (g)	1,883	2,030
6.15% 5/15/37	3,871	4,189
		105,976
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	260	281
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	979
		1,260
Independent Power Producers & Energy Traders - 0.2%
AES Corp. 7.75% 10/15/15	4,660	5,033
Calpine Corp. 7.875% 1/15/23 (g)	12,985	13,310
Duke Capital LLC 5.668% 8/15/14	1,905	2,093
Energy Future Holdings Corp.:
10.25% 1/15/20 (g)	7,720	8,029
10.875% 11/1/17	3,291	2,732
12% 11/1/17 pay-in-kind (l)	2,480	1,922
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10% 12/1/20	1,464	1,523
Exelon Generation Co. LLC:
4% 10/1/20	6,689	6,224
5.35% 1/15/14	900	973
GenOn Escrow Corp.:
9.5% 10/15/18 (g)	2,325	2,430
9.875% 10/15/20 (g)	2,325	2,435
TXU Corp.:
5.55% 11/15/14	1,575	1,043
6.5% 11/15/24	3,915	1,830
6.55% 11/15/34	2,965	1,342
		50,919
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,866	1,962
Dominion Resources, Inc.:
6.3% 9/30/66 (l)	13,469	13,166
7.5% 6/30/66 (l)	1,102	1,146
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
DTE Energy Co. 7.05% 6/1/11	$ 912	$ 926
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,521	2,703
6.5% 9/15/37	1,418	1,576
National Grid PLC 6.3% 8/1/16	376	429
NiSource Finance Corp.:
5.25% 9/15/17	497	526
5.4% 7/15/14	1,249	1,358
5.45% 9/15/20	598	623
6.25% 12/15/40	1,190	1,228
6.4% 3/15/18	1,230	1,381
6.8% 1/15/19	2,710	3,122
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	2,776	2,773
		32,919
TOTAL UTILITIES		191,074
TOTAL NONCONVERTIBLE BONDS		2,188,280
TOTAL CORPORATE BONDS (Cost $2,048,386)		2,221,271
U.S. Government and Government Agency Obligations - 9.1%

U.S. Government Agency Obligations - 0.2%
Tennessee Valley Authority 3.875% 2/15/21	28,100	28,277
U.S. Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	103,387	107,900
2.125% 2/15/41	19,918	20,580
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		128,480
U.S. Treasury Obligations - 8.3%
U.S. Treasury Bonds:
3.875% 8/15/40	20,914	18,777
4.25% 11/15/40	79,883	76,613
4.375% 11/15/39	33,590	32,960
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.75% 2/15/41	$ 5,488	$ 5,722
U.S. Treasury Notes:
1% 10/31/11	120,000	120,623
1% 1/15/14	168,865	168,324
1.25% 2/15/14	415,125	416,163
1.375% 11/30/15	31,422	30,492
2.125% 12/31/15	116,620	116,948
2.125% 2/29/16	46,888	46,866
2.625% 8/15/20 (j)	245,694	230,876
3.125% 4/30/17	375,000	387,071
3.625% 2/15/21	29,566	30,079
TOTAL U.S. TREASURY OBLIGATIONS		1,681,514
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,863,763)		1,838,271
U.S. Government Agency - Mortgage Securities - 4.4%

Fannie Mae - 3.3%
2.59% 6/1/36 (l)	171	179
3% 1/1/26	9,999	9,746
3.5% 1/1/26 to 11/1/40	103,821	99,129
3.5% 3/1/26 (h)(i)	18,000	18,038
3.536% 7/1/37 (l)	498	521
4% 4/1/24 to 12/1/40	16,862	16,674
4% 3/1/26 (h)(i)	13,000	13,360
4% 3/1/41 (h)(i)	10,000	9,861
4% 3/1/41 (h)(i)	11,000	10,847
4.5% 6/1/24 to 11/1/40	24,760	25,310
4.5% 3/1/26 (h)	1,500	1,572
4.5% 3/1/41 (h)	40,400	41,173
4.5% 3/1/41 (h)	8,000	8,153
4.5% 3/1/41 (h)	13,000	13,249
4.5% 3/1/41 (h)	1,000	1,019
4.5% 3/1/41 (h)	13,000	13,249
4.5% 3/1/41 (h)(i)	12,500	12,739
4.5% 3/1/41 (h)(i)	7,000	7,134
5% 6/1/24 to 8/1/40 (i)	70,810	74,629
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 3/1/41 (h)(i)	$ 33,000	$ 34,562
5% 3/1/41 (h)(i)	18,000	18,852
5% 3/1/41 (h)(i)	17,000	17,805
5.5% 6/1/33 to 3/1/40	80,740	86,401
5.5% 3/1/41 (h)	21,000	22,447
6% 2/1/23 to 9/1/39	44,032	47,875
6% 3/1/41 (h)(i)	63,500	69,018
6.5% 8/1/36	3,504	3,936
TOTAL FANNIE MAE		677,478
Freddie Mac - 0.5%
3.352% 10/1/35 (l)	238	252
4.5% 4/1/40	951	972
4.5% 3/1/41 (h)	17,000	17,308
4.5% 3/1/41 (h)	12,000	12,218
5% 3/1/19 to 9/1/40	36,948	38,936
5.5% 10/1/38	12,582	13,430
6% 7/1/37 to 8/1/37	1,614	1,757
6% 3/1/41 (h)	4,000	4,345
6.5% 11/1/34 to 3/1/36	10,526	11,835
TOTAL FREDDIE MAC		101,053
Ginnie Mae - 0.6%
4% 1/15/25 to 10/20/25	12,200	12,752
4.5% 2/15/39 to 10/15/40	45,303	46,880
4.5% 6/15/39	612	634
5% 3/1/41 (h)(i)	16,000	16,987
5% 3/1/41 (h)(i)	10,000	10,617
5% 3/1/41 (h)(i)	9,000	9,555
5.5% 12/15/38 to 9/15/39	2,369	2,577
6% 2/15/34	9,074	10,029
6.5% 3/15/34	4,614	5,223
TOTAL GINNIE MAE		115,254
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $890,530)		893,785
Asset-Backed Securities - 0.4%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7315% 4/25/35 (l)	$ 1,300	$ 973
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0115% 3/25/34 (l)	44	44
Class M2, 1.9115% 3/25/34 (l)	334	272
Series 2005-HE2 Class M2, 0.7115% 4/25/35 (l)	129	122
Series 2006-OP1:
Class M4, 0.6315% 4/25/36 (l)	129	1
Class M5, 0.6515% 4/25/36 (l)	8	0*
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.742% 10/20/14 (l)	40	7
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (g)	2,460	2,523
Series 2011-1 Class A2, 2.15% 1/15/16	4,540	4,533
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	539	553
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9615% 12/25/33 (l)	73	62
Series 2004-R2 Class M3, 0.8115% 4/25/34 (l)	101	26
Series 2005-R2 Class M1, 0.7115% 4/25/35 (l)	1,567	1,346
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.04% 3/25/34 (l)	36	29
Series 2004-W11 Class M2, 0.9615% 11/25/34 (l)	426	316
Series 2004-W7 Class M1, 0.8115% 5/25/34 (l)	1,108	766
Series 2006-W4 Class A2C, 0.4215% 5/25/36 (l)	1,059	379
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0865% 4/25/34 (l)	2,026	1,646
Series 2006-HE2 Class M1, 0.6315% 3/25/36 (l)	181	5
Axon Financial Funding Ltd. 2.025% 4/4/17 (d)(g)(l)	4,820	0*
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0528% 12/1/41 (l)	469	468
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3128% 12/26/24 (l)	1,233	1,116
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (l)	96	96
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	95	95
Class C, 5.31% 6/15/12	1,132	1,147
Series 2007-1 Class C, 5.38% 11/15/12	403	418
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Trust Ltd. Series 2004-1:
Class A2, 0.712% 7/20/39 (g)(l)	$ 347	$ 260
Class B, 1.012% 7/20/39 (g)(l)	200	92
Class C, 1.362% 7/20/39 (g)(l)	258	39
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	445	452
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5615% 7/25/36 (l)	4,366	277
Series 2006-NC2 Class M7, 1.1115% 6/25/36 (l)	323	1
Series 2006-NC4 Class M1, 0.5615% 10/25/36 (l)	2,725	206
Series 2006-RFC1 Class M9, 2.1315% 5/25/36 (l)	141	9
Series 2007-RFC1 Class A3, 0.4015% 12/25/36 (l)	1,368	514
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (g)	1,277	1,278
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	9,250	9,450
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.5315% 10/25/35 (l)	1,664	1,618
Series 2007-AMC4 Class M1, 0.5315% 5/25/37 (l)	581	91
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3215% 6/25/47 (l)	48	47
Series 2007-4 Class A1A, 0.36% 9/25/37 (l)	344	329
Series 2007-5 Class 2A1, 0.3615% 9/25/47 (l)	3,851	3,759
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	251	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2315% 4/25/34 (l)	121	50
Series 2004-4 Class M2, 1.0565% 6/25/34 (l)	446	256
Series 2005-3 Class MV1, 0.6815% 8/25/35 (l)	645	617
Series 2005-AB1 Class A2, 0.4715% 8/25/35 (l)	76	75
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (g)	201	204
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6842% 5/28/35 (l)	30	22
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4365% 8/25/34 (l)	221	127
Series 2006-3 Class 2A3, 0.4215% 11/25/36 (l)	4,507	1,668
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0865% 3/25/34 (l)	18	5
Series 2006-FF14 Class A2, 0.3215% 10/25/36 (l)	1,172	1,143
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	392	398
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8158% 6/15/13 (l)	$ 586	$ 585
Series 2010-1 Class A, 1.9158% 12/15/14 (g)(l)	2,790	2,845
Series 2010-5 Class A1, 1.5% 9/15/15	4,990	4,948
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	42	43
Series 2007-1:
Class A4, 5.03% 2/16/15	177	178
Class C, 5.43% 2/16/15	426	425
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7515% 1/25/35 (l)	720	356
Class M4, 0.9415% 1/25/35 (l)	276	88
Series 2006-D Class M1, 0.4915% 11/25/36 (l)	205	7
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (g)(l)	2,160	1,274
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)	894	711
GE Business Loan Trust:
Series 2003-1 Class A, 0.6958% 4/15/31 (g)(l)	188	175
Series 2006-2A:
Class A, 0.4458% 11/15/34 (g)(l)	1,311	1,088
Class B, 0.5458% 11/15/34 (g)(l)	474	308
Class C, 0.6458% 11/15/34 (g)(l)	787	393
Class D, 1.0158% 11/15/34 (g)(l)	300	72
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7028% 6/25/42 (l)	512	426
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	27	27
Class C, 5.74% 12/15/14	24	24
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9115% 6/25/34 (l)	2,032	1,421
Series 2007-HE1 Class M1, 0.5115% 3/25/47 (l)	820	47
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3415% 5/25/30 (g)(l)	61	31
Series 2006-3:
Class B, 0.6615% 9/25/46 (g)(l)	497	249
Class C, 0.8115% 9/25/46 (g)(l)	1,159	278
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5815% 8/25/33 (l)	302	219
Series 2003-3 Class M1, 1.5515% 8/25/33 (l)	593	493
Series 2003-5 Class A2, 0.9615% 12/25/33 (l)	25	18
Series 2005-5 Class 2A2, 0.5115% 11/25/35 (l)	69	68
Series 2006-1 Class 2A3, 0.4865% 4/25/36 (l)	986	960
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2006-8 Class 2A1, 0.3115% 3/25/37 (l)	$ 4	$ 4
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.552% 3/20/36 (l)	556	463
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4515% 1/25/37 (l)	1,137	477
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5615% 7/25/36 (l)	2,497	103
Series 2007-CH1:
Class AV4, 0.3915% 11/25/36 (l)	1,136	976
Class MV1, 0.4915% 11/25/36 (l)	923	611
Series 2007-CH3 Class M1, 0.5615% 3/25/37 (l)	397	20
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6328% 12/27/29 (l)	569	489
Series 2006-A Class 2C, 1.4528% 3/27/42 (l)	2,016	371
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	1,026	1,038
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3415% 6/25/34 (l)	72	45
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)	11	10
Class C, 5.691% 10/20/28 (g)	5	5
Class D, 6.01% 10/20/28 (g)	58	47
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5215% 10/25/36 (l)	407	23
Series 2007-HE1 Class M1, 0.5615% 5/25/37 (l)	596	31
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0115% 7/25/34 (l)	127	84
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	75	76
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9115% 7/25/34 (l)	436	342
Series 2006-FM1 Class A2B, 0.3715% 4/25/37 (l)	1,527	1,396
Series 2006-MLN1 Class A2A, 0.3315% 7/25/37 (l)	10	10
Series 2006-OPT1 Class A1A, 0.5215% 6/25/35 (l)	2,331	1,913
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6015% 8/25/34 (l)	44	36
Series 2005-NC1 Class M1, 0.7015% 1/25/35 (l)	303	214
Series 2005-NC2 Class B1, 1.4315% 3/25/35 (l)	316	48
Series 2007-HE2 Class M1, 0.5115% 1/25/37 (l)	3,212	88
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (n)	1,364	188
Series 2006-1 Class AIO, 5.5% 4/25/11 (n)	188	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-2 Class AIO, 6% 8/25/11 (n)	$ 160	$ 3
Series 2006-3 Class AIO, 7.1% 1/25/12 (n)	258	12
Series 2006-4:
Class A1, 0.2915% 3/25/25 (l)	97	96
Class AIO, 6.35% 2/27/12 (n)	819	44
Class D, 1.3615% 5/25/32 (l)	1,544	36
Series 2007-1 Class AIO, 7.27% 4/25/12 (n)	1,101	83
Series 2007-2 Class AIO, 6.7% 7/25/12 (n)	936	78
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7715% 9/25/35 (l)	1,083	717
Series 2005-D Class M2, 0.7315% 2/25/36 (l)	593	55
Ocala Funding LLC:
Series 2005-1A Class A, 1.73535% 3/20/49 (d)(g)	429	0
Series 2006-1A Class A, 1.662% 3/20/49 (d)(g)(l)	892	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3515% 5/25/37 (l)	46	46
Series 2007-6 Class 2A1, 0.3215% 7/25/37 (l)	102	100
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5115% 9/25/34 (l)	405	257
Class M4, 1.7115% 9/25/34 (l)	519	242
Series 2005-WCH1:
Class M2, 0.7815% 1/25/36 (l)	1,817	1,684
Class M3, 0.8215% 1/25/36 (l)	363	257
Class M4, 1.0915% 1/25/36 (l)	1,120	462
Series 2005-WHQ2:
Class M7, 1.5115% 5/25/35 (l)	1,328	33
Class M9, 2.1415% 5/25/35 (l)	19	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8158% 3/15/15 (g)(l)	2,497	2,496
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4915% 12/25/36 (l)	271	8
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3315% 2/25/37 (l)	42	42
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0615% 4/25/33 (l)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0565% 3/25/35 (l)	1,158	960
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9815% 1/25/36 (l)	51	2
Series 2006-FR4 Class A2A, 0.3415% 8/25/36 (l)	445	178
Series 2007-NC1 Class A2A, 0.3115% 12/25/36 (l)	137	135
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4106% 3/20/19 (FGIC Insured) (g)(l)	$ 557	$ 525
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2516% 6/15/33 (l)	965	86
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (g)	455	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4115% 9/25/34 (l)	54	22
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)	583	600
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1215% 9/25/34 (l)	22	17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8628% 4/6/42 (g)(l)	1,488	45
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)	208	210
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	674	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7658% 8/15/15 (g)(l)	6,374	6,352
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(g)	6	0*
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1031% 10/25/44 (g)(l)	1,358	611
TOTAL ASSET-BACKED SECURITIES (Cost $81,382)		83,293
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.6%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7331% 4/12/56 (g)(l)	1,084	1,076
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6983% 4/10/49 (l)	51	25
Class C, 5.6983% 4/10/49 (l)	135	58
Class D, 5.6983% 4/10/49 (l)	67	24
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (g)	3,304	3,366
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9055% 1/25/34 (l)	1,376	1,299
Series 2004-1 Class 2A2, 3.2375% 10/25/34 (l)	1,460	1,325
Series 2004-A Class 2A2, 2.9991% 2/25/34 (l)	789	705
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (l)	$ 103	$ 93
Class 2A2, 3.0527% 3/25/34 (l)	859	827
Series 2004-D Class 2A2, 2.9567% 5/25/34 (l)	1,283	1,178
Series 2004-G Class 2A7, 3.0214% 8/25/34 (l)	1,184	1,068
Series 2004-H Class 2A1, 3.1667% 9/25/34 (l)	1,062	962
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (g)(l)(n)	34,857	2,545
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5415% 1/25/35 (l)	1,638	1,362
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4264% 10/12/41 (g)(l)(n)	2,557	29
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.9853% 2/25/37 (l)	373	371
Series 2007-A2 Class 2A1, 3.0618% 7/25/37 (l)	3,699	3,706
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0995% 12/10/49 (l)	912	964
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.4204% 8/25/34 (l)	911	904
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,019	459
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7648% 7/16/34 (g)(l)	680	679
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9234% 11/25/34 (l)	161	151
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (l)	1,333	1,288
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4631% 10/18/54 (g)(l)	2,608	2,592
Class C2, 0.7731% 10/18/54 (g)(l)	874	866
Class M2, 0.5531% 10/18/54 (g)(l)	1,499	1,471
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7825% 11/20/56 (g)(l)	2,161	2,109
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.363% 12/20/54 (l)	142	92
Series 2006-1A Class C2, 1.463% 12/20/54 (g)(l)	4,917	3,164
Series 2006-2 Class C1, 0.733% 12/20/54 (l)	4,095	2,635
Series 2006-3 Class C2, 0.763% 12/20/54 (l)	853	549
Series 2006-4:
Class B1, 0.353% 12/20/54 (l)	3,154	2,602
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class C1, 0.643% 12/20/54 (l)	$ 1,928	$ 1,241
Class M1, 0.433% 12/20/54 (l)	829	626
Series 2007-1:
Class 1C1, 0.863% 12/20/54 (l)	1,671	1,075
Class 1M1, 0.563% 12/20/54 (l)	1,114	841
Class 2C1, 1.223% 12/20/54 (l)	760	489
Class 2M1, 0.763% 12/20/54 (l)	1,431	1,080
Series 2007-2 Class 2C1, 0.694% 12/17/54 (l)	1,981	1,275
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7531% 1/20/44 (l)	326	245
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.9085% 4/25/35 (l)	547	474
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.482% 5/19/35 (l)	278	186
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (l)	32	32
Class A3, 5.447% 6/12/47 (l)	1,730	1,791
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9004% 8/25/36 (l)	1,917	1,602
Series 2004-A3 Class 4A1, 4.29% 7/25/34 (l)	1,045	1,013
Series 2004-A5 Class 2A1, 2.6869% 12/25/34 (l)	1,248	1,163
Series 2006-A2 Class 5A1, 2.9739% 11/25/33 (l)	2,814	2,706
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	410	441
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4715% 5/25/47 (l)	767	529
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4915% 10/25/36 (l)	278	1
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4315% 2/25/37 (l)	1,357	976
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.436% 6/15/22 (g)(l)	188	177
Class C, 0.456% 6/15/22 (g)(l)	1,165	1,034
Class D, 0.466% 6/15/22 (g)(l)	448	383
Class E, 0.476% 6/15/22 (g)(l)	717	604
Class F, 0.506% 6/15/22 (g)(l)	1,164	963
Class G, 0.576% 6/15/22 (g)(l)	269	219
Class H, 0.596% 6/15/22 (g)(l)	538	429
Class J, 0.636% 6/15/22 (g)(l)	628	473
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.7866% 8/25/34 (l)	$ 1,393	$ 1,329
Series 2005-A2 Class A7, 2.6496% 2/25/35 (l)	1,172	1,096
Series 2006-A6 Class A4, 3.1889% 10/25/33 (l)	1,134	1,092
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (l)	3,905	4,118
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5515% 7/25/35 (l)	1,733	1,420
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5615% 3/25/37 (l)	2,236	146
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.81% 10/25/35 (l)	703	615
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.614% 7/10/35 (g)(l)	1,236	1,005
Class B6, 3.114% 7/10/35 (g)(l)	263	202
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	725	762
Series 2004-SL3 Class A1, 7% 8/25/16	40	39
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7115% 6/25/33 (g)(l)	311	255
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	129	128
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (l)	30	22
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3732% 4/25/33 (l)	415	402
Series 2003-20 Class 1A1, 5.5% 7/25/33	315	322
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (l)	2,485	1,769
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.38% 7/25/36 (l)	8,058	8,031
Series 2006-5 Class A1, 0.3815% 10/25/46 (l)	3,021	2,989
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.7159% 8/25/33 (l)	708	673
Series 2005-AR3 Class A2, 2.7112% 3/25/35 (l)	1,892	1,702
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.8554% 12/25/34 (l)	633	633
Series 2004-H Class A1, 4.5271% 6/25/34 (l)	1,158	1,138
Series 2004-W Class A9, 2.7616% 11/25/34 (l)	3,939	3,794
Series 2005-AR10 Class 2A2, 2.833% 6/25/35 (l)	519	503
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR12:
Class 2A5, 2.8181% 7/25/35 (l)	$ 9,917	$ 9,421
Class 2A6, 2.8181% 7/25/35 (l)	436	413
Series 2005-AR2 Class 2A2, 2.8076% 3/25/35 (l)	1,946	1,820
Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (l)	758	692
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $78,566)		109,143
Commercial Mortgage Securities - 1.6%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0685% 2/14/43 (l)	671	714
Class A3, 7.1185% 2/14/43 (l)	724	782
Class A6, 7.4385% 2/14/43 (l)	1,067	1,134
Class PS1, 1.4561% 2/14/43 (l)(n)	2,713	64
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7218% 5/10/45 (l)	1,065	1,146
Series 2006-5:
Class A2, 5.317% 9/10/47	3,484	3,569
Class A3, 5.39% 9/10/47	1,272	1,314
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,892
Series 2007-2 Class A1, 5.421% 4/10/49	169	172
Series 2007-4 Class A3, 5.8093% 2/10/51 (l)	910	960
Series 2006-6 Class E, 5.619% 10/10/45 (g)	527	151
Series 2007-3:
Class A3, 5.6579% 6/10/49 (l)	1,523	1,588
Class A4, 5.6579% 6/10/49 (l)	1,901	2,030
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	1,997	2,128
Series 2004-2:
Class A3, 4.05% 11/10/38	189	192
Class A4, 4.153% 11/10/38	1,157	1,194
Series 2005-1 Class A3, 4.877% 11/10/42	831	833
Series 2006-1 Class A1, 5.219% 9/10/45 (l)	241	241
Series 2007-1 Class A2, 5.381% 1/15/49	2,550	2,595
Series 2001-3 Class H, 6.562% 4/11/37 (g)	510	516
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2001-PB1:
Class J, 7.166% 5/11/35 (g)	$ 228	$ 225
Class K, 6.15% 5/11/35 (g)	424	404
Series 2005-3 Series A3B, 5.09% 7/10/43 (l)	2,833	2,941
Series 2007-1 Class B, 5.543% 1/15/49	549	441
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5758% 3/15/22 (g)(l)	392	384
Class D, 0.6258% 3/15/22 (g)(l)	397	369
Class E, 0.6658% 3/15/22 (g)(l)	328	298
Class F, 0.7358% 3/15/22 (g)(l)	467	416
Class G, 0.7958% 3/15/22 (g)(l)	303	264
Series 2006-BIX1:
Class C, 0.4458% 10/15/19 (g)(l)	586	565
Class D, 0.4758% 10/15/19 (g)(l)	716	669
Class E, 0.5058% 10/15/19 (g)(l)	663	603
Class F, 0.5758% 10/15/19 (g)(l)	1,987	1,749
Class G, 0.5958% 10/15/19 (g)(l)	935	785
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1115% 12/25/33 (g)(l)	58	42
Series 2004-1:
Class A, 0.6215% 4/25/34 (g)(l)	984	871
Class B, 2.1615% 4/25/34 (g)(l)	110	62
Class M1, 0.8215% 4/25/34 (g)(l)	89	68
Class M2, 1.4615% 4/25/34 (g)(l)	82	57
Series 2004-2:
Class A, 0.6915% 8/25/34 (g)(l)	807	702
Class M1, 0.8415% 8/25/34 (g)(l)	139	103
Series 2004-3:
Class A1, 0.6315% 1/25/35 (g)(l)	1,816	1,562
Class A2, 0.6815% 1/25/35 (g)(l)	261	195
Class M1, 0.7615% 1/25/35 (g)(l)	313	226
Class M2, 1.2615% 1/25/35 (g)(l)	149	101
Series 2005-2A:
Class A1, 0.5715% 8/25/35 (g)(l)	1,272	1,037
Class M1, 0.6915% 8/25/35 (g)(l)	69	46
Class M2, 0.7415% 8/25/35 (g)(l)	114	71
Class M3, 0.7615% 8/25/35 (g)(l)	63	38
Class M4, 0.8715% 8/25/35 (g)(l)	58	33
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class A1, 0.5815% 11/25/35 (g)(l)	$ 522	$ 426
Class A2, 0.6615% 11/25/35 (g)(l)	471	372
Class M1, 0.7015% 11/25/35 (g)(l)	62	41
Class M2, 0.7515% 11/25/35 (g)(l)	78	49
Class M3, 0.7715% 11/25/35 (g)(l)	70	41
Class M4, 0.8615% 11/25/35 (g)(l)	87	47
Series 2005-4A:
Class A2, 0.6515% 1/25/36 (g)(l)	1,203	939
Class B1, 1.6615% 1/25/36 (g)(l)	104	40
Class M1, 0.7115% 1/25/36 (g)(l)	388	258
Class M2, 0.7315% 1/25/36 (g)(l)	116	73
Class M3, 0.7615% 1/25/36 (g)(l)	170	97
Class M4, 0.8715% 1/25/36 (g)(l)	94	49
Class M5, 0.9115% 1/25/36 (g)(l)	94	45
Class M6, 0.9615% 1/25/36 (g)(l)	100	41
Series 2006-1:
Class A2, 0.6215% 4/25/36 (g)(l)	185	148
Class M1, 0.6415% 4/25/36 (g)(l)	66	43
Class M2, 0.6615% 4/25/36 (g)(l)	70	43
Class M3, 0.6815% 4/25/36 (g)(l)	60	34
Class M4, 0.7815% 4/25/36 (g)(l)	34	18
Class M5, 0.8215% 4/25/36 (g)(l)	33	16
Class M6, 0.9015% 4/25/36 (g)(l)	66	30
Series 2006-2A:
Class A1, 0.4915% 7/25/36 (g)(l)	2,787	2,229
Class A2, 0.5415% 7/25/36 (g)(l)	165	126
Class B1, 1.1315% 7/25/36 (g)(l)	62	22
Class B3, 2.9615% 7/25/36 (g)(l)	94	24
Class M1, 0.5715% 7/25/36 (g)(l)	174	99
Class M2, 0.5915% 7/25/36 (g)(l)	122	65
Class M3, 0.6115% 7/25/36 (g)(l)	102	49
Class M4, 0.6815% 7/25/36 (g)(l)	69	29
Class M5, 0.7315% 7/25/36 (g)(l)	84	35
Class M6, 0.8015% 7/25/36 (g)(l)	126	45
Series 2006-3A:
Class B1, 1.0615% 10/25/36 (g)(l)	112	20
Class B2, 1.6115% 10/25/36 (g)(l)	80	12
Class B3, 2.8615% 10/25/36 (g)(l)	131	16
Class M4, 0.6915% 10/25/36 (g)(l)	123	46
Class M5, 0.7415% 10/25/36 (g)(l)	148	49
Class M6, 0.8215% 10/25/36 (g)(l)	289	72
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class A1, 0.4915% 12/25/36 (g)(l)	$ 630	$ 507
Class A2, 0.5315% 12/25/36 (g)(l)	3,082	2,312
Class B1, 0.9615% 12/25/36 (g)(l)	98	17
Class B2, 1.5115% 12/25/36 (g)(l)	101	16
Class B3, 2.7115% 12/25/36 (g)(l)	171	20
Class M1, 0.5515% 12/25/36 (g)(l)	205	119
Class M2, 0.5715% 12/25/36 (g)(l)	136	74
Class M3, 0.6015% 12/25/36 (g)(l)	139	69
Class M4, 0.6615% 12/25/36 (g)(l)	166	73
Class M5, 0.7015% 12/25/36 (g)(l)	152	64
Class M6, 0.7815% 12/25/36 (g)(l)	136	50
Series 2007-1:
Class A2, 0.5315% 3/25/37 (g)(l)	645	458
Class B1, 0.9315% 3/25/37 (g)(l)	206	41
Class B2, 1.4115% 3/25/37 (g)(l)	149	24
Class B3, 3.6115% 3/25/37 (g)(l)	408	45
Class M1, 0.5315% 3/25/37 (g)(l)	181	87
Class M2, 0.5515% 3/25/37 (g)(l)	136	58
Class M3, 0.5815% 3/25/37 (g)(l)	121	46
Class M4, 0.6315% 3/25/37 (g)(l)	98	34
Class M5, 0.6815% 3/25/37 (g)(l)	151	47
Class M6, 0.7615% 3/25/37 (g)(l)	211	53
Series 2007-2A:
Class A1, 0.5315% 7/25/37 (g)(l)	585	433
Class A2, 0.5815% 7/25/37 (g)(l)	549	269
Class B1, 1.8615% 7/25/37 (g)(l)	170	22
Class B2, 2.5115% 7/25/37 (g)(l)	147	18
Class B3, 3.6115% 7/25/37 (g)(l)	164	15
Class M1, 0.6315% 7/25/37 (g)(l)	193	61
Class M2, 0.6715% 7/25/37 (g)(l)	105	31
Class M3, 0.7515% 7/25/37 (g)(l)	106	26
Class M4, 0.9115% 7/25/37 (g)(l)	211	38
Class M5, 1.0115% 7/25/37 (g)(l)	186	28
Class M6, 1.2615% 7/25/37 (g)(l)	236	33
Series 2007-3:
Class A2, 0.5515% 7/25/37 (g)(l)	663	444
Class B1, 1.2115% 7/25/37 (g)(l)	148	19
Class B2, 1.8615% 7/25/37 (g)(l)	370	37
Class B3, 4.2615% 7/25/37 (g)(l)	197	16
Class M1, 0.5715% 7/25/37 (g)(l)	132	60
Class M2, 0.6015% 7/25/37 (g)(l)	141	49
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M3, 0.6315% 7/25/37 (g)(l)	$ 221	$ 66
Class M4, 0.7615% 7/25/37 (g)(l)	348	98
Class M5, 0.8615% 7/25/37 (g)(l)	182	40
Class M6, 1.0615% 7/25/37 (g)(l)	138	28
Series 2007-4A:
Class B1, 2.8115% 9/25/37 (g)(l)	224	7
Class B2, 3.7115% 9/25/37 (g)(l)	811	20
Class M1, 1.2115% 9/25/37 (g)(l)	215	32
Class M2, 1.3115% 9/25/37 (g)(l)	215	26
Class M4, 1.8615% 9/25/37 (g)(l)	548	49
Class M5, 2.0115% 9/25/37 (g)(l)	548	38
Class M6, 2.2115% 9/25/37 (g)(l)	548	33
Series 2004-1 Class IO, 1.25% 4/25/34 (g)(n)	2,029	71
Series 2007-5A Class IO, 3.047% 10/25/37 (g)(l)(n)	4,857	577
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7058% 3/15/19 (g)(l)	611	511
Class H, 0.9158% 3/15/19 (g)(l)	411	306
Class J, 1.1158% 3/15/19 (g)(l)	309	219
Series 2007-BBA8:
Class D, 0.5158% 3/15/22 (g)(l)	452	370
Class E, 0.5658% 3/15/22 (g)(l)	2,347	1,807
Class F, 0.6158% 3/15/22 (g)(l)	1,440	1,037
Class G, 0.6658% 3/15/22 (g)(l)	369	255
Class H, 0.8158% 3/15/22 (g)(l)	452	285
Class J, 0.9658% 3/15/22 (g)(l)	452	226
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	245	249
Series 2004-PWR3 Class A3, 4.487% 2/11/41	526	535
Series 2006-T24 Class A1, 4.905% 10/12/41 (l)	439	443
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,680	2,820
Series 2007-PW16:
Class A4, 5.7174% 6/11/40 (l)	534	581
Class AAB, 5.7174% 6/11/40 (l)	4,740	5,069
Series 2007-PW17 Class A1, 5.282% 6/11/50	414	421
Series 2007-PW18:
Class A2, 5.613% 6/11/50	320	332
Class A4, 5.7% 6/11/50	4,380	4,733
Series 2007-T26 Class A1, 5.145% 1/12/45 (l)	158	161
Series 2003-PWR2 Class X2, 0.5297% 5/11/39 (g)(l)(n)	6,436	20
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW13 Class A3, 5.518% 9/11/41	$ 3,219	$ 3,372
Series 2006-PW14 Class X2, 0.6525% 12/11/38 (g)(l)(n)	10,396	186
Series 2006-T22 Class A4, 5.514% 4/12/38 (l)	114	125
Series 2007-PW16:
Class B, 5.7174% 6/11/40 (g)(l)	146	98
Class C, 5.7174% 6/11/40 (g)(l)	122	68
Class D, 5.7174% 6/11/40 (g)(l)	122	63
Series 2007-PW18 Class X2, 0.3155% 6/11/50 (g)(l)(n)	79,526	958
Series 2007-T28:
Class A1, 5.422% 9/11/42	88	89
Class X2, 0.1785% 9/11/42 (g)(l)(n)	39,180	295
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (g)(l)	543	219
C-BASS Trust floater Series 2006-SC1 Class A, 0.5315% 5/25/36 (g)(l)	651	485
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	1,072	1,139
Class XCL, 2.1173% 5/15/35 (g)(l)(n)	9,716	214
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.574% 8/15/21 (g)(l)	326	318
Class G, 0.594% 8/15/21 (g)(l)	405	379
Class H, 0.634% 8/15/21 (g)(l)	324	292
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	6,330	6,831
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (g)	1,379	1,247
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)	1,149	1,150
Class A2, 5.6981% 12/10/49 (l)	1,210	1,256
Class A4, 5.6981% 12/10/49 (l)	3,035	3,289
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	714	721
Class A4, 5.322% 12/11/49	4,053	4,272
Series 2007-CD4:
Class A3, 5.293% 12/11/49	888	914
Class C, 5.476% 12/11/49	1,717	601
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8155% 5/15/46 (l)	$ 912	$ 977
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	1,505
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4958% 4/15/17 (g)(l)	2,493	2,318
Class C, 0.5358% 4/15/17 (g)(l)	734	675
Class D, 0.5758% 4/15/17 (g)(l)	721	656
Class E, 0.6358% 4/15/17 (g)(l)	230	204
Class F, 0.6758% 4/15/17 (g)(l)	130	112
Class G, 0.8158% 4/15/17 (g)(l)	130	107
Class H, 0.8858% 4/15/17 (g)(l)	130	100
Class J, 1.1158% 4/15/17 (g)(l)	100	70
Series 2005-FL11:
Class C, 0.5658% 11/15/17 (g)(l)	696	661
Class D, 0.6058% 11/15/17 (g)(l)	36	34
Class E, 0.6558% 11/15/17 (g)(l)	128	118
Class F, 0.7158% 11/15/17 (g)(l)	141	128
Class G, 0.7658% 11/15/17 (g)(l)	98	88
Series 2006-CN2A:
Class A2FL, 0.483% 2/5/19 (g)(l)	1,390	1,365
Class AJFL, 0.523% 2/5/19 (l)	640	622
Series 2006-FL12 Class AJ, 0.3958% 12/15/20 (g)(l)	1,300	1,203
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (l)	9	9
Series 2006-C8 Class A3, 5.31% 12/10/46	2,599	2,701
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (g)	1,592	1,592
Class AJFX, 5.478% 2/5/19 (g)	2,940	2,935
Series 2007-C9 Class A4, 5.8148% 12/10/49 (l)	2,018	2,205
Series 2004-LBN2 Class X2, 0.8571% 3/10/39 (g)(l)(n)	2,244	0*
Series 2006-C8:
Class B, 5.44% 12/10/46	1,579	1,043
Class XP, 0.4911% 12/10/46 (l)(n)	13,819	168
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,107	1,184
Series 2007-C2:
Class A2, 5.448% 1/15/49 (l)	6,452	6,561
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A3, 5.542% 1/15/49 (l)	$ 1,824	$ 1,916
Series 2007-C3 Class A4, 5.7203% 6/15/39 (l)	549	584
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,191	5,434
Series 2006-C5 Class ASP, 0.6744% 12/15/39 (l)(n)	8,413	152
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	825	869
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6158% 4/15/22 (g)(l)	3,254	2,538
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	912	934
Series 2002-CP5 Class A1, 4.106% 12/15/35	82	83
Series 2004-C1:
Class A3, 4.321% 1/15/37	153	155
Class A4, 4.75% 1/15/37	425	447
Series 2001-CK6 Class AX, 0.8911% 8/15/36 (l)(n)	2,268	9
Series 2001-CKN5 Class AX, 1.9441% 9/15/34 (g)(l)(n)	6,413	25
Series 2006-C1 Class A3, 5.5457% 2/15/39 (l)	4,815	5,093
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4158% 2/15/22 (g)(l)	345	311
Class C:
0.4358% 2/15/22 (g)(l)	1,416	1,246
0.5358% 2/15/22 (g)(l)	506	425
Class F, 0.5858% 2/15/22 (g)(l)	1,011	829
Series 2007-C1:
Class ASP, 0.4157% 2/15/40 (l)(n)	17,074	166
Class B, 5.487% 2/15/40 (g)(l)	1,394	209
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	325	325
Class G, 6.936% 3/15/33 (g)	600	602
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,514	5,811
Series 2001-1 Class X1, 0.9778% 5/15/33 (g)(l)(n)	3,327	36
Series 2007-C1 Class XP, 0.2003% 12/10/49 (l)(n)	20,609	109
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.6179% 12/10/41 (l)(n)	2,661	12
Series 2005-C1 Class X2, 0.5542% 5/10/43 (l)(n)	3,473	26
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.453% 11/5/21 (g)(l)	$ 343	$ 324
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	1,824	1,911
Series 2007-GG9 Class A4, 5.444% 3/10/39	2,652	2,833
Series 2005-GG3 Class XP, 0.6927% 8/10/42 (g)(l)(n)	15,265	101
Series 2006-GG7 Class A3, 5.8829% 7/10/38 (l)	2,404	2,536
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (g)(n)	21,003	186
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.503% 6/6/20 (g)(l)	46	44
Class D, 0.543% 6/6/20 (g)(l)	218	201
Class E, 0.633% 6/6/20 (g)(l)	252	227
Class F, 0.703% 6/6/20 (g)(l)	634	558
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (g)(l)	1,144	1,116
Class D, 2.3636% 3/6/20 (g)(l)	2,144	2,086
Class F, 2.8433% 3/6/20 (g)(l)	94	91
Class G, 3.0177% 3/6/20 (g)(l)	47	45
Class H, 3.5846% 3/6/20 (g)(l)	42	40
Class J, 4.4568% 3/6/20 (g)(l)	60	56
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	283	286
Series 2005-GG4 Class XP, 0.7101% 7/10/39 (g)(l)(n)	16,612	148
Series 2006-GG6 Class A2, 5.506% 4/10/38	3,361	3,366
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,368	1,386
Series 2007-GG10:
Class A1, 5.69% 8/10/45	55	56
Class A2, 5.778% 8/10/45	435	446
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-CB8 Class X2, 1.1472% 1/12/39 (g)(l)(n)	2,037	0*
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4358% 11/15/18 (g)(l)	594	558
Class C, 0.4758% 11/15/18 (g)(l)	422	396
Class D, 0.4958% 11/15/18 (g)(l)	186	175
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2:
Class E, 0.5458% 11/15/18 (g)(l)	$ 268	$ 236
Class F, 0.5958% 11/15/18 (g)(l)	402	346
Class G, 0.6258% 11/15/18 (g)(l)	349	293
Class H, 0.7658% 11/15/18 (g)(l)	268	217
sequential payer:
Series 2006-CB14 Class A3B, 5.4864% 12/12/44 (l)	2,712	2,834
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	625
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)	433	448
Class A3, 5.336% 5/15/47	380	404
Series 2007-CB19 Class A4, 5.7447% 2/12/49 (l)	3,198	3,444
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (l)	2,560	2,649
Series 2007-LDP10 Class A1, 5.122% 1/15/49	14	14
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,063	2,110
Class A3, 5.412% 1/15/49	2,510	2,668
Series 2005-CB13 Class E, 5.3502% 1/12/43 (g)(l)	461	48
Series 2005-LDP3 Class A3, 4.959% 8/15/42	6,659	6,931
Series 2006-CB17 Class A3, 5.45% 12/12/43	260	269
Series 2007-CB19:
Class B, 5.7447% 2/12/49 (l)	78	46
Class C, 5.7447% 2/12/49 (l)	204	104
Class D, 5.7447% 2/12/49 (l)	214	100
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)	174	111
Class CS, 5.466% 1/15/49 (l)	75	41
Class ES, 5.5411% 1/15/49 (g)(l)	472	120
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (g)	308	309
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.948% 7/15/44 (l)	743	802
Series 1998-C1 Class D, 6.98% 2/18/30	273	273
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.065% 4/25/21 (g)(l)	42	28
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	8	8
Series 2006-C1 Class A2, 5.084% 2/15/31	231	231
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C6:
Class A1, 5.23% 9/15/39	$ 78	$ 79
Class A2, 5.262% 9/15/39 (l)	1,591	1,607
Series 2006-C7:
Class A1, 5.279% 11/15/38	38	39
Class A2, 5.3% 11/15/38	1,003	1,020
Class A3, 5.347% 11/15/38	679	727
Series 2007-C1:
Class A1, 5.391% 2/15/40 (l)	90	91
Class A4, 5.424% 2/15/40	2,738	2,938
Series 2007-C2 Class A3, 5.43% 2/15/40	1,980	2,113
Series 2001-C3 Class B, 6.512% 6/15/36	1,763	1,790
Series 2001-C7 Class D, 6.514% 11/15/33	1,003	1,026
Series 2004-C2 Class XCP, 1.0355% 3/15/36 (g)(l)(n)	15,387	6
Series 2005-C3 Class XCP, 0.7544% 7/15/40 (l)(n)	2,823	23
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (l)(n)	4,202	69
Series 2007-C1 Class XCP, 0.4772% 2/15/40 (l)(n)	1,566	20
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,140	1,231
Series 2007-C7:
Class A3, 5.866% 9/15/45	972	1,049
Class XCP, 0.2848% 9/15/45 (l)(n)	69,986	689
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4958% 9/15/21 (g)(l)	292	263
Class E, 0.5558% 9/15/21 (g)(l)	1,054	927
Class F, 0.6058% 9/15/21 (g)(l)	868	738
Class G, 0.6258% 9/15/21 (g)(l)	1,714	1,389
Class H, 0.6658% 9/15/21 (g)(l)	442	345
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,619	1,660
Merrill Lynch Mortgage Trust:
sequential payer Series 2004-MKB1 Class A2, 4.353% 2/12/42	49	49
Series 2005-CKI1 Class A3, 5.2412% 11/12/37 (l)	1,498	1,526
Series 2005-LC1 Class F, 5.3853% 1/12/44 (g)(l)	793	405
Series 2006-C1 Class A2, 5.6109% 5/12/39 (l)	1,078	1,111
Series 2007-C1 Class A4, 5.8261% 6/12/50 (l)	3,452	3,748
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	2,085
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3813% 12/12/49 (l)	416	406
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-1 CLass A3, 5.4839% 2/12/39 (l)	$ 970	$ 1,008
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	784	833
Series 2007-5:
Class A3, 5.364% 8/12/48	356	366
Class A4, 5.378% 8/12/48	36	38
Class B, 5.479% 2/12/17	2,736	1,202
Series 2007-6:
Class A1, 5.175% 3/12/51	31	31
Class A4, 5.485% 3/12/51 (l)	7,400	7,771
Series 2007-7 Class A4, 5.7439% 6/12/50 (l)	3,192	3,395
Series 2007-8 Class A1, 4.622% 8/12/49	179	181
Series 2006-4 Class XP, 0.6112% 12/12/49 (l)(n)	17,894	344
Series 2007-6 Class B, 5.635% 3/12/51 (l)	912	447
Series 2007-7 Class B, 5.75% 6/12/50	79	18
Series 2007-8 Class A3, 5.9645% 8/12/49 (l)	787	852
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.466% 7/15/19 (g)(l)	272	141
Series 2007-XCLA Class A1, 0.466% 7/17/17 (g)(l)	1,479	1,331
Series 2007-XLFA:
Class C, 0.426% 10/15/20 (g)(l)	523	439
Class D, 0.456% 10/15/20 (g)(l)	507	380
Class E, 0.516% 10/15/20 (g)(l)	634	412
Class F, 0.566% 10/15/20 (g)(l)	380	190
Class G, 0.606% 10/15/20 (g)(l)	470	188
Class H, 0.696% 10/15/20 (g)(l)	296	30
Class J, 0.846% 10/15/20 (g)(l)	338	17
Class MHRO, 0.956% 10/15/20 (g)(l)	369	118
Class MJPM, 1.266% 10/15/20 (g)(l)	21	16
Class MSTR, 0.966% 10/15/20 (g)(l)	214	69
Class NHRO, 1.156% 10/15/20 (g)(l)	558	123
Class NSTR, 1.116% 10/15/20 (g)(l)	197	43
sequential payer:
Series 2003-IQ5 Class X2, 0.9108% 4/15/38 (g)(l)(n)	2,511	12
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,354	1,389
Series 2006-T23 Class A1, 5.682% 8/12/41	122	122
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	82	82
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-HQ11:
Class A31, 5.439% 2/12/44 (l)	$ 462	$ 480
Series 2007-IQ13 Class A1, 5.05% 3/15/44	172	174
Series 2007-IQ14 Class A1, 5.38% 4/15/49	335	341
Series 2007-T25 Class A1, 5.391% 11/12/49	160	163
Series 2003-IQ6 Class X2, 0.5897% 12/15/41 (g)(l)(n)	5,397	27
Series 2005-IQ9 Class X2, 1.0924% 7/15/56 (g)(l)(n)	9,646	93
Series 2006-HQ10 Class X2, 0.4925% 11/12/41 (g)(l)(n)	6,608	61
Series 2006-HQ8 Class A3, 5.442% 3/12/44 (l)	1,415	1,432
Series 2006-IQ11:
Class A3, 5.6957% 10/15/42 (l)	1,435	1,490
Class A4, 5.7317% 10/15/42 (l)	274	300
Series 2006-IQ12 Class B, 5.468% 12/15/43	912	593
Series 2006-T23 Class A3, 5.803% 8/12/41 (l)	466	497
Series 2007-HQ11 Class B, 5.538% 2/20/44 (l)	1,654	1,241
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	1,368	1,449
Class AAB, 5.654% 4/15/49	2,650	2,805
Class B, 5.7308% 4/15/49 (l)	224	123
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	84	86
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (g)	567	572
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4658% 1/15/18 (g)(l)	969	930
Series 2006-WL7A:
Class E, 0.544% 9/15/21 (g)(l)	1,239	964
Class F, 0.604% 8/11/18 (g)(l)	1,426	956
Class G, 0.624% 8/11/18 (g)(l)	1,351	829
Class J, 0.864% 8/11/18 (g)(l)	300	140
Series 2007-WHL8:
Class AP1, 0.9658% 6/15/20 (g)(l)	98	69
Class AP2, 1.0658% 6/15/20 (g)(l)	163	106
Class F, 0.7458% 6/15/20 (g)(l)	3,171	2,061
Class LXR1, 0.9658% 6/15/20 (g)(l)	112	94
Class LXR2, 1.0658% 6/15/20 (g)(l)	2,162	1,708
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	1,345	1,355
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C8 Class A3, 4.445% 11/15/35	$ 3,972	$ 4,026
Series 2006-C27 Class A2, 5.624% 7/15/45	742	749
Series 2006-C29:
Class A1, 5.11% 11/15/48	284	286
Class A3, 5.313% 11/15/48	2,422	2,532
Series 2007-C30:
Class A1, 5.031% 12/15/43	4	4
Class A3, 5.246% 12/15/43	783	805
Class A4, 5.305% 12/15/43	268	274
Class A5, 5.342% 12/15/43	976	1,018
Series 2007-C31:
Class A1, 5.14% 4/15/47	7	7
Class A4, 5.509% 4/15/47	2,061	2,170
Series 2007-C32:
Class A2, 5.7406% 6/15/49 (l)	3,184	3,319
Class A3, 5.7456% 6/15/49 (l)	1,548	1,650
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(l)	433	428
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (g)(l)	701	673
Class 180B, 5.5782% 10/15/41 (g)(l)	319	300
Series 2005-C19 Class B, 4.892% 5/15/44	912	843
Series 2005-C22:
Class B, 5.3619% 12/15/44 (l)	2,022	1,809
Class F, 5.3619% 12/15/44 (g)(l)	1,521	861
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)	5,005	5,341
Series 2006-C29 Class E, 5.516% 11/15/48 (l)	912	492
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	2,736	1,416
Class D, 5.513% 12/15/43 (l)	1,459	593
Class XP, 0.4403% 12/15/43 (g)(l)(n)	10,129	123
Series 2007-C31 Class C, 5.6933% 4/15/47 (l)	251	129
Series 2007-C31A Class A2, 5.421% 4/15/47	8,776	9,077
Series 2007-C32:
Class D, 5.7456% 6/15/49 (l)	685	368
Class E, 5.7456% 6/15/49 (l)	1,080	456
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.8994% 2/15/51 (l)	$ 604	$ 651
Series 2007-C33 Class B, 5.8994% 2/15/51 (l)	1,534	1,131
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $246,724)		316,184
Municipal Securities - 0.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 1/1/35 (l)	1,700	1,659
California Gen. Oblig.:
6.2% 3/1/19	4,027	4,259
7.5% 4/1/34	3,750	4,013
7.55% 4/1/39	800	863
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	4,050	4,037
5.665% 3/1/18 (h)	3,000	3,006
5.877% 3/1/19 (h)	2,675	2,682
TOTAL MUNICIPAL SECURITIES (Cost $20,096)		20,519
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $1,850)	1,794	1,887
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $134)	143	152
Floating Rate Loans - 1.0%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Ford Motor Co. term loan 3.02% 12/15/13 (l)	3,278	3,274
Hotels, Restaurants & Leisure - 0.0%
Fantasy Springs Resort Casino term loan 12% 8/6/12 (l)	8,120	6,781
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.27% 3/6/14 (l)	$ 3,716	$ 3,707
Hicks Sports Group LLC Tranche 2LN, term loan 8.75% 12/22/11 (d)(l)	2,750	3
Newsday LLC term loan 10.5% 8/1/13	7,000	7,447
Tribune Co. Tranche X, term loan 7.0838% 3/17/09 (d)(l)	1,188	831
Univision Communications, Inc. term loan 4.5115% 3/31/17 (l)	11,293	11,010
		22,998
Specialty Retail - 0.1%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (l)	4,970	5,001
GNC Corp. term loan 3.2957% 9/16/13 (l)	764	758
Michaels Stores, Inc.:
Tranche B1, term loan 2.5841% 10/31/13 (l)	1,111	1,108
Tranche B2, term loan 4.8341% 7/31/16 (l)	1,495	1,504
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (l)	4,965	5,009
		13,380
TOTAL CONSUMER DISCRETIONARY		46,433
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (l)	945	954
FINANCIALS - 0.1%
Commercial Banks - 0.0%
CIT Group, Inc. Tranche 3LN, term loan 6.25% 8/11/15 (l)	2,798	2,843
Diversified Financial Services - 0.0%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	5,405	5,541
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Realogy Corp. term loan:
4.5106% 10/10/16 (l)	$ 1,437	$ 1,369
4.5615% 10/10/16 (l)	11,568	11,019
		12,388
TOTAL FINANCIALS		20,772
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Genoa Healthcare Group LLC Tranche 2, term loan 10.75% 2/4/13 (l)	2,500	2,100
Golden Gate National Senior Care LLC:
Tranche 1LN, term loan 3.0115% 3/14/11 (l)	786	784
Tranche 2LN, term loan 8.0115% 9/14/11 (l)	6,000	5,850
National Renal Institutes, Inc. Tranche B, term loan 8.5% 3/31/13 (l)	11,474	11,704
Sheridan Healthcare, Inc. Tranche 2LN, term loan 6.0605% 6/15/15 (l)	17,840	17,305
Sunquest Information Systems, Inc. Tranche 2 LN, term loan 9.75% 6/16/17 (l)	2,250	2,295
		40,038
INDUSTRIALS - 0.1%
Air Freight & Logistics - 0.0%
CEVA Group PLC:
Credit-Linked Deposit 3.3028% 11/4/13 (l)	222	219
term loan:
3.2615% 11/4/13 (l)	2,202	2,169
3.2615% 11/4/13 (l)	266	262
		2,650
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.514% 4/30/14 (l)	8,272	8,106
US Airways Group, Inc. term loan 2.7615% 3/23/14 (l)	4,593	4,225
		12,331
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.3125% 2/7/15 (l)	$ 985	$ 941
TOTAL INDUSTRIALS		15,922
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Avaya, Inc.:
term loan 3.0605% 10/27/14 (l)	1,807	1,755
Tranche B 3LN, term loan 4.8105% 10/26/17 (l)	3,630	3,562
SafeNet, Inc. Tranche 2LN, term loan 6.2615% 4/12/15 (l)	7,500	7,444
		12,761
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 6.0528% 6/11/15 (l)	23,730	23,166
SS&C Technologies, Inc. term loan 2.3009% 11/23/12 (l)	347	347
		23,513
TOTAL INFORMATION TECHNOLOGY		36,274
MATERIALS - 0.0%
Chemicals - 0.0%
Arizona Chemical term loan 6.75% 11/19/16 (l)	223	225
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Asurion Corp.:
Tranche 2LN, term loan 6.764% 7/3/15 (l)	4,637	4,614
Tranche B 2LN, term loan 6.75% 3/31/15 (l)	6,455	6,528
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	1,646	1,664
		12,806
UTILITIES - 0.2%
Electric Utilities - 0.1%
Bicent Power LLC Tranche 2LN, term loan 4.31% 12/31/14 (l)	810	158
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7657% 10/10/14 (l)	$ 3,426	$ 2,887
Tranche B2, term loan 3.7874% 10/10/14 (l)	7,306	6,147
Tranche B3, term loan 3.7657% 10/10/14 (l)	15,475	13,018
		22,210
Independent Power Producers & Energy Traders - 0.1%
Nebraska Energy, Inc. Tranche 2LN, term loan 4.8125% 5/1/14 (l)	12,400	11,532
TOTAL UTILITIES		33,742
TOTAL FLOATING RATE LOANS (Cost $198,770)		207,166
Bank Notes - 0.0%

National City Bank, Cleveland 0.3959% 3/1/13 (l)	930	924
Wachovia Bank NA 6% 11/15/17	3,066	3,436
TOTAL BANK NOTES (Cost $4,239)		4,360
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (l)	975	881
MUFG Capital Finance 1 Ltd. 6.346% (l)	2,739	2,821
		3,702
TOTAL PREFERRED SECURITIES (Cost $2,649)		3,702
Fixed-Income Funds - 6.8%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (m)	2,529,627	274,237
Fidelity Mortgage Backed Securities Central Fund (m)	10,435,622	1,092,610
TOTAL FIXED-INCOME FUNDS (Cost $1,313,539)		1,366,847
Money Market Funds - 5.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	954,120,187	$ 954,120
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	76,985,312	76,985
TOTAL MONEY MARKET FUNDS (Cost $1,031,105)		1,031,105
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $15,751)	$ 15,751	15,751
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $17,175,593)		20,684,562
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(521,194)
NET ASSETS - 100%		$ 20,163,368
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $2,560,000) (k)

	Sept. 2037	$ 8,950	$ (8,365)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $2,398,000) (k)	Sept. 2037	7,335	(6,856)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $566,000) (k)	Sept. 2037	1,682	(1,572)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $2,398,000) (k)

	Sept. 2037	$ 7,335	$ (6,856)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $2,332,000) (k)	Sept. 2037	7,133	(6,667)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $2,025,000) (k)	Sept. 2037	6,123	(5,724)
		$ 38,558	$ (36,040)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $798,473,000 or 4.0% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $40,078,000.

(k) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(o) Affiliated company.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,813,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	3/9/10	$ 660
Legend Pictures Holdings LLC unit	9/23/10	$ 35,000
RDA Holding Co. warrants 2/19/14	2/27/07 - 6/21/07	$ 9,292
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$15,751,000 due 3/01/11 at 0.18%
BNP Paribas Securities Corp.	$ 7,415
Barclays Capital, Inc.	5,442
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,894
$ 15,751
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 786
Fidelity Corporate Bond 1-10 Year Central Fund	9,378
Fidelity Mortgage Backed Securities Central Fund	13,914
Fidelity Securities Lending Cash Central Fund	578
Total	$ 24,656
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 517,102	$ -	$ 239,305*	$ 274,237	41.7%
Fidelity Mortgage Backed Securities Central Fund	818,951	286,217	-	1,092,610	11.0%
Total	$ 1,336,053	$ 286,217	$ 239,305	$ 1,366,847
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CareView Communications, Inc.	$ 16,382	$ -	$ -	$ -	$ 15,772
Neurocrine Biosciences, Inc.	12,570	13,417	5,422	-	25,189
Total	$ 28,952	$ 13,417	$ 5,422	$ -	$ 40,961
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,455,622	$ 1,412,951	$ 7,403	$ 35,268
Consumer Staples	1,142,337	1,085,301	57,036	-
Energy	1,910,158	1,901,412	8,746	-
Financials	1,793,980	1,767,211	26,769	-
Health Care	1,300,283	1,300,283	-	-
Industrials	1,697,176	1,697,101	-	75
Information Technology	2,436,704	2,382,907	52,803	994
Materials	634,477	506,659	127,818	-
Telecommunication Services	109,080	109,080	-	-
Utilities	91,309	91,309	-	-
Corporate Bonds	2,221,271	-	2,220,272	999
U.S. Government and Government Agency Obligations	1,838,271	-	1,838,271	-
U.S. Government Agency - Mortgage Securities	893,785	-	893,785	-
Asset-Backed Securities	83,293	-	73,808	9,485
Collateralized Mortgage Obligations	109,143	-	106,344	2,799
Commercial Mortgage Securities	316,184	-	284,840	31,344
Municipal Securities	20,519	-	20,519	-
Foreign Government and Government Agency Obligations	1,887	-	1,887	-
Supranational Obligations	152	-	152	-
Floating Rate Loans	207,166	-	205,066	2,100
Bank Notes	4,360	-	4,360	-
Preferred Securities	3,702	-	3,702	-
Fixed-Income Funds	1,366,847	1,366,847	-	-
Money Market Funds	1,031,105	1,031,105	-	-
Cash Equivalents	15,751	-	15,751	-
Total Investments in Securities:	$ 20,684,562	$ 14,652,166	$ 5,949,332	$ 83,064
Derivative Instruments:
Liabilities
Swap Agreements	$ (36,040)	$ -	$ (36,040)	$ -
Other Financial Instruments:
Forward Commitments	$ (2,305)	$ -	$ (2,305)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 78,422
Total Realized Gain (Loss)	1,007
Total Unrealized Gain (Loss)	5,956
Cost of Purchases	37,966
Proceeds of Sales	(3,583)
Amortization/Accretion	427
Transfers in to Level 3	6,404
Transfers out of Level 3	(43,535)
Ending Balance	$ 83,064
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 5,775

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (36,040)
Total Value of Derivatives	$ -	$ (36,040)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	20.0%
AAA,AA,A	5.0%
BBB	2.8%
BB	1.8%
B	4.0%
CCC,CC,C	1.8%
Not Rated	0.4%
Equities	62.4%
Short-Term Investments and Net Other Assets	1.8%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.7%
Canada	1.7%
United Kingdom	1.3%
Switzerland	1.2%
Germany	1.1%
Others (Individually Less Than 1%)	8.0%
100.0%
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $1,645,096,000 of which $859,077,000 and $786,019,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2011
Assets
Investment in securities, at value (including securities loaned of $75,950 and repurchase agreements of $15,751) - See accompanying schedule: Unaffiliated issuers (cost $14,794,370)	$ 18,245,649
Fidelity Central Funds (cost $2,344,644)	2,397,952
Other affiliated issuers (cost $36,579)	40,961
Total Investments (cost $17,175,593)		$ 20,684,562
Commitment to sell securities on a delayed delivery basis	(393,922)
Receivable for securities sold on a delayed delivery basis	391,617	(2,305)
Receivable for investments sold		269,894
Cash		557
Foreign currency held at value (cost $2)		2
Receivable for swap agreements		5
Receivable for fund shares sold		13,684
Dividends receivable		17,288
Interest receivable		50,081
Distributions receivable from Fidelity Central Funds		1,211
Prepaid expenses		38
Other receivables		874
Total assets		21,035,891
Liabilities
Payable for investments purchased Regular delivery	$ 338,770
Delayed delivery	389,096
Payable for swap agreements	639
Payable for fund shares redeemed	20,457
Unrealized depreciation on swap agreements	36,040
Accrued management fee	6,808
Other affiliated payables	2,724
Other payables and accrued expenses	1,004
Collateral on securities loaned, at value	76,985
Total liabilities		872,523
Net Assets		$ 20,163,368
Net Assets consist of:
Paid in capital		$ 17,781,130
Undistributed net investment income		94,424
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,186,430)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,474,244
Net Assets		$ 20,163,368

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2011

Puritan: Net Asset Value, offering price and redemption price per share ($17,013,607 ÷ 909,634 shares)	$ 18.70

Class K: Net Asset Value, offering price and redemption price per share ($3,149,761 ÷ 168,410 shares)	$ 18.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2011

Investment Income
Dividends		$ 80,026
Interest		136,820
Income from Fidelity Central Funds		24,656
Total income		241,502

Expenses
Management fee	$ 39,007
Transfer agent fees	15,170
Accounting and security lending fees	982
Custodian fees and expenses	246
Independent trustees' compensation	54
Appreciation in deferred trustee compensation account	1
Registration fees	60
Audit	130
Legal	103
Miscellaneous	100
Total expenses before reductions	55,853
Expense reductions	(338)	55,515
Net investment income (loss)		185,987
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	683,252
Fidelity Central Funds	18,783
Other affiliated issuers	601
Foreign currency transactions	(3,365)
Swap agreements	(4,323)
Total net realized gain (loss)		694,948
Change in net unrealized appreciation (depreciation) on: Investment securities	2,495,602
Assets and liabilities in foreign currencies	(44)
Swap agreements	3,673
Delayed delivery commitments	(2,385)
Total change in net unrealized appreciation (depreciation)		2,496,846
Net gain (loss)		3,191,794
Net increase (decrease) in net assets resulting from operations		$ 3,377,781

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 185,987	$ 457,109
Net realized gain (loss)	694,948	1,031,992
Change in net unrealized appreciation (depreciation)	2,496,846	(142,516)
Net increase (decrease) in net assets resulting from operations	3,377,781	1,346,585
Distributions to shareholders from net investment income	(215,840)	(441,719)
Distributions to shareholders from net realized gain	(3,264)	(11,495)
Total distributions	(219,104)	(453,214)
Share transactions - net increase (decrease)	(329,109)	(1,140,096)
Total increase (decrease) in net assets	2,829,568	(246,725)

Net Assets
Beginning of period	17,333,800	17,580,525
End of period (including undistributed net investment income of $94,424 and undistributed net investment income of $124,277, respectively)	$ 20,163,368	$ 17,333,800

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Puritan

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 H	2006 L
Selected Per-Share Data
Net asset value, beginning of period	$ 15.81	$ 15.06	$ 17.07	$ 20.54	$ 19.69	$ 19.34	$ 19.13
Income from Investment Operations
Net investment income (loss) D	.17	.40	.45	.50	.59	.06	.55
Net realized and unrealized gain (loss)	2.92	.75	(2.00)	(1.80)	1.70	.29	.80
Total from investment operations	3.09	1.15	(1.55)	(1.30)	2.29	.35	1.35
Distributions from net investment income	(.20)	(.39)	(.44)	(.55)	(.59)	-	(.55)
Distributions from net realized gain	- I	(.01)	(.02)	(1.62)	(.85)	-	(.59)
Total distributions	(.20)	(.40)	(.46) K	(2.17)	(1.44)	-	(1.14)
Net asset value, end of period	$ 18.70	$ 15.81	$ 15.06	$ 17.07	$ 20.54	$ 19.69	$ 19.34
Total Return B, C	19.65%	7.61%	(8.76)%	(7.35)%	12.18%	1.81%	7.36%
Ratios to Average Net Assets E, G
Expenses before reductions	.60% A	.61%	.67%	.61%	.60%	.63% A	.62%
Expenses net of fee waivers, if any	.60% A	.61%	.67%	.61%	.60%	.62% A	.62%
Expenses net of all reductions	.60% A	.61%	.67%	.60%	.59%	.62% A	.61%
Net investment income (loss)	1.93% A	2.48%	3.30%	2.72%	2.91%	3.97% A	2.90%
Supplemental Data
Net assets, end of period (in millions)	$ 17,014	$ 15,054	$ 16,111	$ 21,427	$ 25,719	$ 23,955	$ 23,558
Portfolio turnover rate F	149% A, J	104%	116% J	115%	70% J	78% A	44%

A Annualized. B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the one month period ended August 31. The fund changed its fiscal year end from July 31 to August 31, effective August 31, 2006. I Amount represents less than $.01 per share. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. K Total distributions of $.46 per share is comprised of distributions from net investment income of $.442 and distributions from net realized gain of $.015 per share. L For the period ended July 31.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class K

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.80	$ 15.06	$ 17.07	$ 18.22
Income from Investment Operations
Net investment income (loss) D	.18	.42	.46	.14
Net realized and unrealized gain (loss)	2.93	.74	(1.99)	(1.16)
Total from investment operations	3.11	1.16	(1.53)	(1.02)
Distributions from net investment income	(.21)	(.41)	(.47)	(.13)
Distributions from net realized gain	-I	(.01)	(.02)	-
Total distributions	(.21)	(.42)	(.48) K	(.13)
Net asset value, end of period	$ 18.70	$ 15.80	$ 15.06	$ 17.07
Total Return B, C	19.80%	7.69%	(8.59)%	(5.60)%
Ratios to Average Net Assets E, H
Expenses before reductions	.48% A	.48%	.50%	.48% A
Expenses net of fee waivers, if any	.48% A	.48%	.50%	.48% A
Expenses net of all reductions	.47% A	.47%	.50%	.48% A
Net investment income (loss)	2.05% A	2.61%	3.47%	3.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,150	$ 2,280	$ 1,469	$ 9
Portfolio turnover rate F	149% A, J	104%	116%J	115%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. K Total distributions of $.48 per share is comprised of distributions from net investment income of $.468 and distributions from net realized gain of $.015 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, foreign currency transactions, defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds) , deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,610,840
Gross unrealized depreciation	(210,596)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,400,244

Tax cost	$ 17,284,318

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (3,849)	$ 3,673
Interest Rate Risk
Swap Agreements	(474)	-
Totals (a)	$ (4,323)	$ 3,673

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

5. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $38,558 representing 0.19% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities including the Fixed-Income Central Funds, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $6,360,151 and $6,970,276, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Puritan	$ 14,474.18
Class K	696.05
	$ 15,170

* Annualized

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $139 for the period.

Exchange In-Kind. During the period, the Fund redeemed in-kind 2,207 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invests, valued at $239,305 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $18,783 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $33 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $36. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $578 (including $11 from securities loaned to FCM).

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $337 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010
From net investment income
Puritan	$ 184,631	$ 395,626
Class K	31,209	46,093
Total	$ 215,840	$ 441,719
From net realized gain
Puritan	$ 2,823	$ 10,418
Class K	441	1,077
Total	$ 3,264	$ 11,495

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Puritan
Shares sold	40,825	76,931	$ 722,985	$ 1,241,703
Reinvestment of distributions	10,231	24,218	177,511	385,575
Shares redeemed	(93,897)	(218,263)	(1,663,763)	(3,516,873)
Net increase (decrease)	(42,841)	(117,114)	$ (763,267)	$ (1,889,595)
Class K
Shares sold	35,385	67,219	$ 633,047	$ 1,078,159
Reinvestment of distributions	1,823	2,954	31,650	47,170
Shares redeemed	(13,056)	(23,457)	(230,539)	(375,830)
Net increase (decrease)	24,152	46,716	$ 434,158	$ 749,499

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at February 28, 2011, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian, agent banks, and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 19, 2011

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

PUR-USAN-0411
1.789289.107

Fidelity®

Puritan®

Fund -
Class K

Semiannual Report

February 28, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Puritan	.60%
Actual		$ 1,000.00	$ 1,196.50	$ 3.27
HypotheticalA		$ 1,000.00	$ 1,021.82	$ 3.01
Class K	.48%
Actual		$ 1,000.00	$ 1,198.00	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.41	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.7	2.4
Exxon Mobil Corp.	2.1	1.4
General Electric Co.	1.6	1.6
Citigroup, Inc.	1.6	1.2
JPMorgan Chase & Co.	1.5	1.4
	9.5
Top Five Bond Issuers as of February 28, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.5	11.9
Fannie Mae	7.3	7.4
Ginnie Mae	1.7	1.4
Freddie Mac	1.5	1.2
Citigroup, Inc.	0.4	0.5
	19.4
Top Five Market Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	12.9	14.1
Information Technology	12.8	13.1
Energy	10.9	8.2
Industrials	9.3	8.2
Consumer Discretionary	9.3	8.8
Asset Allocation (% of fund's net assets)
As of February 28, 2011*		As of August 31, 2010**
	Stocks 62.1%		Stocks 57.7%
	Bonds 34.6%		Bonds 39.8%
	Convertible Securities 0.5%		Convertible Securities 0.5%
	Other Investments 1.0%		Other Investments 1.4%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	13.3%	** Foreign investments	7.5%

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments February 28, 2011

Showing Percentage of Net Assets

Common Stocks - 61.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.6%
Auto Components - 0.1%
Delphi Corp. Class B (a)	315	$ 6,584
TRW Automotive Holdings Corp. (a)	145,100	8,242
		14,826
Automobiles - 0.5%
Bayerische Motoren Werke AG (BMW)	729,291	59,157
General Motors Co.	1,424,200	47,753
		106,910
Hotels, Restaurants & Leisure - 0.8%
Country Style Cooking Restaurant Chain Co. Ltd. ADR (f)	16,300	347
Las Vegas Sands Corp. (a)	522,700	24,379
McDonald's Corp.	403,700	30,552
Starbucks Corp.	449,700	14,831
Starwood Hotels & Resorts Worldwide, Inc.	710,700	43,424
Vail Resorts, Inc. (a)	812,527	39,651
		153,184
Household Durables - 0.3%
Lennar Corp. Class A	1,800,200	36,292
Stanley Black & Decker, Inc.	428,020	32,457
		68,749
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	265,500	46,008
E-Commerce China Dangdang, Inc. ADR (f)	847,000	21,556
		67,564
Media - 2.6%
Comcast Corp. Class A (special) (non-vtg.)	5,342,700	129,934
Discovery Communications, Inc. (a)	620,000	26,728
Gestevision Telecinco SA	3,529,920	44,300
HMH Holdings, Inc. (a)(p)	155,914	819
Legend Pictures Holdings LLC unit (a)(p)	46,667	35,000
RDA Holding Co. warrants 2/19/14 (a)(p)	30,365	0*
The Walt Disney Co.	3,282,790	143,589
Time Warner, Inc.	1,532,300	58,534
Vertis Holdings, Inc. (a)	30,518	0
Vertis Holdings, Inc. (a)	1,934	22
Virgin Media, Inc.	3,160,400	86,089
		525,015
Multiline Retail - 0.2%
PPR SA	287,500	43,643
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.7%
China ZhengTong Auto Services Holdings Ltd.	3,194,000	$ 2,932
Guess?, Inc.	598,000	27,083
Home Depot, Inc.	2,586,300	96,909
Lumber Liquidators Holdings, Inc. (a)	350,000	8,148
		135,072
Textiles, Apparel & Luxury Goods - 1.1%
Phillips-Van Heusen Corp.	919,700	55,191
Polo Ralph Lauren Corp. Class A	1,293,000	163,836
Vera Bradley, Inc.	19,700	677
		219,704
TOTAL CONSUMER DISCRETIONARY		1,334,667
CONSUMER STAPLES - 5.7%
Beverages - 2.0%
Anheuser-Busch InBev SA NV	1,021,245	57,036
Carlsberg AS Series B	179,200	19,073
Dr Pepper Snapple Group, Inc.	1,126,975	40,639
The Coca-Cola Co.	4,436,900	283,607
		400,355
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	1,173,800	87,789
Droga Raia SA	864,006	12,307
Drogasil SA	5,059,200	38,618
Walgreen Co.	2,023,000	87,677
		226,391
Food Products - 0.6%
Archer Daniels Midland Co.	1,804,500	67,091
Green Mountain Coffee Roasters, Inc. (a)	964,500	39,332
Mead Johnson Nutrition Co. Class A	99,000	5,925
		112,348
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	775,200	73,187
Inter Parfums, Inc.	950,000	17,167
L'Oreal SA	132,500	15,403
Prestige Brands Holdings, Inc. (a)	2,182,251	24,048
		129,805
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.4%
Lorillard, Inc.	155,500	$ 11,938
Philip Morris International, Inc.	4,165,340	261,500
		273,438
TOTAL CONSUMER STAPLES		1,142,337
ENERGY - 9.4%
Energy Equipment & Services - 2.8%
Aker Drilling ASA (a)	5,396,000	20,045
Baker Hughes, Inc.	789,300	56,080
Halliburton Co.	581,700	27,305
National Oilwell Varco, Inc.	842,500	67,038
Noble Corp.	1,972,400	88,186
Oceaneering International, Inc. (a)	490,800	41,046
Schlumberger Ltd.	1,771,600	165,503
Transocean Ltd. (a)	1,115,000	94,362
		559,565
Oil, Gas & Consumable Fuels - 6.6%
Apache Corp.	740,600	92,294
BP PLC sponsored ADR	1,526,100	73,970
Chesapeake Energy Corp.	1,287,600	45,851
Chevron Corp.	1,339,800	139,004
Cimarex Energy Co.	260,600	30,263
CVR Energy, Inc. (a)	1,148,700	21,710
EXCO Resources, Inc.	3,316,400	67,887
Exxon Mobil Corp.	5,041,917	431,235
Kinder Morgan Holding Co. LLC	69,500	2,120
Knightsbridge Tankers Ltd. (f)	426,100	10,393
LINN Energy LLC	200,300	7,778
Marathon Oil Corp.	1,902,800	94,379
Massey Energy Co.	386,100	24,452
Occidental Petroleum Corp.	587,858	59,944
Peabody Energy Corp.	629,400	41,219
Royal Dutch Shell PLC Class A sponsored ADR	1,005,304	72,633
Valero Energy Corp.	3,596,200	101,341
Western Refining, Inc. (a)(f)	1,156,363	18,814
		1,335,287
TOTAL ENERGY		1,894,852
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 8.8%
Capital Markets - 1.3%
Evercore Partners, Inc. Class A	830,700	$ 28,643
Invesco Ltd.	805,500	21,620
Morgan Stanley	5,337,500	158,417
State Street Corp.	913,700	40,861
The Blackstone Group LP	1,134,400	20,192
		269,733
Commercial Banks - 3.1%
Banco ABC Brasil SA	2,387,000	18,421
CIT Group, Inc. (a)	570,400	24,710
Comerica, Inc.	1,147,600	44,642
First Republic Bank (f)	400,000	11,700
Huntington Bancshares, Inc.	3,825,900	26,169
Regions Financial Corp.	5,674,600	43,354
SunTrust Banks, Inc.	1,076,300	32,472
Synovus Financial Corp.	3,921,600	10,000
U.S. Bancorp, Delaware	4,600,300	127,566
Wells Fargo & Co.	8,262,140	266,537
Zions Bancorporation	570,000	13,315
		618,886
Diversified Financial Services - 3.1%
Bank of America Corp.	357,046	5,102
Citigroup, Inc. (a)	64,586,400	302,264
JPMorgan Chase & Co.	6,706,123	313,109
NBH Holdings Corp. Class A (a)(g)	710,000	12,248
		632,723
Insurance - 1.1%
AFLAC, Inc.	1,258,100	74,052
Assured Guaranty Ltd.	626,300	9,100
Lincoln National Corp.	928,000	29,436
MetLife, Inc.	2,157,500	102,179
		214,767
Real Estate Management & Development - 0.1%
Iguatemi Empresa de Shopping Centers SA	832,700	18,032
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	611,700	17,342
TOTAL FINANCIALS		1,771,483
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 6.5%
Biotechnology - 1.0%
Acorda Therapeutics, Inc. (a)	1,126,300	$ 23,619
BioMarin Pharmaceutical, Inc. (a)	879,300	21,508
Cephalon, Inc. (a)	596,312	33,578
Neurocrine Biosciences, Inc. (a)(o)	3,731,700	25,189
Theravance, Inc. (a)	831,700	18,946
United Therapeutics Corp. (a)	753,300	50,795
Vertex Pharmaceuticals, Inc. (a)	526,000	24,548
		198,183
Health Care Equipment & Supplies - 0.9%
C. R. Bard, Inc.	601,800	58,832
Covidien PLC	508,600	26,167
Edwards Lifesciences Corp. (a)	384,300	32,681
William Demant Holding AS (a)	734,500	62,337
		180,017
Health Care Providers & Services - 1.0%
CIGNA Corp.	2,212,900	93,097
Diagnosticos da America SA	1,141,000	13,784
McKesson Corp.	745,500	59,103
Medco Health Solutions, Inc. (a)	666,905	41,108
		207,092
Health Care Technology - 0.1%
CareView Communications, Inc. (a)(o)	10,175,300	15,772
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc. (a)	1,461,900	61,517
Illumina, Inc. (a)	1,741,950	120,891
		182,408
Pharmaceuticals - 2.6%
Ardea Biosciences, Inc. (a)	271,200	7,190
Auxilium Pharmaceuticals, Inc. (a)(f)	485,600	10,911
Elan Corp. PLC sponsored ADR (a)	1,639,548	10,411
GlaxoSmithKline PLC sponsored ADR	1,847,900	71,347
Merck & Co., Inc.	2,143,140	69,802
Perrigo Co.	620,100	47,394
Pfizer, Inc.	7,280,800	140,083
Shire PLC sponsored ADR	356,000	30,264
Valeant Pharmaceuticals International, Inc. (Canada)	3,223,611	129,409
		516,811
TOTAL HEALTH CARE		1,300,283
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 8.4%
Aerospace & Defense - 2.2%
Bombardier, Inc. Class B (sub. vtg.)	5,679,200	$ 36,546
GeoEye, Inc. (a)	491,600	21,901
Goodrich Corp.	765,400	66,000
Precision Castparts Corp.	511,600	72,519
The Boeing Co.	562,900	40,534
United Technologies Corp.	2,559,300	213,804
		451,304
Airlines - 0.3%
Delta Air Lines, Inc. (a)	593,812	6,674
Southwest Airlines Co.	4,066,100	48,102
		54,776
Building Products - 0.1%
A.O. Smith Corp.	562,350	22,719
Masonite Worldwide Holdings (a)	5,358	205
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	26
warrants 5/20/16 (a)	19,485	49
Nortek, Inc. (a)	7,610	339
		23,338
Construction & Engineering - 0.5%
Fluor Corp.	803,200	56,834
Jacobs Engineering Group, Inc. (a)	464,800	23,268
MYR Group, Inc. (a)	225,000	5,076
Quanta Services, Inc. (a)	650,500	14,838
		100,016
Electrical Equipment - 0.5%
AMETEK, Inc.	841,800	35,314
Regal-Beloit Corp.	516,000	37,642
Sensata Technologies Holding BV	550,500	18,222
		91,178
Industrial Conglomerates - 1.8%
General Electric Co.	14,822,900	310,095
Textron, Inc.	1,603,200	43,431
		353,526
Machinery - 2.0%
Bucyrus International, Inc. Class A	435,300	39,638
Caterpillar, Inc.	1,538,900	158,399
Cummins, Inc.	468,100	47,334
Danaher Corp.	1,787,600	90,453
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
MAN SE	344,008	$ 43,680
Weg SA	2,647,600	31,906
		411,410
Road & Rail - 1.0%
CSX Corp.	1,615,600	120,621
Union Pacific Corp.	953,856	91,007
		211,628
TOTAL INDUSTRIALS		1,697,176
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 1.5%
Acme Packet, Inc. (a)	118,100	8,886
ADTRAN, Inc.	584,100	26,565
HTC Corp.	1,462,000	52,803
Juniper Networks, Inc. (a)	1,245,500	54,802
Motorola Mobility Holdings, Inc.	379,725	11,468
Motorola Solutions, Inc.	21,699	838
QUALCOMM, Inc.	2,577,100	153,544
		308,906
Computers & Peripherals - 3.2%
Apple, Inc. (a)	1,530,400	540,551
Hewlett-Packard Co.	1,693,602	73,892
NetApp, Inc. (a)	652,300	33,698
		648,141
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	1,044,400	60,032
E Ink Holdings, Inc. GDR (a)(g)	140,100	2,446
Ingram Micro, Inc. Class A (a)	1,195,800	23,832
LG Display Co. Ltd. sponsored ADR (f)	913,000	14,590
Tyco Electronics Ltd.	1,218,356	43,910
		144,810
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	78,300	2,939
Demand Media, Inc.	547,308	12,314
eBay, Inc. (a)	1,748,600	58,587
Google, Inc. Class A (a)	432,400	265,234
Mail.ru Group Ltd. GDR:
unit Reg. S	289,900	10,509
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Mail.ru Group Ltd. GDR: - continued
unit (a)(g)	580,000	$ 21,025
Sina Corp. (a)	124,769	10,190
YouKu.com, Inc. ADR (a)(f)	401,100	16,682
		397,480
IT Services - 1.1%
Accenture PLC Class A	1,225,400	63,084
Cognizant Technology Solutions Corp. Class A (a)	2,072,000	159,275
		222,359
Office Electronics - 0.2%
Xerox Corp.	3,653,800	39,278
Semiconductors & Semiconductor Equipment - 1.0%
Avago Technologies Ltd.	1,317,100	44,768
Marvell Technology Group Ltd. (a)	2,039,500	37,282
NVIDIA Corp. (a)	1,993,696	45,177
NXP Semiconductors NV	794,900	25,397
PMC-Sierra, Inc. (a)	1,372,700	10,844
Skyworks Solutions, Inc. (a)	449,800	16,166
Spansion, Inc. Class A (a)	62,419	1,315
TriQuint Semiconductor, Inc. (a)	1,595,700	22,739
		203,688
Software - 2.4%
CA, Inc.	2,412,000	59,769
Check Point Software Technologies Ltd. (a)	930,700	46,386
CommVault Systems, Inc. (a)	991,400	36,216
Fortinet, Inc. (a)	384,253	15,693
Informatica Corp. (a)	769,230	36,162
Oracle Corp.	4,676,000	153,840
Rovi Corp. (a)	899,447	49,847
salesforce.com, Inc. (a)	110,500	14,616
Solera Holdings, Inc.	568,700	29,049
VMware, Inc. Class A (a)	352,300	29,470
		471,048
TOTAL INFORMATION TECHNOLOGY		2,435,710
MATERIALS - 3.1%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	332,500	30,590
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Ashland, Inc.	442,600	$ 24,918
FMC Corp.	602,600	46,665
Georgia Gulf Corp. (a)	363,830	11,613
LyondellBasell Industries NV Class A (a)	1,002,794	38,186
Solutia, Inc. (a)	1,447,600	33,599
Tronox, Inc. (a)	170,352	21,907
Tronox, Inc.	23,603	2,732
		210,210
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A (f)	370,300	25,421
Metals & Mining - 2.0%
AngloGold Ashanti Ltd. sponsored ADR	1,763,200	86,115
Goldcorp, Inc.	1,747,900	83,521
MacArthur Coal Ltd.	1,965,084	23,767
Newcrest Mining Ltd.	2,621,184	101,319
United States Steel Corp. (f)	995,800	57,249
Walter Energy, Inc.	338,000	40,901
		392,872
TOTAL MATERIALS		628,503
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
AboveNet, Inc.	361,900	23,484
AT&T, Inc.	938,800	26,643
Qwest Communications International, Inc.	6,369,800	43,442
		93,569
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. (a)	368,000	15,511
TOTAL TELECOMMUNICATION SERVICES		109,080
UTILITIES - 0.4%
Electric Utilities - 0.1%
FirstEnergy Corp. (f)	708,200	27,124
Gas Utilities - 0.1%
Energen Corp.	378,600	23,132
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.2%
DTE Energy Co.	740,900	$ 34,882
TOTAL UTILITIES		85,138
TOTAL COMMON STOCKS (Cost $9,257,363)		12,399,229
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	129,000	6,564
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	64,800	4,414
Chesapeake Energy Corp.:
4.50%	1,675	166
5.00%	17,980	1,980
El Paso Corp. 4.99%	6,100	8,746
		15,306
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
2010 Swift Mandatory Common Exchange Security Trust 6.00% (a)(g)	239,300	3,257
Citigroup, Inc. 7.50%	59,300	7,976
		11,233
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(p)	497,017	994
MATERIALS - 0.0%
Metals & Mining - 0.0%
AngloGold Ashanti Holdings Finance PLC 6.00%	108,900	5,974
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	126,300	$ 6,171
TOTAL CONVERTIBLE PREFERRED STOCKS		46,242
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Porsche Automobil Holding SE	292,200	23,154
Volkswagen AG	536,500	90,991
		114,145
Media - 0.0%
Muzak Holdings LLC 10.00% pay-in-kind (a)	175,465	246
TOTAL CONSUMER DISCRETIONARY		114,391
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
GMAC LLC 7.00% (g)	11,951	11,264
TOTAL NONCONVERTIBLE PREFERRED STOCKS		125,655
TOTAL PREFERRED STOCKS (Cost $120,746)		171,897
Corporate Bonds - 11.0%
	Principal Amount (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 504	381
3.5% 1/15/31 (g)	3,727	2,816
		3,197
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Iconix Brand Group, Inc. 1.875% 6/30/12	$ 8,200	$ 8,405
TOTAL CONSUMER DISCRETIONARY		11,602
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,350	1,754
Peabody Energy Corp. 4.75% 12/15/66	6,300	8,096
		9,850
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15 (g)	2,860	2,939
MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. 2.5% 2/1/14	4,920	4,354
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)	4,000	4,246
TOTAL CONVERTIBLE BONDS		32,991
Nonconvertible Bonds - 10.8%
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	5,187	5,323
5.875% 3/15/11	1,926	1,929
Exide Technologies 8.625% 2/1/18 (g)	825	881
Tenneco, Inc. 6.875% 12/15/20 (g)	2,415	2,506
TRW Automotive, Inc. 7% 3/15/14 (g)	3,335	3,669
UCI International, Inc. 8.625% 2/15/19 (g)	305	325
		14,633
Automobiles - 0.1%
Ford Motor Co.:
6.375% 2/1/29	2,190	2,113
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
Ford Motor Co.: - continued
6.625% 10/1/28	$ 2,355	$ 2,313
7.45% 7/16/31	665	724
General Motors Corp.:
6.75% 5/1/28 (d)	390	123
7.125% 7/15/13 (d)	1,135	360
7.2% 1/15/49 (d)	2,855	914
7.4% 9/1/25 (d)	195	62
7.7% 4/15/16 (d)	705	224
8.25% 7/15/23 (d)	5,475	1,752
8.375% 7/15/33 (d)	16,800	5,586
		14,171
Distributors - 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (g)	1,745	1,712
Diversified Consumer Services - 0.0%
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (g)(l)	13,000	13,910
Hotels, Restaurants & Leisure - 0.3%
American Casino & Entertainment Properties LLC 11% 6/15/14	3,090	3,260
Chukchansi Economic Development Authority:
3.9428% 11/15/12 (g)(l)	1,140	858
8% 11/15/13 (g)	1,890	1,418
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (g)	2,105	2,205
11.5% 1/15/17 pay-in-kind (g)(l)	3,365	3,483
Landry's Restaurants, Inc. 11.625% 12/1/15	760	821
MCE Finance Ltd. 10.25% 5/15/18	4,620	5,325
MGM Mirage, Inc.:
5.875% 2/27/14	4,008	3,858
6.625% 7/15/15	2,080	1,986
6.75% 4/1/13	80	81
7.5% 6/1/16	5,580	5,413
9% 3/15/20 (g)	1,770	1,951
11.125% 11/15/17	5,175	6,003
13% 11/15/13	10,000	12,025
MGM Resorts International 10% 11/1/16 (g)	3,055	3,269
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (g)	1,060	1,137
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
NCL Corp. Ltd. 9.5% 11/15/18 (g)	$ 565	$ 612
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (g)	1,080	1,083
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)	2,270	1,521
Station Casinos, Inc.:
6% 4/1/12 (d)	7,405	1
7.75% 8/15/16 (d)	1,735	0
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)	1,372	748
		57,058
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	8,277	8,708
5.875% 1/15/36	1,512	1,337
6.375% 6/15/14	1,380	1,515
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (g)	1,140	1,174
9% 4/15/19 (g)	1,305	1,362
Whirlpool Corp.:
6.125% 6/15/11	1,155	1,172
6.5% 6/15/16	644	718
		15,986
Media - 0.9%
Bresnan Broadband Holdings LLC 8% 12/15/18 (g)	875	925
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (g)(l)	5,995	6,490
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (g)	1,095	1,155
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	11,727	14,204
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (g)(l)	520	547
Checkout Holding Corp. 0% 11/15/15 (g)	1,290	829
Clear Channel Communications, Inc.:
4.4% 5/15/11	4,675	4,663
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.: - continued
4.9% 5/15/15	$ 765	$ 681
5% 3/15/12	4,405	4,350
5.5% 9/15/14	3,235	2,944
5.5% 12/15/16	1,330	984
6.25% 3/15/11	2,510	2,510
9% 3/1/21 (g)	3,870	3,943
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17	780	866
Series B, 9.25% 12/15/17	3,120	3,471
Comcast Corp.:
4.95% 6/15/16	1,742	1,861
5.15% 3/1/20	595	620
5.5% 3/15/11	225	225
5.7% 5/15/18	10,139	11,083
6.4% 3/1/40	2,111	2,196
6.45% 3/15/37	1,033	1,081
COX Communications, Inc. 4.625% 6/1/13	2,632	2,811
Discovery Communications LLC:
3.7% 6/1/15	3,557	3,687
5.05% 6/1/20	135	141
6.35% 6/1/40	3,224	3,392
EchoStar Communications Corp.:
6.625% 10/1/14	3,000	3,184
7.75% 5/31/15	3,705	4,066
Entravision Communication Corp. 8.75% 8/1/17	1,625	1,739
Gray Television, Inc. 10.5% 6/29/15	990	1,054
Lamar Media Corp. 7.875% 4/15/18	1,400	1,509
LBI Media, Inc. 8.5% 8/1/17 (g)	6,320	5,277
Liberty Media Corp. 8.25% 2/1/30	1,771	1,718
NBC Universal, Inc.:
3.65% 4/30/15 (g)	4,663	4,766
5.15% 4/30/20 (g)	4,917	5,065
6.4% 4/30/40 (g)	4,249	4,439
News America Holdings, Inc. 7.75% 12/1/45	6,290	7,579
Nexstar Broadcasting, Inc.:
7% 1/15/14	1,977	1,928
7% 1/15/14 pay-in-kind	6,023	5,842
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	$ 2,935	$ 2,950
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (g)	3,165	3,418
11.5% 5/1/16	1,947	2,288
11.625% 2/1/14	1,171	1,379
Radio One, Inc. 15% 5/11/16 pay-in-kind (g)(l)	4,086	4,260
Rainbow National Services LLC 10.375% 9/1/14 (g)	7,775	8,086
Time Warner Cable, Inc.:
5.4% 7/2/12	2,266	2,391
5.85% 5/1/17	2,500	2,753
6.2% 7/1/13	2,154	2,378
6.75% 7/1/18	1,087	1,248
Time Warner, Inc.:
3.15% 7/15/15	362	368
4.875% 3/15/20	907	931
5.875% 11/15/16	3,112	3,482
6.2% 3/15/40	2,618	2,667
6.5% 11/15/36	2,633	2,772
TL Acquisitions, Inc. 10.5% 1/15/15 (g)	5,860	6,072
Univision Communications, Inc. 7.875% 11/1/20 (g)	1,430	1,519
Viacom, Inc. 4.375% 9/15/14	386	413
Videotron Ltd. 9.125% 4/15/18	5,565	6,254
		179,454
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8.375% 11/15/20 (g)	565	590
Burlington Coat Factory Warehouse Corp. 10% 2/15/19 (g)	320	325
Claire's Escrow Corp. 8.875% 3/15/19 (g)(h)	1,170	1,170
Claire's Stores, Inc. 9.25% 6/1/15	780	776
General Nutrition Centers, Inc. 5.75% 3/15/14 pay-in-kind (l)	1,330	1,328
Michaels Stores, Inc. 7.75% 11/1/18 (g)	1,665	1,721
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (g)	3,260	3,525
Sonic Automotive, Inc.:
8.625% 8/15/13	1,511	1,533
9% 3/15/18	1,000	1,063
Staples, Inc. 7.375% 10/1/12	757	823
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	$ 3,430	$ 3,910
Toys 'R' Us, Inc. 7.875% 4/15/13	4,995	5,332
		22,096
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20	2,860	2,760
Polymer Group, Inc. 7.75% 2/1/19 (g)	605	629
		3,389
TOTAL CONSUMER DISCRETIONARY		322,409
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	1,969	2,011
5.375% 11/15/14 (g)	5,671	6,266
Diageo Capital PLC 5.2% 1/30/13	3,201	3,441
FBG Finance Ltd. 5.125% 6/15/15 (g)	2,722	2,893
PepsiCo, Inc. 7.9% 11/1/18	508	644
The Coca-Cola Co. 3.15% 11/15/20	1,190	1,109
		16,364
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (l)	597	588
Rite Aid Corp.:
7.5% 3/1/17	13,280	13,313
10.375% 7/15/16	5,420	5,813
		19,714
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	417	469
Kraft Foods, Inc.:
5.375% 2/10/20	5,528	5,876
5.625% 11/1/11	437	451
6.5% 8/11/17	6,561	7,537
6.75% 2/19/14	318	361
		14,694
Tobacco - 0.1%
Altria Group, Inc.:
8.5% 11/10/13	446	525
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
9.7% 11/10/18	$ 14,772	$ 19,447
Reynolds American, Inc.:
6.75% 6/15/17	2,746	3,091
7.25% 6/15/37	6,932	7,355
		30,418
TOTAL CONSUMER STAPLES		81,190
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Calfrac Holdings LP 7.5% 12/1/20 (g)	1,435	1,471
DCP Midstream LLC 5.35% 3/15/20 (g)	5,028	5,211
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,586
6.5% 4/1/20	1,008	1,112
Expro Finance Luxembourg SCA 8.5% 12/15/16 (g)	4,735	4,830
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (g)	860	890
Noble Holding International Ltd. 3.45% 8/1/15	863	881
Precision Drilling Corp. 6.625% 11/15/20 (g)	1,580	1,639
Pride International, Inc. 6.875% 8/15/20	1,355	1,494
Trinidad Drilling Ltd. 7.875% 1/15/19 (g)	630	658
Weatherford International Ltd.:
4.95% 10/15/13	1,614	1,715
5.15% 3/15/13	2,110	2,229
		27,716
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	663	727
6.375% 9/15/17	4,520	5,038
6.95% 6/15/19	2,055	2,337
Antero Resources Finance Corp. 9.375% 12/1/17	4,470	4,783
Apache Corp. 5.1% 9/1/40	4,384	4,069
Arch Coal, Inc. 7.25% 10/1/20	720	767
ATP Oil & Gas Corp. 11.875% 5/1/15	9,495	9,696
BW Group Ltd. 6.625% 6/28/17 (g)	2,741	2,768
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.:
5.15% 2/1/13	$ 1,519	$ 1,622
5.7% 5/15/17	392	438
Cenovus Energy, Inc. 4.5% 9/15/14	599	645
Chesapeake Energy Corp. 6.5% 8/15/17	3,280	3,510
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)	5,990	6,334
ConocoPhillips 5.75% 2/1/19	7,588	8,596
Denbury Resources, Inc. 8.25% 2/15/20	1,973	2,180
Drummond Co., Inc.:
7.375% 2/15/16	5,000	5,200
9% 10/15/14 (g)	1,155	1,230
Duke Capital LLC 6.25% 2/15/13	589	640
Duke Energy Field Services:
5.375% 10/15/15 (g)	1,133	1,216
6.45% 11/3/36 (g)	3,753	3,823
El Paso Natural Gas Co. 5.95% 4/15/17	867	945
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,678	2,977
Enterprise Products Operating LP:
5.6% 10/15/14	660	732
5.65% 4/1/13	410	443
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)	3,581	3,778
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	302	349
LINN Energy LLC 8.625% 4/15/20 (g)	2,840	3,167
Marathon Petroleum Corp. 5.125% 3/1/21 (g)	3,001	3,042
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	1,140	1,240
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	2,578	2,836
6.85% 1/15/40 (g)	6,648	7,703
Nakilat, Inc. 6.067% 12/31/33 (g)	1,839	1,848
Nexen, Inc.:
5.05% 11/20/13	4,852	5,174
5.2% 3/10/15	842	895
5.875% 3/10/35	2,365	2,152
6.2% 7/30/19	825	882
6.4% 5/15/37	4,230	4,048
NGPL PipeCo LLC 6.514% 12/15/12 (g)	3,302	3,559
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	4,954	5,003
5.75% 1/20/20	10,133	10,514
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
6.875% 1/20/40	$ 1,057	$ 1,078
7.875% 3/15/19	5,564	6,561
Petroleos Mexicanos 6% 3/5/20	879	921
Petroleum Development Corp. 12% 2/15/18	4,240	4,791
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	137	141
4.25% 9/1/12	663	689
5% 2/1/21	1,642	1,646
6.125% 1/15/17	1,880	2,094
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (g)	1,938	2,098
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (g)	2,588	2,675
5.5% 9/30/14 (g)	3,880	4,126
5.832% 9/30/16 (g)	1,111	1,183
6.332% 9/30/27 (g)	5,710	5,932
6.75% 9/30/19 (g)	2,367	2,651
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	2,550	2,646
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	2,522	2,710
Ship Finance International Ltd. 8.5% 12/15/13	10,070	10,246
Southeast Supply Header LLC 4.85% 8/15/14 (g)	501	525
Spectra Energy Capital, LLC 5.65% 3/1/20	421	446
Suncor Energy, Inc.:
6.1% 6/1/18	7,256	8,255
6.85% 6/1/39	6,550	7,438
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	2,796
Texas Eastern Transmission LP 6% 9/15/17 (g)	948	1,075
XTO Energy, Inc.:
4.9% 2/1/14	364	399
5% 1/31/15	1,031	1,144
5.65% 4/1/16	707	812
		201,984
TOTAL ENERGY		229,700
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 3.4%
Capital Markets - 0.5%
Bear Stearns Companies, Inc. 5.3% 10/30/15	$ 8,893	$ 9,688
BlackRock, Inc. 6.25% 9/15/17	1,247	1,425
Goldman Sachs Group, Inc.:
3.7% 8/1/15	5,929	6,013
5.95% 1/18/18	3,697	4,014
6% 6/15/20	5,000	5,357
6.15% 4/1/18	1,544	1,691
6.75% 10/1/37	4,509	4,622
Janus Capital Group, Inc. 6.125% 9/15/11 (e)	812	826
JPMorgan Chase Capital XX 6.55% 9/29/36	7,545	7,753
Lazard Group LLC:
6.85% 6/15/17	3,573	3,806
7.125% 5/15/15	1,276	1,404
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	4,315	4,598
6.4% 8/28/17	3,463	3,805
6.875% 4/25/18	4,526	5,091
Morgan Stanley:
0.6031% 1/9/14 (l)	1,203	1,176
4% 7/24/15	883	904
4.75% 4/1/14	736	770
5.45% 1/9/17	1,300	1,371
5.625% 9/23/19	1,659	1,703
5.75% 1/25/21	12,000	12,326
5.95% 12/28/17	510	544
6% 5/13/14	4,650	5,088
6% 4/28/15	1,932	2,116
6.625% 4/1/18	1,161	1,283
7.3% 5/13/19	4,941	5,627
Penson Worldwide, Inc. 12.5% 5/15/17 (g)	1,765	1,818
The Bank of New York, Inc. 4.3% 5/15/14	4,756	5,128
UBS AG Stamford Branch:
3.875% 1/15/15	8,000	8,216
5.75% 4/25/18	1,303	1,416
		109,579
Commercial Banks - 0.7%
Ally Financial, Inc. 6.25% 12/1/17 (g)	1,800	1,863
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Bank of America NA:
5.3% 3/15/17	$ 13,137	$ 13,691
6.1% 6/15/17	522	560
CIT Group, Inc.:
7% 5/1/14	2,126	2,165
7% 5/1/15	16,251	16,454
7% 5/1/16	5,173	5,211
7% 5/1/17	20,375	20,527
Credit Suisse New York Branch 6% 2/15/18	10,887	11,625
DBS Bank Ltd. (Singapore) 0.534% 5/16/17 (g)(l)	3,496	3,430
Discover Bank:
7% 4/15/20	2,178	2,402
8.7% 11/18/19	1,651	1,985
Export-Import Bank of Korea:
5.25% 2/10/14 (g)	333	355
5.5% 10/17/12	2,091	2,208
Fifth Third Bancorp:
3.625% 1/25/16	2,893	2,905
4.5% 6/1/18	418	408
8.25% 3/1/38	3,116	3,755
Fifth Third Bank 4.75% 2/1/15	680	712
Fifth Third Capital Trust IV 6.5% 4/15/67 (l)	2,100	2,048
HBOS PLC 6.75% 5/21/18 (g)	408	388
Huntington Bancshares, Inc. 7% 12/15/20	1,364	1,493
JPMorgan Chase Bank 6% 10/1/17	1,942	2,140
KeyBank NA:
5.8% 7/1/14	4,250	4,648
5.45% 3/3/16	1,877	2,018
Manufacturers & Traders Trust Co. 1.8028% 4/1/13 (l)	547	546
Marshall & Ilsley Bank:
4.85% 6/16/15	2,431	2,551
5% 1/17/17	3,592	3,744
5.25% 9/4/12	1,524	1,597
PNC Funding Corp. 3.625% 2/8/15	1,361	1,409
Regions Bank:
6.45% 6/26/37	4,710	4,316
7.5% 5/15/18	2,851	3,022
Regions Financial Corp.:
0.4728% 6/26/12 (l)	461	439
5.75% 6/15/15	996	996
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.: - continued
7.75% 11/10/14	$ 4,550	$ 4,857
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (g)(l)	1,837	1,760
Union Planters Corp. 7.75% 3/1/11	662	662
UnionBanCal Corp. 5.25% 12/16/13	614	661
Wachovia Bank NA:
4.8% 11/1/14	509	541
4.875% 2/1/15	1,305	1,395
Wachovia Corp.:
5.625% 10/15/16	3,151	3,433
5.75% 6/15/17	1,728	1,927
Wells Fargo & Co. 3.625% 4/15/15	5,239	5,427
		142,274
Consumer Finance - 0.5%
Discover Financial Services:
6.45% 6/12/17	9,507	10,308
10.25% 7/15/19	797	1,032
Ford Motor Credit Co. LLC:
5.75% 2/1/21	2,610	2,577
8.125% 1/15/20	5,000	5,703
General Electric Capital Corp.:
2.25% 11/9/15	4,296	4,164
3.5% 6/29/15	2,343	2,408
5.625% 9/15/17	17,812	19,507
General Motors Acceptance Corp.:
6.875% 9/15/11	1,360	1,387
6.875% 8/28/12	3,685	3,878
8% 11/1/31	2,055	2,354
GMAC LLC:
6% 12/15/11	880	900
6.75% 12/1/14	6,105	6,502
6.875% 9/15/11	1,365	1,392
8% 12/31/18	5,795	6,403
8% 11/1/31	13,691	15,676
Household Finance Corp. 6.375% 10/15/11	1,724	1,784
HSBC Finance Corp. 5.9% 6/19/12	789	833
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
0.5016% 3/15/11 (l)	$ 66	$ 66
0.5331% 10/25/11 (l)	5,381	5,337
5.625% 8/1/33	280	236
8% 3/25/20	1,815	1,933
8.45% 6/15/18	5,435	5,979
		100,359
Diversified Financial Services - 0.7%
Bank of America Corp. 5.75% 12/1/17	5,195	5,554
BP Capital Markets PLC:
3.125% 10/1/15	894	907
3.625% 5/8/14	5,608	5,860
4.5% 10/1/20	888	892
Calpine Construction Finance Co. LP 8% 6/1/16 (g)	6,880	7,430
Capital One Capital V 10.25% 8/15/39	3,798	4,126
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18	1,460	1,559
8.125% 4/30/20	3,485	3,729
CDW LLC/CDW Finance Corp. 8% 12/15/18 (g)	2,090	2,226
CEVA Group PLC 11.625% 10/1/16 (g)	595	660
Citigroup, Inc.:
4.75% 5/19/15	9,415	9,942
5.5% 4/11/13	6,263	6,714
6.125% 5/15/18	10,485	11,496
6.5% 8/19/13	19,106	21,057
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16	7,625	7,930
JPMorgan Chase & Co.:
3.4% 6/24/15	877	889
4.65% 6/1/14	6,500	6,946
6.3% 4/23/19	2,800	3,146
NSG Holdings II, LLC 7.75% 12/15/25 (g)	5,023	4,872
Offshore Group Investment Ltd. 11.5% 8/1/15 (g)	2,905	3,225
ORIX Corp. 5.48% 11/22/11	227	234
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	1,010	991
5.5% 1/15/14 (g)	644	675
5.7% 4/15/17 (g)	1,572	1,614
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (g)	$ 1,485	$ 1,492
8.25% 2/15/21 (g)	1,485	1,492
TECO Finance, Inc.:
4% 3/15/16	1,242	1,263
5.15% 3/15/20	1,894	1,961
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (g)	3,930	4,564
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	3,383	3,581
UPCB Finance III Ltd. 6.625% 7/1/20 (g)	5,000	4,938
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (g)(l)	8,045	9,128
ZFS Finance USA Trust II 6.45% 12/15/65 (g)(l)	2,951	3,010
ZFS Finance USA Trust IV 5.875% 5/9/62 (g)(l)	961	957
		145,060
Insurance - 0.4%
Aon Corp.:
3.5% 9/30/15	2,415	2,424
5% 9/30/20	2,329	2,376
6.25% 9/30/40	1,570	1,626
Assurant, Inc. 5.625% 2/15/14	1,772	1,879
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	355
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(l)	1,381	1,416
Hartford Financial Services Group, Inc. 5.375% 3/15/17	265	276
HUB International Holdings, Inc. 9% 12/15/14 (g)	3,710	3,877
Liberty Mutual Group, Inc. 6.5% 3/15/35 (g)	551	508
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (g)	4,201	5,654
MetLife, Inc.:
2.375% 2/6/14	1,319	1,336
5% 6/15/15	686	742
5.875% 2/6/41	1,540	1,588
6.125% 12/1/11	583	607
6.75% 6/1/16	3,874	4,471
Metropolitan Life Global Funding I:
5.125% 4/10/13 (g)	329	352
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I: - continued
5.125% 6/10/14 (g)	$ 3,462	$ 3,759
Monumental Global Funding II 5.65% 7/14/11 (g)	1,531	1,551
Monumental Global Funding III 5.5% 4/22/13 (g)	2,041	2,172
New York Life Insurance Co. 6.75% 11/15/39 (g)	2,164	2,519
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	3,353	3,625
Pacific Life Global Funding 5.15% 4/15/13 (g)	3,138	3,338
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	2,499	3,293
Pacific LifeCorp 6% 2/10/20 (g)	4,423	4,669
Prudential Financial, Inc.:
3.875% 1/14/15	2,500	2,599
5.15% 1/15/13	2,369	2,516
7.375% 6/15/19	1,880	2,234
8.875% 6/15/38 (l)	1,751	2,040
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(l)	437	409
Symetra Financial Corp. 6.125% 4/1/16 (g)	4,684	4,896
Unum Group:
5.625% 9/15/20	2,719	2,762
7.125% 9/30/16	803	910
USI Holdings Corp. 4.188% 11/15/14 (g)(l)	2,920	2,818
		75,597
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
4.95% 3/15/13	216	230
5.5% 1/15/12	1,169	1,212
BRE Properties, Inc. 5.5% 3/15/17	903	972
Camden Property Trust:
5.375% 12/15/13	2,150	2,304
5.875% 11/30/12	395	420
Developers Diversified Realty Corp.:
5.25% 4/15/11	2,731	2,742
5.375% 10/15/12	2,170	2,247
7.5% 4/1/17	3,456	3,952
Duke Realty LP:
4.625% 5/15/13	741	769
5.875% 8/15/12	71	75
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
6% 9/15/17	$ 522	$ 536
6.25% 12/15/14	924	991
6.25% 1/15/17	291	304
Federal Realty Investment Trust:
5.4% 12/1/13	257	277
5.9% 4/1/20	1,287	1,414
6% 7/15/12	2,719	2,879
6.2% 1/15/17	365	407
HRPT Properties Trust:
5.75% 11/1/15	524	556
6.25% 6/15/17	726	760
6.65% 1/15/18	490	522
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (g)	1,885	1,909
7% 1/15/16	4,090	4,218
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,191
Washington (REIT):
5.25% 1/15/14	440	464
5.95% 6/15/11	3,403	3,443
		39,794
Real Estate Management & Development - 0.3%
AMB Property LP 5.9% 8/15/13	1,520	1,614
Arden Realty LP 5.2% 9/1/11	1,241	1,269
BioMed Realty LP 6.125% 4/15/20	1,703	1,780
Brandywine Operating Partnership LP:
5.7% 5/1/17	119	124
5.75% 4/1/12	1,747	1,800
CB Richard Ellis Services, Inc. 6.625% 10/15/20	900	929
Digital Realty Trust LP 4.5% 7/15/15	2,465	2,540
Duke Realty LP:
5.4% 8/15/14	596	636
5.5% 3/1/16	2,930	3,056
5.625% 8/15/11	5,671	5,762
6.75% 3/15/20	517	578
8.25% 8/15/19	1,710	2,060
ERP Operating LP:
4.75% 7/15/20	3,638	3,699
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
5.5% 10/1/12	$ 279	$ 297
Liberty Property LP:
4.75% 10/1/20	5,547	5,486
5.125% 3/2/15	951	1,006
5.5% 12/15/16	1,396	1,512
Mack-Cali Realty LP 7.75% 8/15/19	957	1,150
Post Apartment Homes LP 6.3% 6/1/13	2,240	2,399
Realogy Corp.:
7.875% 2/15/19 (g)	2,110	2,115
11.5% 4/15/17 (g)	6,555	6,948
Regency Centers LP:
4.95% 4/15/14	360	376
5.25% 8/1/15	1,257	1,343
5.875% 6/15/17	639	693
Simon Property Group LP:
4.2% 2/1/15	1,785	1,880
6.75% 5/15/14	4,302	4,840
Tanger Properties LP:
6.125% 6/1/20	2,708	2,929
6.15% 11/15/15	873	942
Ventas Realty Series 1, LP 6.5% 6/1/16	660	685
		60,448
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
5.65% 5/1/18	9,210	9,732
7.375% 5/15/14	26	30
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,160	4,521
		14,283
TOTAL FINANCIALS		687,394
HEALTH CARE - 0.6%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15	838	813
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP 7.75% 2/15/19 (g)	350	367
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.5%
Apria Healthcare Group, Inc.:
11.25% 11/1/14	$ 1,605	$ 1,737
12.375% 11/1/14	2,765	3,014
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	1,069
6.3% 8/15/14	2,132	2,278
DaVita, Inc.:
6.375% 11/1/18	1,795	1,808
6.625% 11/1/20	1,555	1,574
Express Scripts, Inc. 6.25% 6/15/14	1,491	1,664
HCA Holdings, Inc. 7.75% 5/15/21 (g)	15,185	15,963
HCA, Inc.:
7.875% 2/15/20	4,825	5,301
9.25% 11/15/16	7,940	8,595
9.875% 2/15/17	850	956
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,608	1,595
4.125% 9/15/20	3,728	3,626
Multiplan, Inc. 9.875% 9/1/18 (g)	3,385	3,647
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (g)	655	693
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (g)(l)	4,790	4,945
Tenet Healthcare Corp.:
8.875% 7/1/19	4,610	5,244
9% 5/1/15	1,002	1,097
9.875% 7/1/14	4,690	5,112
10% 5/1/18	5,002	5,852
UHS Escrow Corp. 7% 10/1/18 (g)	420	429
United Surgical Partners International, Inc. 8.875% 5/1/17	10,745	11,282
UnitedHealth Group, Inc. 3.875% 10/15/20	881	847
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 7.75% 2/1/19 (g)	1,495	1,525
Vanguard Health Systems, Inc. 0% 2/1/16 (g)	3,105	1,995
WellPoint, Inc. 4.35% 8/15/20	893	891
		92,739
Pharmaceuticals - 0.1%
Giant Funding Corp. 8.25% 2/1/18 (g)	1,900	1,957
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis Capital Corp. 4.125% 2/10/14	$ 1,727	$ 1,851
Roche Holdings, Inc. 5% 3/1/14 (g)	3,501	3,831
Valeant Pharmaceuticals International:
6.75% 10/1/17 (g)	1,330	1,373
6.75% 8/15/21 (g)	7,485	7,532
7% 10/1/20 (g)	1,775	1,828
Watson Pharmaceuticals, Inc. 5% 8/15/14	984	1,063
		19,435
TOTAL HEALTH CARE		113,354
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	781	833
6.375% 6/1/19 (g)	3,650	4,071
6.4% 12/15/11 (g)	482	503
DRS Technologies, Inc.:
6.625% 2/1/16	3,760	3,883
7.625% 2/1/18	1,830	1,857
TransDigm, Inc. 7.75% 12/15/18 (g)	8,485	9,143
		20,290
Air Freight & Logistics - 0.1%
CEVA Group PLC:
8.375% 12/1/17 (g)	8,500	8,840
11.5% 4/1/18 (g)	5,680	6,234
		15,074
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	37	37
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	69	69
9.798% 4/1/21	5,690	6,031
6.648% 3/15/19	2,615	2,727
6.82% 5/1/18	130	138
6.9% 7/2/19	711	757
7.339% 4/19/14	1,581	1,597
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. 9.5% 9/15/14 (g)	$ 872	$ 946
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	192	203
7.779% 1/2/12	35	35
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,532	1,500
8.36% 7/20/20	1,150	1,169
United Air Lines, Inc. 9.875% 8/1/13 (g)	999	1,081
		16,290
Building Products - 0.1%
Nortek, Inc. 11% 12/1/13	7,644	8,112
Commercial Services & Supplies - 0.2%
Casella Waste Systems, Inc. 11% 7/15/14	1,015	1,139
Cenveo Corp. 10.5% 8/15/16 (g)	2,590	2,616
Covanta Holding Corp. 7.25% 12/1/20	1,920	2,016
International Lease Finance Corp.:
5.625% 9/20/13	150	153
5.65% 6/1/14	4,439	4,544
5.875% 5/1/13	895	923
6.375% 3/25/13	2,427	2,530
6.625% 11/15/13	8,252	8,623
6.75% 9/1/16 (g)	2,415	2,596
7.125% 9/1/18 (g)	7,560	8,203
8.25% 12/15/20	3,190	3,521
8.625% 9/15/15 (g)	4,640	5,185
		42,049
Electrical Equipment - 0.1%
Sensus Metering Systems, Inc. 8.625% 12/15/13	11,608	11,782
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17	17,378	19,037
Sequa Corp.:
11.75% 12/1/15 (g)	2,355	2,543
13.5% 12/1/15 pay-in-kind (g)	774	852
		22,432
Machinery - 0.0%
Accuride Corp. 9.5% 8/1/18	280	311
Briggs & Stratton Corp. 6.875% 12/15/20	920	959
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Commercial Vehicle Group, Inc. 8% 7/1/13	$ 1,730	$ 1,734
Navistar International Corp. 8.25% 11/1/21	1,735	1,917
		4,921
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (g)	1,035	1,066
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (g)	1,625	1,625
8.875% 11/1/17	1,420	1,527
		4,218
Road & Rail - 0.0%
Swift Services Holdings, Inc. 10% 11/15/18 (g)	3,075	3,367
Western Express, Inc. 12.5% 4/15/15 (g)	3,725	3,604
		6,971
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18	790	879
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (l)	6,686	7,087
		7,966
TOTAL INDUSTRIALS		160,105
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Avaya, Inc.:
7% 4/1/19 (g)	5,845	5,794
10.125% 11/1/15 pay-in-kind (l)	5,173	5,367
Lucent Technologies, Inc.:
6.45% 3/15/29	16,060	13,972
6.5% 1/15/28	1,025	892
		26,025
Electronic Equipment & Components - 0.1%
Reddy Ice Corp. 11.25% 3/15/15	4,645	4,854
Tyco Electronics Group SA:
5.95% 1/15/14	2,947	3,238
6% 10/1/12	3,594	3,846
6.55% 10/1/17	815	939
		12,877
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.0%
Terremark Worldwide, Inc. 9.5% 11/15/13 (g)	$ 1,610	$ 1,674
IT Services - 0.1%
Ceridian Corp. 11.25% 11/15/15	2,730	2,853
SunGard Data Systems, Inc.:
4.875% 1/15/14	12,355	12,540
7.625% 11/15/20 (g)	1,730	1,788
Telcordia Technologies, Inc. 11% 5/1/18 (g)	1,665	1,840
		19,021
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	503	529
5.5% 5/15/12	1,485	1,560
		2,089
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (g)	4,030	4,483
10.125% 12/15/16	7,465	8,044
10.125% 3/15/18 (g)	10,240	11,674
NXP BV/NXP Funding LLC:
3.0531% 10/15/13 (l)	715	710
7.875% 10/15/14	6,000	6,248
9.75% 8/1/18 (g)	1,480	1,684
Spansion LLC:
7.875% 11/15/17 (g)	1,150	1,170
11.25% 1/15/16 (d)(g)	905	251
Viasystems, Inc. 12% 1/15/15 (g)	2,225	2,520
		36,784
TOTAL INFORMATION TECHNOLOGY		98,470
MATERIALS - 0.4%
Chemicals - 0.1%
Dow Chemical Co.:
4.85% 8/15/12	3,205	3,375
7.6% 5/15/14	7,168	8,324
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Ferro Corp. 7.875% 8/15/18	$ 555	$ 590
Georgia Gulf Corp. 9% 1/15/17 (g)	3,040	3,378
		15,667
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,699	1,831
Containers & Packaging - 0.0%
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17	1,970	2,152
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (g)	2,040	2,068
Owens-Illinois, Inc. 7.8% 5/15/18	350	382
		4,602
Metals & Mining - 0.3%
Aleris International, Inc. 7.625% 2/15/18 (g)	1,325	1,342
Anglo American Capital PLC 9.375% 4/8/14 (g)	1,181	1,423
ArcelorMittal SA 3.75% 3/1/16	1,466	1,460
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,164	1,219
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (g)	1,179	1,269
Edgen Murray Corp. 12.25% 1/15/15	7,385	7,053
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (g)	9,300	9,393
6.875% 2/1/18 (g)	5,070	5,184
7% 11/1/15 (g)	3,575	3,700
McJunkin Red Man Corp. 9.5% 12/15/16 (g)	6,540	6,475
Novelis, Inc.:
8.375% 12/15/17 (g)	2,095	2,294
8.75% 12/15/20 (g)	2,535	2,789
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (g)	1,335	1,442
Severstal Columbus LLC 10.25% 2/15/18	4,670	4,670
United States Steel Corp. 6.65% 6/1/37	3,880	3,444
Vale Overseas Ltd. 6.25% 1/23/17	2,152	2,426
		55,583
Paper & Forest Products - 0.0%
ABI Escrow Corp. 10.25% 10/15/18 (g)	4,930	5,546
Clearwater Paper Corp. 7.125% 11/1/18 (g)	485	507
Mercer International, Inc. 9.5% 12/1/17 (g)	1,195	1,291
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Verso Paper Holdings LLC/Verso Paper, Inc.:
4.0544% 8/1/14 (l)	$ 1,015	$ 974
8.75% 2/1/19 (g)	1,355	1,416
		9,734
TOTAL MATERIALS		87,417
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.5% 8/15/15	5,016	4,967
6.3% 1/15/38	5,000	5,191
6.8% 5/15/36	8,428	9,261
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,291	1,571
CenturyLink, Inc. 7.6% 9/15/39	4,200	4,433
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (g)	8,440	9,094
Frontier Communications Corp. 8.25% 4/15/17	2,710	3,008
Intelsat Bermuda Ltd. 11.5% 2/4/17 pay-in-kind (l)	4,284	4,747
Intelsat Ltd. 11.25% 6/15/16	9,660	10,312
Qwest Communications International, Inc. 7.125% 4/1/18	3,000	3,203
Qwest Corp. 8.375% 5/1/16	5,765	6,883
Sprint Capital Corp.:
6.875% 11/15/28	19,325	17,417
6.9% 5/1/19	14,150	14,274
8.375% 3/15/12	7,330	7,779
Telecom Italia Capital SA:
4.95% 9/30/14	2,973	3,055
5.25% 10/1/15	2,367	2,407
6.999% 6/4/18	6,391	6,859
7.175% 6/18/19	712	771
7.2% 7/18/36	1,849	1,807
Telefonica Emisiones SAU:
5.134% 4/27/20	713	710
5.462% 2/16/21	3,562	3,615
6.421% 6/20/16	684	759
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	2,149
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
6.25% 4/1/37	$ 3,729	$ 3,876
Verizon New England, Inc. 6.5% 9/15/11	826	852
Verizon New York, Inc. 6.875% 4/1/12	2,460	2,609
Wind Acquisition Finance SA:
7.25% 2/15/18 (g)	1,860	1,920
11.75% 7/15/17 (g)	6,720	7,694
		141,223
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 3.625% 3/30/15	999	1,027
Clearwire Escrow Corp. 12% 12/1/15 (g)	4,000	4,310
Crown Castle International Corp. 9% 1/15/15	2,955	3,310
Digicel Group Ltd.:
8.875% 1/15/15 (g)	6,915	7,201
12% 4/1/14 (g)	3,990	4,668
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	6,306	6,783
5.875% 10/1/19	6,223	6,744
6.35% 3/15/40	1,699	1,733
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (g)	2,455	2,701
9.5% 6/15/16	4,745	5,006
11.5% 6/15/16	665	710
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (g)	870	892
8.875% 1/15/15	6,980	7,189
Muzak LLC 15% 7/31/14 pay-in-kind	3,566	2,798
Nextel Communications, Inc.:
5.95% 3/15/14	830	834
6.875% 10/31/13	4,380	4,416
7.375% 8/1/15	11,630	11,659
Vodafone Group PLC:
5% 12/16/13	2,129	2,314
5.5% 6/15/11	1,626	1,649
		75,944
TOTAL TELECOMMUNICATION SERVICES		217,167
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - 0.9%
Electric Utilities - 0.5%
Alabama Power Co. 3.375% 10/1/20	$ 2,739	$ 2,583
Ameren Illinois Co. 6.125% 11/15/17	243	270
AmerenUE 6.4% 6/15/17	2,769	3,138
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,812	4,183
Commonwealth Edison Co. 1.625% 1/15/14	3,030	3,022
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (g)	7,663	7,929
Edison International 3.75% 9/15/17	3,169	3,145
Edison Mission Energy 7% 5/15/17	510	414
EDP Finance BV:
4.9% 10/1/19 (g)	1,300	1,183
6% 2/2/18 (g)	2,212	2,173
Enel Finance International SA 5.7% 1/15/13 (g)	282	299
FirstEnergy Corp. 7.375% 11/15/31	5,609	6,114
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,266	1,332
6.05% 8/15/21	3,924	4,104
Intergen NV 9% 6/30/17 (g)	7,015	7,576
IPALCO Enterprises, Inc. 7.25% 4/1/16 (g)	3,670	3,982
Kentucky Utilities Co.:
3.25% 11/1/20 (g)	401	375
5.125% 11/1/40 (g)	2,863	2,775
LG&E and KU Energy LLC:
2.125% 11/15/15 (g)	3,576	3,427
3.75% 11/15/20 (g)	704	665
Louisville Gas & Electric Co. 5.125% 11/15/40 (g)	859	836
Mirant Americas Generation LLC:
8.3% 5/1/11	6,000	6,038
8.5% 10/1/21	6,695	7,063
Nevada Power Co.:
6.5% 5/15/18	5,100	5,850
6.5% 8/1/18	531	611
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (g)	3,645	4,119
Pennsylvania Electric Co. 6.05% 9/1/17	450	491
Pepco Holdings, Inc. 2.7% 10/1/15	3,363	3,308
Progress Energy, Inc.:
4.4% 1/15/21	5,862	5,830
6% 12/1/39	3,060	3,211
7.1% 3/1/11	3,137	3,137
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Sierra Pacific Power Co. 5.45% 9/1/13	$ 527	$ 574
Tampa Electric Co.:
5.4% 5/15/21 (g)	1,883	2,030
6.15% 5/15/37	3,871	4,189
		105,976
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	260	281
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	979
		1,260
Independent Power Producers & Energy Traders - 0.2%
AES Corp. 7.75% 10/15/15	4,660	5,033
Calpine Corp. 7.875% 1/15/23 (g)	12,985	13,310
Duke Capital LLC 5.668% 8/15/14	1,905	2,093
Energy Future Holdings Corp.:
10.25% 1/15/20 (g)	7,720	8,029
10.875% 11/1/17	3,291	2,732
12% 11/1/17 pay-in-kind (l)	2,480	1,922
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10% 12/1/20	1,464	1,523
Exelon Generation Co. LLC:
4% 10/1/20	6,689	6,224
5.35% 1/15/14	900	973
GenOn Escrow Corp.:
9.5% 10/15/18 (g)	2,325	2,430
9.875% 10/15/20 (g)	2,325	2,435
TXU Corp.:
5.55% 11/15/14	1,575	1,043
6.5% 11/15/24	3,915	1,830
6.55% 11/15/34	2,965	1,342
		50,919
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,866	1,962
Dominion Resources, Inc.:
6.3% 9/30/66 (l)	13,469	13,166
7.5% 6/30/66 (l)	1,102	1,146
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
DTE Energy Co. 7.05% 6/1/11	$ 912	$ 926
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,521	2,703
6.5% 9/15/37	1,418	1,576
National Grid PLC 6.3% 8/1/16	376	429
NiSource Finance Corp.:
5.25% 9/15/17	497	526
5.4% 7/15/14	1,249	1,358
5.45% 9/15/20	598	623
6.25% 12/15/40	1,190	1,228
6.4% 3/15/18	1,230	1,381
6.8% 1/15/19	2,710	3,122
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	2,776	2,773
		32,919
TOTAL UTILITIES		191,074
TOTAL NONCONVERTIBLE BONDS		2,188,280
TOTAL CORPORATE BONDS (Cost $2,048,386)		2,221,271
U.S. Government and Government Agency Obligations - 9.1%

U.S. Government Agency Obligations - 0.2%
Tennessee Valley Authority 3.875% 2/15/21	28,100	28,277
U.S. Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	103,387	107,900
2.125% 2/15/41	19,918	20,580
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		128,480
U.S. Treasury Obligations - 8.3%
U.S. Treasury Bonds:
3.875% 8/15/40	20,914	18,777
4.25% 11/15/40	79,883	76,613
4.375% 11/15/39	33,590	32,960
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.75% 2/15/41	$ 5,488	$ 5,722
U.S. Treasury Notes:
1% 10/31/11	120,000	120,623
1% 1/15/14	168,865	168,324
1.25% 2/15/14	415,125	416,163
1.375% 11/30/15	31,422	30,492
2.125% 12/31/15	116,620	116,948
2.125% 2/29/16	46,888	46,866
2.625% 8/15/20 (j)	245,694	230,876
3.125% 4/30/17	375,000	387,071
3.625% 2/15/21	29,566	30,079
TOTAL U.S. TREASURY OBLIGATIONS		1,681,514
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,863,763)		1,838,271
U.S. Government Agency - Mortgage Securities - 4.4%

Fannie Mae - 3.3%
2.59% 6/1/36 (l)	171	179
3% 1/1/26	9,999	9,746
3.5% 1/1/26 to 11/1/40	103,821	99,129
3.5% 3/1/26 (h)(i)	18,000	18,038
3.536% 7/1/37 (l)	498	521
4% 4/1/24 to 12/1/40	16,862	16,674
4% 3/1/26 (h)(i)	13,000	13,360
4% 3/1/41 (h)(i)	10,000	9,861
4% 3/1/41 (h)(i)	11,000	10,847
4.5% 6/1/24 to 11/1/40	24,760	25,310
4.5% 3/1/26 (h)	1,500	1,572
4.5% 3/1/41 (h)	40,400	41,173
4.5% 3/1/41 (h)	8,000	8,153
4.5% 3/1/41 (h)	13,000	13,249
4.5% 3/1/41 (h)	1,000	1,019
4.5% 3/1/41 (h)	13,000	13,249
4.5% 3/1/41 (h)(i)	12,500	12,739
4.5% 3/1/41 (h)(i)	7,000	7,134
5% 6/1/24 to 8/1/40 (i)	70,810	74,629
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 3/1/41 (h)(i)	$ 33,000	$ 34,562
5% 3/1/41 (h)(i)	18,000	18,852
5% 3/1/41 (h)(i)	17,000	17,805
5.5% 6/1/33 to 3/1/40	80,740	86,401
5.5% 3/1/41 (h)	21,000	22,447
6% 2/1/23 to 9/1/39	44,032	47,875
6% 3/1/41 (h)(i)	63,500	69,018
6.5% 8/1/36	3,504	3,936
TOTAL FANNIE MAE		677,478
Freddie Mac - 0.5%
3.352% 10/1/35 (l)	238	252
4.5% 4/1/40	951	972
4.5% 3/1/41 (h)	17,000	17,308
4.5% 3/1/41 (h)	12,000	12,218
5% 3/1/19 to 9/1/40	36,948	38,936
5.5% 10/1/38	12,582	13,430
6% 7/1/37 to 8/1/37	1,614	1,757
6% 3/1/41 (h)	4,000	4,345
6.5% 11/1/34 to 3/1/36	10,526	11,835
TOTAL FREDDIE MAC		101,053
Ginnie Mae - 0.6%
4% 1/15/25 to 10/20/25	12,200	12,752
4.5% 2/15/39 to 10/15/40	45,303	46,880
4.5% 6/15/39	612	634
5% 3/1/41 (h)(i)	16,000	16,987
5% 3/1/41 (h)(i)	10,000	10,617
5% 3/1/41 (h)(i)	9,000	9,555
5.5% 12/15/38 to 9/15/39	2,369	2,577
6% 2/15/34	9,074	10,029
6.5% 3/15/34	4,614	5,223
TOTAL GINNIE MAE		115,254
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $890,530)		893,785
Asset-Backed Securities - 0.4%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7315% 4/25/35 (l)	$ 1,300	$ 973
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0115% 3/25/34 (l)	44	44
Class M2, 1.9115% 3/25/34 (l)	334	272
Series 2005-HE2 Class M2, 0.7115% 4/25/35 (l)	129	122
Series 2006-OP1:
Class M4, 0.6315% 4/25/36 (l)	129	1
Class M5, 0.6515% 4/25/36 (l)	8	0*
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.742% 10/20/14 (l)	40	7
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (g)	2,460	2,523
Series 2011-1 Class A2, 2.15% 1/15/16	4,540	4,533
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	539	553
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9615% 12/25/33 (l)	73	62
Series 2004-R2 Class M3, 0.8115% 4/25/34 (l)	101	26
Series 2005-R2 Class M1, 0.7115% 4/25/35 (l)	1,567	1,346
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.04% 3/25/34 (l)	36	29
Series 2004-W11 Class M2, 0.9615% 11/25/34 (l)	426	316
Series 2004-W7 Class M1, 0.8115% 5/25/34 (l)	1,108	766
Series 2006-W4 Class A2C, 0.4215% 5/25/36 (l)	1,059	379
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0865% 4/25/34 (l)	2,026	1,646
Series 2006-HE2 Class M1, 0.6315% 3/25/36 (l)	181	5
Axon Financial Funding Ltd. 2.025% 4/4/17 (d)(g)(l)	4,820	0*
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0528% 12/1/41 (l)	469	468
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3128% 12/26/24 (l)	1,233	1,116
C-BASS Trust Series 2006-CB7 Class A2, 0.3215% 10/25/36 (l)	96	96
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	95	95
Class C, 5.31% 6/15/12	1,132	1,147
Series 2007-1 Class C, 5.38% 11/15/12	403	418
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Trust Ltd. Series 2004-1:
Class A2, 0.712% 7/20/39 (g)(l)	$ 347	$ 260
Class B, 1.012% 7/20/39 (g)(l)	200	92
Class C, 1.362% 7/20/39 (g)(l)	258	39
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	445	452
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5615% 7/25/36 (l)	4,366	277
Series 2006-NC2 Class M7, 1.1115% 6/25/36 (l)	323	1
Series 2006-NC4 Class M1, 0.5615% 10/25/36 (l)	2,725	206
Series 2006-RFC1 Class M9, 2.1315% 5/25/36 (l)	141	9
Series 2007-RFC1 Class A3, 0.4015% 12/25/36 (l)	1,368	514
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (g)	1,277	1,278
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	9,250	9,450
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.5315% 10/25/35 (l)	1,664	1,618
Series 2007-AMC4 Class M1, 0.5315% 5/25/37 (l)	581	91
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3215% 6/25/47 (l)	48	47
Series 2007-4 Class A1A, 0.36% 9/25/37 (l)	344	329
Series 2007-5 Class 2A1, 0.3615% 9/25/47 (l)	3,851	3,759
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	251	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2315% 4/25/34 (l)	121	50
Series 2004-4 Class M2, 1.0565% 6/25/34 (l)	446	256
Series 2005-3 Class MV1, 0.6815% 8/25/35 (l)	645	617
Series 2005-AB1 Class A2, 0.4715% 8/25/35 (l)	76	75
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (g)	201	204
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6842% 5/28/35 (l)	30	22
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4365% 8/25/34 (l)	221	127
Series 2006-3 Class 2A3, 0.4215% 11/25/36 (l)	4,507	1,668
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0865% 3/25/34 (l)	18	5
Series 2006-FF14 Class A2, 0.3215% 10/25/36 (l)	1,172	1,143
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	392	398
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8158% 6/15/13 (l)	$ 586	$ 585
Series 2010-1 Class A, 1.9158% 12/15/14 (g)(l)	2,790	2,845
Series 2010-5 Class A1, 1.5% 9/15/15	4,990	4,948
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	42	43
Series 2007-1:
Class A4, 5.03% 2/16/15	177	178
Class C, 5.43% 2/16/15	426	425
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7515% 1/25/35 (l)	720	356
Class M4, 0.9415% 1/25/35 (l)	276	88
Series 2006-D Class M1, 0.4915% 11/25/36 (l)	205	7
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (g)(l)	2,160	1,274
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)	894	711
GE Business Loan Trust:
Series 2003-1 Class A, 0.6958% 4/15/31 (g)(l)	188	175
Series 2006-2A:
Class A, 0.4458% 11/15/34 (g)(l)	1,311	1,088
Class B, 0.5458% 11/15/34 (g)(l)	474	308
Class C, 0.6458% 11/15/34 (g)(l)	787	393
Class D, 1.0158% 11/15/34 (g)(l)	300	72
Goal Capital Funding Trust Series 2007-1 Class C1, 0.7028% 6/25/42 (l)	512	426
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	27	27
Class C, 5.74% 12/15/14	24	24
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9115% 6/25/34 (l)	2,032	1,421
Series 2007-HE1 Class M1, 0.5115% 3/25/47 (l)	820	47
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3415% 5/25/30 (g)(l)	61	31
Series 2006-3:
Class B, 0.6615% 9/25/46 (g)(l)	497	249
Class C, 0.8115% 9/25/46 (g)(l)	1,159	278
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5815% 8/25/33 (l)	302	219
Series 2003-3 Class M1, 1.5515% 8/25/33 (l)	593	493
Series 2003-5 Class A2, 0.9615% 12/25/33 (l)	25	18
Series 2005-5 Class 2A2, 0.5115% 11/25/35 (l)	69	68
Series 2006-1 Class 2A3, 0.4865% 4/25/36 (l)	986	960
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2006-8 Class 2A1, 0.3115% 3/25/37 (l)	$ 4	$ 4
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.552% 3/20/36 (l)	556	463
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4515% 1/25/37 (l)	1,137	477
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5615% 7/25/36 (l)	2,497	103
Series 2007-CH1:
Class AV4, 0.3915% 11/25/36 (l)	1,136	976
Class MV1, 0.4915% 11/25/36 (l)	923	611
Series 2007-CH3 Class M1, 0.5615% 3/25/37 (l)	397	20
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6328% 12/27/29 (l)	569	489
Series 2006-A Class 2C, 1.4528% 3/27/42 (l)	2,016	371
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	1,026	1,038
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3415% 6/25/34 (l)	72	45
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)	11	10
Class C, 5.691% 10/20/28 (g)	5	5
Class D, 6.01% 10/20/28 (g)	58	47
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5215% 10/25/36 (l)	407	23
Series 2007-HE1 Class M1, 0.5615% 5/25/37 (l)	596	31
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0115% 7/25/34 (l)	127	84
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	75	76
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9115% 7/25/34 (l)	436	342
Series 2006-FM1 Class A2B, 0.3715% 4/25/37 (l)	1,527	1,396
Series 2006-MLN1 Class A2A, 0.3315% 7/25/37 (l)	10	10
Series 2006-OPT1 Class A1A, 0.5215% 6/25/35 (l)	2,331	1,913
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6015% 8/25/34 (l)	44	36
Series 2005-NC1 Class M1, 0.7015% 1/25/35 (l)	303	214
Series 2005-NC2 Class B1, 1.4315% 3/25/35 (l)	316	48
Series 2007-HE2 Class M1, 0.5115% 1/25/37 (l)	3,212	88
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (n)	1,364	188
Series 2006-1 Class AIO, 5.5% 4/25/11 (n)	188	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-2 Class AIO, 6% 8/25/11 (n)	$ 160	$ 3
Series 2006-3 Class AIO, 7.1% 1/25/12 (n)	258	12
Series 2006-4:
Class A1, 0.2915% 3/25/25 (l)	97	96
Class AIO, 6.35% 2/27/12 (n)	819	44
Class D, 1.3615% 5/25/32 (l)	1,544	36
Series 2007-1 Class AIO, 7.27% 4/25/12 (n)	1,101	83
Series 2007-2 Class AIO, 6.7% 7/25/12 (n)	936	78
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7715% 9/25/35 (l)	1,083	717
Series 2005-D Class M2, 0.7315% 2/25/36 (l)	593	55
Ocala Funding LLC:
Series 2005-1A Class A, 1.73535% 3/20/49 (d)(g)	429	0
Series 2006-1A Class A, 1.662% 3/20/49 (d)(g)(l)	892	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3515% 5/25/37 (l)	46	46
Series 2007-6 Class 2A1, 0.3215% 7/25/37 (l)	102	100
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5115% 9/25/34 (l)	405	257
Class M4, 1.7115% 9/25/34 (l)	519	242
Series 2005-WCH1:
Class M2, 0.7815% 1/25/36 (l)	1,817	1,684
Class M3, 0.8215% 1/25/36 (l)	363	257
Class M4, 1.0915% 1/25/36 (l)	1,120	462
Series 2005-WHQ2:
Class M7, 1.5115% 5/25/35 (l)	1,328	33
Class M9, 2.1415% 5/25/35 (l)	19	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8158% 3/15/15 (g)(l)	2,497	2,496
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4915% 12/25/36 (l)	271	8
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3315% 2/25/37 (l)	42	42
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0615% 4/25/33 (l)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0565% 3/25/35 (l)	1,158	960
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9815% 1/25/36 (l)	51	2
Series 2006-FR4 Class A2A, 0.3415% 8/25/36 (l)	445	178
Series 2007-NC1 Class A2A, 0.3115% 12/25/36 (l)	137	135
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4106% 3/20/19 (FGIC Insured) (g)(l)	$ 557	$ 525
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2516% 6/15/33 (l)	965	86
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (g)	455	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4115% 9/25/34 (l)	54	22
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)	583	600
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1215% 9/25/34 (l)	22	17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8628% 4/6/42 (g)(l)	1,488	45
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13 (AMBAC Insured)	208	210
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	674	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.7658% 8/15/15 (g)(l)	6,374	6,352
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(g)	6	0*
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1031% 10/25/44 (g)(l)	1,358	611
TOTAL ASSET-BACKED SECURITIES (Cost $81,382)		83,293
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.6%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7331% 4/12/56 (g)(l)	1,084	1,076
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6983% 4/10/49 (l)	51	25
Class C, 5.6983% 4/10/49 (l)	135	58
Class D, 5.6983% 4/10/49 (l)	67	24
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (g)	3,304	3,366
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9055% 1/25/34 (l)	1,376	1,299
Series 2004-1 Class 2A2, 3.2375% 10/25/34 (l)	1,460	1,325
Series 2004-A Class 2A2, 2.9991% 2/25/34 (l)	789	705
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (l)	$ 103	$ 93
Class 2A2, 3.0527% 3/25/34 (l)	859	827
Series 2004-D Class 2A2, 2.9567% 5/25/34 (l)	1,283	1,178
Series 2004-G Class 2A7, 3.0214% 8/25/34 (l)	1,184	1,068
Series 2004-H Class 2A1, 3.1667% 9/25/34 (l)	1,062	962
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (g)(l)(n)	34,857	2,545
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5415% 1/25/35 (l)	1,638	1,362
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4264% 10/12/41 (g)(l)(n)	2,557	29
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.9853% 2/25/37 (l)	373	371
Series 2007-A2 Class 2A1, 3.0618% 7/25/37 (l)	3,699	3,706
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0995% 12/10/49 (l)	912	964
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.4204% 8/25/34 (l)	911	904
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,019	459
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7648% 7/16/34 (g)(l)	680	679
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9234% 11/25/34 (l)	161	151
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (l)	1,333	1,288
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4631% 10/18/54 (g)(l)	2,608	2,592
Class C2, 0.7731% 10/18/54 (g)(l)	874	866
Class M2, 0.5531% 10/18/54 (g)(l)	1,499	1,471
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7825% 11/20/56 (g)(l)	2,161	2,109
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.363% 12/20/54 (l)	142	92
Series 2006-1A Class C2, 1.463% 12/20/54 (g)(l)	4,917	3,164
Series 2006-2 Class C1, 0.733% 12/20/54 (l)	4,095	2,635
Series 2006-3 Class C2, 0.763% 12/20/54 (l)	853	549
Series 2006-4:
Class B1, 0.353% 12/20/54 (l)	3,154	2,602
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class C1, 0.643% 12/20/54 (l)	$ 1,928	$ 1,241
Class M1, 0.433% 12/20/54 (l)	829	626
Series 2007-1:
Class 1C1, 0.863% 12/20/54 (l)	1,671	1,075
Class 1M1, 0.563% 12/20/54 (l)	1,114	841
Class 2C1, 1.223% 12/20/54 (l)	760	489
Class 2M1, 0.763% 12/20/54 (l)	1,431	1,080
Series 2007-2 Class 2C1, 0.694% 12/17/54 (l)	1,981	1,275
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7531% 1/20/44 (l)	326	245
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.9085% 4/25/35 (l)	547	474
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.482% 5/19/35 (l)	278	186
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (l)	32	32
Class A3, 5.447% 6/12/47 (l)	1,730	1,791
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9004% 8/25/36 (l)	1,917	1,602
Series 2004-A3 Class 4A1, 4.29% 7/25/34 (l)	1,045	1,013
Series 2004-A5 Class 2A1, 2.6869% 12/25/34 (l)	1,248	1,163
Series 2006-A2 Class 5A1, 2.9739% 11/25/33 (l)	2,814	2,706
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	410	441
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4715% 5/25/47 (l)	767	529
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4915% 10/25/36 (l)	278	1
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4315% 2/25/37 (l)	1,357	976
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.436% 6/15/22 (g)(l)	188	177
Class C, 0.456% 6/15/22 (g)(l)	1,165	1,034
Class D, 0.466% 6/15/22 (g)(l)	448	383
Class E, 0.476% 6/15/22 (g)(l)	717	604
Class F, 0.506% 6/15/22 (g)(l)	1,164	963
Class G, 0.576% 6/15/22 (g)(l)	269	219
Class H, 0.596% 6/15/22 (g)(l)	538	429
Class J, 0.636% 6/15/22 (g)(l)	628	473
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.7866% 8/25/34 (l)	$ 1,393	$ 1,329
Series 2005-A2 Class A7, 2.6496% 2/25/35 (l)	1,172	1,096
Series 2006-A6 Class A4, 3.1889% 10/25/33 (l)	1,134	1,092
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (l)	3,905	4,118
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5515% 7/25/35 (l)	1,733	1,420
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5615% 3/25/37 (l)	2,236	146
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.81% 10/25/35 (l)	703	615
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.614% 7/10/35 (g)(l)	1,236	1,005
Class B6, 3.114% 7/10/35 (g)(l)	263	202
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	725	762
Series 2004-SL3 Class A1, 7% 8/25/16	40	39
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7115% 6/25/33 (g)(l)	311	255
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	129	128
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (l)	30	22
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3732% 4/25/33 (l)	415	402
Series 2003-20 Class 1A1, 5.5% 7/25/33	315	322
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.46% 9/25/36 (l)	2,485	1,769
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.38% 7/25/36 (l)	8,058	8,031
Series 2006-5 Class A1, 0.3815% 10/25/46 (l)	3,021	2,989
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.7159% 8/25/33 (l)	708	673
Series 2005-AR3 Class A2, 2.7112% 3/25/35 (l)	1,892	1,702
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.8554% 12/25/34 (l)	633	633
Series 2004-H Class A1, 4.5271% 6/25/34 (l)	1,158	1,138
Series 2004-W Class A9, 2.7616% 11/25/34 (l)	3,939	3,794
Series 2005-AR10 Class 2A2, 2.833% 6/25/35 (l)	519	503
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR12:
Class 2A5, 2.8181% 7/25/35 (l)	$ 9,917	$ 9,421
Class 2A6, 2.8181% 7/25/35 (l)	436	413
Series 2005-AR2 Class 2A2, 2.8076% 3/25/35 (l)	1,946	1,820
Series 2005-AR3 Class 2A1, 2.8794% 3/25/35 (l)	758	692
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $78,566)		109,143
Commercial Mortgage Securities - 1.6%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0685% 2/14/43 (l)	671	714
Class A3, 7.1185% 2/14/43 (l)	724	782
Class A6, 7.4385% 2/14/43 (l)	1,067	1,134
Class PS1, 1.4561% 2/14/43 (l)(n)	2,713	64
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7218% 5/10/45 (l)	1,065	1,146
Series 2006-5:
Class A2, 5.317% 9/10/47	3,484	3,569
Class A3, 5.39% 9/10/47	1,272	1,314
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,892
Series 2007-2 Class A1, 5.421% 4/10/49	169	172
Series 2007-4 Class A3, 5.8093% 2/10/51 (l)	910	960
Series 2006-6 Class E, 5.619% 10/10/45 (g)	527	151
Series 2007-3:
Class A3, 5.6579% 6/10/49 (l)	1,523	1,588
Class A4, 5.6579% 6/10/49 (l)	1,901	2,030
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	1,997	2,128
Series 2004-2:
Class A3, 4.05% 11/10/38	189	192
Class A4, 4.153% 11/10/38	1,157	1,194
Series 2005-1 Class A3, 4.877% 11/10/42	831	833
Series 2006-1 Class A1, 5.219% 9/10/45 (l)	241	241
Series 2007-1 Class A2, 5.381% 1/15/49	2,550	2,595
Series 2001-3 Class H, 6.562% 4/11/37 (g)	510	516
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2001-PB1:
Class J, 7.166% 5/11/35 (g)	$ 228	$ 225
Class K, 6.15% 5/11/35 (g)	424	404
Series 2005-3 Series A3B, 5.09% 7/10/43 (l)	2,833	2,941
Series 2007-1 Class B, 5.543% 1/15/49	549	441
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5758% 3/15/22 (g)(l)	392	384
Class D, 0.6258% 3/15/22 (g)(l)	397	369
Class E, 0.6658% 3/15/22 (g)(l)	328	298
Class F, 0.7358% 3/15/22 (g)(l)	467	416
Class G, 0.7958% 3/15/22 (g)(l)	303	264
Series 2006-BIX1:
Class C, 0.4458% 10/15/19 (g)(l)	586	565
Class D, 0.4758% 10/15/19 (g)(l)	716	669
Class E, 0.5058% 10/15/19 (g)(l)	663	603
Class F, 0.5758% 10/15/19 (g)(l)	1,987	1,749
Class G, 0.5958% 10/15/19 (g)(l)	935	785
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1115% 12/25/33 (g)(l)	58	42
Series 2004-1:
Class A, 0.6215% 4/25/34 (g)(l)	984	871
Class B, 2.1615% 4/25/34 (g)(l)	110	62
Class M1, 0.8215% 4/25/34 (g)(l)	89	68
Class M2, 1.4615% 4/25/34 (g)(l)	82	57
Series 2004-2:
Class A, 0.6915% 8/25/34 (g)(l)	807	702
Class M1, 0.8415% 8/25/34 (g)(l)	139	103
Series 2004-3:
Class A1, 0.6315% 1/25/35 (g)(l)	1,816	1,562
Class A2, 0.6815% 1/25/35 (g)(l)	261	195
Class M1, 0.7615% 1/25/35 (g)(l)	313	226
Class M2, 1.2615% 1/25/35 (g)(l)	149	101
Series 2005-2A:
Class A1, 0.5715% 8/25/35 (g)(l)	1,272	1,037
Class M1, 0.6915% 8/25/35 (g)(l)	69	46
Class M2, 0.7415% 8/25/35 (g)(l)	114	71
Class M3, 0.7615% 8/25/35 (g)(l)	63	38
Class M4, 0.8715% 8/25/35 (g)(l)	58	33
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class A1, 0.5815% 11/25/35 (g)(l)	$ 522	$ 426
Class A2, 0.6615% 11/25/35 (g)(l)	471	372
Class M1, 0.7015% 11/25/35 (g)(l)	62	41
Class M2, 0.7515% 11/25/35 (g)(l)	78	49
Class M3, 0.7715% 11/25/35 (g)(l)	70	41
Class M4, 0.8615% 11/25/35 (g)(l)	87	47
Series 2005-4A:
Class A2, 0.6515% 1/25/36 (g)(l)	1,203	939
Class B1, 1.6615% 1/25/36 (g)(l)	104	40
Class M1, 0.7115% 1/25/36 (g)(l)	388	258
Class M2, 0.7315% 1/25/36 (g)(l)	116	73
Class M3, 0.7615% 1/25/36 (g)(l)	170	97
Class M4, 0.8715% 1/25/36 (g)(l)	94	49
Class M5, 0.9115% 1/25/36 (g)(l)	94	45
Class M6, 0.9615% 1/25/36 (g)(l)	100	41
Series 2006-1:
Class A2, 0.6215% 4/25/36 (g)(l)	185	148
Class M1, 0.6415% 4/25/36 (g)(l)	66	43
Class M2, 0.6615% 4/25/36 (g)(l)	70	43
Class M3, 0.6815% 4/25/36 (g)(l)	60	34
Class M4, 0.7815% 4/25/36 (g)(l)	34	18
Class M5, 0.8215% 4/25/36 (g)(l)	33	16
Class M6, 0.9015% 4/25/36 (g)(l)	66	30
Series 2006-2A:
Class A1, 0.4915% 7/25/36 (g)(l)	2,787	2,229
Class A2, 0.5415% 7/25/36 (g)(l)	165	126
Class B1, 1.1315% 7/25/36 (g)(l)	62	22
Class B3, 2.9615% 7/25/36 (g)(l)	94	24
Class M1, 0.5715% 7/25/36 (g)(l)	174	99
Class M2, 0.5915% 7/25/36 (g)(l)	122	65
Class M3, 0.6115% 7/25/36 (g)(l)	102	49
Class M4, 0.6815% 7/25/36 (g)(l)	69	29
Class M5, 0.7315% 7/25/36 (g)(l)	84	35
Class M6, 0.8015% 7/25/36 (g)(l)	126	45
Series 2006-3A:
Class B1, 1.0615% 10/25/36 (g)(l)	112	20
Class B2, 1.6115% 10/25/36 (g)(l)	80	12
Class B3, 2.8615% 10/25/36 (g)(l)	131	16
Class M4, 0.6915% 10/25/36 (g)(l)	123	46
Class M5, 0.7415% 10/25/36 (g)(l)	148	49
Class M6, 0.8215% 10/25/36 (g)(l)	289	72
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class A1, 0.4915% 12/25/36 (g)(l)	$ 630	$ 507
Class A2, 0.5315% 12/25/36 (g)(l)	3,082	2,312
Class B1, 0.9615% 12/25/36 (g)(l)	98	17
Class B2, 1.5115% 12/25/36 (g)(l)	101	16
Class B3, 2.7115% 12/25/36 (g)(l)	171	20
Class M1, 0.5515% 12/25/36 (g)(l)	205	119
Class M2, 0.5715% 12/25/36 (g)(l)	136	74
Class M3, 0.6015% 12/25/36 (g)(l)	139	69
Class M4, 0.6615% 12/25/36 (g)(l)	166	73
Class M5, 0.7015% 12/25/36 (g)(l)	152	64
Class M6, 0.7815% 12/25/36 (g)(l)	136	50
Series 2007-1:
Class A2, 0.5315% 3/25/37 (g)(l)	645	458
Class B1, 0.9315% 3/25/37 (g)(l)	206	41
Class B2, 1.4115% 3/25/37 (g)(l)	149	24
Class B3, 3.6115% 3/25/37 (g)(l)	408	45
Class M1, 0.5315% 3/25/37 (g)(l)	181	87
Class M2, 0.5515% 3/25/37 (g)(l)	136	58
Class M3, 0.5815% 3/25/37 (g)(l)	121	46
Class M4, 0.6315% 3/25/37 (g)(l)	98	34
Class M5, 0.6815% 3/25/37 (g)(l)	151	47
Class M6, 0.7615% 3/25/37 (g)(l)	211	53
Series 2007-2A:
Class A1, 0.5315% 7/25/37 (g)(l)	585	433
Class A2, 0.5815% 7/25/37 (g)(l)	549	269
Class B1, 1.8615% 7/25/37 (g)(l)	170	22
Class B2, 2.5115% 7/25/37 (g)(l)	147	18
Class B3, 3.6115% 7/25/37 (g)(l)	164	15
Class M1, 0.6315% 7/25/37 (g)(l)	193	61
Class M2, 0.6715% 7/25/37 (g)(l)	105	31
Class M3, 0.7515% 7/25/37 (g)(l)	106	26
Class M4, 0.9115% 7/25/37 (g)(l)	211	38
Class M5, 1.0115% 7/25/37 (g)(l)	186	28
Class M6, 1.2615% 7/25/37 (g)(l)	236	33
Series 2007-3:
Class A2, 0.5515% 7/25/37 (g)(l)	663	444
Class B1, 1.2115% 7/25/37 (g)(l)	148	19
Class B2, 1.8615% 7/25/37 (g)(l)	370	37
Class B3, 4.2615% 7/25/37 (g)(l)	197	16
Class M1, 0.5715% 7/25/37 (g)(l)	132	60
Class M2, 0.6015% 7/25/37 (g)(l)	141	49
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M3, 0.6315% 7/25/37 (g)(l)	$ 221	$ 66
Class M4, 0.7615% 7/25/37 (g)(l)	348	98
Class M5, 0.8615% 7/25/37 (g)(l)	182	40
Class M6, 1.0615% 7/25/37 (g)(l)	138	28
Series 2007-4A:
Class B1, 2.8115% 9/25/37 (g)(l)	224	7
Class B2, 3.7115% 9/25/37 (g)(l)	811	20
Class M1, 1.2115% 9/25/37 (g)(l)	215	32
Class M2, 1.3115% 9/25/37 (g)(l)	215	26
Class M4, 1.8615% 9/25/37 (g)(l)	548	49
Class M5, 2.0115% 9/25/37 (g)(l)	548	38
Class M6, 2.2115% 9/25/37 (g)(l)	548	33
Series 2004-1 Class IO, 1.25% 4/25/34 (g)(n)	2,029	71
Series 2007-5A Class IO, 3.047% 10/25/37 (g)(l)(n)	4,857	577
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7058% 3/15/19 (g)(l)	611	511
Class H, 0.9158% 3/15/19 (g)(l)	411	306
Class J, 1.1158% 3/15/19 (g)(l)	309	219
Series 2007-BBA8:
Class D, 0.5158% 3/15/22 (g)(l)	452	370
Class E, 0.5658% 3/15/22 (g)(l)	2,347	1,807
Class F, 0.6158% 3/15/22 (g)(l)	1,440	1,037
Class G, 0.6658% 3/15/22 (g)(l)	369	255
Class H, 0.8158% 3/15/22 (g)(l)	452	285
Class J, 0.9658% 3/15/22 (g)(l)	452	226
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	245	249
Series 2004-PWR3 Class A3, 4.487% 2/11/41	526	535
Series 2006-T24 Class A1, 4.905% 10/12/41 (l)	439	443
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,680	2,820
Series 2007-PW16:
Class A4, 5.7174% 6/11/40 (l)	534	581
Class AAB, 5.7174% 6/11/40 (l)	4,740	5,069
Series 2007-PW17 Class A1, 5.282% 6/11/50	414	421
Series 2007-PW18:
Class A2, 5.613% 6/11/50	320	332
Class A4, 5.7% 6/11/50	4,380	4,733
Series 2007-T26 Class A1, 5.145% 1/12/45 (l)	158	161
Series 2003-PWR2 Class X2, 0.5297% 5/11/39 (g)(l)(n)	6,436	20
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW13 Class A3, 5.518% 9/11/41	$ 3,219	$ 3,372
Series 2006-PW14 Class X2, 0.6525% 12/11/38 (g)(l)(n)	10,396	186
Series 2006-T22 Class A4, 5.514% 4/12/38 (l)	114	125
Series 2007-PW16:
Class B, 5.7174% 6/11/40 (g)(l)	146	98
Class C, 5.7174% 6/11/40 (g)(l)	122	68
Class D, 5.7174% 6/11/40 (g)(l)	122	63
Series 2007-PW18 Class X2, 0.3155% 6/11/50 (g)(l)(n)	79,526	958
Series 2007-T28:
Class A1, 5.422% 9/11/42	88	89
Class X2, 0.1785% 9/11/42 (g)(l)(n)	39,180	295
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (g)(l)	543	219
C-BASS Trust floater Series 2006-SC1 Class A, 0.5315% 5/25/36 (g)(l)	651	485
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	1,072	1,139
Class XCL, 2.1173% 5/15/35 (g)(l)(n)	9,716	214
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.574% 8/15/21 (g)(l)	326	318
Class G, 0.594% 8/15/21 (g)(l)	405	379
Class H, 0.634% 8/15/21 (g)(l)	324	292
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	6,330	6,831
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (g)	1,379	1,247
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)	1,149	1,150
Class A2, 5.6981% 12/10/49 (l)	1,210	1,256
Class A4, 5.6981% 12/10/49 (l)	3,035	3,289
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49	714	721
Class A4, 5.322% 12/11/49	4,053	4,272
Series 2007-CD4:
Class A3, 5.293% 12/11/49	888	914
Class C, 5.476% 12/11/49	1,717	601
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8155% 5/15/46 (l)	$ 912	$ 977
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	1,505
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4958% 4/15/17 (g)(l)	2,493	2,318
Class C, 0.5358% 4/15/17 (g)(l)	734	675
Class D, 0.5758% 4/15/17 (g)(l)	721	656
Class E, 0.6358% 4/15/17 (g)(l)	230	204
Class F, 0.6758% 4/15/17 (g)(l)	130	112
Class G, 0.8158% 4/15/17 (g)(l)	130	107
Class H, 0.8858% 4/15/17 (g)(l)	130	100
Class J, 1.1158% 4/15/17 (g)(l)	100	70
Series 2005-FL11:
Class C, 0.5658% 11/15/17 (g)(l)	696	661
Class D, 0.6058% 11/15/17 (g)(l)	36	34
Class E, 0.6558% 11/15/17 (g)(l)	128	118
Class F, 0.7158% 11/15/17 (g)(l)	141	128
Class G, 0.7658% 11/15/17 (g)(l)	98	88
Series 2006-CN2A:
Class A2FL, 0.483% 2/5/19 (g)(l)	1,390	1,365
Class AJFL, 0.523% 2/5/19 (l)	640	622
Series 2006-FL12 Class AJ, 0.3958% 12/15/20 (g)(l)	1,300	1,203
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (l)	9	9
Series 2006-C8 Class A3, 5.31% 12/10/46	2,599	2,701
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (g)	1,592	1,592
Class AJFX, 5.478% 2/5/19 (g)	2,940	2,935
Series 2007-C9 Class A4, 5.8148% 12/10/49 (l)	2,018	2,205
Series 2004-LBN2 Class X2, 0.8571% 3/10/39 (g)(l)(n)	2,244	0*
Series 2006-C8:
Class B, 5.44% 12/10/46	1,579	1,043
Class XP, 0.4911% 12/10/46 (l)(n)	13,819	168
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,107	1,184
Series 2007-C2:
Class A2, 5.448% 1/15/49 (l)	6,452	6,561
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A3, 5.542% 1/15/49 (l)	$ 1,824	$ 1,916
Series 2007-C3 Class A4, 5.7203% 6/15/39 (l)	549	584
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,191	5,434
Series 2006-C5 Class ASP, 0.6744% 12/15/39 (l)(n)	8,413	152
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	825	869
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6158% 4/15/22 (g)(l)	3,254	2,538
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	912	934
Series 2002-CP5 Class A1, 4.106% 12/15/35	82	83
Series 2004-C1:
Class A3, 4.321% 1/15/37	153	155
Class A4, 4.75% 1/15/37	425	447
Series 2001-CK6 Class AX, 0.8911% 8/15/36 (l)(n)	2,268	9
Series 2001-CKN5 Class AX, 1.9441% 9/15/34 (g)(l)(n)	6,413	25
Series 2006-C1 Class A3, 5.5457% 2/15/39 (l)	4,815	5,093
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4158% 2/15/22 (g)(l)	345	311
Class C:
0.4358% 2/15/22 (g)(l)	1,416	1,246
0.5358% 2/15/22 (g)(l)	506	425
Class F, 0.5858% 2/15/22 (g)(l)	1,011	829
Series 2007-C1:
Class ASP, 0.4157% 2/15/40 (l)(n)	17,074	166
Class B, 5.487% 2/15/40 (g)(l)	1,394	209
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	325	325
Class G, 6.936% 3/15/33 (g)	600	602
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,514	5,811
Series 2001-1 Class X1, 0.9778% 5/15/33 (g)(l)(n)	3,327	36
Series 2007-C1 Class XP, 0.2003% 12/10/49 (l)(n)	20,609	109
GMAC Commercial Mortgage Securities, Inc.:
Series 2004-C3 Class X2, 0.6179% 12/10/41 (l)(n)	2,661	12
Series 2005-C1 Class X2, 0.5542% 5/10/43 (l)(n)	3,473	26
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.453% 11/5/21 (g)(l)	$ 343	$ 324
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	1,824	1,911
Series 2007-GG9 Class A4, 5.444% 3/10/39	2,652	2,833
Series 2005-GG3 Class XP, 0.6927% 8/10/42 (g)(l)(n)	15,265	101
Series 2006-GG7 Class A3, 5.8829% 7/10/38 (l)	2,404	2,536
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (g)(n)	21,003	186
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.503% 6/6/20 (g)(l)	46	44
Class D, 0.543% 6/6/20 (g)(l)	218	201
Class E, 0.633% 6/6/20 (g)(l)	252	227
Class F, 0.703% 6/6/20 (g)(l)	634	558
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (g)(l)	1,144	1,116
Class D, 2.3636% 3/6/20 (g)(l)	2,144	2,086
Class F, 2.8433% 3/6/20 (g)(l)	94	91
Class G, 3.0177% 3/6/20 (g)(l)	47	45
Class H, 3.5846% 3/6/20 (g)(l)	42	40
Class J, 4.4568% 3/6/20 (g)(l)	60	56
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	283	286
Series 2005-GG4 Class XP, 0.7101% 7/10/39 (g)(l)(n)	16,612	148
Series 2006-GG6 Class A2, 5.506% 4/10/38	3,361	3,366
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,368	1,386
Series 2007-GG10:
Class A1, 5.69% 8/10/45	55	56
Class A2, 5.778% 8/10/45	435	446
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-CB8 Class X2, 1.1472% 1/12/39 (g)(l)(n)	2,037	0*
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4358% 11/15/18 (g)(l)	594	558
Class C, 0.4758% 11/15/18 (g)(l)	422	396
Class D, 0.4958% 11/15/18 (g)(l)	186	175
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2:
Class E, 0.5458% 11/15/18 (g)(l)	$ 268	$ 236
Class F, 0.5958% 11/15/18 (g)(l)	402	346
Class G, 0.6258% 11/15/18 (g)(l)	349	293
Class H, 0.7658% 11/15/18 (g)(l)	268	217
sequential payer:
Series 2006-CB14 Class A3B, 5.4864% 12/12/44 (l)	2,712	2,834
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	625
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)	433	448
Class A3, 5.336% 5/15/47	380	404
Series 2007-CB19 Class A4, 5.7447% 2/12/49 (l)	3,198	3,444
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (l)	2,560	2,649
Series 2007-LDP10 Class A1, 5.122% 1/15/49	14	14
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,063	2,110
Class A3, 5.412% 1/15/49	2,510	2,668
Series 2005-CB13 Class E, 5.3502% 1/12/43 (g)(l)	461	48
Series 2005-LDP3 Class A3, 4.959% 8/15/42	6,659	6,931
Series 2006-CB17 Class A3, 5.45% 12/12/43	260	269
Series 2007-CB19:
Class B, 5.7447% 2/12/49 (l)	78	46
Class C, 5.7447% 2/12/49 (l)	204	104
Class D, 5.7447% 2/12/49 (l)	214	100
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)	174	111
Class CS, 5.466% 1/15/49 (l)	75	41
Class ES, 5.5411% 1/15/49 (g)(l)	472	120
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (g)	308	309
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.948% 7/15/44 (l)	743	802
Series 1998-C1 Class D, 6.98% 2/18/30	273	273
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.065% 4/25/21 (g)(l)	42	28
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	8	8
Series 2006-C1 Class A2, 5.084% 2/15/31	231	231
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C6:
Class A1, 5.23% 9/15/39	$ 78	$ 79
Class A2, 5.262% 9/15/39 (l)	1,591	1,607
Series 2006-C7:
Class A1, 5.279% 11/15/38	38	39
Class A2, 5.3% 11/15/38	1,003	1,020
Class A3, 5.347% 11/15/38	679	727
Series 2007-C1:
Class A1, 5.391% 2/15/40 (l)	90	91
Class A4, 5.424% 2/15/40	2,738	2,938
Series 2007-C2 Class A3, 5.43% 2/15/40	1,980	2,113
Series 2001-C3 Class B, 6.512% 6/15/36	1,763	1,790
Series 2001-C7 Class D, 6.514% 11/15/33	1,003	1,026
Series 2004-C2 Class XCP, 1.0355% 3/15/36 (g)(l)(n)	15,387	6
Series 2005-C3 Class XCP, 0.7544% 7/15/40 (l)(n)	2,823	23
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (l)(n)	4,202	69
Series 2007-C1 Class XCP, 0.4772% 2/15/40 (l)(n)	1,566	20
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,140	1,231
Series 2007-C7:
Class A3, 5.866% 9/15/45	972	1,049
Class XCP, 0.2848% 9/15/45 (l)(n)	69,986	689
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4958% 9/15/21 (g)(l)	292	263
Class E, 0.5558% 9/15/21 (g)(l)	1,054	927
Class F, 0.6058% 9/15/21 (g)(l)	868	738
Class G, 0.6258% 9/15/21 (g)(l)	1,714	1,389
Class H, 0.6658% 9/15/21 (g)(l)	442	345
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,619	1,660
Merrill Lynch Mortgage Trust:
sequential payer Series 2004-MKB1 Class A2, 4.353% 2/12/42	49	49
Series 2005-CKI1 Class A3, 5.2412% 11/12/37 (l)	1,498	1,526
Series 2005-LC1 Class F, 5.3853% 1/12/44 (g)(l)	793	405
Series 2006-C1 Class A2, 5.6109% 5/12/39 (l)	1,078	1,111
Series 2007-C1 Class A4, 5.8261% 6/12/50 (l)	3,452	3,748
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	2,085
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3813% 12/12/49 (l)	416	406
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-1 CLass A3, 5.4839% 2/12/39 (l)	$ 970	$ 1,008
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	784	833
Series 2007-5:
Class A3, 5.364% 8/12/48	356	366
Class A4, 5.378% 8/12/48	36	38
Class B, 5.479% 2/12/17	2,736	1,202
Series 2007-6:
Class A1, 5.175% 3/12/51	31	31
Class A4, 5.485% 3/12/51 (l)	7,400	7,771
Series 2007-7 Class A4, 5.7439% 6/12/50 (l)	3,192	3,395
Series 2007-8 Class A1, 4.622% 8/12/49	179	181
Series 2006-4 Class XP, 0.6112% 12/12/49 (l)(n)	17,894	344
Series 2007-6 Class B, 5.635% 3/12/51 (l)	912	447
Series 2007-7 Class B, 5.75% 6/12/50	79	18
Series 2007-8 Class A3, 5.9645% 8/12/49 (l)	787	852
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.466% 7/15/19 (g)(l)	272	141
Series 2007-XCLA Class A1, 0.466% 7/17/17 (g)(l)	1,479	1,331
Series 2007-XLFA:
Class C, 0.426% 10/15/20 (g)(l)	523	439
Class D, 0.456% 10/15/20 (g)(l)	507	380
Class E, 0.516% 10/15/20 (g)(l)	634	412
Class F, 0.566% 10/15/20 (g)(l)	380	190
Class G, 0.606% 10/15/20 (g)(l)	470	188
Class H, 0.696% 10/15/20 (g)(l)	296	30
Class J, 0.846% 10/15/20 (g)(l)	338	17
Class MHRO, 0.956% 10/15/20 (g)(l)	369	118
Class MJPM, 1.266% 10/15/20 (g)(l)	21	16
Class MSTR, 0.966% 10/15/20 (g)(l)	214	69
Class NHRO, 1.156% 10/15/20 (g)(l)	558	123
Class NSTR, 1.116% 10/15/20 (g)(l)	197	43
sequential payer:
Series 2003-IQ5 Class X2, 0.9108% 4/15/38 (g)(l)(n)	2,511	12
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,354	1,389
Series 2006-T23 Class A1, 5.682% 8/12/41	122	122
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	82	82
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-HQ11:
Class A31, 5.439% 2/12/44 (l)	$ 462	$ 480
Series 2007-IQ13 Class A1, 5.05% 3/15/44	172	174
Series 2007-IQ14 Class A1, 5.38% 4/15/49	335	341
Series 2007-T25 Class A1, 5.391% 11/12/49	160	163
Series 2003-IQ6 Class X2, 0.5897% 12/15/41 (g)(l)(n)	5,397	27
Series 2005-IQ9 Class X2, 1.0924% 7/15/56 (g)(l)(n)	9,646	93
Series 2006-HQ10 Class X2, 0.4925% 11/12/41 (g)(l)(n)	6,608	61
Series 2006-HQ8 Class A3, 5.442% 3/12/44 (l)	1,415	1,432
Series 2006-IQ11:
Class A3, 5.6957% 10/15/42 (l)	1,435	1,490
Class A4, 5.7317% 10/15/42 (l)	274	300
Series 2006-IQ12 Class B, 5.468% 12/15/43	912	593
Series 2006-T23 Class A3, 5.803% 8/12/41 (l)	466	497
Series 2007-HQ11 Class B, 5.538% 2/20/44 (l)	1,654	1,241
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	1,368	1,449
Class AAB, 5.654% 4/15/49	2,650	2,805
Class B, 5.7308% 4/15/49 (l)	224	123
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	84	86
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (g)	567	572
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4658% 1/15/18 (g)(l)	969	930
Series 2006-WL7A:
Class E, 0.544% 9/15/21 (g)(l)	1,239	964
Class F, 0.604% 8/11/18 (g)(l)	1,426	956
Class G, 0.624% 8/11/18 (g)(l)	1,351	829
Class J, 0.864% 8/11/18 (g)(l)	300	140
Series 2007-WHL8:
Class AP1, 0.9658% 6/15/20 (g)(l)	98	69
Class AP2, 1.0658% 6/15/20 (g)(l)	163	106
Class F, 0.7458% 6/15/20 (g)(l)	3,171	2,061
Class LXR1, 0.9658% 6/15/20 (g)(l)	112	94
Class LXR2, 1.0658% 6/15/20 (g)(l)	2,162	1,708
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	1,345	1,355
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C8 Class A3, 4.445% 11/15/35	$ 3,972	$ 4,026
Series 2006-C27 Class A2, 5.624% 7/15/45	742	749
Series 2006-C29:
Class A1, 5.11% 11/15/48	284	286
Class A3, 5.313% 11/15/48	2,422	2,532
Series 2007-C30:
Class A1, 5.031% 12/15/43	4	4
Class A3, 5.246% 12/15/43	783	805
Class A4, 5.305% 12/15/43	268	274
Class A5, 5.342% 12/15/43	976	1,018
Series 2007-C31:
Class A1, 5.14% 4/15/47	7	7
Class A4, 5.509% 4/15/47	2,061	2,170
Series 2007-C32:
Class A2, 5.7406% 6/15/49 (l)	3,184	3,319
Class A3, 5.7456% 6/15/49 (l)	1,548	1,650
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(l)	433	428
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (g)(l)	701	673
Class 180B, 5.5782% 10/15/41 (g)(l)	319	300
Series 2005-C19 Class B, 4.892% 5/15/44	912	843
Series 2005-C22:
Class B, 5.3619% 12/15/44 (l)	2,022	1,809
Class F, 5.3619% 12/15/44 (g)(l)	1,521	861
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)	5,005	5,341
Series 2006-C29 Class E, 5.516% 11/15/48 (l)	912	492
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	2,736	1,416
Class D, 5.513% 12/15/43 (l)	1,459	593
Class XP, 0.4403% 12/15/43 (g)(l)(n)	10,129	123
Series 2007-C31 Class C, 5.6933% 4/15/47 (l)	251	129
Series 2007-C31A Class A2, 5.421% 4/15/47	8,776	9,077
Series 2007-C32:
Class D, 5.7456% 6/15/49 (l)	685	368
Class E, 5.7456% 6/15/49 (l)	1,080	456
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.8994% 2/15/51 (l)	$ 604	$ 651
Series 2007-C33 Class B, 5.8994% 2/15/51 (l)	1,534	1,131
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $246,724)		316,184
Municipal Securities - 0.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 1/1/35 (l)	1,700	1,659
California Gen. Oblig.:
6.2% 3/1/19	4,027	4,259
7.5% 4/1/34	3,750	4,013
7.55% 4/1/39	800	863
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	4,050	4,037
5.665% 3/1/18 (h)	3,000	3,006
5.877% 3/1/19 (h)	2,675	2,682
TOTAL MUNICIPAL SECURITIES (Cost $20,096)		20,519
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $1,850)	1,794	1,887
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $134)	143	152
Floating Rate Loans - 1.0%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Ford Motor Co. term loan 3.02% 12/15/13 (l)	3,278	3,274
Hotels, Restaurants & Leisure - 0.0%
Fantasy Springs Resort Casino term loan 12% 8/6/12 (l)	8,120	6,781
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.27% 3/6/14 (l)	$ 3,716	$ 3,707
Hicks Sports Group LLC Tranche 2LN, term loan 8.75% 12/22/11 (d)(l)	2,750	3
Newsday LLC term loan 10.5% 8/1/13	7,000	7,447
Tribune Co. Tranche X, term loan 7.0838% 3/17/09 (d)(l)	1,188	831
Univision Communications, Inc. term loan 4.5115% 3/31/17 (l)	11,293	11,010
		22,998
Specialty Retail - 0.1%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (l)	4,970	5,001
GNC Corp. term loan 3.2957% 9/16/13 (l)	764	758
Michaels Stores, Inc.:
Tranche B1, term loan 2.5841% 10/31/13 (l)	1,111	1,108
Tranche B2, term loan 4.8341% 7/31/16 (l)	1,495	1,504
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (l)	4,965	5,009
		13,380
TOTAL CONSUMER DISCRETIONARY		46,433
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (l)	945	954
FINANCIALS - 0.1%
Commercial Banks - 0.0%
CIT Group, Inc. Tranche 3LN, term loan 6.25% 8/11/15 (l)	2,798	2,843
Diversified Financial Services - 0.0%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	5,405	5,541
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Realogy Corp. term loan:
4.5106% 10/10/16 (l)	$ 1,437	$ 1,369
4.5615% 10/10/16 (l)	11,568	11,019
		12,388
TOTAL FINANCIALS		20,772
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Genoa Healthcare Group LLC Tranche 2, term loan 10.75% 2/4/13 (l)	2,500	2,100
Golden Gate National Senior Care LLC:
Tranche 1LN, term loan 3.0115% 3/14/11 (l)	786	784
Tranche 2LN, term loan 8.0115% 9/14/11 (l)	6,000	5,850
National Renal Institutes, Inc. Tranche B, term loan 8.5% 3/31/13 (l)	11,474	11,704
Sheridan Healthcare, Inc. Tranche 2LN, term loan 6.0605% 6/15/15 (l)	17,840	17,305
Sunquest Information Systems, Inc. Tranche 2 LN, term loan 9.75% 6/16/17 (l)	2,250	2,295
		40,038
INDUSTRIALS - 0.1%
Air Freight & Logistics - 0.0%
CEVA Group PLC:
Credit-Linked Deposit 3.3028% 11/4/13 (l)	222	219
term loan:
3.2615% 11/4/13 (l)	2,202	2,169
3.2615% 11/4/13 (l)	266	262
		2,650
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.514% 4/30/14 (l)	8,272	8,106
US Airways Group, Inc. term loan 2.7615% 3/23/14 (l)	4,593	4,225
		12,331
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.3125% 2/7/15 (l)	$ 985	$ 941
TOTAL INDUSTRIALS		15,922
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Avaya, Inc.:
term loan 3.0605% 10/27/14 (l)	1,807	1,755
Tranche B 3LN, term loan 4.8105% 10/26/17 (l)	3,630	3,562
SafeNet, Inc. Tranche 2LN, term loan 6.2615% 4/12/15 (l)	7,500	7,444
		12,761
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 6.0528% 6/11/15 (l)	23,730	23,166
SS&C Technologies, Inc. term loan 2.3009% 11/23/12 (l)	347	347
		23,513
TOTAL INFORMATION TECHNOLOGY		36,274
MATERIALS - 0.0%
Chemicals - 0.0%
Arizona Chemical term loan 6.75% 11/19/16 (l)	223	225
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Asurion Corp.:
Tranche 2LN, term loan 6.764% 7/3/15 (l)	4,637	4,614
Tranche B 2LN, term loan 6.75% 3/31/15 (l)	6,455	6,528
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	1,646	1,664
		12,806
UTILITIES - 0.2%
Electric Utilities - 0.1%
Bicent Power LLC Tranche 2LN, term loan 4.31% 12/31/14 (l)	810	158
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7657% 10/10/14 (l)	$ 3,426	$ 2,887
Tranche B2, term loan 3.7874% 10/10/14 (l)	7,306	6,147
Tranche B3, term loan 3.7657% 10/10/14 (l)	15,475	13,018
		22,210
Independent Power Producers & Energy Traders - 0.1%
Nebraska Energy, Inc. Tranche 2LN, term loan 4.8125% 5/1/14 (l)	12,400	11,532
TOTAL UTILITIES		33,742
TOTAL FLOATING RATE LOANS (Cost $198,770)		207,166
Bank Notes - 0.0%

National City Bank, Cleveland 0.3959% 3/1/13 (l)	930	924
Wachovia Bank NA 6% 11/15/17	3,066	3,436
TOTAL BANK NOTES (Cost $4,239)		4,360
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (l)	975	881
MUFG Capital Finance 1 Ltd. 6.346% (l)	2,739	2,821
		3,702
TOTAL PREFERRED SECURITIES (Cost $2,649)		3,702
Fixed-Income Funds - 6.8%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (m)	2,529,627	274,237
Fidelity Mortgage Backed Securities Central Fund (m)	10,435,622	1,092,610
TOTAL FIXED-INCOME FUNDS (Cost $1,313,539)		1,366,847
Money Market Funds - 5.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	954,120,187	$ 954,120
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	76,985,312	76,985
TOTAL MONEY MARKET FUNDS (Cost $1,031,105)		1,031,105
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $15,751)	$ 15,751	15,751
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $17,175,593)		20,684,562
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(521,194)
NET ASSETS - 100%		$ 20,163,368
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $2,560,000) (k)

	Sept. 2037	$ 8,950	$ (8,365)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $2,398,000) (k)	Sept. 2037	7,335	(6,856)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $566,000) (k)	Sept. 2037	1,682	(1,572)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $2,398,000) (k)

	Sept. 2037	$ 7,335	$ (6,856)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $2,332,000) (k)	Sept. 2037	7,133	(6,667)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment (Made)/Received $2,025,000) (k)	Sept. 2037	6,123	(5,724)
		$ 38,558	$ (36,040)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $798,473,000 or 4.0% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $40,078,000.

(k) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(o) Affiliated company.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,813,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	3/9/10	$ 660
Legend Pictures Holdings LLC unit	9/23/10	$ 35,000
RDA Holding Co. warrants 2/19/14	2/27/07 - 6/21/07	$ 9,292
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$15,751,000 due 3/01/11 at 0.18%
BNP Paribas Securities Corp.	$ 7,415
Barclays Capital, Inc.	5,442
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,894
$ 15,751
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 786
Fidelity Corporate Bond 1-10 Year Central Fund	9,378
Fidelity Mortgage Backed Securities Central Fund	13,914
Fidelity Securities Lending Cash Central Fund	578
Total	$ 24,656
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 517,102	$ -	$ 239,305*	$ 274,237	41.7%
Fidelity Mortgage Backed Securities Central Fund	818,951	286,217	-	1,092,610	11.0%
Total	$ 1,336,053	$ 286,217	$ 239,305	$ 1,366,847
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CareView Communications, Inc.	$ 16,382	$ -	$ -	$ -	$ 15,772
Neurocrine Biosciences, Inc.	12,570	13,417	5,422	-	25,189
Total	$ 28,952	$ 13,417	$ 5,422	$ -	$ 40,961
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,455,622	$ 1,412,951	$ 7,403	$ 35,268
Consumer Staples	1,142,337	1,085,301	57,036	-
Energy	1,910,158	1,901,412	8,746	-
Financials	1,793,980	1,767,211	26,769	-
Health Care	1,300,283	1,300,283	-	-
Industrials	1,697,176	1,697,101	-	75
Information Technology	2,436,704	2,382,907	52,803	994
Materials	634,477	506,659	127,818	-
Telecommunication Services	109,080	109,080	-	-
Utilities	91,309	91,309	-	-
Corporate Bonds	2,221,271	-	2,220,272	999
U.S. Government and Government Agency Obligations	1,838,271	-	1,838,271	-
U.S. Government Agency - Mortgage Securities	893,785	-	893,785	-
Asset-Backed Securities	83,293	-	73,808	9,485
Collateralized Mortgage Obligations	109,143	-	106,344	2,799
Commercial Mortgage Securities	316,184	-	284,840	31,344
Municipal Securities	20,519	-	20,519	-
Foreign Government and Government Agency Obligations	1,887	-	1,887	-
Supranational Obligations	152	-	152	-
Floating Rate Loans	207,166	-	205,066	2,100
Bank Notes	4,360	-	4,360	-
Preferred Securities	3,702	-	3,702	-
Fixed-Income Funds	1,366,847	1,366,847	-	-
Money Market Funds	1,031,105	1,031,105	-	-
Cash Equivalents	15,751	-	15,751	-
Total Investments in Securities:	$ 20,684,562	$ 14,652,166	$ 5,949,332	$ 83,064
Derivative Instruments:
Liabilities
Swap Agreements	$ (36,040)	$ -	$ (36,040)	$ -
Other Financial Instruments:
Forward Commitments	$ (2,305)	$ -	$ (2,305)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 78,422
Total Realized Gain (Loss)	1,007
Total Unrealized Gain (Loss)	5,956
Cost of Purchases	37,966
Proceeds of Sales	(3,583)
Amortization/Accretion	427
Transfers in to Level 3	6,404
Transfers out of Level 3	(43,535)
Ending Balance	$ 83,064
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 5,775

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (36,040)
Total Value of Derivatives	$ -	$ (36,040)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	20.0%
AAA,AA,A	5.0%
BBB	2.8%
BB	1.8%
B	4.0%
CCC,CC,C	1.8%
Not Rated	0.4%
Equities	62.4%
Short-Term Investments and Net Other Assets	1.8%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.7%
Canada	1.7%
United Kingdom	1.3%
Switzerland	1.2%
Germany	1.1%
Others (Individually Less Than 1%)	8.0%
100.0%
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $1,645,096,000 of which $859,077,000 and $786,019,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2011
Assets
Investment in securities, at value (including securities loaned of $75,950 and repurchase agreements of $15,751) - See accompanying schedule: Unaffiliated issuers (cost $14,794,370)	$ 18,245,649
Fidelity Central Funds (cost $2,344,644)	2,397,952
Other affiliated issuers (cost $36,579)	40,961
Total Investments (cost $17,175,593)		$ 20,684,562
Commitment to sell securities on a delayed delivery basis	(393,922)
Receivable for securities sold on a delayed delivery basis	391,617	(2,305)
Receivable for investments sold		269,894
Cash		557
Foreign currency held at value (cost $2)		2
Receivable for swap agreements		5
Receivable for fund shares sold		13,684
Dividends receivable		17,288
Interest receivable		50,081
Distributions receivable from Fidelity Central Funds		1,211
Prepaid expenses		38
Other receivables		874
Total assets		21,035,891
Liabilities
Payable for investments purchased Regular delivery	$ 338,770
Delayed delivery	389,096
Payable for swap agreements	639
Payable for fund shares redeemed	20,457
Unrealized depreciation on swap agreements	36,040
Accrued management fee	6,808
Other affiliated payables	2,724
Other payables and accrued expenses	1,004
Collateral on securities loaned, at value	76,985
Total liabilities		872,523
Net Assets		$ 20,163,368
Net Assets consist of:
Paid in capital		$ 17,781,130
Undistributed net investment income		94,424
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,186,430)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,474,244
Net Assets		$ 20,163,368

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2011

Puritan: Net Asset Value, offering price and redemption price per share ($17,013,607 ÷ 909,634 shares)	$ 18.70

Class K: Net Asset Value, offering price and redemption price per share ($3,149,761 ÷ 168,410 shares)	$ 18.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2011

Investment Income
Dividends		$ 80,026
Interest		136,820
Income from Fidelity Central Funds		24,656
Total income		241,502

Expenses
Management fee	$ 39,007
Transfer agent fees	15,170
Accounting and security lending fees	982
Custodian fees and expenses	246
Independent trustees' compensation	54
Appreciation in deferred trustee compensation account	1
Registration fees	60
Audit	130
Legal	103
Miscellaneous	100
Total expenses before reductions	55,853
Expense reductions	(338)	55,515
Net investment income (loss)		185,987
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	683,252
Fidelity Central Funds	18,783
Other affiliated issuers	601
Foreign currency transactions	(3,365)
Swap agreements	(4,323)
Total net realized gain (loss)		694,948
Change in net unrealized appreciation (depreciation) on: Investment securities	2,495,602
Assets and liabilities in foreign currencies	(44)
Swap agreements	3,673
Delayed delivery commitments	(2,385)
Total change in net unrealized appreciation (depreciation)		2,496,846
Net gain (loss)		3,191,794
Net increase (decrease) in net assets resulting from operations		$ 3,377,781

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 185,987	$ 457,109
Net realized gain (loss)	694,948	1,031,992
Change in net unrealized appreciation (depreciation)	2,496,846	(142,516)
Net increase (decrease) in net assets resulting from operations	3,377,781	1,346,585
Distributions to shareholders from net investment income	(215,840)	(441,719)
Distributions to shareholders from net realized gain	(3,264)	(11,495)
Total distributions	(219,104)	(453,214)
Share transactions - net increase (decrease)	(329,109)	(1,140,096)
Total increase (decrease) in net assets	2,829,568	(246,725)

Net Assets
Beginning of period	17,333,800	17,580,525
End of period (including undistributed net investment income of $94,424 and undistributed net investment income of $124,277, respectively)	$ 20,163,368	$ 17,333,800

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Puritan

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008	2007	2006 H	2006 L
Selected Per-Share Data
Net asset value, beginning of period	$ 15.81	$ 15.06	$ 17.07	$ 20.54	$ 19.69	$ 19.34	$ 19.13
Income from Investment Operations
Net investment income (loss) D	.17	.40	.45	.50	.59	.06	.55
Net realized and unrealized gain (loss)	2.92	.75	(2.00)	(1.80)	1.70	.29	.80
Total from investment operations	3.09	1.15	(1.55)	(1.30)	2.29	.35	1.35
Distributions from net investment income	(.20)	(.39)	(.44)	(.55)	(.59)	-	(.55)
Distributions from net realized gain	- I	(.01)	(.02)	(1.62)	(.85)	-	(.59)
Total distributions	(.20)	(.40)	(.46) K	(2.17)	(1.44)	-	(1.14)
Net asset value, end of period	$ 18.70	$ 15.81	$ 15.06	$ 17.07	$ 20.54	$ 19.69	$ 19.34
Total Return B, C	19.65%	7.61%	(8.76)%	(7.35)%	12.18%	1.81%	7.36%
Ratios to Average Net Assets E, G
Expenses before reductions	.60% A	.61%	.67%	.61%	.60%	.63% A	.62%
Expenses net of fee waivers, if any	.60% A	.61%	.67%	.61%	.60%	.62% A	.62%
Expenses net of all reductions	.60% A	.61%	.67%	.60%	.59%	.62% A	.61%
Net investment income (loss)	1.93% A	2.48%	3.30%	2.72%	2.91%	3.97% A	2.90%
Supplemental Data
Net assets, end of period (in millions)	$ 17,014	$ 15,054	$ 16,111	$ 21,427	$ 25,719	$ 23,955	$ 23,558
Portfolio turnover rate F	149% A, J	104%	116% J	115%	70% J	78% A	44%

A Annualized. B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the one month period ended August 31. The fund changed its fiscal year end from July 31 to August 31, effective August 31, 2006. I Amount represents less than $.01 per share. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. K Total distributions of $.46 per share is comprised of distributions from net investment income of $.442 and distributions from net realized gain of $.015 per share. L For the period ended July 31.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class K

	Six months ended February 28,	Years ended August 31,
	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.80	$ 15.06	$ 17.07	$ 18.22
Income from Investment Operations
Net investment income (loss) D	.18	.42	.46	.14
Net realized and unrealized gain (loss)	2.93	.74	(1.99)	(1.16)
Total from investment operations	3.11	1.16	(1.53)	(1.02)
Distributions from net investment income	(.21)	(.41)	(.47)	(.13)
Distributions from net realized gain	-I	(.01)	(.02)	-
Total distributions	(.21)	(.42)	(.48) K	(.13)
Net asset value, end of period	$ 18.70	$ 15.80	$ 15.06	$ 17.07
Total Return B, C	19.80%	7.69%	(8.59)%	(5.60)%
Ratios to Average Net Assets E, H
Expenses before reductions	.48% A	.48%	.50%	.48% A
Expenses net of fee waivers, if any	.48% A	.48%	.50%	.48% A
Expenses net of all reductions	.47% A	.47%	.50%	.48% A
Net investment income (loss)	2.05% A	2.61%	3.47%	3.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,150	$ 2,280	$ 1,469	$ 9
Portfolio turnover rate F	149% A, J	104%	116%J	115%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. K Total distributions of $.48 per share is comprised of distributions from net investment income of $.468 and distributions from net realized gain of $.015 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, foreign currency transactions, defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds) , deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,610,840
Gross unrealized depreciation	(210,596)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,400,244

Tax cost	$ 17,284,318

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (3,849)	$ 3,673
Interest Rate Risk
Swap Agreements	(474)	-
Totals (a)	$ (4,323)	$ 3,673

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

5. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $38,558 representing 0.19% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities including the Fixed-Income Central Funds, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $6,360,151 and $6,970,276, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Puritan	$ 14,474.18
Class K	696.05
	$ 15,170

* Annualized

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $139 for the period.

Exchange In-Kind. During the period, the Fund redeemed in-kind 2,207 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invests, valued at $239,305 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $18,783 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $33 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $36. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $578 (including $11 from securities loaned to FCM).

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $337 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2011	Year ended August 31, 2010
From net investment income
Puritan	$ 184,631	$ 395,626
Class K	31,209	46,093
Total	$ 215,840	$ 441,719
From net realized gain
Puritan	$ 2,823	$ 10,418
Class K	441	1,077
Total	$ 3,264	$ 11,495

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2011	Year ended August 31, 2010	Six months ended February 28, 2011	Year ended August 31, 2010
Puritan
Shares sold	40,825	76,931	$ 722,985	$ 1,241,703
Reinvestment of distributions	10,231	24,218	177,511	385,575
Shares redeemed	(93,897)	(218,263)	(1,663,763)	(3,516,873)
Net increase (decrease)	(42,841)	(117,114)	$ (763,267)	$ (1,889,595)
Class K
Shares sold	35,385	67,219	$ 633,047	$ 1,078,159
Reinvestment of distributions	1,823	2,954	31,650	47,170
Shares redeemed	(13,056)	(23,457)	(230,539)	(375,830)
Net increase (decrease)	24,152	46,716	$ 434,158	$ 749,499

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at February 28, 2011, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian, agent banks, and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 19, 2011

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

PUR-K-USAN-0411
1.863168.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 4, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 4, 2011